Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.5%

U.S. Treasury Bills - 100.5%
2.89%, 12/8/22*	$91,045,000	$90,981,356
3.30%, 1/26/23*	95,405,000	94,803,949
3.78%, 2/7/23*	97,525,000	96,769,724
4.32%, 3/16/23*	94,735,000	93,559,126

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $376,360,012)		376,114,155

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $16,266,126)	323,500	16,255,875

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $392,626,138)		392,370,030
Other Assets less Liabilities - (4.8)%		(18,082,343)

NET ASSETS - 100.0%		$374,287,687

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2022 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2022	Dividend Income
WisdomTree Floating Rate Treasury Fund	$16,758,375	$3,525,025	$4,025,908	$(3,492)	$1,875	$16,255,875	$148,770

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	12/5/2022	230,000	CAD	171,977	USD	$—	$(989)
Citibank NA	12/5/2022	75,000	CHF	78,865	USD	420	—
Citibank NA	12/5/2022	785,000	CNH	110,025	USD	1,407	—
Citibank NA	12/5/2022	475,000	EUR	489,660	USD	4,724	—
Citibank NA	12/5/2022	140,000	GBP	166,498	USD	2,250	—
Citibank NA	12/5/2022	36,145,000	GBP	43,567,556	USD	—	(522)
Citibank NA	12/5/2022	9,940,000	INR	119,824	USD	2,217	—
Citibank NA	12/5/2022	19,850,000	INR	243,219	USD	494	—
Citibank NA	12/5/2022	3,390,000	INR	41,458	USD	164	—
Citibank NA	12/5/2022	872,175,000	INR	10,724,562	USD	—	(16,201)
Citibank NA	12/5/2022	30,810,000	JPY	218,395	USD	4,793	—
Citibank NA	12/5/2022	423,000,000	KRW	307,239	USD	13,459	—
Citibank NA	12/5/2022	141,000,000	KRW	104,441	USD	2,459	—
Citibank NA	12/5/2022	2,770,000	MXN	142,386	USD	1,105	—
Citibank NA	12/5/2022	5,875,000	TWD	184,678	USD	5,458	—
Citibank NA	12/5/2022	1,935,000	TWD	61,957	USD	666	—
Citibank NA	12/5/2022	935,000	TWD	30,056	USD	204	—
Citibank NA	12/5/2022	48,322,940	USD	65,820,000	CAD	—	(609,279)
Citibank NA	12/5/2022	21,973,297	USD	21,925,000	CHF	—	(1,204,482)
Citibank NA	1/6/2023	40,055,916	USD	33,190,000	GBP	43	—
Citibank NA	1/6/2023	10,175,894	USD	829,315,000	INR	10,322	—
Goldman Sachs	12/5/2022	490,000	AUD	328,607	USD	4,010	—
Goldman Sachs	12/5/2022	29,335,000	AUD	19,912,774	USD	136	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2022

Goldman Sachs	12/5/2022	955,000	CAD	717,620	USD	—	(7,650)
Goldman Sachs	12/5/2022	215,000	CHF	228,429	USD	—	(1,144)
Goldman Sachs	12/5/2022	3,780,000	CNH	537,472	USD	—	(894)
Goldman Sachs	12/5/2022	1,435,000	EUR	1,484,378	USD	9,182	—
Goldman Sachs	12/5/2022	111,210,000	JPY	797,452	USD	8,156	—
Goldman Sachs	12/5/2022	7,860,105,000	JPY	56,939,252	USD	—	(483)
Goldman Sachs	12/5/2022	12,705,000	MXN	654,456	USD	3,688	—
Goldman Sachs	12/5/2022	717,680,000	MXN	37,178,157	USD	—	(920)
Goldman Sachs	1/6/2023	18,238,793	USD	26,830,000	AUD	—	(389)
Goldman Sachs	1/6/2023	51,158,907	USD	7,031,495,000	JPY	327	—
Goldman Sachs	1/6/2023	34,502,634	USD	669,655,000	MXN	2,101	—
HSBC Holdings PLC	12/5/2022	58,440,000	CAD	43,447,004	USD	—	(1,260)
HSBC Holdings PLC	12/5/2022	72,000,000	KRW	54,307	USD	280	—
HSBC Holdings PLC	12/5/2022	18,657,690,000	KRW	14,308,044	USD	—	(162,715)
HSBC Holdings PLC	12/5/2022	75,978	USD	115,000	AUD	—	(2,085)
HSBC Holdings PLC	12/5/2022	167,260	USD	225,000	CAD	—	(10)
HSBC Holdings PLC	12/5/2022	78,304	USD	75,000	CHF	—	(981)
HSBC Holdings PLC	12/5/2022	108,149	USD	775,000	CNH	—	(1,864)
HSBC Holdings PLC	12/5/2022	420,240	USD	410,000	EUR	—	(6,491)
HSBC Holdings PLC	12/5/2022	94,583	USD	80,000	GBP	—	(1,844)
HSBC Holdings PLC	12/5/2022	41,015	USD	3,355,000	INR	—	(177)
HSBC Holdings PLC	12/5/2022	212,207	USD	30,120,000	JPY	—	(5,983)
HSBC Holdings PLC	12/5/2022	53,058	USD	72,000,000	KRW	—	(1,529)
HSBC Holdings PLC	12/5/2022	140,367	USD	2,750,000	MXN	—	(2,088)
HSBC Holdings PLC	12/5/2022	29,827	USD	930,000	TWD	—	(271)
HSBC Holdings PLC	1/6/2023	41,789,817	USD	56,175,000	CAD	2,281	—
HSBC Holdings PLC	1/6/2023	12,803,440	USD	16,690,565,000	KRW	140,847	—
JP Morgan Chase Bank NA	12/5/2022	335,000	AUD	214,535	USD	12,867	—
JP Morgan Chase Bank NA	12/5/2022	220,000	AUD	145,682	USD	3,657	—
JP Morgan Chase Bank NA	12/5/2022	110,000	AUD	74,445	USD	224	—
JP Morgan Chase Bank NA	12/5/2022	1,655,000	AUD	1,116,455	USD	6,977	—
JP Morgan Chase Bank NA	12/5/2022	115,000	AUD	76,928	USD	1,135	—
JP Morgan Chase Bank NA	12/5/2022	665,000	CAD	488,123	USD	6,254	—
JP Morgan Chase Bank NA	12/5/2022	440,000	CAD	330,214	USD	—	(3,107)
JP Morgan Chase Bank NA	12/5/2022	220,000	CAD	165,622	USD	—	(2,068)
JP Morgan Chase Bank NA	12/5/2022	3,330,000	CAD	2,498,993	USD	—	(23,388)
JP Morgan Chase Bank NA	12/5/2022	225,000	CAD	165,629	USD	1,641	—
JP Morgan Chase Bank NA	12/5/2022	220,000	CHF	220,752	USD	11,819	—
JP Morgan Chase Bank NA	12/5/2022	150,000	CHF	155,725	USD	2,846	—
JP Morgan Chase Bank NA	12/5/2022	75,000	CHF	79,595	USD	—	(310)
JP Morgan Chase Bank NA	12/5/2022	1,110,000	CHF	1,177,483	USD	—	(4,058)
JP Morgan Chase Bank NA	12/5/2022	75,000	CHF	78,662	USD	623	—
JP Morgan Chase Bank NA	12/5/2022	2,290,000	CNH	314,115	USD	10,955	—
JP Morgan Chase Bank NA	12/5/2022	1,520,000	CNH	212,779	USD	2,987	—
JP Morgan Chase Bank NA	12/5/2022	765,000	CNH	108,749	USD	—	(156)
JP Morgan Chase Bank NA	12/5/2022	11,415,000	CNH	1,608,404	USD	11,975	—
JP Morgan Chase Bank NA	12/5/2022	785,000	CNH	109,927	USD	1,505	—
JP Morgan Chase Bank NA	12/5/2022	200,315,000	CNH	28,435,457	USD	—	(404)
JP Morgan Chase Bank NA	12/5/2022	1,000,000	EUR	990,103	USD	50,706	—
JP Morgan Chase Bank NA	12/5/2022	900,000	EUR	919,022	USD	17,706	—
JP Morgan Chase Bank NA	12/5/2022	465,000	EUR	482,041	USD	1,935	—
JP Morgan Chase Bank NA	12/5/2022	6,965,000	EUR	7,250,440	USD	—	(1,207)
JP Morgan Chase Bank NA	12/5/2022	465,000	EUR	480,363	USD	3,613	—
JP Morgan Chase Bank NA	12/5/2022	410,000	GBP	471,246	USD	22,944	—
JP Morgan Chase Bank NA	12/5/2022	275,000	GBP	322,294	USD	9,175	—
JP Morgan Chase Bank NA	12/5/2022	135,000	GBP	160,245	USD	2,476	—
JP Morgan Chase Bank NA	12/5/2022	2,045,000	GBP	2,437,681	USD	27,241	—
JP Morgan Chase Bank NA	12/5/2022	135,000	GBP	161,309	USD	1,412	—
JP Morgan Chase Bank NA	12/5/2022	6,620,000	INR	82,114	USD	—	(835)
JP Morgan Chase Bank NA	12/5/2022	14,710,000	INR	181,394	USD	—	(788)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2022

JP Morgan Chase Bank NA	12/5/2022	3,310,000	INR	40,796	USD	—	(156)
JP Morgan Chase Bank NA	12/5/2022	3,350,000	INR	41,025	USD	105	—
JP Morgan Chase Bank NA	12/5/2022	89,355,000	JPY	605,081	USD	42,209	—
JP Morgan Chase Bank NA	12/5/2022	59,480,000	JPY	422,096	USD	8,779	—
JP Morgan Chase Bank NA	12/5/2022	29,875,000	JPY	215,089	USD	1,326	—
JP Morgan Chase Bank NA	12/5/2022	446,255,000	JPY	3,207,237	USD	25,443	—
JP Morgan Chase Bank NA	12/5/2022	29,910,000	JPY	215,602	USD	1,067	—
JP Morgan Chase Bank NA	12/5/2022	210,450,000	KRW	147,508	USD	12,044	—
JP Morgan Chase Bank NA	12/5/2022	212,000,000	KRW	149,549	USD	11,179	—
JP Morgan Chase Bank NA	12/5/2022	315,000,000	KRW	237,826	USD	992	—
JP Morgan Chase Bank NA	12/5/2022	71,000,000	KRW	53,960	USD	—	(132)
JP Morgan Chase Bank NA	12/5/2022	1,058,000,000	KRW	791,501	USD	10,621	—
JP Morgan Chase Bank NA	12/5/2022	8,185,000	MXN	412,794	USD	11,205	—
JP Morgan Chase Bank NA	12/5/2022	5,440,000	MXN	280,216	USD	1,586	—
JP Morgan Chase Bank NA	12/5/2022	2,725,000	MXN	140,228	USD	933	—
JP Morgan Chase Bank NA	12/5/2022	40,810,000	MXN	2,106,733	USD	7,306	—
JP Morgan Chase Bank NA	12/5/2022	2,720,000	MXN	141,319	USD	—	(418)
JP Morgan Chase Bank NA	12/5/2022	2,950,000	TWD	91,360	USD	4,113	—
JP Morgan Chase Bank NA	12/5/2022	22,160,000	TWD	722,224	USD	—	(5,048)
JP Morgan Chase Bank NA	12/5/2022	920,000	TWD	29,820	USD	—	(45)
JP Morgan Chase Bank NA	12/5/2022	925,000	TWD	29,905	USD	31	—
JP Morgan Chase Bank NA	12/5/2022	21,073,269	USD	32,915,000	AUD	—	(1,269,782)
JP Morgan Chase Bank NA	12/5/2022	150,131	USD	225,000	AUD	—	(2,602)
JP Morgan Chase Bank NA	12/5/2022	336,172	USD	450,000	CAD	1,631	—
JP Morgan Chase Bank NA	12/5/2022	157,456	USD	150,000	CHF	—	(1,115)
JP Morgan Chase Bank NA	12/5/2022	218,479	USD	1,555,000	CNH	—	(2,256)
JP Morgan Chase Bank NA	12/5/2022	966,092	USD	935,000	EUR	—	(7,064)
JP Morgan Chase Bank NA	12/5/2022	46,097,214	USD	40,160,000	GBP	—	(2,309,262)
JP Morgan Chase Bank NA	12/5/2022	326,856	USD	275,000	GBP	—	(4,613)
JP Morgan Chase Bank NA	12/5/2022	81,985	USD	6,690,000	INR	—	(153)
JP Morgan Chase Bank NA	12/5/2022	430,684	USD	60,380,000	JPY	—	(6,710)
JP Morgan Chase Bank NA	12/5/2022	14,680,129	USD	20,944,140,000	KRW	—	(1,198,673)
JP Morgan Chase Bank NA	12/5/2022	107,463	USD	144,000,000	KRW	—	(1,711)
JP Morgan Chase Bank NA	12/5/2022	281,229	USD	5,480,000	MXN	—	(2,646)
JP Morgan Chase Bank NA	12/5/2022	9,099,876	USD	293,835,000	TWD	—	(409,659)
JP Morgan Chase Bank NA	12/5/2022	59,562	USD	1,850,000	TWD	—	(310)
JP Morgan Chase Bank NA	1/6/2023	26,868,752	USD	188,800,000	CNH	306	—
Morgan Stanley & Co. International	12/5/2022	330,000	AUD	211,294	USD	12,713	—
Morgan Stanley & Co. International	12/5/2022	660,000	CAD	484,561	USD	6,099	—
Morgan Stanley & Co. International	12/5/2022	220,000	CHF	220,497	USD	12,074	—
Morgan Stanley & Co. International	12/5/2022	19,565,000	CHF	20,683,108	USD	—	(178)
Morgan Stanley & Co. International	12/5/2022	2,275,000	CNH	310,679	USD	12,261	—
Morgan Stanley & Co. International	12/5/2022	1,380,000	EUR	1,366,959	USD	69,357	—
Morgan Stanley & Co. International	12/5/2022	122,830,000	EUR	127,842,692	USD	—	(159)
Morgan Stanley & Co. International	12/5/2022	405,000	GBP	464,885	USD	23,278	—
Morgan Stanley & Co. International	12/5/2022	88,760,000	JPY	599,129	USD	43,850	—
Morgan Stanley & Co. International	12/5/2022	8,130,000	MXN	407,978	USD	13,172	—
Morgan Stanley & Co. International	12/5/2022	247,150,000	TWD	8,040,013	USD	—	(41,369)
Morgan Stanley & Co. International	12/5/2022	135,871,534	USD	137,165,000	EUR	—	(6,890,993)
Morgan Stanley & Co. International	12/5/2022	59,625,487	USD	8,833,585,000	JPY	—	(4,365,192)
Morgan Stanley & Co. International	1/6/2023	18,932,617	USD	17,830,000	CHF	—	(416)
Morgan Stanley & Co. International	1/6/2023	117,675,194	USD	112,740,000	EUR	1,020	—
Morgan Stanley & Co. International	1/6/2023	7,935,447	USD	241,555,000	TWD	95,705	—
Royal Bank of Canada	12/5/2022	665,000	AUD	432,904	USD	18,505	—
Royal Bank of Canada	12/5/2022	1,330,000	CAD	990,194	USD	—	(1,439)
Royal Bank of Canada	12/5/2022	445,000	CHF	452,643	USD	17,784	—
Royal Bank of Canada	12/5/2022	4,575,000	CNH	633,514	USD	15,915	—
Royal Bank of Canada	12/5/2022	2,595,000	EUR	2,618,114	USD	82,785	—
Royal Bank of Canada	12/5/2022	825,000	GBP	952,329	USD	42,077	—
Royal Bank of Canada	12/5/2022	9,875,000	INR	118,847	USD	2,396	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2022

Royal Bank of Canada	12/5/2022	178,325,000	JPY	1,228,009	USD	63,781	—
Royal Bank of Canada	12/5/2022	16,290,000	MXN	830,199	USD	13,655	—
Royal Bank of Canada	12/5/2022	30,883,837	USD	226,175,000	CNH	—	(1,222,087)
Royal Bank of Canada	12/5/2022	11,828,259	USD	982,810,000	INR	—	(238,454)
Royal Bank of Canada	12/5/2022	40,615,991	USD	809,225,000	MXN	—	(1,303,457)
Standard Chartered Bank	12/5/2022	49,635,000	INR	608,645	USD	762	—
Standard Chartered Bank	12/5/2022	13,765,000	TWD	442,889	USD	2,595	—

						$1,124,526	$(21,352,671)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$376,114,155	$—	$376,114,155
Exchange-Traded Fund	16,255,875	—	—	16,255,875

Total Investments in Securities	$16,255,875	$376,114,155	$—	$392,370,030

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,124,526	$—	$1,124,526
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(21,352,671)	$—	$(21,352,671)

Total - Net	$16,255,875	$355,886,010	$—	$372,141,885

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 68.0%

U.S. Treasury Bills - 68.0%
2.76%, 12/8/22*	$8,750,000	$8,743,883
3.44%, 1/17/23*	9,650,000	9,599,494

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,353,121)		18,343,377

	Shares
EXCHANGE-TRADED FUND - 4.2%

United States - 4.2%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,119,572)	22,300	1,120,575

	Principal Amount
REPURCHASE AGREEMENT - 25.6%

United States - 25.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/22 (tri-party custodian: The Bank of New York Mellon Corp.), 3.80% due 12/1/22; Proceeds at maturity - $6,900,728 (fully collateralized by Ginnie Mae II Single Family, 2.50% - 3.00% due 9/20/51, Ginnie Mae II Single Family Platinum, 2.00% - 2.50% due 9/20/51; Market value including accrued interest - $7,245,853) (Cost: $6,900,000)	$6,900,000	6,900,000

TOTAL INVESTMENTS IN SECURITIES - 97.8% (Cost: $26,372,693)		26,363,952
Other Assets less Liabilities - 2.2%		603,298

NET ASSETS - 100.0%		$26,967,250

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2022 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2022	Dividend Income
WisdomTree Floating Rate Treasury Fund	$1,120,575	$—	$—	$—	$—	$1,120,575	$9,366

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	2/14/2023	67,303,000	CNY	9,357,777	USD	$127,340	$—
Goldman Sachs	1/13/2023	28,500,000	CNH	3,969,387	USD	27,939	—
HSBC Holdings PLC	12/13/2022	4,755,814	USD	33,947,000	CNY	—	(6,151)
HSBC Holdings PLC	3/13/2023	34,500,000	CNY	4,854,369	USD	15,956	—
Morgan Stanley & Co. International	1/13/2023	61,000,000	CNY	8,518,244	USD	61,221	—
UBS AG	12/13/2022	33,947,000	CNY	4,916,008	USD	—	(154,043)

						$232,456	$(160,194)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$18,343,377	$—	$18,343,377
Exchange-Traded Fund	1,120,575	—	—	1,120,575
Repurchase Agreement	—	6,900,000	—	6,900,000

Total Investments in Securities	$1,120,575	$25,243,377	$—	$26,363,952

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$232,456	$—	$232,456
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(160,194)	$—	$(160,194)

Total - Net	$1,120,575	$25,315,639	$—	$26,436,214

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 63.9%

U.S. Treasury Bills - 63.9%
2.79%, 12/8/22*	$2,425,000	$2,423,305
3.20%, 1/26/23*	2,920,000	2,901,604

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,329,568)		5,324,909

	Shares
EXCHANGE-TRADED FUND - 4.1%

United States - 4.1%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $341,394)	6,800	341,700

	Principal Amount
REPURCHASE AGREEMENT - 27.9%

United States - 27.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/22 (tri-party custodian: The Bank of New York Mellon Corp.), 3.80% due 12/1/22; Proceeds at maturity - $2,330,246 (fully collateralized by U.S. Treasury Inflation Indexed Bond, 0.63% due 7/15/32; Market value including accrued interest - $2,376,644) (Cost: $2,330,000)	$2,330,000	2,330,000

TOTAL INVESTMENTS IN SECURITIES - 95.9% (Cost: $8,000,962)		7,996,609
Other Assets less Liabilities - 4.1%		341,341

NET ASSETS - 100.0%		$8,337,950

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2022 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2022	Dividend Income
WisdomTree Floating Rate Treasury Fund	$341,700	$—	$—	$—	$—	$341,700	$2,856

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	2/3/2023	11,655,000	MXN	577,944	USD	$17,053	$—
Bank of America NA	2/3/2023	2,775,000	PLN	575,693	USD	28,706	—
Bank of America NA	2/3/2023	11,680,000	TRY	577,146	USD	28,995	—
Bank of America NA	2/3/2023	10,415,000	ZAR	570,783	USD	38,450	—
Citibank NA	2/3/2023	4,155,000	CNH	576,308	USD	7,441	—
Citibank NA	2/3/2023	9,008,215,000	IDR	577,365	USD	—	(5,745)
Citibank NA	2/3/2023	47,950,000	INR	575,738	USD	9,491	—
Citibank NA	2/3/2023	815,315,000	KRW	574,910	USD	43,639	—
Citibank NA	2/3/2023	33,660,000	PHP	578,162	USD	16,419	—
HSBC Holdings PLC	2/3/2023	21,645,000	THB	578,340	USD	38,000	—
JP Morgan Chase Bank NA	2/3/2023	3,115,000	BRL	572,032	USD	13,269	—
JP Morgan Chase Bank NA	2/3/2023	553,825,000	CLP	583,945	USD	27,715	—
JP Morgan Chase Bank NA	2/3/2023	2,833,400,000	COP	577,655	USD	3,891	—
Morgan Stanley & Co. International	2/7/2023	2,705,000	MYR	572,632	USD	33,409	—

						$306,478	$(5,745)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$5,324,909	$—	$5,324,909
Exchange-Traded Fund	341,700	—	—	341,700
Repurchase Agreement	—	2,330,000	—	2,330,000

Total Investments in Securities	$341,700	$7,654,909	$—	$7,996,609

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$306,478	$—	$306,478
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5,745)	$—	$(5,745)

Total - Net	$341,700	$7,955,642	$—	$8,297,342

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2022

Investments	Principal Amount	Value
CORPORATE BONDS - 89.6%

Argentina - 2.3%
Arcor SAIC
8.25%, 10/9/27(a)	$510,000	$530,781
MercadoLibre, Inc.
3.13%, 1/14/31(b)	400,000	300,400
YPF SA
8.50%, 7/28/25(c)	200,000	157,617
8.50%, 6/27/29(a)	263,000	178,669

Total Argentina		1,167,467

Austria - 0.4%
Suzano Austria GmbH
7.00%, 3/16/47(a)(b)	226,000	225,576

Brazil - 3.5%
Banco do Brasil SA
9.00%, 6/18/24, (9.00% fixed rate until 6/18/24; 10-year Constant Maturity Treasury Rate + 6.36% thereafter)(c)(d)(e)	450,000	449,471
Braskem Netherlands Finance BV
4.50%, 1/31/30(a)	400,000	340,500
CSN Resources SA
4.63%, 6/10/31(a)	325,000	250,453
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	50,000	49,756
Minerva Luxembourg SA
4.38%, 3/18/31(a)	275,000	227,178
Nexa Resources SA
6.50%, 1/18/28(c)	500,000	485,625

Total Brazil		1,802,983

Chile - 4.2%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Partners
4.05%, 4/27/26(a)	300,000	261,900
Banco de Credito e Inversiones SA
2.88%, 10/14/31(c)	450,000	362,531
Celulosa Arauco y Constitucion SA
4.50%, 8/1/24	200,000	197,013
5.50%, 11/2/47	325,000	273,586
Cia Cervecerias Unidas SA
3.35%, 1/19/32(a)	230,000	193,200
Engie Energia Chile SA
3.40%, 1/28/30(c)	350,000	278,600
Inversiones CMPC SA
3.00%, 4/6/31(a)	325,000	268,531
Telefonica Moviles Chile SA
3.54%, 11/18/31(c)	450,000	361,660

Total Chile		2,197,021

China - 3.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	350,000	337,475
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(a)	300,000	261,188
Lenovo Group Ltd.
5.83%, 1/27/28(a)	350,000	337,778
6.54%, 7/27/32(a)	330,000	315,675
Tencent Holdings Ltd.
3.98%, 4/11/29(c)	400,000	365,839
3.93%, 1/19/38(c)	200,000	155,250

Total China		1,773,205

Colombia - 5.2%
Bancolombia SA
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(d)	385,000	330,378
Canacol Energy Ltd.
5.75%, 11/24/28(a)	275,000	233,023
Ecopetrol SA
6.88%, 4/29/30	525,000	471,975
Geopark Ltd.
5.50%, 1/17/27(a)	375,000	326,250
Millicom International Cellular SA
4.50%, 4/27/31(a)(b)	500,000	411,750
Oleoducto Central SA
4.00%, 7/14/27(c)	450,000	390,375
Promigas SA ESP / Gases del Pacifico SAC
3.75%, 10/16/29(a)	200,000	159,146
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28(a)	400,000	364,555

Total Colombia		2,687,452

Ghana - 0.7%
Tullow Oil PLC
10.25%, 5/15/26(a)	439,000	379,735

Guatemala - 1.6%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.25%, 4/27/29(a)	460,000	413,425
CT Trust
5.13%, 2/3/32(a)	500,000	433,321

Total Guatemala		846,746

Hong Kong - 1.4%
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	275,000	229,625
5.75%, 7/21/28(c)	325,000	271,375
5.38%, 12/4/29(c)	250,000	198,906

Total Hong Kong		699,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2022

Investments	Principal Amount	Value
India - 6.5%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(c)	$450,000	$381,375
4.38%, 7/3/29(a)	200,000	169,500
Bharti Airtel International Netherlands BV
5.35%, 5/20/24(a)	323,000	321,485
Bharti Airtel Ltd.
4.38%, 6/10/25(c)	200,000	193,400
JSW Steel Ltd.
5.05%, 4/5/32(a)	600,000	466,250
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(b)(d)(e)	300,000	257,437
Reliance Industries Ltd.
3.67%, 11/30/27(a)	400,000	369,802
2.88%, 1/12/32(a)	335,000	276,919
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(a)	550,000	419,986
Vedanta Resources Finance II PLC
13.88%, 1/21/24(a)	275,000	236,952
8.95%, 3/11/25(a)	450,000	299,250

Total India		3,392,356

Indonesia - 3.1%
Medco Bell Pte Ltd.
6.38%, 1/30/27(a)	478,000	423,030
Medco Oak Tree Pte Ltd.
7.38%, 5/14/26(c)	200,000	191,760
Pertamina Persero PT
3.10%, 1/21/30(a)	250,000	219,844
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/27(b)(c)	541,000	510,823
3.00%, 6/30/30(c)	350,000	284,283

Total Indonesia		1,629,740

Ireland - 1.4%
C&W Senior Financing DAC
6.88%, 9/15/27(c)	800,000	715,000

Israel - 5.2%
Bank Hapoalim BM
3.26%, 1/21/32, (3.255% fixed rate until 1/21/27; 5-year Constant Maturity Treasury Rate + 2.155% thereafter)(a)(c)(d)	475,000	407,788
Bank Leumi Le-Israel BM
5.13%, 7/27/27(a)(c)	250,000	248,975
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(c)(d)	500,000	446,406
Israel Electric Corp. Ltd.
4.25%, 8/14/28, Series GMTN(a)(c)	300,000	282,744
Mizrahi Tefahot Bank Ltd.
3.08%, 4/7/31, (3.077% fixed rate until 4/7/26; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(c)(d)	550,000	482,625
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	650,000	565,376
5.13%, 5/9/29(b)	300,000	267,638

Total Israel		2,701,552

Jamaica - 0.1%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.
8.75%, 5/25/24(a)	81,000	70,875

Kuwait - 2.2%
Equate Petrochemical BV
4.25%, 11/3/26(c)	400,000	380,608
2.63%, 4/28/28(a)	350,000	300,169
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(d)(e)	500,000	455,462

Total Kuwait		1,136,239

Luxembourg - 1.4%
Altice Financing SA
5.75%, 8/15/29(a)	525,000	427,875
EIG Pearl Holdings Sarl
3.55%, 8/31/36(a)	325,000	272,188

Total Luxembourg		700,063

Malaysia - 2.1%
CIMB Bank Bhd
2.13%, 7/20/27(a)	225,000	198,609
GENM Capital Labuan Ltd.
3.88%, 4/19/31(a)	375,000	280,781
Misc Capital Two Labuan Ltd.
3.75%, 4/6/27(a)	450,000	411,505
3.75%, 4/6/27(c)	200,000	182,891

Total Malaysia		1,073,786

Mexico - 5.6%
Alpek SAB de CV
4.25%, 9/18/29(a)	400,000	360,844
4.25%, 9/18/29(c)	200,000	180,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2022

Investments	Principal Amount	Value
Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(d)(e)	$400,000	$350,240
Braskem Idesa SAPI
6.99%, 2/20/32(a)	500,000	354,375
Cemex SAB de CV
5.20%, 9/17/30(a)	200,000	180,440
5.20%, 9/17/30(c)	300,000	270,660
3.88%, 7/11/31(a)	200,000	162,897
GCC SAB de CV Co.
3.61%, 4/20/32(a)	400,000	329,301
Grupo Bimbo SAB de CV
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(a)(d)(e)	400,000	397,000
Orbia Advance Corp. SAB de CV
2.88%, 5/11/31(a)	400,000	317,910

Total Mexico		2,904,089

Morocco - 0.7%
OCP SA
4.50%, 10/22/25(a)	200,000	196,416
6.88%, 4/25/44(c)	200,000	182,049

Total Morocco		378,465

Netherlands - 0.7%
Sigma Finance Netherlands BV
4.88%, 3/27/28(a)	385,000	365,214

Oman - 1.8%
OQ SAOC
5.13%, 5/6/28(c)	250,000	235,800
5.13%, 5/6/28(a)	500,000	471,600
Oryx Funding Ltd.
5.80%, 2/3/31(a)	250,000	237,133

Total Oman		944,533

Panama - 1.0%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	625,000	526,172

Peru - 1.9%
Banco de Credito e Inversiones SA
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(c)(d)	285,000	259,213
InRetail Consumer
3.25%, 3/22/28(a)	375,000	319,922
Southern Copper Corp.
5.88%, 4/23/45(b)	400,000	400,498

Total Peru		979,633

Poland - 0.6%
Canpack SA / Canpack U.S. LLC
3.13%, 11/1/25(a)	384,000	330,480

Qatar - 2.1%
Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(c)(d)(e)	400,000	357,470
Ooredoo International Finance Ltd.
2.63%, 4/8/31(a)	375,000	322,031
Qatar Energy
2.25%, 7/12/31(c)	200,000	166,875
3.30%, 7/12/51(a)	325,000	236,919

Total Qatar		1,083,295

Russia - 0.7%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(d)(f)	350,000	30,406
Credit Bank of Moscow Via CBOM Finance PLC
3.88%, 9/21/26(a)(f)	500,000	112,500
Phosagro OAO Via Phosagro Bond Funding DAC
2.60%, 9/16/28(a)	250,000	168,750
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(a)(e)(f)	300,000	33,188

Total Russia		344,844

Saudi Arabia - 3.3%
Arabian Centres Sukuk II Ltd.
5.63%, 10/7/26(a)	200,000	178,993
EIG Pearl Holdings Sarl
3.55%, 8/31/36(c)	200,000	167,500
4.39%, 11/30/46(c)	350,000	264,687
SA Global Sukuk Ltd.
2.69%, 6/17/31(a)	200,000	171,277
2.69%, 6/17/31(c)	200,000	171,278
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	700,000	580,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2022

Investments	Principal Amount	Value
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(c)	$200,000	$187,699

Total Saudi Arabia		1,722,084

Singapore - 0.7%
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(d)	425,000	379,852

South Africa - 3.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/1/28	350,000	305,294
6.50%, 4/15/40	256,000	234,240
Bidvest Group UK PLC
3.63%, 9/23/26(a)	425,000	380,064
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 5/15/24(c)	425,000	420,683
Sasol Financing USA LLC
4.38%, 9/18/26	350,000	317,817

Total South Africa		1,658,098

South Korea - 4.5%
Kookmin Bank
2.50%, 11/4/30(a)	475,000	377,654
2.50%, 11/4/30(c)	300,000	238,518
KT Corp.
4.00%, 8/8/25(a)	300,000	290,142
POSCO
4.38%, 8/4/25(a)	400,000	384,092
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(d)(e)	300,000	253,500
SK Hynix, Inc.
3.00%, 9/17/24(c)	200,000	189,020
2.38%, 1/19/31(a)	300,000	222,375
Woori Bank
4.75%, 4/30/24(c)	400,000	392,148

Total South Korea		2,347,449

Taiwan - 0.7%
TSMC Global Ltd.
4.63%, 7/22/32(a)	350,000	349,304

Thailand - 3.6%
Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(a)(d)(e)	450,000	421,570
4.45%, 9/19/28(a)	300,000	287,437
GC Treasury Center Co. Ltd.
2.98%, 3/18/31(c)	200,000	163,125
4.40%, 3/30/32(a)	440,000	393,899
PTTEP Treasury Center Co. Ltd.
2.59%, 6/10/27(c)	200,000	176,964
3.90%, 12/6/59(a)	600,000	409,359

Total Thailand		1,852,354

Turkey - 2.2%
Akbank TAS
6.80%, 2/6/26(c)	300,000	281,716
Turk Telekomunikasyon AS
6.88%, 2/28/25(a)	200,000	180,150
Turkiye Is Bankasi AS
6.13%, 4/25/24(c)	200,000	197,995
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(a)	500,000	486,274

Total Turkey		1,146,135

United Arab Emirates - 5.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 4/29/28(c)	200,000	175,968
4.88%, 4/23/30(c)	200,000	204,616
DP World Ltd.
6.85%, 7/2/37(c)	370,000	386,852
Emirates NBD Bank PJSC
6.13%, 3/20/25, (6.13% fixed rate until 3/20/25; 6-year U.S. dollar Swap Rate + 3.656% thereafter)(c)(d)(e)	350,000	343,101
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(c)	405,995	376,009
2.16%, 3/31/34(a)	277,398	234,748
2.94%, 9/30/40(c)	193,306	154,857
2.94%, 9/30/40(a)	3,782	3,030
MAF Global Securities Ltd.
4.75%, 5/7/24(c)	200,000	197,389
MDGH GMTN RSC Ltd.
5.50%, 4/28/33(a)	650,000	683,312
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(a)	322,793	257,629

Total United Arab Emirates		3,017,511

United Kingdom - 2.9%
Antofagasta PLC
5.63%, 5/13/32(a)(b)	275,000	265,292
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(a)	350,000	288,988
HSBC Holdings PLC
7.39%, 11/3/28, (7.39% fixed rate until 11/3/27; Secured Overnight Financing Rate + 3.35% thereafter)(d)	900,000	947,095

Total United Kingdom		1,501,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2022

Investments	Principal Amount	Value
United States - 2.9%
Dollar General Corp.
5.00%, 11/1/32	$525,000	$525,194
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.63%, 1/15/32(a)	568,000	474,535
Oncor Electric Delivery Co. LLC
4.55%, 9/15/32(a)	525,000	514,402

Total United States		1,514,131

TOTAL CORPORATE BONDS (Cost: $53,364,157)		46,544,720

FOREIGN GOVERNMENT AGENCIES - 2.4%

South Korea - 2.4%
Korea Development Bank
4.25%, 9/8/32	250,000	239,149
Korea Electric Power Corp.
3.63%, 6/14/25(a)	700,000	672,157
5.50%, 4/6/28(a)	350,000	354,380

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,296,703)		1,265,686

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%

Panama - 0.8%
Panama Government International Bond
6.40%, 2/14/35	400,000	417,500

Poland - 0.8%
Poland Government International Bond
5.75%, 11/16/32	375,000	396,353

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $766,876)		813,853

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

United States - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(g) (Cost: $1,447,285)	1,447,285	1,447,285

TOTAL INVESTMENTS IN SECURITIES - 96.4% (Cost: $56,875,021)		50,071,544
Other Assets less Liabilities - 3.6%		1,892,484

NET ASSETS - 100.0%		$51,964,028

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at November 30, 2022. At November 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,196,505 and the total market value of the collateral held by the Fund was $2,256,078. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $808,793.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown reflects the accrual rate as of November 30, 2022 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Security in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	45	3/22/23	$(5,107,500)	$(26,461)
Ultra 10 Year U.S. Treasury Note	54	3/22/23	(6,461,438)	(29,531)

			$(11,568,938)	$(55,992)

Long Exposure
2 Year U.S. Treasury Note	36	3/31/23	$7,392,938	$18,435
5 Year U.S. Treasury Note	27	3/31/23	2,931,398	13,830
U.S. Treasury Long Bond	2	3/22/23	254,000	1,063
U.S. Treasury Ultra Long Term Bond	7	3/22/23	953,969	2,328

			$11,532,305	$35,656

Total - Net			$(36,633)	$(20,336)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$46,544,720	$—	$46,544,720
Foreign Government Agencies	—	1,265,686	—	1,265,686
Foreign Government Obligations	—	813,853	—	813,853
Investment of Cash Collateral for Securities Loaned	—	1,447,285	—	1,447,285

Total Investments in Securities	$—	$50,071,544	$—	$50,071,544

Financial Derivative Instruments
Futures Contracts[1]	$35,656	$—	$—	$35,656
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(55,992)	$—	$—	$(55,992)

Total - Net	$(20,336)	$50,071,544	$—	$50,051,208

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2022

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 80.5%

Brazil - 8.7%
Brazil Letras do Tesouro Nacional
6.82%, 7/1/23, Series LTN(a)	8,495,000	BRL	$1,497,579
8.09%, 1/1/24, Series LTN(a)	10,970,000	BRL	1,812,879
9.41%, 7/1/24, Series LTN(a)	7,255,000	BRL	1,130,360
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	7,835,000	BRL	1,486,097
10.00%, 1/1/25, Series F	4,249,000	BRL	766,032
10.00%, 1/1/27, Series F	3,780,000	BRL	660,139
10.00%, 1/1/29, Series F	3,560,000	BRL	602,467
10.00%, 1/1/31, Series F	500,000	BRL	82,744

Total Brazil			8,038,297

Chile - 4.5%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	219,557
2.50%, 3/1/25	765,000,000	CLP	785,993
4.50%, 3/1/26	880,000,000	CLP	942,460
2.30%, 10/1/28(b)(c)	105,000,000	CLP	98,610
5.00%, 10/1/28(b)(c)	480,000,000	CLP	522,581
4.70%, 9/1/30(b)(c)	175,000,000	CLP	186,555
5.00%, 3/1/35	650,000,000	CLP	703,796
6.00%, 1/1/43, Series 30YR	550,000,000	CLP	659,788

Total Chile			4,119,340

China - 4.0%
China Development Bank
3.41%, 6/7/31, Series 2110	2,000,000	CNY	289,406
China Government Bond
3.12%, 12/5/26, Series 1916	2,250,000	CNY	324,002
2.85%, 6/4/27, Series INBK	1,700,000	CNY	242,332
3.25%, 11/22/28, Series 1827	2,300,000	CNY	335,777
3.29%, 5/23/29, Series 1906	5,000,000	CNY	730,486
3.13%, 11/21/29, Series 1915	4,000,000	CNY	577,662
2.68%, 5/21/30, Series INBK	4,970,000	CNY	690,593
3.81%, 9/14/50, Series INBK	3,000,000	CNY	462,450

Total China			3,652,708

Colombia - 6.5%
Colombian TES
10.00%, 7/24/24, Series B	2,958,700,000	COP	597,344
6.25%, 11/26/25, Series B	3,102,400,000	COP	548,773
7.50%, 8/26/26, Series B	5,104,300,000	COP	902,618
5.75%, 11/3/27, Series B	5,079,700,000	COP	793,559
6.00%, 4/28/28, Series B	4,422,600,000	COP	681,680
7.75%, 9/18/30, Series B	562,200,000	COP	87,541
7.00%, 3/26/31, Series B	3,300,000,000	COP	479,318
7.00%, 6/30/32, Series B	3,041,800,000	COP	427,022
7.25%, 10/18/34, Series B	2,210,400,000	COP	302,388
6.25%, 7/9/36, Series B	5,000,000,000	COP	599,810
9.25%, 5/28/42, Series B	1,600,000,000	COP	240,877
7.25%, 10/26/50, Series B	2,750,000,000	COP	325,334

Total Colombia			5,986,264

Czech Republic - 2.1%
Czech Republic Government Bond
0.45%, 10/25/23, Series 97(b)	5,680,000	CZK	228,133
3.62%, 12/12/24, Series 135(a)	2,000,000	CZK	76,097
1.25%, 2/14/25, Series 120	10,000,000	CZK	387,253
0.25%, 2/10/27, Series 100	12,370,000	CZK	432,057
0.05%, 11/29/29, Series 130	9,200,000	CZK	282,509
1.20%, 3/13/31, Series 121	15,000,000	CZK	485,420

Total Czech Republic			1,891,469

Egypt - 0.0%
Egypt Government Bond
14.48%, 4/6/26, Series 5YR	200,000	EGP	7,215

Hungary - 1.9%
Hungary Government Bond
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	41,731
3.00%, 6/26/24, Series 24/B	216,640,000	HUF	488,612
1.00%, 11/26/25, Series 25/C	121,300,000	HUF	241,475
3.00%, 10/27/27, Series 27/A	240,260,000	HUF	467,429
3.00%, 8/21/30, Series 30/A(d)	121,380,000	HUF	216,436
3.25%, 10/22/31, Series 31/A(d)	72,870,000	HUF	127,475
2.25%, 4/20/33, Series 33/A	95,360,000	HUF	143,452
3.00%, 10/27/38, Series 38/A	27,000,000	HUF	38,060

Total Hungary			1,764,670

India - 3.8%
India Government Bond
5.15%, 11/9/25	50,000,000	INR	584,337
5.63%, 4/12/26	50,000,000	INR	588,958
7.26%, 1/14/29	50,000,000	INR	616,298
5.79%, 5/11/30	50,000,000	INR	563,214
6.10%, 7/12/31	50,000,000	INR	567,977
7.16%, 9/20/50	50,000,000	INR	599,754

Total India			3,520,538

Indonesia - 10.2%
Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	8,465,000,000	IDR	553,832
8.13%, 5/15/24, Series FR77	8,178,000,000	IDR	535,054
6.50%, 6/15/25, Series FR81	7,700,000,000	IDR	491,422
5.50%, 4/15/26, Series FR86	4,697,000,000	IDR	290,959
8.38%, 9/15/26, Series FR56	9,931,000,000	IDR	672,157
6.13%, 5/15/28, Series FR64	12,300,000,000	IDR	758,415
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	695,829
8.25%, 5/15/29, Series FR78	5,381,000,000	IDR	366,424
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	832,978
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	610,979
8.25%, 6/15/32, Series FR58	4,489,000,000	IDR	307,637
8.38%, 3/15/34, Series FR68	9,800,000,000	IDR	685,872
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	727,325
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	802,644
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	216,588
8.38%, 4/15/39, Series FR79	2,800,000,000	IDR	196,675
7.50%, 4/15/40, Series FR83	4,000,000,000	IDR	260,306
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	100,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2022

Investments	Principal Amount†		Value
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24, Series PBS	5,000,000,000	IDR	$319,653

Total Indonesia			9,424,924

Malaysia - 7.5%
Malaysia Government Bond
3.48%, 6/14/24, Series 0319	1,680,000	MYR	377,558
4.18%, 7/15/24, Series 0114	1,560,000	MYR	354,261
3.96%, 9/15/25, Series 0115	2,890,000	MYR	651,048
3.91%, 7/15/26, Series 0119	465,000	MYR	104,486
3.90%, 11/30/26, Series 0316	1,400,000	MYR	314,203
3.90%, 11/16/27, Series 0417	4,410,000	MYR	988,192
3.89%, 8/15/29, Series 0219	800,000	MYR	177,414
2.63%, 4/15/31, Series 0220	2,000,000	MYR	400,948
3.83%, 7/5/34, Series 0419	1,485,000	MYR	317,768
4.25%, 5/31/35, Series 0415	1,880,000	MYR	417,787
4.76%, 4/7/37, Series 0317	1,832,000	MYR	429,644
3.76%, 5/22/40, Series 0519	1,500,000	MYR	308,700
4.07%, 6/15/50, Series 0120	1,315,000	MYR	273,279
Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	1,725,000	MYR	390,665
3.73%, 3/31/26, Series 0319	2,900,000	MYR	647,830
3.42%, 9/30/27, Series 0120	500,000	MYR	109,447
3.47%, 10/15/30, Series 0220	1,980,000	MYR	422,811
3.45%, 7/15/36, Series 0121	1,125,000	MYR	230,787

Total Malaysia			6,916,828

Mexico - 4.5%
Mexican Bonos
5.75%, 3/5/26, Series M	3,700,000	MXN	170,411
8.50%, 5/31/29, Series M 20	15,945,000	MXN	789,940
7.75%, 5/29/31, Series M	15,133,000	MXN	710,793
7.75%, 11/23/34, Series M	5,319,000	MXN	243,562
10.00%, 11/20/36, Series M 30	4,237,000	MXN	230,297
8.50%, 11/18/38, Series M 30	9,354,000	MXN	449,329
7.75%, 11/13/42, Series M	15,142,000	MXN	669,150
8.00%, 11/7/47, Series M	20,000,000	MXN	907,296

Total Mexico			4,170,778

Peru - 4.2%
Peru Government Bond
8.20%, 8/12/26	125,000	PEN	34,136
6.35%, 8/12/28	2,200,000	PEN	552,568
5.94%, 2/12/29	5,335,000	PEN	1,301,290
6.95%, 8/12/31	1,000,000	PEN	252,182
6.15%, 8/12/32	3,451,000	PEN	808,257
5.40%, 8/12/34	965,000	PEN	207,009
6.90%, 8/12/37	1,500,000	PEN	358,484
5.35%, 8/12/40	2,000,000	PEN	397,801

Total Peru			3,911,727

Philippines - 1.2%
Philippine Government International Bond
6.25%, 1/14/36	68,000,000	PHP	1,095,347

Total Philippines
Poland - 4.2%
Republic of Poland Government Bond
2.50%, 1/25/23, Series 0123	270,000	PLN	59,087
4.00%, 10/25/23, Series 1023	2,300,000	PLN	494,420
2.50%, 4/25/24, Series 0424	2,800,000	PLN	583,110
0.75%, 4/25/25, Series 0425	3,705,000	PLN	708,250
2.50%, 7/25/26, Series 0726	5,045,000	PLN	953,326
2.50%, 7/25/27, Series 0727	3,505,000	PLN	642,494
2.75%, 10/25/29, Series 1029	585,000	PLN	102,274
1.25%, 10/25/30, Series 1030	2,215,000	PLN	330,623

Total Poland			3,873,584

Romania - 2.0%
Romania Government Bond
5.85%, 4/26/23, Series 10Y	1,470,000	RON	304,698
4.00%, 10/25/23, Series 3Y	565,000	RON	114,905
3.25%, 4/29/24, Series 7Y	950,000	RON	187,719
4.75%, 2/24/25, Series 10Y	1,410,000	RON	278,169
4.85%, 4/22/26, Series 7Y	1,000,000	RON	191,837
5.80%, 7/26/27, Series 15YR	1,270,000	RON	246,596
4.15%, 1/26/28, Series 8Y	940,000	RON	167,969
5.00%, 2/12/29, Series 10Y	1,190,000	RON	216,544
3.65%, 9/24/31, Series 15Y(d)	500,000	RON	77,373
4.75%, 10/11/34, Series 15Y	560,000	RON	88,110

Total Romania			1,873,920

South Africa - 9.4%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	10,000,000	ZAR	623,798
8.00%, 1/31/30, Series 2030	25,655,000	ZAR	1,338,935
7.00%, 2/28/31, Series R213	10,267,000	ZAR	485,731
8.25%, 3/31/32, Series 2032	19,895,000	ZAR	997,764
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	935,603
6.25%, 3/31/36, Series R209	3,021,600	ZAR	117,149
8.50%, 1/31/37, Series 2037	18,450,000	ZAR	865,161
9.00%, 1/31/40, Series 2040	19,300,000	ZAR	924,492
6.50%, 2/28/41, Series R214	4,005,000	ZAR	148,336
8.75%, 1/31/44, Series 2044	18,965,000	ZAR	877,483
8.75%, 2/28/48, Series 2048	28,120,000	ZAR	1,301,734

Total South Africa			8,616,186

Thailand - 4.2%
Thailand Government Bond
2.00%, 12/17/22	6,000,000	THB	170,199
0.75%, 6/17/24	3,025,000	THB	84,611
1.45%, 12/17/24	31,565,000	THB	889,180
0.95%, 6/17/25	7,000,000	THB	194,232
3.85%, 12/12/25	5,480,000	THB	164,282
2.13%, 12/17/26	4,000,000	THB	113,503
2.88%, 12/17/28	9,752,000	THB	285,326
4.88%, 6/22/29	5,067,000	THB	165,714
1.60%, 12/17/29	15,245,000	THB	409,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2022

Investments	Principal Amount†		Value
3.65%, 6/20/31	9,000,000	THB	$276,419
1.60%, 6/17/35	6,130,000	THB	148,583
3.40%, 6/17/36	13,952,000	THB	404,185
3.30%, 6/17/38	15,522,000	THB	431,964
2.88%, 6/17/46	6,985,000	THB	165,198

Total Thailand			3,903,311

Turkey - 1.6%
Turkey Government Bond
12.20%, 1/18/23	3,235,000	TRY	174,695
16.20%, 6/14/23	4,830,000	TRY	268,075
9.00%, 7/24/24	733,000	TRY	38,810
8.00%, 3/12/25	4,657,000	TRY	247,829
12.60%, 10/1/25	3,815,000	TRY	231,437
10.60%, 2/11/26	2,290,000	TRY	128,947
11.00%, 2/24/27	806,000	TRY	45,602
10.50%, 8/11/27	3,410,000	TRY	189,629
11.70%, 11/13/30	1,905,000	TRY	115,977

Total Turkey			1,441,001

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $95,099,891)			74,208,107

SUPRANATIONAL BONDS - 9.3%
European Bank for Reconstruction & Development
6.45%, 12/13/22	7,910,000,000	IDR	503,240
European Investment Bank
5.50%, 1/23/23	7,000,000	MXN	355,320
7.50%, 7/30/23	36,680,000	MXN	1,834,047
7.75%, 1/30/25	10,000,000	MXN	490,041
8.13%, 12/21/26(d)	9,740,000	ZAR	580,790
8.00%, 5/5/27(b)	12,500,000	ZAR	735,660
Inter-American Development Bank
7.50%, 12/5/24	8,000,000	MXN	384,484
International Bank for Reconstruction & Development
8.25%, 12/21/26	6,675,000	ZAR	393,412
International Finance Corp.
5.75%, 3/2/23	11,000,000	MXN	561,312
7.00%, 7/20/27	27,980,000	MXN	1,303,427
7.50%, 1/18/28	19,700,000	MXN	935,851
7.75%, 1/18/30	10,000,000	MXN	464,965

TOTAL SUPRANATIONAL BONDS (Cost: $8,866,092)			8,542,549

REPURCHASE AGREEMENT - 6.3%

United States - 6.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/22 (tri-party custodian: The Bank of New York Mellon Corp.), 3.80% due 12/1/22; Proceeds at maturity - $5,830,615 (fully collateralized by Ginnie Mae II Single Family, 2.50% due 9/20/51, Ginnie Mae II Single Family Platinum, 2.00% - 2.50% due 9/20/51; Market value including accrued interest - $6,121,614) (Cost: $5,830,000)	5,830,000		5,830,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(e) (Cost: $514,175)	514,175		514,175

TOTAL INVESTMENTS IN SECURITIES - 96.6% (Cost: $110,310,158)			89,094,831
Other Assets less Liabilities - 3.4%			3,090,236

NET ASSETS - 100.0%			$92,185,067

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2022.
(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

Security, or portion thereof, was on loan at November 30, 2022. At November 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $480,914 and the total market value of the collateral held by the Fund was $514,175.

(e)	Rate shown represents annualized 7-day yield as of November 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	12/15/2022	8,200,000	MXN	404,649	USD	$17,666	$—
Barclays Bank PLC	12/15/2022	19,000,000	CNY	2,744,118	USD	—	(78,357)
Barclays Bank PLC	12/15/2022	2,462,000	MYR	547,707	USD	3,093	—
Canadian Imperial Bank of Commerce	12/15/2022	404,723	USD	8,200,000	MXN	—	(17,592)
Citibank NA	12/15/2022	13,850,000	INR	169,960	USD	—	(305)
Citibank NA	12/15/2022	6,900,000	TRY	352,761	USD	16,362	—
Citibank NA	12/15/2022	149,429	USD	12,000,000	INR	2,436	—

						$39,557	$(96,254)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$74,208,107	$—	$74,208,107
Supranational Bonds	—	8,542,549	—	8,542,549
Repurchase Agreement	—	5,830,000	—	5,830,000
Investment of Cash Collateral for Securities Loaned	—	514,175	—	514,175

Total Investments in Securities	$—	$89,094,831	$—	$89,094,831

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$39,557	$—	$39,557
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(96,254)	$—	$(96,254)

Total - Net	$—	$89,038,134	$—	$89,038,134

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.6%

U.S. Treasury Notes - 99.6%
U.S. Treasury Floating Rate Notes
4.32%, 1/31/24, (3-month U.S. Treasury Bill Money Market Yield - 0.015%)*	$3,440,233,000	$3,439,772,972
4.26%, 4/30/24, (3-month U.S. Treasury Bill Money Market Yield - 0.075%)*	3,342,781,000	3,336,826,738
4.37%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	3,341,583,000	3,336,872,838
4.47%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.140%)*	2,260,486,000	2,257,068,281

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $12,379,728,617)		12,370,540,829
Other Assets less Liabilities - 0.4%		44,119,210

NET ASSETS - 100.0%		$12,414,660,039

*	Floating rate note. Coupon shown is in effect at November 30, 2022. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$12,370,540,829	$—	$12,370,540,829

Total Investments in Securities	$—	$12,370,540,829	$—	$12,370,540,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
CORPORATE BONDS - 95.7%

Canada - 0.6%
Bausch Health Cos., Inc.
11.00%, 9/30/28(a)	$389,999	$301,029
14.00%, 10/15/30(a)	77,000	43,633
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	409,000	332,067
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	368,000	317,985

Total Canada		994,714

Germany - 0.6%
Deutsche Bank AG
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(b)	350,000	258,244
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(b)	470,000	384,592
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(b)	563,000	402,764

Total Germany		1,045,600

United States - 94.5%
ACCO Brands Corp.
4.25%, 3/15/29(a)(c)	255,000	214,519
AdaptHealth LLC
4.63%, 8/1/29(a)	538,000	454,099
ADT Security Corp.
4.88%, 7/15/32(a)	658,000	576,112
AECOM
5.13%, 3/15/27	255,000	248,227
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23(a)	20,000	19,917
3.25%, 3/15/26(a)	60,000	54,521
7.50%, 3/15/26(a)	415,000	425,736
4.63%, 1/15/27(a)	1,020,000	946,397
3.50%, 3/15/29(a)	407,000	339,670
4.88%, 2/15/30(a)	597,000	533,175
Allison Transmission, Inc.
5.88%, 6/1/29(a)	490,000	469,052
AMC Networks, Inc.
5.00%, 4/1/24	125,000	119,643
4.75%, 8/1/25(c)	412,000	367,483
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	320,000	278,506
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/24	236,000	234,575
5.50%, 5/20/25	588,000	571,166
5.88%, 8/20/26	214,000	205,386
5.75%, 5/20/27	146,000	139,339
Amkor Technology, Inc.
6.63%, 9/15/27(a)	196,000	196,612
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	40,000	37,140
ANGI Group LLC
3.88%, 8/15/28(a)(c)	179,000	134,672
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	150,000	144,687
5.75%, 1/15/28(a)	550,000	520,256
Antero Resources Corp.
7.63%, 2/1/29(a)	151,000	154,763
Apache Corp.
4.25%, 1/15/30(c)	25,000	22,502
5.10%, 9/1/40	456,000	375,320
4.75%, 4/15/43	16,000	12,226
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	190,000	151,574
APX Group, Inc.
5.75%, 7/15/29(a)(c)	184,000	156,917
Aramark Services, Inc.
5.00%, 4/1/25(a)	380,000	371,971
6.38%, 5/1/25(a)	419,000	418,547
5.00%, 2/1/28(a)(c)	151,000	141,532
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	173,000	168,663
6.25%, 4/1/28(a)	417,000	388,060
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)(c)	90,000	78,573
5.00%, 2/15/32(a)	433,000	366,812
ASGN, Inc.
4.63%, 5/15/28(a)	196,000	175,163
Audacy Capital Corp.
6.75%, 3/31/29(a)	332,000	76,151
Avantor Funding, Inc.
4.63%, 7/15/28(a)	549,000	505,624
3.88%, 11/1/29(a)	36,000	30,923
Avient Corp.
5.75%, 5/15/25(a)	120,000	117,641
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	109,000	89,383
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)(c)	400,000	367,980
B&G Foods, Inc.
5.25%, 4/1/25	632,000	559,124
5.25%, 9/15/27	130,000	103,968
Ball Corp.
4.00%, 11/15/23	125,000	122,575
5.25%, 7/1/25	70,000	69,860
2.88%, 8/15/30	401,000	326,506
Bath & Body Works, Inc.
5.25%, 2/1/28	230,000	213,778
7.50%, 6/15/29(c)	33,000	33,149
6.63%, 10/1/30(a)	252,000	236,565
6.88%, 11/1/35	68,000	61,633
Berry Global, Inc.
1.57%, 1/15/26	20,000	17,903
4.88%, 7/15/26(a)	131,000	125,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
Big River Steel LLC / BRS Finance Corp.
6.63%, 1/31/29(a)	$220,000	$214,181
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	110,000	98,987
Block, Inc.
3.50%, 6/1/31(c)	90,000	73,172
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	220,000	198,444
Boyd Gaming Corp.
4.75%, 12/1/27(c)	500,000	468,620
Brink’s Co.
4.63%, 10/15/27(a)	206,000	191,430
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/26(a)	549,000	528,769
4.50%, 4/1/27(a)	173,000	152,702
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	443,000	393,202
4.25%, 2/1/32(a)	200,000	162,522
Cable One, Inc.
4.00%, 11/15/30(a)	216,000	174,223
California Resources Corp.
7.13%, 2/1/26(a)	249,000	242,421
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a)	158,000	141,857
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	477,000	448,881
4.75%, 3/1/30(a)	710,000	612,702
4.50%, 8/15/30(a)	1,147,000	967,162
4.25%, 1/15/34(a)	750,000	584,692
CDI Escrow Issuer, Inc.
5.75%, 4/1/30(a)	385,000	357,442
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	77,000	76,933
4.13%, 5/1/25	273,000	263,027
4.25%, 4/1/28	1,000	904
3.25%, 2/15/29	314,000	265,035
Centene Corp.
4.25%, 12/15/27	202,000	189,993
4.63%, 12/15/29	1,033,000	962,332
3.00%, 10/15/30	666,000	550,149
Central Garden & Pet Co.
4.13%, 10/15/30(c)	198,000	165,989
Charles River Laboratories International, Inc.
4.00%, 3/15/31(a)(c)	262,000	226,895
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 4/1/51	792,000	508,211
3.85%, 4/1/61	160,000	99,709
Chemours Co.
5.38%, 5/15/27(c)	414,000	377,270
5.75%, 11/15/28(a)	313,000	275,381
Cheniere Energy Partners LP
4.50%, 10/1/29	133,000	122,191
4.00%, 3/1/31	200,000	174,910
Cheniere Energy, Inc.
4.63%, 10/15/28	343,000	316,417
CHS / Community Health Systems, Inc.
8.00%, 3/15/26(a)	442,000	408,368
5.63%, 3/15/27(a)	433,000	368,799
8.00%, 12/15/27(a)(c)	334,000	296,488
6.88%, 4/1/28(a)	400,000	194,292
6.88%, 4/15/29(a)	853,000	457,464
6.13%, 4/1/30(a)	159,000	81,468
5.25%, 5/15/30(a)	535,000	409,441
4.75%, 2/15/31(a)	870,000	639,702
Churchill Downs, Inc.
5.50%, 4/1/27(a)	302,000	288,123
Cinemark USA, Inc.
5.25%, 7/15/28(a)(c)	306,000	244,766
Clarivate Science Holdings Corp.
3.88%, 7/1/28(a)	60,000	53,888
4.88%, 7/1/29(a)(c)	718,000	615,678
Clean Harbors, Inc.
4.88%, 7/15/27(a)	110,000	103,688
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(a)	108,000	94,193
7.75%, 4/15/28(a)(c)	964,000	725,853
7.50%, 6/1/29(a)(c)	43,000	31,983
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	142,000	132,605
3.75%, 2/15/31(a)(c)	232,000	196,040
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a)	310,000	312,207
5.88%, 6/1/27	52,000	49,260
4.63%, 3/1/29(a)(c)	212,000	186,316
CNX Resources Corp.
7.25%, 3/14/27(a)(c)	411,000	410,531
Cogent Communications Group, Inc.
3.50%, 5/1/26(a)	8,000	7,305
Coherent Corp.
5.00%, 12/15/29(a)	320,000	283,142
Coinbase Global, Inc.
3.38%, 10/1/28(a)	150,000	87,009
3.63%, 10/1/31(a)	1,000,000	541,330
CommScope Technologies LLC
6.00%, 6/15/25(a)	800,000	750,480
5.00%, 3/15/27(a)(c)	349,000	267,177
CommScope, Inc.
6.00%, 3/1/26(a)	807,000	779,578
8.25%, 3/1/27(a)	885,000	761,374
7.13%, 7/1/28(a)	121,000	93,906
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	210,000	198,133
Comstock Resources, Inc.
6.75%, 3/1/29(a)	603,000	584,090
5.88%, 1/15/30(a)	457,000	418,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	$202,000	$168,727
Consolidated Communications, Inc.
6.50%, 10/1/28(a)	413,000	340,353
CoreCivic, Inc.
8.25%, 4/15/26(c)	364,000	374,975
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(a)	183,000	123,972
Coty, Inc.
6.50%, 4/15/26(a)(c)	321,000	308,317
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	560,000	514,254
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.63%, 5/1/27(a)	474,000	448,082
6.00%, 2/1/29(a)	261,000	242,338
Crowdstrike Holdings, Inc.
3.00%, 2/15/29(c)	38,000	32,137
Crown Americas LLC
5.25%, 4/1/30(a)	231,000	213,883
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 2/1/26	50,000	48,443
CSC Holdings LLC
5.25%, 6/1/24	881,000	851,760
5.50%, 4/15/27(a)	260,000	238,516
7.50%, 4/1/28(a)	163,000	127,246
6.50%, 2/1/29(a)	400,000	365,000
5.75%, 1/15/30(a)	662,000	451,980
4.63%, 12/1/30(a)	550,000	348,953
3.38%, 2/15/31(a)	210,000	151,752
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	622,000	255,791
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	155,000	148,634
CVR Partners LP / CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	221,000	199,806
Darling Ingredients, Inc.
5.25%, 4/15/27(a)	50,000	49,075
DaVita, Inc.
4.63%, 6/1/30(a)	729,000	590,833
3.75%, 2/15/31(a)	1,633,000	1,201,823
Delta Air Lines, Inc.
7.38%, 1/15/26(c)	300,000	309,837
3.75%, 10/28/29(c)	479,000	409,511
Deluxe Corp.
8.00%, 6/1/29(a)	270,000	223,733
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 8/15/26(a)	1,610,000	253,543
6.63%, 8/15/27(a)	1,027,000	37,660
DISH DBS Corp.
5.88%, 11/15/24	1,538,000	1,463,022
7.75%, 7/1/26	1,694,000	1,417,522
5.25%, 12/1/26(a)	700,000	601,538
Diversified Healthcare Trust
9.75%, 6/15/25	200,000	195,506
4.75%, 2/15/28	308,000	211,106
4.38%, 3/1/31(c)	737,000	514,308
Dycom Industries, Inc.
4.50%, 4/15/29(a)	196,000	168,507
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	487,000	465,338
4.13%, 4/1/29(a)	5,000	4,377
Elanco Animal Health, Inc.
5.77%, 8/28/23	10,000	10,037
6.40%, 8/28/28	260,000	240,802
Element Solutions, Inc.
3.88%, 9/1/28(a)	258,000	221,421
Enact Holdings, Inc.
6.50%, 8/15/25(a)	309,000	300,886
Encompass Health Corp.
4.50%, 2/1/28	505,000	456,944
4.75%, 2/1/30	226,000	200,763
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	235,000	206,541
4.38%, 3/31/29(a)	455,000	387,824
EnLink Midstream LLC
5.63%, 1/15/28(a)	125,000	121,408
EnLink Midstream Partners LP
4.15%, 6/1/25	85,000	81,302
5.45%, 6/1/47	300,000	244,107
EQM Midstream Partners LP
6.00%, 7/1/25(a)	200,000	197,214
6.50%, 7/1/27(a)	1,450,000	1,433,876
5.50%, 7/15/28	256,000	237,517
4.50%, 1/15/29(a)	220,000	193,523
4.75%, 1/15/31(a)	386,000	329,320
EQT Corp.
3.90%, 10/1/27	200,000	186,062
7.00%, 2/1/30	103,000	108,638
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	900,000	761,904
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	293,000	258,871
6.75%, 1/15/30(a)	744,000	626,946
First-Citizens Bank & Trust Co.
3.93%, 6/19/24, (3.929% fixed rate until 6/19/23; Secured Overnight Financing Rate + 3.827% thereafter)(b)	10,000	9,898
FirstCash, Inc.
4.63%, 9/1/28(a)	150,000	132,772
5.63%, 1/1/30(a)	200,000	182,164
Ford Holdings LLC
9.30%, 3/1/30	262,000	295,740
Ford Motor Co.
9.63%, 4/22/30	658,000	760,615
3.25%, 2/12/32	400,000	317,484
5.29%, 12/8/46	506,000	403,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
Ford Motor Credit Co. LLC
3.66%, 9/8/24	$20,000	$19,204
4.39%, 1/8/26	10,000	9,520
4.54%, 8/1/26	180,000	169,472
2.70%, 8/10/26	200,000	176,198
4.95%, 5/28/27	500,000	473,585
5.11%, 5/3/29	400,000	371,260
4.00%, 11/13/30	250,000	211,757
Freeport-McMoRan, Inc.
3.88%, 3/15/23	740,000	737,129
4.55%, 11/14/24	174,000	172,599
Frontier Communications Holdings LLC
5.00%, 5/1/28(a)	1,450,000	1,292,138
5.88%, 11/1/29	1,037,887	829,915
6.00%, 1/15/30(a)(c)	1,550,000	1,270,101
Gap, Inc.
3.63%, 10/1/29(a)	410,000	315,146
3.88%, 10/1/31(a)(c)	220,000	166,283
Gartner, Inc.
4.50%, 7/1/28(a)	283,000	266,917
3.75%, 10/1/30(a)	118,000	102,214
Gates Global LLC / Gates Corp.
6.25%, 1/15/26(a)(c)	294,000	284,457
Gen Digital, Inc.
5.00%, 4/15/25(a)	20,000	19,667
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	125,000	120,800
8.00%, 1/15/27	70,000	67,225
7.75%, 2/1/28	1,073,000	1,024,586
Glatfelter Corp.
4.75%, 11/15/29(a)(c)	265,000	174,198
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(b)	263,000	199,788
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	116,000	96,924
GLP Capital LP / GLP Financing II, Inc.
4.00%, 1/15/31	514,000	439,372
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 3/1/29(a)	193,000	163,981
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(c)	446,000	432,433
4.88%, 3/15/27(c)	684,000	635,128
5.25%, 7/15/31(c)	905,000	775,938
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	113,000	94,244
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	268,000	227,990
Gray Television, Inc.
5.88%, 7/15/26(a)(c)	365,000	336,837
7.00%, 5/15/27(a)(c)	1,222,000	1,125,022
Griffon Corp.
5.75%, 3/1/28	474,000	441,275
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	235,000	201,075
Hanesbrands, Inc.
4.63%, 5/15/24(a)	189,000	182,865
4.88%, 5/15/26(a)(c)	125,000	114,071
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 6/15/26(a)	115,000	100,127
HealthEquity, Inc.
4.50%, 10/1/29(a)	233,000	204,399
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	697,000	646,502
3.63%, 2/15/32(a)	175,000	144,308
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	399,000	346,025
4.88%, 7/1/31(a)	298,000	245,913
HLF Financing Sarl LLC / Herbalife International, Inc.
4.88%, 6/1/29(a)	128,000	91,674
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 2/1/28(a)	170,000	155,208
Hologic, Inc.
3.25%, 2/15/29(a)	128,000	112,553
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	110,000	109,298
Hughes Satellite Systems Corp.
5.25%, 8/1/26	249,000	239,423
6.63%, 8/1/26	486,000	454,847
IAA, Inc.
5.50%, 6/15/27(a)	30,000	29,517
iHeartCommunications, Inc.
6.38%, 5/1/26	209,424	199,263
8.38%, 5/1/27(c)	620,989	552,792
5.25%, 8/15/27(a)	490,802	437,962
4.75%, 1/15/28(a)(c)	374,000	322,661
Ingevity Corp.
3.88%, 11/1/28(a)	185,000	157,934
IQVIA, Inc.
5.00%, 5/15/27(a)	250,000	240,955
Iron Mountain, Inc.
4.88%, 9/15/27(a)	425,000	400,159
5.25%, 3/15/28(a)(c)	122,000	114,252
5.25%, 7/15/30(a)	505,000	454,838
4.50%, 2/15/31(a)	746,000	635,040
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	220,000	193,532
4.50%, 6/1/31(a)	307,000	259,446
KAR Auction Services, Inc.
5.13%, 6/1/25(a)	13,000	12,737
Kennedy-Wilson, Inc.
5.00%, 3/1/31(c)	607,000	485,551
Koppers, Inc.
6.00%, 2/15/25(a)	253,000	239,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	$519,000	$453,336
4.75%, 6/15/29(a)	111,000	91,790
Lamar Media Corp.
3.63%, 1/15/31	348,000	297,171
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	37,000	35,052
4.13%, 1/31/30(a)	186,000	166,344
4.38%, 1/31/32(a)	78,000	69,128
Level 3 Financing, Inc.
4.25%, 7/1/28(a)	25,000	19,848
3.63%, 1/15/29(a)	947,000	700,079
3.75%, 7/15/29(a)	521,000	380,106
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(a)	503,000	327,599
Lithia Motors, Inc.
3.88%, 6/1/29(a)	15,000	12,595
4.38%, 1/15/31(a)(c)	114,000	96,558
Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	70,000	68,940
6.50%, 5/15/27(a)	388,000	388,997
4.75%, 10/15/27(a)	381,000	339,566
LPL Holdings, Inc.
4.00%, 3/15/29(a)	116,000	101,536
Lumen Technologies, Inc.
5.63%, 4/1/25	481,000	467,792
5.13%, 12/15/26(a)(c)	522,000	448,367
4.00%, 2/15/27(a)	494,000	421,777
5.38%, 6/15/29(a)	428,000	302,926
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)(c)	241,000	224,405
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	8,000	7,956
4.50%, 6/15/29(a)	214,000	182,632
Masonite International Corp.
5.38%, 2/1/28(a)	97,000	89,209
Match Group Holdings II LLC
4.63%, 6/1/28(a)	50,000	45,526
Mattel, Inc.
3.38%, 4/1/26(a)	69,000	63,450
3.75%, 4/1/29(a)	3,000	2,641
MGIC Investment Corp.
5.25%, 8/15/28	150,000	137,698
MGM Resorts International
6.00%, 3/15/23	24,000	24,026
6.75%, 5/1/25	9,000	8,993
5.50%, 4/15/27	1,149,000	1,086,920
4.75%, 10/15/28	17,000	15,150
Michaels Cos., Inc.
7.88%, 5/1/29(a)	1,073,000	635,828
MicroStrategy, Inc.
6.13%, 6/15/28(a)(c)	215,000	159,184
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	410,000	354,601
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	403,000	339,185
ModivCare, Inc.
5.88%, 11/15/25(a)	50,000	46,316
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	488,000	420,188
Moog, Inc.
4.25%, 12/15/27(a)	107,000	97,632
MPH Acquisition Holdings LLC
5.50%, 9/1/28(a)	397,000	317,632
5.75%, 11/1/28(a)	684,000	488,848
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26(c)	516,000	462,470
MSCI, Inc.
4.00%, 11/15/29(a)	183,000	163,033
Murphy Oil USA, Inc.
4.75%, 9/15/29	234,000	216,520
3.75%, 2/15/31(a)	31,000	25,778
Nabors Industries, Inc.
7.38%, 5/15/27(a)	669,000	656,028
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	712,000	648,034
5.13%, 12/15/30(a)	473,000	375,515
Navient Corp.
5.50%, 1/25/23	319,000	318,707
7.25%, 9/25/23	465,000	466,883
6.13%, 3/25/24	368,000	367,128
5.88%, 10/25/24	7,000	6,832
4.88%, 3/15/28	88,000	71,984
5.50%, 3/15/29	150,000	123,528
NCR Corp.
5.13%, 4/15/29(a)	700,000	602,826
6.13%, 9/1/29(a)	503,000	488,790
Necessity Retail REIT, Inc. / American Finance Operating Partner LP
4.50%, 9/30/28(a)	232,000	177,763
Newell Brands, Inc.
4.45%, 4/1/26	38,000	35,956
5.75%, 4/1/46	58,000	45,356
Newmark Group, Inc.
6.13%, 11/15/23	23,000	22,962
News Corp.
3.88%, 5/15/29(a)	261,000	232,105
5.13%, 2/15/32(a)	165,000	152,495
Nexstar Media, Inc.
5.63%, 7/15/27(a)	392,000	371,961
4.75%, 11/1/28(a)	654,000	582,433
Nordstrom, Inc.
5.00%, 1/15/44(c)	136,000	89,900
NRG Energy, Inc.
5.25%, 6/15/29(a)	321,000	296,219
3.63%, 2/15/31(a)	266,000	214,548
NuStar Logistics LP
6.00%, 6/1/26	360,000	349,726
5.63%, 4/28/27	344,000	327,447
6.38%, 10/1/30	219,000	205,829
Occidental Petroleum Corp.
2.90%, 8/15/24	391,000	375,462
3.50%, 6/15/25	277,000	266,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
5.88%, 9/1/25	$367,000	$370,780
4.40%, 8/15/49	1,226,000	984,674
Olin Corp.
5.13%, 9/15/27	133,000	124,838
5.63%, 8/1/29(c)	135,000	128,344
ON Semiconductor Corp.
3.88%, 9/1/28(a)	46,000	40,952
OneMain Finance Corp.
6.13%, 3/15/24	458,000	447,301
6.88%, 3/15/25	500,000	486,355
7.13%, 3/15/26	962,000	933,140
6.63%, 1/15/28	130,000	119,640
5.38%, 11/15/29	455,000	380,567
4.00%, 9/15/30(c)	588,000	445,092
Option Care Health, Inc.
4.38%, 10/31/29(a)	190,000	162,152
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31(a)	960,000	853,152
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 8/15/27(a)	200,000	184,330
4.25%, 1/15/29(a)	194,000	164,151
4.63%, 3/15/30(a)(c)	395,000	335,545
Owens & Minor, Inc.
4.50%, 3/31/29(a)(c)	100,000	81,989
6.63%, 4/1/30(a)	373,000	331,519
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)	114,000	113,691
6.63%, 5/13/27(a)(c)	200,000	193,692
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	414,000	364,618
4.38%, 10/15/28(a)	273,000	237,966
Paramount Global
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(b)	633,000	528,321
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc.
5.88%, 10/1/28(a)	176,000	163,222
Party City Holdings, Inc.
8.75%, 2/15/26(a)	394,000	148,148
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	163,000	144,553
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	402,000	400,131
6.00%, 2/15/28	424,000	387,307
PDC Energy, Inc.
5.75%, 5/15/26	222,000	212,447
Penske Automotive Group, Inc.
3.50%, 9/1/25(c)	20,000	19,053
3.75%, 6/15/29	70,000	58,951
Performance Food Group, Inc.
5.50%, 10/15/27(a)	440,000	424,943
4.25%, 8/1/29(a)	451,000	404,908
PGT Innovations, Inc.
4.38%, 10/1/29(a)	211,000	177,955
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	240,000	237,338
4.25%, 4/15/31(a)	76,000	66,255
3.50%, 3/1/32(a)	300,000	244,560
Post Holdings, Inc.
5.63%, 1/15/28(a)	568,000	542,332
5.50%, 12/15/29(a)	214,000	196,970
4.63%, 4/15/30(a)	1,314,000	1,154,664
4.50%, 9/15/31(a)	134,000	113,348
PRA Health Sciences, Inc.
2.88%, 7/15/26(a)	200,000	181,548
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 9/1/29(a)(c)	398,000	320,251
5.88%, 9/1/31(a)(c)	410,000	312,691
Prestige Brands, Inc.
3.75%, 4/1/31(a)	239,000	202,330
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24(a)	634,000	629,549
5.75%, 4/15/26(a)	636,000	630,225
3.38%, 8/31/27(a)	112,000	98,687
6.25%, 1/15/28(a)(c)	253,000	236,492
PROG Holdings, Inc.
6.00%, 11/15/29(a)(c)	320,000	279,827
PTC, Inc.
4.00%, 2/15/28(a)	80,000	73,053
Qorvo, Inc.
4.38%, 10/15/29	202,000	179,826
QVC, Inc.
4.85%, 4/1/24	380,000	362,060
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	252,000	173,263
5.38%, 12/1/28(a)	160,000	78,149
Radian Group, Inc.
6.63%, 3/15/25	46,000	45,788
Range Resources Corp.
4.88%, 5/15/25	40,000	38,804
8.25%, 1/15/29	77,000	80,394
4.75%, 2/15/30(a)(c)	200,000	178,126
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	502,000	382,253
5.25%, 4/15/30(a)	620,000	456,332
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	250,000	228,752
4.50%, 2/15/29(a)	18,000	15,849
Rite Aid Corp.
8.00%, 11/15/26(a)(c)	631,000	389,157
Rithm Capital Corp.
6.25%, 10/15/25(a)	324,000	294,234
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	60,000	54,868
4.00%, 9/15/29(a)	55,000	46,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	$202,000	$177,277
Sabra Health Care LP
5.13%, 8/15/26	30,000	28,414
3.20%, 12/1/31	104,000	78,316
SBA Communications Corp.
3.13%, 2/1/29	54,000	45,236
Scientific Games International, Inc.
7.00%, 5/15/28(a)	149,000	147,742
Scripps Escrow II, Inc.
5.38%, 1/15/31(a)(c)	352,000	287,795
Scripps Escrow, Inc.
5.88%, 7/15/27(a)	413,000	371,601
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)(c)	279,000	242,501
Select Medical Corp.
6.25%, 8/15/26(a)(c)	540,000	523,028
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	243,000	202,344
Service Corp. International
4.63%, 12/15/27	314,000	293,540
3.38%, 8/15/30	138,000	115,074
Service Properties Trust
7.50%, 9/15/25	833,000	808,293
Silgan Holdings, Inc.
4.13%, 2/1/28(c)	109,000	102,422
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	591,000	452,860
4.13%, 12/1/30(a)	101,000	78,436
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	1,318,000	1,231,038
4.13%, 7/1/30(a)	1,533,000	1,295,155
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	69,000	69,628
Skyworks Solutions, Inc.
1.80%, 6/1/26	20,000	17,632
3.00%, 6/1/31	69,000	54,107
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	344,000	284,911
4.88%, 11/15/31(a)	187,000	150,668
Southwestern Energy Co.
5.38%, 3/15/30	400,000	376,280
Spectrum Brands, Inc.
5.75%, 7/15/25(c)	137,000	135,937
Spirit AeroSystems, Inc.
7.50%, 4/15/25(a)	342,000	338,737
4.60%, 6/15/28	335,000	263,873
Sprint LLC
7.88%, 9/15/23	320,000	326,230
7.13%, 6/15/24	226,000	230,909
7.63%, 2/15/25	152,000	157,647
7.63%, 3/1/26	4,000	4,206
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	383,000	366,880
Stagwell Global LLC
5.63%, 8/15/29(a)	585,000	502,667
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	111,000	100,020
Station Casinos LLC
4.50%, 2/15/28(a)	309,000	273,715
4.63%, 12/1/31(a)	134,000	112,433
Stericycle, Inc.
5.38%, 7/15/24(a)	304,000	300,939
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	254,000	218,382
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29(a)	281,000	259,627
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.50%, 10/15/26(a)	405,000	390,335
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	275,000	234,168
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29	317,000	277,968
4.50%, 4/30/30	126,000	109,522
Syneos Health, Inc.
3.63%, 1/15/29(a)	228,000	178,264
Talos Production, Inc.
12.00%, 1/15/26	323,000	341,421
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	450,000	393,583
TEGNA, Inc.
4.63%, 3/15/28	421,000	397,171
Teleflex, Inc.
4.63%, 11/15/27	40,000	37,843
4.25%, 6/1/28(a)	50,000	46,456
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	305,000	255,941
3.88%, 10/15/31(a)	55,000	42,811
Tenet Healthcare Corp.
4.63%, 9/1/24(a)	1,070,000	1,044,277
4.88%, 1/1/26(a)	730,000	695,157
6.25%, 2/1/27(a)	252,000	243,687
6.13%, 10/1/28(a)(c)	927,000	818,671
Terex Corp.
5.00%, 5/15/29(a)	251,000	228,054
TerraForm Power Operating LLC
4.75%, 1/15/30(a)	588,000	532,022
Thor Industries, Inc.
4.00%, 10/15/29(a)(c)	215,000	176,160
TopBuild Corp.
4.13%, 2/15/32(a)	160,000	129,413
Townsquare Media, Inc.
6.88%, 2/1/26(a)	293,000	273,934
TransDigm, Inc.
8.00%, 12/15/25(a)	328,000	335,111
6.25%, 3/15/26(a)	607,000	603,868
6.38%, 6/15/26	297,000	291,883
7.50%, 3/15/27	579,000	581,137
5.50%, 11/15/27	78,000	73,571
4.88%, 5/1/29	908,000	797,487
Transocean, Inc.
11.50%, 1/30/27(a)	983,000	998,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Principal Amount	Value
Travel & Leisure Co.
6.63%, 7/31/26(a)	$215,000	$211,581
TreeHouse Foods, Inc.
4.00%, 9/1/28	246,000	210,630
TriNet Group, Inc.
3.50%, 3/1/29(a)	119,000	98,962
TripAdvisor, Inc.
7.00%, 7/15/25(a)	120,000	119,230
Tronox, Inc.
4.63%, 3/15/29(a)	473,000	382,312
TTM Technologies, Inc.
4.00%, 3/1/29(a)(c)	184,000	158,573
Tutor Perini Corp.
6.88%, 5/1/25(a)(c)	297,000	258,378
U.S. Foods, Inc.
6.25%, 4/15/25(a)	300,000	300,993
4.75%, 2/15/29(a)	351,000	316,777
U.S. Steel Corp.
6.88%, 3/1/29(c)	413,000	401,358
United Natural Foods, Inc.
6.75%, 10/15/28(a)	234,000	227,284
United Rentals North America, Inc.
5.50%, 5/15/27	201,000	198,552
3.88%, 11/15/27	446,000	409,276
4.88%, 1/15/28	127,000	121,387
5.25%, 1/15/30	91,000	86,247
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.88%, 2/15/25(a)	1,044,000	1,052,143
6.00%, 1/15/30(a)	248,000	179,378
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 4/15/28(a)(c)	135,000	112,847
6.50%, 2/15/29(a)	540,000	396,689
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	113,000	108,399
Urban One, Inc.
7.38%, 2/1/28(a)	389,000	329,845
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	664,000	641,258
6.88%, 9/1/27	100,000	95,538
Vail Resorts, Inc.
6.25%, 5/15/25(a)	20,000	20,094
Valvoline, Inc.
3.63%, 6/15/31(a)(c)	393,000	320,712
Vector Group Ltd.
5.75%, 2/1/29(a)	231,000	201,007
VeriSign, Inc.
5.25%, 4/1/25	1,000	1,003
Vertiv Group Corp.
4.13%, 11/15/28(a)	208,000	180,511
VICI Properties LP / VICI Note Co., Inc.
5.75%, 2/1/27(a)	309,000	303,067
Victors Merger Corp.
6.38%, 5/15/29(a)	297,000	190,965
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	275,000	209,217
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	464,000	449,319
5.00%, 7/31/27(a)	409,000	383,376
Vontier Corp.
1.80%, 4/1/26	30,000	25,387
2.40%, 4/1/28	75,000	59,367
W&T Offshore, Inc.
9.75%, 11/1/23(a)	302,000	299,019
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	643,000	653,307
Western Digital Corp.
4.75%, 2/15/26	216,000	203,705
2.85%, 2/1/29	500,000	397,970
Western Midstream Operating LP
4.30%, 2/1/30	150,000	134,514
5.45%, 4/1/44	55,000	46,030
5.30%, 3/1/48	737,000	613,914
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24	218,000	214,479
3.20%, 6/15/25	20,000	18,768
4.95%, 9/15/28	13,000	12,419
William Carter Co.
5.63%, 3/15/27(a)	81,000	78,187
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	273,000	248,302
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	204,000	156,847
WW International, Inc.
4.50%, 4/15/29(a)	14,000	8,106
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	66,000	59,490
Xerox Holdings Corp.
5.00%, 8/15/25(a)	452,000	421,038
5.50%, 8/15/28(a)(c)	271,000	218,719
XHR LP
6.38%, 8/15/25(a)	124,000	121,836
4.88%, 6/1/29(a)	89,000	75,095
Yum! Brands, Inc.
3.63%, 3/15/31	20,000	16,824
Ziff Davis, Inc.
4.63%, 10/15/30(a)(c)	283,000	249,813
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	80,000	65,427
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.
3.88%, 2/1/29(a)(c)	282,000	239,147

Total United States		151,865,207

TOTAL CORPORATE BONDS (Cost: $176,394,560)		153,905,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.8%

United States - 10.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(d) (Cost: $17,350,325)	17,350,325	$17,350,325

TOTAL INVESTMENTS IN SECURITIES - 106.5% (Cost: $193,744,885)		171,255,846
Other Assets less Liabilities - (6.5)%		(10,507,920)

NET ASSETS - 100.0%		$160,747,926

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of November 30, 2022 on securities with variable or step rates.
(c)

Security, or portion thereof, was on loan at November 30, 2022. At November 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,531,698 and the total market value of the collateral held by the Fund was $18,158,025. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $807,700.

(d)	Rate shown represents annualized 7-day yield as of November 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	61	3/31/23	$(12,526,922)	$(29,965)
5 Year U.S. Treasury Note	939	3/31/23	(101,947,524)	(481,805)
10 Year U.S. Treasury Note	143	3/22/23	(16,230,500)	(86,024)
Ultra 10 Year U.S. Treasury Note	117	3/22/23	(13,999,781)	(63,984)

			$(144,704,727)	$(661,778)

Long Exposure
U.S. Treasury Long Bond	11	3/22/23	$1,397,000	$5,844
U.S. Treasury Ultra Long Term Bond	19	3/22/23	2,589,344	10,242

			$3,986,344	$16,086

Total - Net			$(140,718,383)	$(645,692)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$153,905,521	$—	$153,905,521
Investment of Cash Collateral for Securities Loaned	—	17,350,325	—	17,350,325

Total Investments in Securities	$—	$171,255,846	$—	$171,255,846

Financial Derivative Instruments
Futures Contracts[1]	$16,086	$—	$—	$16,086
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(661,778)	$—	$—	$(661,778)

Total - Net	$(645,692)	$171,255,846	$—	$170,610,154

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.6%

Federal Home Loan Bank - 0.1%
1.50%, 8/15/24	$85,000	$80,937
0.50%, 4/14/25	150,000	137,453
3.25%, 11/16/28	65,000	62,900
5.50%, 7/15/36	15,000	16,695

Total Federal Home Loan Bank		297,985

Federal Home Loan Mortgage Corporation - 8.4%
3.00%, 4/1/27	15,472	14,923
3.00%, 7/1/27	27,016	26,066
2.50%, 3/1/28	14,970	14,379
2.50%, 4/1/28	38,764	37,197
3.50%, 1/1/29	15,333	15,039
2.50%, 6/1/29	26,550	25,283
3.00%, 8/1/29	15,007	14,433
2.50%, 1/1/30	16,073	15,306
2.50%, 2/1/30	23,025	21,851
3.00%, 4/1/30	24,217	23,217
2.50%, 5/1/30	94,076	89,192
3.00%, 3/1/31	69,831	66,596
3.00%, 4/1/31	103,952	99,135
2.50%, 12/1/31	26,249	24,749
3.00%, 12/1/31	24,190	23,092
3.00%, 7/1/32	148,784	141,874
6.25%, 7/15/32	540,000	633,069
3.50%, 9/1/32	44,870	43,646
2.50%, 11/1/32	12,524	11,796
3.00%, 11/1/32	36,528	34,798
3.00%, 1/1/33	11,430	10,899
3.00%, 9/1/33	7,731	7,355
4.00%, 11/1/33	7,725	7,638
3.00%, 2/1/34	21,659	20,605
4.00%, 5/1/34	24,006	23,578
3.50%, 8/1/34	74,170	71,495
3.00%, 3/1/35	29,998	28,406
2.50%, 4/1/35	176,906	164,069
2.50%, 5/1/35	126,436	117,063
3.00%, 5/1/35	17,150	16,232
3.50%, 6/1/35	16,461	15,832
2.00%, 8/1/35	64,467	58,023
2.50%, 8/1/35	68,341	63,274
1.50%, 9/1/35	117,136	102,660
2.00%, 9/1/35	57,643	51,881
2.00%, 10/1/35	266,058	239,464
2.50%, 10/1/35	51,270	47,469
1.50%, 12/1/35	198,657	174,106
2.50%, 1/1/36	34,708	32,135
1.50%, 2/1/36	599,989	525,841
2.00%, 2/1/36	528,906	476,039
2.00%, 7/1/36	281,595	253,053
1.00%, 8/1/36	43,768	37,393
1.50%, 8/1/36	42,657	37,333
2.50%, 8/1/36	164,676	152,277
2.00%, 9/1/36	85,578	76,904
1.00%, 10/1/36	22,445	19,146
2.00%, 10/1/36	181,640	163,230
2.00%, 11/1/36	189,057	169,894
1.50%, 1/1/37	84,367	73,837
1.50%, 2/1/37	413,972	362,305
1.50%, 3/1/37	270,900	236,873
1.50%, 4/1/37	23,664	20,692
2.00%, 4/1/37	322,934	289,906
2.50%, 6/1/37	63,494	58,604
4.00%, 9/1/37	23,913	23,396
4.00%, 10/1/37	28,740	28,179
5.50%, 4/1/38	19,709	20,516
2.93%, 11/15/38(a)	100,000	48,606
2.00%, 11/1/40	36,938	31,579
4.50%, 12/1/40	28,491	28,524
1.50%, 1/1/41	89,325	72,958
2.00%, 1/1/41	77,856	66,537
2.00%, 2/1/41	40,000	34,179
4.00%, 2/1/41	130,008	126,682
2.00%, 3/1/41	61,223	52,283
2.00%, 4/1/41	187,933	160,447
2.00%, 8/1/41	200,043	170,600
2.00%, 11/1/41	45,935	39,142
1.50%, 12/1/41	70,427	57,496
1.50%, 1/1/42	70,876	57,862
2.00%, 1/1/42	210,853	179,574
2.50%, 1/1/42	69,073	60,607
2.50%, 2/1/42	46,920	41,170
3.50%, 3/1/42	25,303	23,895
2.50%, 5/1/42	48,163	42,250
3.00%, 5/1/42	24,091	21,762
3.50%, 6/1/42	302,646	285,525
3.00%, 6/1/43	33,590	30,681
3.00%, 7/1/43	50,848	46,695
3.00%, 8/1/43	51,496	47,038
4.00%, 12/1/43	8,856	8,599
3.00%, 1/1/44	51,196	46,809
3.50%, 9/1/44	39,009	36,824
4.00%, 9/1/44	24,039	23,332
3.50%, 1/1/45	56,284	52,805
4.00%, 4/1/45	87,572	84,689
4.50%, 7/1/45	14,979	14,996
3.50%, 8/1/45	25,071	23,437
4.00%, 8/1/45	15,433	14,940
3.50%, 9/1/45	31,294	29,235
4.00%, 11/1/45	16,790	16,253
3.00%, 1/1/46	202,301	183,049
4.00%, 2/1/46	36,509	35,307
3.50%, 3/1/46	16,812	15,701
3.00%, 4/1/46	5,578	5,044
3.50%, 4/1/46	67,767	63,199
3.00%, 5/1/46	75,023	68,410
3.50%, 5/1/46	7,366	6,870
3.00%, 9/1/46	449,995	407,002
4.50%, 9/1/46	37,234	37,173
3.00%, 10/1/46	33,462	30,286
3.00%, 11/1/46	121,257	109,637
4.00%, 11/1/46	9,776	9,418
3.50%, 12/1/46	39,052	36,455
3.00%, 2/1/47	709,158	644,343
3.50%, 2/1/47	72,337	67,460
4.00%, 2/1/47	8,068	7,772
4.50%, 4/1/47	7,265	7,200
3.50%, 5/1/47	7,326	6,837
3.50%, 7/1/47	174,500	164,628
4.00%, 7/1/47	43,795	42,134
3.50%, 8/1/47	42,495	39,662
4.00%, 8/1/47	18,063	17,389
3.00%, 10/1/47	25,120	22,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.50%, 10/1/47	$10,516	$9,815
3.50%, 11/1/47	148,152	138,744
3.50%, 12/1/47	45,503	42,427
4.00%, 2/1/48	16,292	15,684
3.50%, 7/1/48	35,492	33,042
4.00%, 7/1/48	75,196	72,742
3.00%, 11/1/48	199,685	180,547
5.00%, 3/1/49	29,188	29,443
3.50%, 6/1/49	46,977	43,801
3.50%, 7/1/49	229,950	214,659
3.50%, 8/1/49	429,420	399,114
4.00%, 8/1/49	59,799	57,414
2.50%, 9/1/49	91,596	79,022
3.00%, 10/1/49	88,100	78,706
3.50%, 10/1/49	74,136	69,206
5.00%, 10/1/49	11,064	11,161
3.00%, 12/1/49	488,329	437,280
3.00%, 1/1/50	70,553	63,178
3.00%, 2/1/50	56,729	50,681
3.00%, 4/1/50	303,183	270,987
3.50%, 4/1/50	112,240	104,694
2.50%, 5/1/50	112,010	95,647
4.00%, 5/1/50	73,031	70,360
2.50%, 6/1/50	181,168	156,043
3.00%, 6/1/50	661,106	592,703
2.50%, 7/1/50	255,700	220,174
2.00%, 8/1/50	608,960	503,558
2.50%, 8/1/50	91,189	78,707
2.00%, 9/1/50	410,464	339,542
2.50%, 9/1/50	279,089	238,360
2.00%, 10/1/50	28,406	23,498
2.50%, 10/1/50	255,611	220,043
1.50%, 11/1/50	63,307	49,233
1.50%, 12/1/50	43,557	33,874
2.00%, 12/1/50	379,935	313,997
1.50%, 1/1/51	43,087	33,508
2.00%, 1/1/51	382,046	315,666
2.50%, 1/1/51	68,041	58,461
3.00%, 1/1/51	87,584	77,960
4.50%, 1/1/51	48,821	48,212
1.50%, 2/1/51	86,281	67,100
2.00%, 2/1/51	1,005,603	830,770
2.00%, 3/1/51	129,244	106,833
2.50%, 3/1/51	107,730	92,533
1.50%, 4/1/51	266,636	207,615
2.00%, 4/1/51	283,478	233,286
2.00%, 5/1/51	1,715,706	1,412,935
2.50%, 5/1/51	704,618	604,751
1.50%, 6/1/51	545,873	424,825
3.00%, 7/1/51	275,126	245,367
2.00%, 8/1/51	273,523	225,502
2.50%, 9/1/51	1,606,313	1,377,490
2.00%, 10/1/51	558,531	460,300
2.50%, 10/1/51	178,158	153,573
2.00%, 11/1/51	1,052,321	867,080
2.00%, 12/1/51	1,402,604	1,154,667
2.50%, 12/1/51	130,060	111,485
2.50%, 1/1/52	429,520	367,860
2.00%, 2/1/52	334,613	275,152
2.50%, 2/1/52	1,048,217	897,854
3.50%, 2/1/52	410,914	377,086
2.00%, 3/1/52	721,779	593,297
3.00%, 3/1/52	481,839	426,436
3.50%, 5/1/52	492,444	451,152
4.00%, 5/1/52	96,893	91,598
3.00%, 6/1/52	72,869	64,532
4.00%, 6/1/52	343,442	325,793
4.50%, 6/1/52	48,211	46,880
3.50%, 7/1/52	48,876	44,770
4.00%, 7/1/52	390,714	369,360
4.00%, 8/1/52	49,095	46,412
4.50%, 9/1/52	391,182	380,427
5.00%, 9/1/52	49,343	49,094

Total Federal Home Loan Mortgage Corporation		29,014,659

Federal National Mortgage Association - 12.7%
1.63%, 10/15/24	25,000	23,749
1.63%, 1/7/25	25,000	23,612
4.00%, 9/1/25	6,675	6,561
5.50%, 10/1/25	13,397	13,359
2.13%, 4/24/26	25,000	23,472
4.00%, 7/1/26	1,607	1,582
1.88%, 9/24/26	1,339,000	1,238,481
3.50%, 10/1/26	28,385	27,606
3.00%, 11/1/26	11,928	11,516
3.50%, 12/1/26	3,452	3,362
3.00%, 2/1/27	35,091	34,049
3.00%, 6/1/27	29,221	28,353
3.00%, 9/1/27	14,016	13,600
2.50%, 8/1/28	12,285	11,788
3.00%, 9/1/28	26,549	25,758
3.00%, 11/1/28	6,712	6,512
3.00%, 7/1/29	26,852	25,801
7.25%, 5/15/30	300,000	362,499
0.88%, 8/5/30	35,000	27,909
3.00%, 9/1/30	13,870	13,285
3.50%, 4/1/31	16,284	15,923
2.50%, 6/1/31	11,680	11,002
2.50%, 7/1/31	11,788	11,103
3.00%, 8/1/31	102,772	98,435
2.50%, 10/1/31	300,583	283,136
3.50%, 11/1/31	29,758	29,161
2.50%, 4/1/32	15,480	14,581
3.50%, 4/1/32	24,793	23,980
2.50%, 9/1/32	42,895	40,360
3.00%, 9/1/32	18,998	18,196
3.00%, 10/1/32	42,592	40,576
3.50%, 11/1/32	36,702	35,700
2.50%, 12/1/32	6,349	5,974
2.50%, 1/1/33	40,350	37,966
3.50%, 1/1/33	11,861	11,537
3.50%, 2/1/33	27,674	26,968
3.00%, 4/1/33	21,004	19,981
3.00%, 6/1/33	68,943	65,424
5.00%, 10/1/33	87,275	88,456
6.00%, 2/1/34	29,316	30,856
4.00%, 3/1/34	22,285	21,861
2.50%, 5/1/34	17,049	15,813
3.00%, 6/1/34	7,732	7,321
4.00%, 8/1/34	8,195	8,042
3.00%, 12/1/34	23,182	21,951
3.00%, 1/1/35	9,111	8,628
2.50%, 5/1/35	18,919	17,516
2.00%, 7/1/35	53,044	47,740
2.50%, 7/1/35	73,199	67,770
2.00%, 8/1/35	212,205	190,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
2.50%, 8/1/35	$45,734	$42,719
2.00%, 9/1/35	297,872	268,088
2.50%, 9/1/35	26,521	24,554
3.50%, 9/1/35	23,364	22,472
1.50%, 10/1/35	40,091	35,135
2.00%, 10/1/35	93,405	84,009
1.50%, 12/1/35	189,882	166,412
2.00%, 12/1/35	292,105	262,859
3.50%, 1/1/36	8,322	8,005
2.50%, 2/1/36	15,549	14,396
1.50%, 3/1/36	136,420	119,391
2.00%, 3/1/36	71,273	64,046
1.50%, 4/1/36	214,886	188,126
2.50%, 4/1/36	158,314	146,393
3.00%, 4/1/36	17,947	16,843
2.00%, 5/1/36	37,605	33,792
1.50%, 6/1/36	193,476	169,561
3.00%, 6/1/36	42,186	39,463
3.50%, 7/1/36	21,225	20,418
3.00%, 9/1/36	87,536	81,885
1.50%, 10/1/36	223,779	196,093
2.00%, 10/1/36	305,618	274,650
1.50%, 11/1/36	90,248	78,982
2.00%, 11/1/36	246,865	221,858
3.00%, 11/1/36	50,626	47,543
2.00%, 12/1/36	114,752	103,173
2.50%, 12/1/36	85,701	79,489
2.00%, 1/1/37	91,548	82,271
2.50%, 1/1/37	430,191	397,797
3.00%, 1/1/37	49,633	46,429
2.00%, 2/1/37	252,428	226,848
3.00%, 2/1/37	34,542	32,312
3.00%, 4/1/37	63,447	60,443
2.00%, 5/1/37	288,763	259,212
3.50%, 5/1/37	92,723	89,848
3.00%, 6/1/37	47,208	44,383
3.50%, 7/1/37	18,656	17,950
5.50%, 8/1/37	175,258	180,838
4.00%, 1/17/38(b)	50,000	48,918
3.50%, 4/1/38	10,149	9,769
4.50%, 9/1/39	9,421	9,422
3.00%, 12/1/39	86,237	79,489
2.50%, 3/1/40	21,975	19,299
3.00%, 4/1/40	94,021	84,928
2.50%, 5/1/40	18,245	16,008
3.00%, 6/1/40	13,406	12,109
4.50%, 8/1/40	18,862	18,865
2.00%, 9/1/40	54,701	46,870
2.50%, 9/1/40	56,618	49,676
4.50%, 9/1/40	184,981	185,013
5.50%, 9/1/40	34,306	35,667
4.00%, 10/1/40	421,950	410,937
2.00%, 11/1/40	73,053	62,446
2.00%, 12/1/40	112,691	96,322
2.50%, 12/1/40	31,883	27,972
3.50%, 12/1/40	65,953	62,215
3.50%, 2/1/41	203,075	191,565
1.50%, 3/1/41	63,189	51,586
2.00%, 3/1/41	20,549	17,549
2.50%, 3/1/41	43,151	38,088
2.00%, 4/1/41	21,140	18,049
1.50%, 5/1/41	65,724	53,655
2.00%, 5/1/41	68,568	58,527
2.50%, 5/1/41	72,397	63,523
1.50%, 6/1/41	44,127	36,024
2.00%, 6/1/41	65,121	55,569
1.50%, 7/1/41	79,132	64,601
1.50%, 10/1/41	91,752	74,903
2.50%, 10/1/41	155,532	136,466
3.50%, 10/1/41	132,229	124,735
2.00%, 11/1/41	183,667	156,509
2.50%, 2/1/42	93,680	82,196
3.00%, 2/1/42	22,950	20,831
2.00%, 3/1/42	42,841	36,457
2.00%, 5/1/42	72,289	61,518
3.50%, 6/1/42	6,314	5,957
4.00%, 7/1/42	48,431	47,074
2.00%, 8/1/42	48,730	41,492
4.00%, 9/1/42	137,173	133,209
3.00%, 1/1/43	54,971	50,235
3.00%, 4/1/43	41,332	37,753
3.00%, 5/1/43	123,745	113,045
3.50%, 5/1/43	11,171	10,535
3.00%, 6/1/43	67,443	61,875
4.00%, 6/1/43	4,062	3,948
3.00%, 7/1/43	160,174	146,305
3.00%, 8/1/43	419,186	382,928
3.00%, 9/1/43	47,154	43,071
4.00%, 11/1/43	7,383	7,162
3.00%, 2/1/44	36,551	33,400
4.00%, 2/1/44	53,399	51,803
4.50%, 2/1/44	76,232	76,736
4.50%, 4/1/44	81,096	80,896
3.50%, 5/1/44	38,336	36,232
4.00%, 5/1/44	164,069	159,393
4.50%, 5/1/44	5,997	5,982
4.00%, 9/1/44	36,845	35,726
4.00%, 10/1/44	52,736	51,134
4.00%, 12/1/44	81,897	79,563
3.50%, 2/1/45	61,063	57,610
5.00%, 2/1/45	32,744	33,471
3.50%, 3/1/45	34,407	32,135
3.50%, 4/1/45	38,946	36,584
3.50%, 6/1/45	65,812	61,931
4.00%, 6/1/45	28,672	27,815
3.50%, 8/1/45	72,027	67,462
3.50%, 12/1/45	93,406	87,236
3.00%, 1/1/46	52,471	47,476
3.50%, 1/1/46	76,954	71,871
3.50%, 2/1/46	18,157	16,957
3.50%, 4/1/46	6,388	5,957
3.00%, 5/1/46	42,118	38,081
3.50%, 5/1/46	301,834	281,877
4.50%, 5/1/46	34,177	33,866
3.50%, 6/1/46	73,232	68,294
4.00%, 7/1/46	10,205	9,821
3.00%, 9/1/46	34,594	31,279
3.50%, 9/1/46	123,862	115,510
3.00%, 10/1/46	11,774	10,646
4.00%, 10/1/46	11,183	10,763
2.50%, 11/1/46	8,584	7,508
3.00%, 11/1/46	406,837	370,033
3.50%, 11/1/46	12,580	11,749
4.50%, 11/1/46	15,219	15,181
3.50%, 12/1/46	67,445	63,317
3.00%, 1/1/47	27,957	25,277
3.50%, 1/1/47	68,199	63,600
4.00%, 1/1/47	79,249	76,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.00%, 2/1/47	$15,757	$14,247
4.00%, 2/1/47	8,992	8,654
4.00%, 3/1/47	50,601	48,681
4.00%, 5/1/47	21,808	20,980
4.50%, 5/1/47	77,913	77,719
3.50%, 7/1/47	84,094	78,409
4.00%, 7/1/47	110,031	105,856
4.00%, 8/1/47	151,278	145,951
3.50%, 9/1/47	78,052	73,449
3.50%, 11/1/47	196,597	183,308
4.50%, 11/1/47	54,152	53,614
3.00%, 12/1/47	53,959	48,787
3.50%, 12/1/47	34,886	32,528
3.50%, 1/1/48	93,778	88,225
4.00%, 1/1/48	51,620	49,662
4.50%, 1/1/48	164,011	162,380
3.00%, 4/1/48	52,238	47,715
4.00%, 4/1/48	192,734	185,715
4.50%, 5/1/48	16,779	16,589
4.50%, 6/1/48	189,274	187,129
4.50%, 7/1/48	27,063	26,757
4.00%, 8/1/48	18,107	17,414
4.00%, 9/1/48	283,025	272,718
4.00%, 11/1/48	543,091	522,575
3.00%, 12/1/48	50,796	45,928
4.00%, 1/1/49	105,232	101,219
5.00%, 5/1/49	37,283	37,608
3.50%, 6/1/49	118,062	109,903
4.00%, 6/1/49	252,061	242,613
4.50%, 7/1/49	13,866	13,663
3.50%, 8/1/49	262,133	242,582
3.00%, 9/1/49	371,322	332,729
4.00%, 9/1/49	97,597	93,809
3.00%, 10/1/49	74,500	66,557
4.00%, 10/1/49	143,483	137,767
2.50%, 11/1/49	268,830	231,934
3.50%, 11/1/49	148,081	138,781
5.00%, 11/1/49	119,352	120,386
2.50%, 1/1/50	57,991	50,032
3.00%, 1/1/50	37,849	33,813
3.50%, 1/1/50	86,205	79,776
4.50%, 1/1/50	68,836	67,978
3.00%, 3/1/50	126,047	113,041
4.00%, 3/1/50	62,486	60,130
4.50%, 3/1/50	70,458	69,660
5.00%, 3/1/50	144,266	145,523
2.50%, 4/1/50	273,306	235,695
3.00%, 4/1/50	89,688	79,982
3.50%, 4/1/50	484,456	450,575
3.50%, 5/1/50	122,069	113,102
4.00%, 5/1/50	49,153	46,884
4.50%, 5/1/50	130,397	127,069
2.50%, 6/1/50	537,233	462,870
4.00%, 6/1/50	124,736	119,767
2.50%, 7/1/50	273,095	235,090
3.00%, 7/1/50	134,992	120,329
2.00%, 8/1/50	219,348	181,383
2.50%, 8/1/50	212,258	182,433
3.00%, 8/1/50	29,582	26,634
2.00%, 9/1/50	1,028,140	850,188
2.50%, 9/1/50	966,230	834,594
2.00%, 10/1/50	643,130	531,772
1.50%, 11/1/50	296,867	230,858
2.00%, 11/1/50	1,161,778	960,335
2.50%, 11/1/50	165,999	143,466
1.50%, 12/1/50	411,180	319,754
2.00%, 12/1/50	1,526,459	1,261,549
2.50%, 12/1/50	701,745	603,839
3.00%, 12/1/50	59,272	52,776
1.50%, 1/1/51	195,075	151,700
2.00%, 1/1/51	795,155	656,968
2.50%, 1/1/51	835,903	718,618
2.00%, 2/1/51	927,031	765,860
2.50%, 2/1/51	730,682	629,919
3.00%, 2/1/51	174,968	156,528
1.50%, 3/1/51	228,482	177,931
2.00%, 3/1/51	1,474,903	1,221,509
1.50%, 4/1/51	98,269	76,517
2.00%, 4/1/51	2,085,134	1,718,429
2.00%, 5/1/51	650,398	537,722
2.50%, 5/1/51	737,144	632,629
1.50%, 6/1/51	456,409	355,247
2.00%, 6/1/51	221,874	182,905
2.00%, 7/1/51	383,388	316,297
2.50%, 7/1/51	273,738	234,899
3.00%, 7/1/51	239,440	212,894
1.50%, 8/1/51	69,749	54,268
2.50%, 8/1/51	1,413,000	1,212,829
2.00%, 9/1/51	439,203	361,972
2.50%, 9/1/51	954,303	818,619
3.50%, 9/1/51	54,234	49,816
2.00%, 10/1/51	426,716	351,681
3.00%, 11/1/51	116,774	103,655
2.00%, 12/1/51	517,574	426,401
2.50%, 12/1/51	674,466	577,926
3.00%, 12/1/51	324,942	289,711
2.00%, 1/1/52	393,950	324,086
2.50%, 1/1/52	186,868	160,979
2.50%, 2/1/52	497,896	426,201
3.00%, 2/1/52	801,160	710,441
2.50%, 3/1/52	214,402	183,458
3.00%, 3/1/52	198,153	175,272
1.50%, 4/1/52	72,786	56,631
2.50%, 4/1/52	955,730	816,979
3.00%, 4/1/52	466,731	413,048
3.50%, 5/1/52	198,040	181,611
3.50%, 6/1/52	467,234	427,971
4.00%, 9/1/52	147,211	139,163
5.50%, 11/1/52	24,940	25,308

Total Federal National Mortgage Association		43,791,830

Government National Mortgage Association - 6.0%
2.50%, 7/20/28	38,034	36,530
3.00%, 4/20/33	21,411	20,143
2.00%, 5/20/36	38,865	34,909
4.00%, 11/20/40	87,557	86,237
3.00%, 11/20/42	138,410	127,553
3.50%, 2/20/43	43,912	41,775
5.00%, 2/20/43	20,590	21,159
3.50%, 3/20/43	124,997	118,848
4.00%, 5/20/43	19,984	19,651
4.00%, 6/20/43	40,592	39,916
3.00%, 8/20/43	91,522	84,345
5.00%, 4/20/44	43,765	45,004
3.50%, 7/20/44	50,161	47,650
4.00%, 7/20/44	98,259	95,882
5.00%, 7/20/44	8,311	8,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.50%, 8/20/44	$63,965	$60,764
5.00%, 8/20/44	7,174	7,376
3.00%, 9/20/44	30,071	27,688
4.50%, 9/20/44	26,376	26,436
3.50%, 10/20/44	374,631	355,884
3.00%, 1/20/45	11,168	10,283
4.00%, 4/20/45	66,189	64,587
3.00%, 7/20/45	81,728	75,055
3.50%, 8/20/45	67,609	64,139
3.50%, 11/20/45	49,655	47,107
3.00%, 12/20/45	62,787	57,661
3.50%, 12/20/45	89,195	84,618
4.50%, 12/20/45	25,125	25,181
3.50%, 1/20/46	167,250	158,668
3.00%, 5/20/46	309,226	283,882
4.00%, 7/20/46	72,586	70,609
3.00%, 9/20/46	94,061	86,352
3.50%, 9/20/46	51,929	49,152
2.50%, 10/20/46	58,595	52,337
3.00%, 10/20/46	38,295	35,156
3.00%, 12/20/46	7,122	6,538
4.00%, 12/20/46	16,620	16,167
4.00%, 1/20/47	14,550	14,153
4.50%, 1/20/47	19,652	19,684
3.00%, 2/20/47	596,572	547,677
3.50%, 2/20/47	54,423	51,512
3.50%, 3/20/47	50,018	47,272
3.50%, 4/20/47	26,778	25,308
4.00%, 4/20/47	79,113	76,860
3.00%, 5/20/47	31,663	29,073
4.00%, 7/20/47	17,507	17,009
4.00%, 8/20/47	15,180	14,748
3.50%, 9/20/47	42,614	40,274
4.50%, 10/20/47	6,783	6,738
3.50%, 11/20/47	122,653	115,920
3.50%, 1/20/48	172,445	162,979
4.00%, 1/20/48	29,425	28,587
3.00%, 2/20/48	132,220	121,404
3.50%, 2/20/48	153,729	145,290
3.50%, 3/20/48	14,863	14,048
3.50%, 4/20/48	26,266	24,824
3.50%, 6/20/48	44,276	41,845
4.50%, 6/20/48	30,376	30,117
3.50%, 7/20/48	99,912	94,175
4.00%, 9/20/48	23,505	22,799
4.50%, 9/20/48	13,523	13,408
3.50%, 10/20/48	179,374	169,075
4.50%, 1/20/49	13,580	13,464
3.50%, 3/20/49	6,717	6,332
4.00%, 3/20/49	24,427	23,694
4.50%, 3/20/49	6,427	6,373
5.00%, 3/20/49	11,908	12,043
4.00%, 4/20/49	10,291	9,930
4.50%, 6/20/49	41,803	41,448
3.50%, 7/20/49	37,389	35,177
3.00%, 8/20/49	59,840	54,658
3.50%, 8/20/49	21,885	20,587
3.00%, 9/20/49	235,825	215,338
3.00%, 10/20/49	230,245	210,179
4.00%, 10/20/49	28,093	27,109
3.00%, 11/15/49	7,512	6,820
2.50%, 11/20/49	40,716	35,746
3.00%, 1/20/50	6,601	6,020
3.50%, 1/20/50	4,799	4,512
4.50%, 1/20/50	10,058	9,973
3.00%, 2/20/50	80,847	73,712
4.00%, 2/20/50	152,990	147,632
2.50%, 4/20/50	95,334	84,063
3.00%, 5/20/50	103,250	94,009
2.50%, 6/20/50	144,910	127,777
3.00%, 6/20/50	47,291	43,051
3.50%, 7/20/50	124,187	116,705
5.00%, 7/20/50	47,589	48,132
2.00%, 8/20/50	134,849	115,298
2.50%, 8/20/50	361,106	318,413
3.00%, 8/20/50	418,244	380,618
3.50%, 8/20/50	94,464	88,576
4.00%, 8/20/50	35,732	34,480
2.50%, 9/20/50	129,803	114,457
3.00%, 9/20/50	200,320	182,299
4.00%, 9/20/50	40,727	39,300
4.50%, 9/20/50	52,591	52,144
3.50%, 10/20/50	23,883	22,457
2.00%, 11/20/50	551,657	471,676
2.50%, 11/20/50	278,614	245,674
3.00%, 11/20/50	77,520	70,534
2.00%, 12/20/50	189,311	161,864
2.50%, 12/20/50	661,414	583,216
3.50%, 12/20/50	194,583	182,396
2.00%, 1/20/51	747,070	638,757
2.50%, 1/20/51	461,659	407,078
2.00%, 3/20/51	418,613	357,309
2.50%, 3/20/51	458,601	404,045
2.00%, 4/20/51	81,533	69,568
2.50%, 4/20/51	196,983	173,489
2.00%, 5/20/51	436,279	372,118
2.50%, 5/20/51	67,589	59,507
3.00%, 5/20/51	35,863	32,516
2.00%, 6/20/51	357,903	305,158
2.00%, 7/20/51	434,429	370,271
2.50%, 7/20/51	344,117	302,755
3.00%, 7/20/51	118,796	107,645
2.00%, 8/20/51	154,505	131,639
2.50%, 8/20/51	547,362	481,401
1.50%, 9/20/51	45,476	36,802
2.00%, 9/20/51	556,619	474,071
2.50%, 9/20/51	379,190	333,377
3.00%, 9/20/51	232,882	210,893
3.50%, 9/20/51	214,660	200,145
2.00%, 10/20/51	274,745	233,915
2.00%, 11/20/51	732,490	623,388
2.50%, 11/20/51	96,206	84,533
2.00%, 12/20/51	140,788	119,775
2.50%, 12/20/51	696,925	612,369
2.50%, 1/20/52	259,039	227,531
3.00%, 1/20/52	512,566	463,598
3.50%, 2/20/52	23,913	22,296
2.00%, 3/20/52	178,674	151,801
2.50%, 3/20/52	287,776	252,223
2.00%, 4/20/52	96,928	82,247
3.00%, 6/20/52	122,291	110,226
2.50%, 7/20/52	131,835	115,753
3.00%, 7/20/52	122,411	110,500
3.50%, 7/20/52	74,057	68,691
4.50%, 7/20/52	667,911	653,680
4.00%, 8/20/52	248,094	236,673
3.50%, 9/20/52	174,145	161,382
4.00%, 9/20/52	199,117	189,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.50%, 10/20/52	$99,810	$92,495
3.50%, 12/20/52(b)	25,000	23,168
4.00%, 12/20/52(b)	600,000	572,355
4.50%, 12/20/52(b)	300,000	293,559
5.00%, 12/20/52(b)	400,000	399,427
4.50%, 1/23/53(b)	100,000	97,865
5.00%, 1/23/53(b)	100,000	99,829

Total Government National Mortgage Association		20,474,228

Tennessee Valley Authority - 0.2%
2.88%, 9/15/24	25,000	24,257
5.25%, 9/15/39	490,000	523,389

Total Tennessee Valley Authority		547,646

Uniform Mortgage-Backed Securities - 1.2%
3.00%, 12/1/37(b)	200,000	188,020
3.50%, 12/15/37(b)	100,000	96,090
2.50%, 12/1/52(b)	25,000	21,333
3.00%, 12/1/52(b)	50,000	44,200
4.00%, 12/13/52(b)	400,000	378,065
4.50%, 12/13/52(b)	1,350,000	1,312,484
5.00%, 12/13/52(b)	1,050,000	1,044,463
5.50%, 12/13/52(b)	500,000	505,728
4.50%, 1/12/53(b)	150,000	145,834
5.00%, 1/12/53(b)	150,000	149,163
5.50%, 1/12/53(b)	250,000	252,591

Total Uniform Mortgage-Backed Securities		4,137,971

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $108,322,077)		98,264,319

U.S. GOVERNMENT OBLIGATIONS - 39.6%

U.S. Treasury Bonds - 10.8%
6.50%, 11/15/26	6,735,000	7,351,147
6.13%, 8/15/29	3,605,000	4,093,928
3.50%, 2/15/39	1,752,000	1,687,669
4.50%, 8/15/39	992,000	1,077,483
2.75%, 8/15/42	735,000	605,973
3.75%, 11/15/43	301,000	289,054
2.88%, 8/15/45	4,354,000	3,587,288
3.00%, 11/15/45	6,641,000	5,593,486
3.00%, 2/15/47	7,740,000	6,502,809
2.75%, 11/15/47	269,000	215,936
3.00%, 2/15/48	341,000	287,346
2.00%, 8/15/51	450,000	306,035
3.00%, 8/15/52	6,345,000	5,438,359

Total U.S. Treasury Bonds		37,036,513

U.S. Treasury Notes - 28.8%
0.13%, 12/15/23	1,516,600	1,446,457
2.38%, 2/29/24	250,000	243,257
2.13%, 3/31/24	362,000	350,377
2.00%, 4/30/24	341,000	328,852
2.25%, 4/30/24	2,300,000	2,225,565
2.00%, 5/31/24	5,000,000	4,812,988
2.13%, 7/31/24	500,000	480,840
3.00%, 7/31/24	5,000,000	4,881,543
1.88%, 8/31/24	190,000	181,654
3.25%, 8/31/24	645,000	632,100
4.25%, 9/30/24	5,370,000	5,354,687
1.50%, 10/31/24	2,800,000	2,653,984
2.25%, 10/31/24	250,000	240,347
4.38%, 10/31/24	750,000	750,029
1.50%, 11/30/24	25,000	23,642
2.88%, 4/30/25	188,000	182,191
3.00%, 7/15/25	4,800,000	4,662,563
3.13%, 8/15/25	4,760,000	4,637,467
2.75%, 8/31/25	4,990,000	4,812,621
3.50%, 9/15/25	4,880,000	4,802,797
4.25%, 10/15/25	1,000,000	1,003,984
2.88%, 11/30/25	1,300,000	1,256,684
1.75%, 12/31/26	8,825,000	8,111,761
0.63%, 3/31/27	3,000,000	2,612,578
2.75%, 7/31/27	4,840,000	4,613,503
3.13%, 8/31/27	5,110,000	4,956,101
4.13%, 9/30/27	1,380,000	1,397,466
4.13%, 10/31/27	7,945,000	8,050,209
1.38%, 12/31/28	2,620,000	2,282,777
3.25%, 6/30/29	3,000,000	2,907,656
3.13%, 8/31/29	2,340,000	2,252,616
3.88%, 9/30/29	3,515,000	3,541,912
4.00%, 10/31/29	3,000,000	3,047,578
2.75%, 8/15/32	9,805,000	9,088,009

Total U.S. Treasury Notes		98,826,795

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $134,329,568)		135,863,308

CORPORATE BONDS - 25.0%

Australia - 0.0%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	23,000	22,915
Westpac Banking Corp.
3.35%, 3/8/27	23,000	21,857
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,140
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	22,072
4.42%, 7/24/39(d)	25,000	20,618
2.96%, 11/16/40	50,000	33,090

Total Australia		129,692

Austria - 0.0%
Suzano Austria GmbH
3.75%, 1/15/31	41,000	34,436

Belgium - 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26	154,000	149,585
4.70%, 2/1/36	25,000	24,055
4.90%, 2/1/46	100,000	93,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	$140,000	$142,587
4.60%, 4/15/48	119,000	108,677
4.44%, 10/6/48	19,000	16,734
4.50%, 6/1/50	100,000	90,958

Total Belgium		626,395

Brazil - 0.0%
Vale Overseas Ltd.
6.25%, 8/10/26	48,000	49,858
6.88%, 11/21/36	10,000	10,548

Total Brazil		60,406

Canada - 0.8%
Bank of Montreal
3.30%, 2/5/24, Series E	40,000	39,292
2.15%, 3/8/24	175,000	169,153
4.25%, 9/14/24, Series H	300,000	296,214
3.70%, 6/7/25	100,000	97,458
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	49,000	43,361
Brookfield Asset Management, Inc.
4.00%, 1/15/25	31,000	30,417
Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	16,807
4.85%, 3/29/29	25,000	24,150
4.70%, 9/20/47	50,000	40,945
Canadian Imperial Bank of Commerce
3.10%, 4/2/24	25,000	24,398
Canadian National Railway Co.
2.95%, 11/21/24	25,000	24,120
2.75%, 3/1/26	100,000	94,616
3.85%, 8/5/32	100,000	94,576
4.40%, 8/5/52	100,000	91,687
Canadian Natural Resources Ltd.
3.80%, 4/15/24	50,000	49,256
3.85%, 6/1/27	25,000	23,731
Canadian Pacific Railway Co.
1.35%, 12/2/24	150,000	139,486
4.80%, 9/15/35	35,000	33,229
4.80%, 8/1/45	67,000	61,648
Cenovus Energy, Inc.
6.75%, 11/15/39	50,000	52,857
Enbridge, Inc.
4.25%, 12/1/26	25,000	24,288
Kinross Gold Corp.
4.50%, 7/15/27	55,000	52,488
Magna International, Inc.
3.63%, 6/15/24	5,000	4,896
National Bank of Canada
3.75%, 6/9/25, (3.75% fixed rate until 6/9/24; Secured Overnight Financing Rate + 1.009% thereafter)(c)	250,000	243,252
Nutrien Ltd.
2.95%, 5/13/30	90,000	77,620
5.63%, 12/1/40	5,000	4,891
5.25%, 1/15/45	18,000	16,778
3.95%, 5/13/50	25,000	19,765
Rogers Communications, Inc.
3.20%, 3/15/27(e)	400,000	373,808
4.50%, 3/15/43	25,000	20,703
Royal Bank of Canada
2.25%, 11/1/24	25,000	23,828
3.88%, 5/4/32(d)	100,000	91,894
TELUS Corp.
2.80%, 2/16/27	6,000	5,594
4.60%, 11/16/48	5,000	4,443
Toronto-Dominion Bank
3.25%, 3/11/24	25,000	24,491
2.65%, 6/12/24	25,000	24,177
0.70%, 9/10/24	25,000	23,204
3.77%, 6/6/25	100,000	97,351
0.75%, 9/11/25	25,000	22,369
4.46%, 6/8/32	75,000	71,936
TransCanada PipeLines Ltd.
4.25%, 5/15/28	114,000	109,117
4.63%, 3/1/34	28,000	26,010
5.85%, 3/15/36	29,000	29,197

Total Canada		2,839,501

Chile - 0.0%
Enel Chile SA
4.88%, 6/12/28	25,000	24,091

France - 0.0%
Sanofi
3.63%, 6/19/28	5,000	4,819
TotalEnergies Capital International SA
3.46%, 2/19/29	25,000	23,538
3.46%, 7/12/49	20,000	15,526

Total France		43,883

Germany - 0.2%
Deutsche Bank AG
3.70%, 5/30/24	25,000	24,586
5.37%, 9/9/27	300,000	302,697
Deutsche Telekom International Finance BV
8.75%, 6/15/30	15,000	17,891
9.25%, 6/1/32	50,000	63,414
Landwirtschaftliche Rentenbank
0.50%, 5/27/25, Series 40	100,000	91,238

Total Germany		499,826

Ireland - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	200,000	196,832

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/7/24	25,000	24,495
3.78%, 3/2/25	5,000	4,876
3.96%, 3/2/28	45,000	42,450
3.74%, 3/7/29	40,000	36,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
4.32%, 4/19/33, (4.315% fixed rate until 4/19/32; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(c)(d)	$200,000	$183,188
4.15%, 3/7/39	25,000	21,575
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	78,915
5.67%, 9/13/33, (5.669% fixed rate until 9/13/32; 1-year Constant Maturity Treasury Rate + 2.40% thereafter)(c)	300,000	301,008
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27(d)	25,000	23,403
3.35%, 10/18/27	23,000	21,236
3.20%, 9/17/29	50,000	43,334
2.75%, 1/15/30	300,000	253,923
2.14%, 9/23/30	330,000	256,182
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	18,820
Toyota Motor Corp.
3.67%, 7/20/28(d)	25,000	23,985

Total Japan		1,334,305

Netherlands - 0.2%
Cooperatieve Rabobank UA
5.25%, 5/24/41	134,000	138,028
Shell International Finance BV
3.25%, 5/11/25	475,000	462,403
5.50%, 3/25/40	27,000	28,262
3.13%, 11/7/49	50,000	36,560

Total Netherlands		665,253

Norway - 0.2%
Equinor ASA
2.65%, 1/15/24	5,000	4,887
3.70%, 3/1/24	362,000	358,499
1.75%, 1/22/26	25,000	22,981
3.00%, 4/6/27	25,000	23,500
3.63%, 9/10/28	374,000	358,954
5.10%, 8/17/40	19,000	19,139
4.80%, 11/8/43	25,000	24,235

Total Norway		812,195

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,444

Spain - 0.1%
Banco Santander SA
5.29%, 8/18/27	200,000	194,066
Telefonica Europe BV
8.25%, 9/15/30	147,000	166,206

Total Spain		360,272

Switzerland - 0.1%
Credit Suisse AG
5.00%, 7/9/27	200,000	181,366
Credit Suisse Group AG
4.55%, 4/17/26	192,000	169,215
Novartis Capital Corp.
3.10%, 5/17/27	60,000	57,484
3.70%, 9/21/42	15,000	12,937

Total Switzerland		421,002

United Kingdom - 0.9%
AstraZeneca PLC
3.38%, 11/16/25	15,000	14,536
4.00%, 1/17/29	25,000	24,320
4.00%, 9/18/42	150,000	133,474
4.38%, 11/16/45	50,000	46,163
Barclays PLC
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	200,000	138,874
BAT Capital Corp.
3.22%, 8/15/24	150,000	144,700
3.22%, 9/6/26	25,000	23,219
4.39%, 8/15/37	25,000	19,803
4.76%, 9/6/49	29,000	21,821
3.98%, 9/25/50	150,000	102,268
BP Capital Markets PLC
3.28%, 9/19/27	24,000	22,710
3.72%, 11/28/28	45,000	43,088
British Telecommunications PLC
9.63%, 12/15/30	174,000	209,940
Diageo Capital PLC
2.13%, 4/29/32	30,000	24,248
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	20,000	21,102
6.38%, 5/15/38	50,000	57,403
HSBC Holdings PLC
3.90%, 5/25/26	25,000	23,863
4.95%, 3/31/30	175,000	167,876
5.40%, 8/11/33, (5.402% fixed rate until 8/11/32; Secured Overnight Financing Rate + 2.87% thereafter)(c)	200,000	187,126
6.50%, 9/15/37	200,000	189,740
Lloyds Banking Group PLC
3.90%, 3/12/24	200,000	196,302
4.72%, 8/11/26, (4.716% fixed rate until 8/11/25; 1-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	300,000	291,147
1.63%, 5/11/27, (1.627% fixed rate until 5/11/26; 1-year Constant Maturity Treasury Rate + 0.85% thereafter)(c)	200,000	172,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
4.98%, 8/11/33, (4.976% fixed rate until 8/11/32; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(c)	$200,000	$184,458
Reynolds American, Inc.
7.25%, 6/15/37	23,000	24,016
5.85%, 8/15/45	10,000	8,801
Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(c)	250,000	232,242
Unilever Capital Corp.
5.90%, 11/15/32	130,000	142,644
Vodafone Group PLC
4.13%, 5/30/25	50,000	49,416
4.38%, 2/19/43	34,000	28,621
5.25%, 5/30/48	30,000	27,120

Total United Kingdom		2,973,817

United States - 21.8%
3M Co.
2.25%, 9/19/26	205,000	190,894
2.88%, 10/15/27	65,000	60,583
3.38%, 3/1/29	35,000	32,683
3.05%, 4/15/30(d)	25,000	22,448
3.13%, 9/19/46(d)	23,000	16,566
3.63%, 10/15/47	38,000	29,581
Abbott Laboratories
6.15%, 11/30/37	103,000	117,619
4.75%, 4/15/43	10,000	9,843
AbbVie, Inc.
3.60%, 5/14/25	59,000	57,476
2.95%, 11/21/26	465,000	435,505
4.55%, 3/15/35	10,000	9,523
4.50%, 5/14/35	100,000	94,803
4.05%, 11/21/39	125,000	109,371
4.40%, 11/6/42	15,000	13,444
4.75%, 3/15/45	8,000	7,448
4.70%, 5/14/45	48,000	44,176
4.25%, 11/21/49	14,000	12,040
Activision Blizzard, Inc.
3.40%, 6/15/27	82,000	78,041
2.50%, 9/15/50	20,000	12,775
Adobe, Inc.
2.30%, 2/1/30	25,000	21,567
Advance Auto Parts, Inc.
3.90%, 4/15/30	25,000	22,225
Advocate Health & Hospitals Corp.
3.01%, 6/15/50, Series 2020	25,000	17,089
Aetna, Inc.
4.75%, 3/15/44	60,000	53,520
3.88%, 8/15/47	43,000	33,825
Air Lease Corp.
4.25%, 9/15/24(d)	5,000	4,925
3.25%, 3/1/25	25,000	23,717
3.63%, 4/1/27	23,000	21,124
3.63%, 12/1/27	244,000	219,324
4.63%, 10/1/28	50,000	46,750
Air Products and Chemicals, Inc.
2.70%, 5/15/40	50,000	37,984
Aircastle Ltd.
4.25%, 6/15/26	25,000	23,335
Alabama Power Co.
4.30%, 7/15/48, Series A	20,000	17,069
3.45%, 10/1/49	9,000	6,658
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	18,000	17,409
4.90%, 12/15/30	51,000	49,774
1.88%, 2/1/33	25,000	18,671
Alleghany Corp.
4.90%, 9/15/44	25,000	22,847
Allstate Corp.
1.45%, 12/15/30	30,000	23,151
4.20%, 12/15/46	50,000	42,720
Ally Financial, Inc.
8.00%, 11/1/31	263,000	284,330
Alphabet, Inc.
1.10%, 8/15/30	25,000	19,920
1.90%, 8/15/40	20,000	13,823
2.05%, 8/15/50	10,000	6,299
2.25%, 8/15/60	50,000	30,425
Altria Group, Inc.
4.80%, 2/14/29	25,000	24,056
2.45%, 2/4/32	40,000	30,426
3.40%, 2/4/41	6,000	4,086
5.38%, 1/31/44	198,000	173,040
Amazon.com, Inc.
5.20%, 12/3/25	19,000	19,450
3.30%, 4/13/27	100,000	96,003
1.50%, 6/3/30	60,000	48,906
2.10%, 5/12/31	125,000	104,454
3.60%, 4/13/32(d)	100,000	93,274
3.88%, 8/22/37	15,000	13,520
4.95%, 12/5/44	52,000	52,905
4.05%, 8/22/47	41,000	36,215
4.25%, 8/22/57	27,000	24,250
2.70%, 6/3/60	90,000	57,236
4.10%, 4/13/62	100,000	85,143
Ameren Corp.
2.50%, 9/15/24	159,000	151,896
Ameren Illinois Co.
3.80%, 5/15/28	23,000	22,047
1.55%, 11/15/30	50,000	39,697
American Express Co.
3.00%, 10/30/24	220,000	213,589
3.63%, 12/5/24	44,000	43,043
3.30%, 5/3/27	10,000	9,374
4.05%, 12/3/42	68,000	59,693
American Financial Group, Inc.
4.50%, 6/15/47	25,000	20,560
American Homes 4 Rent LP
4.25%, 2/15/28	10,000	9,339
American Honda Finance Corp.
2.90%, 2/16/24	5,000	4,882
1.00%, 9/10/25	15,000	13,591
2.30%, 9/9/26	5,000	4,580
American International Group, Inc.
4.50%, 7/16/44	100,000	88,266
4.75%, 4/1/48	28,000	25,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
American Tower Corp.
0.60%, 1/15/24	$20,000	$19,045
2.95%, 1/15/25	25,000	23,885
4.00%, 6/1/25	45,000	43,698
3.60%, 1/15/28	58,000	53,567
3.80%, 8/15/29	25,000	22,924
3.10%, 6/15/50	20,000	13,331
2.95%, 1/15/51	25,000	16,054
American University
3.67%, 4/1/49, Series 2019	50,000	39,563
American Water Capital Corp.
2.95%, 9/1/27	89,000	82,654
3.45%, 6/1/29	25,000	23,015
3.75%, 9/1/47	40,000	31,720
AmerisourceBergen Corp.
3.40%, 5/15/24	18,000	17,632
3.45%, 12/15/27	25,000	23,475
4.30%, 12/15/47	50,000	42,459
Amgen, Inc.
3.63%, 5/22/24	16,000	15,753
2.30%, 2/25/31	105,000	87,663
4.66%, 6/15/51	432,000	389,340
Analog Devices, Inc.
3.45%, 6/15/27(e)	150,000	142,711
4.25%, 10/1/32	100,000	96,659
Aon Corp.
2.80%, 5/15/30	15,000	12,887
Aon Corp. / Aon Global Holdings PLC
5.00%, 9/12/32	200,000	199,026
Apple, Inc.
3.00%, 2/9/24	118,000	115,959
2.85%, 5/11/24	48,000	46,889
1.80%, 9/11/24	25,000	23,899
1.13%, 5/11/25	10,000	9,246
3.25%, 2/23/26	75,000	72,629
3.20%, 5/11/27	116,000	111,511
3.00%, 6/20/27	23,000	21,985
2.20%, 9/11/29	75,000	65,834
1.65%, 5/11/30	55,000	45,892
3.35%, 8/8/32(d)	25,000	23,066
4.45%, 5/6/44	18,000	17,716
4.38%, 5/13/45	18,000	17,135
3.85%, 8/4/46	36,000	31,451
4.25%, 2/9/47	25,000	23,563
3.75%, 11/13/47	48,000	41,285
2.65%, 5/11/50	60,000	41,582
2.55%, 8/20/60	70,000	45,375
4.10%, 8/8/62	40,000	34,716
Ares Capital Corp.
4.25%, 3/1/25	43,000	40,928
Arizona Public Service Co.
2.60%, 8/15/29	100,000	83,994
Ascension Health
3.95%, 11/15/46	25,000	21,095
4.85%, 11/15/53	49,000	47,145
AT&T, Inc.
3.80%, 2/15/27	64,000	61,877
4.25%, 3/1/27	93,000	91,459
4.30%, 2/15/30	150,000	142,626
2.75%, 6/1/31	100,000	84,278
2.25%, 2/1/32(d)	26,000	20,638
4.30%, 12/15/42	197,000	166,989
4.35%, 6/15/45	221,000	184,897
4.75%, 5/15/46	10,000	8,795
5.15%, 2/15/50	25,000	23,286
3.65%, 6/1/51	12,000	8,833
3.50%, 9/15/53	100,000	70,744
3.55%, 9/15/55	105,000	73,823
3.80%, 12/1/57	75,000	54,597
Atmos Energy Corp.
1.50%, 1/15/31	70,000	54,834
Automatic Data Processing, Inc.
1.25%, 9/1/30	175,000	139,755
AutoNation, Inc.
3.50%, 11/15/24	18,000	17,269
4.50%, 10/1/25	18,000	17,572
3.80%, 11/15/27	25,000	22,621
AutoZone, Inc.
3.25%, 4/15/25	18,000	17,317
3.63%, 4/15/25	100,000	97,177
4.00%, 4/15/30	25,000	23,423
AvalonBay Communities, Inc.
2.30%, 3/1/30	402,000	338,999
Avangrid, Inc.
3.80%, 6/1/29	25,000	22,996
Avnet, Inc.
3.00%, 5/15/31	625,000	487,556
AXIS Specialty Finance LLC
3.90%, 7/15/29	50,000	44,891
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	44,964
Bank of America Corp.
4.13%, 1/22/24	48,000	47,677
4.00%, 4/1/24	50,000	49,626
4.20%, 8/26/24	78,000	76,944
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(c)(f)	105,000	102,262
3.95%, 4/21/25, Series L	29,000	28,364
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(c)(f)	50,000	47,057
3.50%, 4/19/26	71,000	68,145
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	11,725
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	335,000	297,446
1.66%, 3/11/27, Series S, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	45,000	39,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)(f)	$344,000	$313,897
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)(f)	45,000	42,399
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(c)(f)	125,000	115,140
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(c)(f)	77,000	67,320
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)(f)	10,000	8,528
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	435,000	337,647
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	96,672
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(c)(f)	10,000	8,745
7.75%, 5/14/38	100,000	120,590
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	45,000	31,406
5.88%, 2/7/42	10,000	10,481
5.00%, 1/21/44	120,000	113,365
4.75%, 4/21/45, Series L	10,000	8,751
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(c)(f)	10,000	8,686
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)(f)	28,000	22,657
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month U.S. dollar London Interbank Offered Rate + 1.52% thereafter)(c)(f)	100,000	85,802
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(c)(f)	150,000	123,448
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	3,211
BankUnited, Inc.
4.88%, 11/17/25	18,000	17,881
Banner Health
2.34%, 1/1/30	80,000	67,614
Baxalta, Inc.
4.00%, 6/23/25	15,000	14,763
Baxter International, Inc.
1.32%, 11/29/24	100,000	93,131
2.27%, 12/1/28	100,000	86,471
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	20,787
Becton Dickinson and Co.
2.82%, 5/20/30	37,000	32,253
4.69%, 12/15/44	22,000	20,190
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	95,000	94,266
3.25%, 4/15/28	23,000	21,523
3.70%, 7/15/30	50,000	46,487
6.13%, 4/1/36	25,000	26,729
3.80%, 7/15/48	36,000	28,483
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	300,000	253,497
1.45%, 10/15/30	50,000	40,555
4.20%, 8/15/48	20,000	17,986
4.25%, 1/15/49	38,000	34,099
2.85%, 10/15/50	5,000	3,422
Berry Global, Inc.
1.57%, 1/15/26	40,000	35,807
BGC Partners, Inc.
3.75%, 10/1/24	10,000	9,574
Black Hills Corp.
4.35%, 5/1/33	50,000	44,634
BlackRock, Inc.
3.50%, 3/18/24	18,000	17,754
Blackstone Private Credit Fund
4.70%, 3/24/25(d)	250,000	245,197
Boardwalk Pipelines LP
4.95%, 12/15/24	5,000	4,964
4.45%, 7/15/27	18,000	17,231
3.40%, 2/15/31	15,000	12,747
Boeing Co.
4.88%, 5/1/25	85,000	84,232
2.25%, 6/15/26	5,000	4,520
5.15%, 5/1/30	120,000	117,151
5.88%, 2/15/40	10,000	9,625
3.90%, 5/1/49	10,000	7,125
5.81%, 5/1/50	25,000	23,606
3.83%, 3/1/59	575,000	379,937
5.93%, 5/1/60	30,000	27,802
Bon Secours Mercy Health, Inc.
3.21%, 6/1/50, Series 20-2	150,000	104,043
BorgWarner, Inc.
2.65%, 7/1/27	12,000	10,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Boston Properties LP
3.65%, 2/1/26	$5,000	$4,758
2.75%, 10/1/26	24,000	21,800
2.90%, 3/15/30	25,000	20,509
BP Capital Markets America, Inc.
3.41%, 2/11/26	25,000	24,186
3.12%, 5/4/26	5,000	4,782
3.59%, 4/14/27	65,000	62,612
4.23%, 11/6/28	10,000	9,769
3.38%, 2/8/61	195,000	138,713
Brandywine Operating Partnership LP
4.55%, 10/1/29	25,000	22,007
Brighthouse Financial, Inc.
5.63%, 5/15/30	100,000	97,826
Bristol-Myers Squibb Co.
3.20%, 6/15/26	7,000	6,732
3.90%, 2/20/28	127,000	123,641
3.40%, 7/26/29	109,000	102,199
1.45%, 11/13/30	5,000	3,997
4.13%, 6/15/39	10,000	9,135
4.25%, 10/26/49	50,000	44,615
2.55%, 11/13/50	5,000	3,304
Brixmor Operating Partnership LP
3.65%, 6/15/24	5,000	4,853
3.90%, 3/15/27	50,000	46,444
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 1/15/24	81,000	79,668
3.88%, 1/15/27	23,000	21,800
3.50%, 1/15/28	5,000	4,581
Broadcom, Inc.
4.15%, 11/15/30	70,000	63,020
2.45%, 2/15/31(e)	70,000	55,446
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	15,000	13,726
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	17,363
7.00%, 12/15/25	22,000	23,595
3.25%, 6/15/27	100,000	95,364
6.15%, 5/1/37	10,000	11,113
5.15%, 9/1/43	48,000	48,346
3.90%, 8/1/46	5,000	4,190
Burlington Resources LLC
7.40%, 12/1/31	14,000	16,338
Camden Property Trust
3.15%, 7/1/29	25,000	22,343
2.80%, 5/15/30	25,000	21,648
Campbell Soup Co.
4.15%, 3/15/28	20,000	19,399
Capital One Financial Corp.
1.34%, 12/6/24, (1.343% fixed rate until 12/6/23; Secured Overnight Financing Rate + 0.69% thereafter)(c)	100,000	95,664
4.20%, 10/29/25	25,000	24,328
3.75%, 3/9/27	20,000	18,982
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	86,928
Cardinal Health, Inc.
4.90%, 9/15/45	50,000	43,844
Carlisle Cos., Inc.
3.75%, 12/1/27	18,000	16,886
2.75%, 3/1/30	25,000	20,989
Carrier Global Corp.
2.72%, 2/15/30	25,000	21,383
Caterpillar, Inc.
3.40%, 5/15/24	35,000	34,448
3.80%, 8/15/42	25,000	21,889
3.25%, 9/19/49	40,000	31,095
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	50,000	33,179
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	4,776
1.63%, 12/15/30(d)	50,000	40,076
3.00%, 3/16/32	100,000	84,603
CBRE Services, Inc.
4.88%, 3/1/26	30,000	30,062
2.50%, 4/1/31	145,000	114,008
CDW LLC / CDW Finance Corp.
4.13%, 5/1/25	50,000	48,173
3.25%, 2/15/29	25,000	21,102
Centene Corp.
2.45%, 7/15/28	120,000	101,771
2.63%, 8/1/31	100,000	79,523
CenterPoint Energy Houston Electric LLC
2.35%, 4/1/31, Series AE	10,000	8,390
4.45%, 10/1/32, Series AI	100,000	98,084
CenterPoint Energy Resources Corp.
1.75%, 10/1/30	150,000	119,962
4.10%, 9/1/47	5,000	4,139
Charles Schwab Corp.
3.45%, 2/13/26	25,000	24,368
0.90%, 3/11/26	147,000	131,152
2.45%, 3/3/27	100,000	92,180
3.25%, 5/22/29	25,000	22,927
1.65%, 3/11/31	70,000	55,186
2.90%, 3/3/32	100,000	86,058
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 2/1/24	18,000	17,811
5.05%, 3/30/29	175,000	167,041
2.30%, 2/1/32	355,000	265,845
6.38%, 10/23/35	5,000	4,941
3.50%, 6/1/41	44,000	30,031
6.48%, 10/23/45	40,000	37,905
5.13%, 7/1/49	20,000	15,933
3.70%, 4/1/51	24,000	15,400
6.83%, 10/23/55	98,000	95,028
3.85%, 4/1/61	14,000	8,725
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	153,000	155,208
5.13%, 6/30/27	25,000	25,053
Chevron Corp.
3.08%, 5/11/50	71,000	53,302
Chevron USA, Inc.
3.90%, 11/15/24	5,000	4,950
0.69%, 8/12/25	15,000	13,626
3.25%, 10/15/29	26,000	24,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Children’s Hospital
2.93%, 7/15/50, Series 2020	$25,000	$16,112
Children’s Hospital Corp.
4.12%, 1/1/47, Series 2017	25,000	21,659
Chubb INA Holdings, Inc.
3.15%, 3/15/25	18,000	17,422
Cigna Corp.
0.61%, 3/15/24	100,000	94,640
3.40%, 3/1/27	10,000	9,462
3.05%, 10/15/27	475,000	439,964
6.13%, 11/15/41	14,000	14,993
3.88%, 10/15/47	30,000	23,812
4.90%, 12/15/48	30,000	27,783
Cintas Corp. No. 2
3.70%, 4/1/27	23,000	22,287
Cisco Systems, Inc.
3.63%, 3/4/24	35,000	34,622
5.90%, 2/15/39	40,000	43,926
Citigroup, Inc.
3.88%, 3/26/25	100,000	97,772
3.30%, 4/27/25	9,000	8,725
5.50%, 9/13/25	10,000	10,172
3.70%, 1/12/26	9,000	8,652
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(c)	300,000	285,771
3.40%, 5/1/26	10,000	9,536
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	10,000	8,730
4.45%, 9/29/27	183,000	176,394
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)(f)	49,000	45,011
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(c)(f)	10,000	9,354
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(c)(f)	141,000	129,232
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	18,669
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	6,568
6.63%, 6/15/32	238,000	253,737
8.13%, 7/15/39	60,000	75,557
6.68%, 9/13/43	19,000	20,922
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(c)(f)	10,000	8,474
4.65%, 7/23/48	135,000	121,816
Citizens Financial Group, Inc.
2.50%, 2/6/30	100,000	82,318
3.25%, 4/30/30	50,000	43,989
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	21,742
CME Group, Inc.
3.00%, 3/15/25	105,000	101,782
2.65%, 3/15/32	100,000	85,488
5.30%, 9/15/43	5,000	5,215
4.15%, 6/15/48	5,000	4,538
CNH Industrial Capital LLC
5.45%, 10/14/25	150,000	151,624
Coca-Cola Co.
2.13%, 9/6/29	323,000	281,582
1.65%, 6/1/30	100,000	82,992
2.60%, 6/1/50	5,000	3,477
2.50%, 3/15/51	5,000	3,363
2.75%, 6/1/60	50,000	34,534
Comcast Corp.
3.70%, 4/15/24	23,000	22,684
2.35%, 1/15/27	20,000	18,349
3.55%, 5/1/28	99,000	94,015
4.25%, 10/15/30	25,000	24,158
5.65%, 6/15/35	30,000	31,663
6.45%, 3/15/37	27,000	30,117
4.60%, 10/15/38	15,000	14,126
3.40%, 7/15/46	10,000	7,579
4.00%, 8/15/47	40,000	33,113
3.97%, 11/1/47	403,000	329,130
4.70%, 10/15/48	17,000	15,662
4.00%, 11/1/49	75,000	61,285
3.45%, 2/1/50	50,000	37,584
2.45%, 8/15/52	10,000	6,134
4.05%, 11/1/52	153,000	125,700
4.95%, 10/15/58	28,000	26,278
2.65%, 8/15/62	10,000	5,962
Comerica, Inc.
4.00%, 2/1/29	25,000	23,661
CommonSpirit Health
3.35%, 10/1/29	157,000	137,786
4.35%, 11/1/42	10,000	8,386
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	13,829
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	20,874
7.00%, 10/1/28	19,000	20,466
Connecticut Light and Power Co.
4.30%, 4/15/44	15,000	13,055
ConocoPhillips
2.40%, 3/7/25	100,000	95,001
6.50%, 2/1/39(d)	29,000	33,566
Consolidated Edison Co. of New York, Inc.
4.50%, 12/1/45	25,000	21,876
3.85%, 6/15/46	25,000	20,073
3.88%, 6/15/47, Series 2017	20,000	15,806
4.00%, 11/15/57, Series C	43,000	33,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.70%, 11/15/59	$60,000	$46,012
Constellation Brands, Inc.
4.40%, 11/15/25	66,000	65,358
3.15%, 8/1/29	50,000	44,454
5.25%, 11/15/48	19,000	18,192
Consumers Energy Co.
3.95%, 7/15/47	50,000	41,811
3.10%, 8/15/50	90,000	64,287
2.50%, 5/1/60	50,000	29,434
Corebridge Financial, Inc.
3.90%, 4/5/32(e)	100,000	88,289
4.40%, 4/5/52(e)	100,000	80,709
Corning, Inc.
4.38%, 11/15/57	50,000	40,494
5.85%, 11/15/68(d)	18,000	16,973
5.45%, 11/15/79	10,000	8,999
Costco Wholesale Corp.
3.00%, 5/18/27	5,000	4,784
1.60%, 4/20/30	40,000	33,214
1.75%, 4/20/32	5,000	4,029
Crown Castle, Inc.
4.30%, 2/15/29	55,000	52,469
4.75%, 5/15/47	50,000	44,023
3.25%, 1/15/51	15,000	10,369
CSX Corp.
2.40%, 2/15/30	25,000	21,426
4.30%, 3/1/48	20,000	17,476
4.50%, 8/1/54	18,000	15,797
CVS Health Corp.
6.25%, 6/1/27	73,000	77,262
3.25%, 8/15/29	25,000	22,630
1.88%, 2/28/31	105,000	83,933
4.88%, 7/20/35	285,000	273,660
4.78%, 3/25/38	25,000	23,185
5.30%, 12/5/43	23,000	22,028
5.05%, 3/25/48	35,000	32,458
D.R. Horton, Inc.
2.50%, 10/15/24	25,000	23,851
Danaher Corp.
2.60%, 10/1/50	5,000	3,337
Darden Restaurants, Inc.
3.85%, 5/1/27	68,000	65,313
Dell International LLC / EMC Corp.
4.00%, 7/15/24	135,000	132,536
6.02%, 6/15/26	15,000	15,329
4.90%, 10/1/26	25,000	24,743
8.10%, 7/15/36	100,000	115,609
8.35%, 7/15/46	12,000	14,032
Devon Energy Corp.
7.88%, 9/30/31	25,000	28,695
5.60%, 7/15/41	15,000	14,532
DH Europe Finance II Sarl
3.25%, 11/15/39	25,000	20,323
Digital Realty Trust LP
3.60%, 7/1/29(d)	50,000	45,388
Dignity Health
5.27%, 11/1/64	25,000	21,758
Discover Financial Services
4.10%, 2/9/27	60,000	56,507
Discovery Communications LLC
5.20%, 9/20/47	10,000	7,800
4.00%, 9/15/55	47,000	30,216
Dollar General Corp.
3.50%, 4/3/30	50,000	45,479
5.50%, 11/1/52	100,000	101,614
Dollar Tree, Inc.
4.20%, 5/15/28	50,000	47,917
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	34,000	32,305
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	4,879
1.45%, 4/15/26, Series A	62,000	55,767
6.30%, 3/15/33, Series E	55,000	58,687
5.95%, 6/15/35, Series B	5,000	5,099
4.90%, 8/1/41, Series C	25,000	22,683
Dover Corp.
3.15%, 11/15/25	23,000	22,056
Dow Chemical Co.
7.38%, 11/1/29	3,000	3,321
4.25%, 10/1/34	17,000	15,031
9.40%, 5/15/39	15,000	19,888
5.25%, 11/15/41	110,000	102,511
4.38%, 11/15/42	5,000	4,196
DTE Electric Co.
1.90%, 4/1/28, Series A	65,000	56,607
3.75%, 8/15/47	50,000	40,097
Duke Energy Carolinas LLC
3.70%, 12/1/47	48,000	37,547
Duke Energy Corp.
3.75%, 4/15/24	100,000	98,561
0.90%, 9/15/25	100,000	90,391
3.15%, 8/15/27	195,000	181,453
3.95%, 8/15/47	120,000	93,163
Duke Energy Florida LLC
6.40%, 6/15/38	43,500	48,582
Duke Energy Indiana LLC
2.75%, 4/1/50	142,000	91,819
DuPont de Nemours, Inc.
5.32%, 11/15/38	425,000	416,695
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/44	300,000	252,702
Eastman Chemical Co.
4.80%, 9/1/42	23,000	19,672
Eaton Vance Corp.
3.50%, 4/6/27	18,000	16,932
eBay, Inc.
4.00%, 7/15/42	15,000	12,061
Ecolab, Inc.
2.70%, 11/1/26	5,000	4,676
3.25%, 12/1/27(d)	25,000	23,512
2.13%, 8/15/50	35,000	20,428
Elevance Health, Inc.
3.50%, 8/15/24	80,000	78,286
3.65%, 12/1/27	25,000	23,805
6.38%, 6/15/37	18,000	19,576
4.63%, 5/15/42	85,000	78,512
4.65%, 1/15/43	40,000	37,033
4.65%, 8/15/44	15,000	13,694
3.13%, 5/15/50	52,000	36,911
3.60%, 3/15/51	50,000	38,284
Eli Lilly & Co.
5.50%, 3/15/27	25,000	26,258
Emerson Electric Co.
1.80%, 10/15/27	35,000	30,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
1.95%, 10/15/30	$20,000	$16,415
Enbridge Energy Partners LP
5.88%, 10/15/25	5,000	5,117
Energy Transfer LP
5.88%, 1/15/24	40,000	40,180
4.25%, 4/1/24	20,000	19,635
4.50%, 4/15/24	30,000	29,644
3.90%, 5/15/24	48,000	46,887
5.95%, 12/1/25	25,000	25,320
3.90%, 7/15/26	5,000	4,730
4.20%, 4/15/27	20,000	18,988
5.50%, 6/1/27	50,000	50,080
4.15%, 9/15/29	100,000	90,784
4.90%, 3/15/35	13,000	11,865
6.63%, 10/15/36	94,000	95,953
Entergy Corp.
2.40%, 6/15/31	100,000	80,157
Entergy Louisiana LLC
3.12%, 9/1/27	15,000	13,958
4.00%, 3/15/33	85,000	77,894
4.20%, 9/1/48	40,000	33,703
Entergy Texas, Inc.
1.75%, 3/15/31	88,000	69,502
3.55%, 9/30/49	25,000	18,469
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	48,767
4.45%, 2/15/43	40,000	34,440
4.25%, 2/15/48	319,000	260,291
EPR Properties
4.75%, 12/15/26	100,000	90,341
Equifax, Inc.
5.10%, 12/15/27	100,000	98,720
Equinix, Inc.
2.95%, 9/15/51	30,000	19,305
Equitable Holdings, Inc.
4.35%, 4/20/28	414,000	395,921
ERP Operating LP
3.00%, 7/1/29	25,000	22,028
Essential Utilities, Inc.
2.70%, 4/15/30	10,000	8,461
Essex Portfolio LP
1.65%, 1/15/31	25,000	18,782
2.65%, 9/1/50	30,000	17,540
Estee Lauder Cos., Inc.
2.00%, 12/1/24	25,000	23,752
1.95%, 3/15/31	40,000	32,482
Evergy, Inc.
2.90%, 9/15/29	150,000	129,814
Eversource Energy
4.25%, 4/1/29, Series O	15,000	14,288
Exelon Corp.
5.10%, 6/15/45	8,000	7,652
Expedia Group, Inc.
3.80%, 2/15/28	5,000	4,638
Exxon Mobil Corp.
2.02%, 8/16/24	10,000	9,603
3.04%, 3/1/26	23,000	22,072
2.28%, 8/16/26(d)	50,000	46,748
2.44%, 8/16/29(d)	15,000	13,273
2.61%, 10/15/30	35,000	30,921
4.33%, 3/19/50	425,000	387,460
FedEx Corp.
4.20%, 10/17/28	18,000	17,252
3.90%, 2/1/35	19,000	16,322
3.88%, 8/1/42	5,000	3,941
4.75%, 11/15/45	5,000	4,360
4.40%, 1/15/47	63,000	50,999
4.05%, 2/15/48	100,000	77,249
Fifth Third Bancorp
2.55%, 5/5/27	20,000	18,071
3.95%, 3/14/28	25,000	23,766
8.25%, 3/1/38	20,000	24,649
Fiserv, Inc.
2.75%, 7/1/24	147,000	141,737
3.20%, 7/1/26	17,000	16,025
4.20%, 10/1/28	15,000	14,327
4.40%, 7/1/49	25,000	20,844
Florida Power & Light Co.
3.25%, 6/1/24	71,000	69,635
3.70%, 12/1/47	5,000	4,081
4.13%, 6/1/48	53,000	45,978
FMC Corp.
4.50%, 10/1/49	150,000	121,638
Fortune Brands Home & Security, Inc.
3.25%, 9/15/29	15,000	12,975
Fox Corp.
5.48%, 1/25/39	25,000	23,161
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 7/1/49, Series B	40,000	31,262
Franklin Resources, Inc.
2.85%, 3/30/25	25,000	23,979
Freeport-McMoRan, Inc.
4.63%, 8/1/30	25,000	23,114
FS KKR Capital Corp.
4.13%, 2/1/25(d)	50,000	47,862
GATX Corp.
4.00%, 6/30/30	25,000	22,536
3.50%, 6/1/32	25,000	21,120
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	100,000	94,491
General Dynamics Corp.
3.75%, 5/15/28	23,000	22,143
4.25%, 4/1/40	35,000	32,677
General Electric Co.
6.75%, 3/15/32, Series MTNA	428,000	486,662
5.88%, 1/14/38(d)	24,000	25,322
General Motors Co.
4.20%, 10/1/27(d)	71,000	67,682
5.00%, 10/1/28	78,000	75,187
6.75%, 4/1/46	137,000	136,826
General Motors Financial Co., Inc.
5.10%, 1/17/24	100,000	99,518
4.00%, 1/15/25	101,000	98,274
4.35%, 4/9/25	415,000	406,862
4.30%, 7/13/25	30,000	29,151
6.05%, 10/10/25	150,000	151,543
4.35%, 1/17/27	30,000	28,800
2.35%, 1/8/31	100,000	77,620
George Washington University
4.30%, 9/15/44, Series 2014	25,000	21,827
4.13%, 9/15/48, Series 2018	26,000	22,094
Georgia Power Co.
3.25%, 4/1/26	25,000	23,883
4.30%, 3/15/43	264,000	228,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Georgia-Pacific LLC
8.00%, 1/15/24	$525,000	$541,884
7.75%, 11/15/29	5,000	5,760
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	4,884
3.65%, 3/1/26	69,000	66,976
1.20%, 10/1/27	50,000	42,657
5.65%, 12/1/41	38,000	39,502
4.50%, 2/1/45	213,000	192,895
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/1/25	15,000	14,805
5.75%, 6/1/28	23,000	22,462
4.00%, 1/15/30	30,000	26,044
3.25%, 1/15/32	25,000	19,904
Goldman Sachs BDC, Inc.
2.88%, 1/15/26(d)	25,000	23,148
Goldman Sachs Capital I
6.35%, 2/15/34	19,000	19,237
Goldman Sachs Group, Inc.
4.00%, 3/3/24	15,000	14,815
3.00%, 3/15/24	245,000	238,890
3.50%, 1/23/25	25,000	24,314
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(c)(f)	25,000	24,084
3.75%, 2/25/26	50,000	48,333
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	100,000	88,189
5.95%, 1/15/27	23,000	23,976
3.85%, 1/26/27	15,000	14,424
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(c)	205,000	190,734
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)(f)	23,000	21,526
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(c)	100,000	96,072
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)(f)	21,000	19,365
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(c)(f)	100,000	93,960
3.80%, 3/15/30	468,000	426,194
6.13%, 2/15/33(d)	9,000	9,496
6.45%, 5/1/36	22,000	23,516
6.75%, 10/1/37	100,000	108,862
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)(f)	10,000	8,465
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(c)(f)	5,000	4,427
6.25%, 2/1/41	10,000	10,779
5.15%, 5/22/45	53,000	50,355
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 3/24/24	300,000	291,405
GSK Consumer Healthcare Capital UK PLC
3.13%, 3/24/25	300,000	287,646
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	75,000	52,548
Halliburton Co.
6.70%, 9/15/38	18,000	19,571
4.50%, 11/15/41	415,000	354,153
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	40,000	40,641
Hasbro, Inc.
3.55%, 11/19/26	20,000	18,874
3.50%, 9/15/27	15,000	13,997
HCA, Inc.
5.63%, 9/1/28	68,000	68,031
4.13%, 6/15/29	50,000	45,916
5.13%, 6/15/39	200,000	179,374
Healthcare Realty Holdings LP
3.75%, 7/1/27	5,000	4,683
2.00%, 3/15/31	25,000	19,204
Healthpeak Properties, Inc.
6.75%, 2/1/41	40,000	42,484
Hershey Co.
2.30%, 8/15/26	93,000	86,344
Hess Corp.
4.30%, 4/1/27	30,000	28,859
7.88%, 10/1/29	125,000	140,627
7.13%, 3/15/33	50,000	54,896
6.00%, 1/15/40	48,000	48,710
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	23,000	24,151
Home Depot, Inc.
2.80%, 9/14/27	23,000	21,550
0.90%, 3/15/28	100,000	83,984
1.38%, 3/15/31	100,000	78,624
1.88%, 9/15/31	25,000	20,301
5.88%, 12/16/36	15,000	16,332
4.88%, 2/15/44	11,000	10,707
3.35%, 4/15/50	100,000	76,420
4.95%, 9/15/52(d)	100,000	98,575
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,355
2.70%, 8/15/29	485,000	436,616
3.81%, 11/21/47	150,000	128,955
Hormel Foods Corp.
1.80%, 6/11/30	30,000	24,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
HP, Inc.
3.00%, 6/17/27(d)	$25,000	$22,954
Hubbell, Inc.
3.15%, 8/15/27	48,000	44,306
Hudson Pacific Properties LP
3.95%, 11/1/27	5,000	4,300
5.95%, 2/15/28(d)	200,000	192,162
Humana, Inc.
4.80%, 3/15/47	23,000	20,745
Huntington Bancshares, Inc.
2.63%, 8/6/24	45,000	43,137
4.00%, 5/15/25	25,000	24,378
Huntington Ingalls Industries, Inc.
3.84%, 5/1/25	15,000	14,484
2.04%, 8/16/28	25,000	20,924
4.20%, 5/1/30	25,000	23,011
Hyatt Hotels Corp.
5.63%, 4/23/25	25,000	24,826
Idaho Power Co.
4.20%, 3/1/48, Series K	20,000	16,456
Illinois Tool Works, Inc.
2.65%, 11/15/26	65,000	61,547
Intel Corp.
3.70%, 7/29/25	25,000	24,554
3.75%, 3/25/27	150,000	146,146
3.90%, 3/25/30	25,000	23,682
4.10%, 5/19/46	45,000	37,484
4.10%, 5/11/47	118,000	97,736
3.25%, 11/15/49	120,000	84,756
4.75%, 3/25/50	45,000	40,538
5.05%, 8/5/62	35,000	32,171
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,896
3.10%, 9/15/27	5,000	4,689
4.60%, 3/15/33	100,000	97,264
3.00%, 6/15/50	145,000	101,758
International Business Machines Corp.
3.45%, 2/19/26	100,000	96,323
6.22%, 8/1/27	49,000	52,351
5.88%, 11/29/32	24,000	25,941
4.00%, 6/20/42	225,000	190,636
4.25%, 5/15/49	20,000	17,093
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	4,323
International Paper Co.
4.80%, 6/15/44	4,000	3,564
4.35%, 8/15/48(d)	19,000	16,194
Intuit, Inc.
1.35%, 7/15/27	25,000	21,758
Invesco Finance PLC
4.00%, 1/30/24	18,000	17,809
ITC Holdings Corp.
5.30%, 7/1/43	15,000	13,765
Jabil, Inc.
3.95%, 1/12/28	25,000	23,533
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	18,000	17,784
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	26,067
JetBlue Pass Through Trust
4.00%, 5/15/34, Series 1A	140,184	124,796
John Deere Capital Corp.
3.45%, 3/13/25	25,000	24,459
3.40%, 6/6/25	175,000	170,887
2.80%, 9/8/27	37,000	34,325
2.45%, 1/9/30	35,000	30,499
Johns Hopkins Health System Corp.
3.84%, 5/15/46	40,000	32,584
Johns Hopkins University
2.81%, 1/1/60, Series A	10,000	6,450
Johnson & Johnson
2.63%, 1/15/25	48,000	46,363
2.95%, 3/3/27	21,000	20,075
4.95%, 5/15/33(d)	25,000	26,511
3.55%, 3/1/36	14,000	12,701
3.40%, 1/15/38	100,000	86,788
4.50%, 9/1/40	19,000	18,507
3.70%, 3/1/46	22,000	18,992
Johnson Controls International PLC
6.00%, 1/15/36	18,000	18,856
JPMorgan Chase & Co.
3.88%, 2/1/24	50,000	49,545
0.56%, 2/16/25, (0.563% fixed rate until 2/16/24; Secured Overnight Financing Rate + 0.42% thereafter)(c)	250,000	234,637
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)(f)	165,000	160,660
3.85%, 6/14/25, (3.845% fixed rate until 6/14/24; Secured Overnight Financing Rate + 0.98% thereafter)(c)	100,000	98,268
0.97%, 6/23/25, (0.969% fixed rate until 6/23/24; 3-month Secured Overnight Financing Rate + 0.58% thereafter)(c)	100,000	93,083
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(c)	375,000	348,416
3.30%, 4/1/26	10,000	9,563
7.63%, 10/15/26	100,000	110,544
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	50,000	44,104
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(c)(f)	150,000	144,289
8.00%, 4/29/27	25,000	28,213
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	71,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)(f)	$25,000	$23,234
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(c)	100,000	97,952
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)(f)	123,000	112,573
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(c)(f)	20,000	18,838
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(c)(f)	43,000	40,947
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)(f)	15,000	13,667
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(c)	15,000	14,250
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	15,000	12,456
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(c)	56,000	46,443
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(c)	130,000	100,217
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(c)	125,000	101,710
4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(c)	100,000	94,155
6.40%, 5/15/38	10,000	11,067
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(c)	40,000	27,324
5.63%, 8/16/43	118,000	121,193
4.95%, 6/1/45	100,000	93,239
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)(f)	25,000	20,311
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)(f)	23,000	18,399
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	55,000	38,245
Juniper Networks, Inc.
2.00%, 12/10/30	25,000	19,141
Kaiser Foundation Hospitals
3.15%, 5/1/27	11,000	10,377
4.15%, 5/1/47	9,000	7,855
3.00%, 6/1/51, Series 2021	10,000	7,000
Kansas City Southern
4.95%, 8/15/45	355,000	327,995
Kellogg Co.
3.40%, 11/15/27	100,000	93,978
Keurig Dr. Pepper, Inc.
3.13%, 12/15/23	25,000	24,523
2.55%, 9/15/26	8,000	7,360
4.42%, 12/15/46	23,000	19,409
KeyBank NA
4.15%, 8/8/25, Series BKNT	250,000	244,897
KeyCorp
4.15%, 10/29/25	244,000	239,127
2.55%, 10/1/29	13,000	11,014
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(c)	100,000	95,590
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	24,609
Kimberly-Clark Corp.
1.05%, 9/15/27	35,000	30,205
3.90%, 5/4/47	50,000	42,094
Kimco Realty Corp.
3.30%, 2/1/25	18,000	17,326
2.80%, 10/1/26	5,000	4,605
3.70%, 10/1/49	150,000	106,977
Kinder Morgan Energy Partners LP
4.30%, 5/1/24	10,000	9,873
5.50%, 3/1/44	18,000	16,714
5.40%, 9/1/44	19,000	17,447
Kinder Morgan, Inc.
4.30%, 3/1/28	35,000	33,839
7.75%, 1/15/32	5,000	5,726
5.30%, 12/1/34	500,000	477,975
5.55%, 6/1/45	15,000	14,030
KLA Corp.
4.65%, 11/1/24	15,000	14,966
5.00%, 3/15/49	50,000	48,446
3.30%, 3/1/50(d)	25,000	18,908
Kraft Heinz Foods Co.
3.75%, 4/1/30	31,000	28,732
4.38%, 6/1/46	125,000	105,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Kroger Co.
3.70%, 8/1/27	$64,000	$61,126
6.90%, 4/15/38	35,000	38,889
5.15%, 8/1/43	18,000	16,946
5.40%, 1/15/49	19,000	18,468
Laboratory Corp. of America Holdings
2.30%, 12/1/24	486,000	459,873
Lam Research Corp.
4.00%, 3/15/29	19,000	18,326
Legg Mason, Inc.
5.63%, 1/15/44	5,000	5,021
Lennar Corp.
4.50%, 4/30/24	25,000	24,650
5.88%, 11/15/24	25,000	25,152
4.75%, 11/29/27	25,000	23,954
Linde, Inc.
3.20%, 1/30/26	25,000	24,225
2.00%, 8/10/50	15,000	8,701
Lockheed Martin Corp.
4.95%, 10/15/25	150,000	151,867
5.10%, 11/15/27	150,000	154,422
6.15%, 9/1/36, Series B	39,000	43,318
4.09%, 9/15/52	24,000	20,830
Lowe’s Cos., Inc.
2.50%, 4/15/26	30,000	28,149
2.63%, 4/1/31	10,000	8,420
4.05%, 5/3/47	15,000	12,167
3.50%, 4/1/51	100,000	72,548
5.80%, 9/15/62	100,000	98,780
Lubrizol Corp.
6.50%, 10/1/34	39,000	45,263
LYB International Finance BV
4.88%, 3/15/44	5,000	4,242
LYB International Finance III LLC
3.80%, 10/1/60	5,000	3,303
LyondellBasell Industries NV
4.63%, 2/26/55	20,000	15,921
Magellan Midstream Partners LP
3.25%, 6/1/30	25,000	22,029
4.20%, 10/3/47	38,000	29,569
Marathon Oil Corp.
6.80%, 3/15/32	5,000	5,275
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	26,372
5.00%, 9/15/54	50,000	43,122
Marriott International, Inc.
3.50%, 10/15/32, Series GG	395,000	332,855
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	40,000	39,002
4.20%, 3/1/48	5,000	4,192
4.90%, 3/15/49	20,000	18,725
Martin Marietta Materials, Inc.
4.25%, 7/2/24	35,000	34,529
3.50%, 12/15/27	5,000	4,677
Marvell Technology, Inc.
4.88%, 6/22/28	15,000	14,480
Masco Corp.
4.50%, 5/15/47(d)	20,000	16,218
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	300,000	214,164
3.34%, 7/1/60, Series 2020	25,000	16,784
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	14,355
Mastercard, Inc.
3.80%, 11/21/46	25,000	21,697
3.65%, 6/1/49	20,000	16,937
Mayo Clinic
3.20%, 11/15/61, Series 2021	140,000	93,584
McCormick & Co., Inc.
4.20%, 8/15/47	50,000	41,466
McDonald’s Corp.
3.38%, 5/26/25	5,000	4,876
6.30%, 10/15/37, Series I	19,000	21,115
3.70%, 2/15/42	259,000	211,103
4.45%, 3/1/47	15,000	13,375
3.63%, 9/1/49	40,000	31,160
4.20%, 4/1/50	60,000	51,668
Medtronic, Inc.
4.38%, 3/15/35	10,000	9,664
Merck & Co., Inc.
2.90%, 3/7/24	100,000	98,010
6.50%, 12/1/33	50,000	57,722
2.35%, 6/24/40	5,000	3,581
4.15%, 5/18/43	100,000	91,232
2.45%, 6/24/50	5,000	3,313
Meta Platforms, Inc.
3.50%, 8/15/27(e)	100,000	94,038
3.85%, 8/15/32(e)	100,000	89,609
4.65%, 8/15/62(e)	100,000	82,025
MetLife, Inc.
3.60%, 11/13/25	69,000	67,347
5.70%, 6/15/35	32,000	33,748
4.88%, 11/13/43	50,000	47,329
Micron Technology, Inc.
4.98%, 2/6/26	125,000	123,954
Microsoft Corp.
2.40%, 8/8/26	69,000	64,926
3.30%, 2/6/27	92,000	89,070
3.50%, 2/12/35(d)	40,000	37,265
4.10%, 2/6/37	48,000	46,892
4.50%, 10/1/40	75,000	75,268
3.70%, 8/8/46	12,000	10,651
4.25%, 2/6/47	18,000	17,404
2.53%, 6/1/50	265,000	183,059
2.92%, 3/17/52	50,000	37,170
4.50%, 2/6/57	18,000	17,504
Mid-America Apartments LP
3.95%, 3/15/29	25,000	23,500
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	14,092
4.25%, 5/1/46	25,000	21,442
3.15%, 4/15/50	9,000	6,517
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	27,133
Mondelez International, Inc.
2.13%, 3/17/24	500,000	482,145
1.50%, 5/4/25	50,000	46,520
2.75%, 4/13/30	100,000	86,924
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	105,000	78,801
Moody’s Corp.
3.25%, 1/15/28	18,000	16,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
4.88%, 12/17/48	$30,000	$27,675
2.55%, 8/18/60	10,000	5,811
Morgan Stanley
3.88%, 4/29/24, Series F	15,000	14,761
3.70%, 10/23/24	67,000	65,591
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(c)	305,000	290,964
4.00%, 7/23/25	9,000	8,818
3.88%, 1/27/26	11,000	10,678
3.13%, 7/27/26	9,000	8,449
4.35%, 9/8/26	415,000	405,903
6.14%, 10/16/26(c)	150,000	153,558
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	175,000	166,850
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)(f)	272,000	251,165
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)(f)	239,000	220,764
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(c)(f)	20,000	18,968
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(c)	15,000	12,612
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	13,386
6.34%, 10/18/33(c)	50,000	53,182
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)(f)	21,000	17,981
4.38%, 1/22/47	14,000	12,231
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(c)	8,000	8,368
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	10,000	6,501
Mosaic Co.
4.88%, 11/15/41	10,000	8,535
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	19,824
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	4,016
3.74%, 7/1/49, Series 2019	60,000	45,110
MPLX LP
4.13%, 3/1/27	100,000	95,515
4.00%, 3/15/28	18,000	16,876
4.70%, 4/15/48	50,000	40,522
Nasdaq, Inc.
3.95%, 3/7/52	100,000	79,341
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/25	10,000	9,582
3.40%, 2/7/28	5,000	4,679
3.90%, 11/1/28(d)	18,000	17,074
4.02%, 11/1/32	18,000	16,517
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	5,336
4.45%, 1/15/43	50,000	44,562
NetApp, Inc.
3.30%, 9/29/24	45,000	43,629
New York and Presbyterian Hospital
2.61%, 8/1/60	25,000	14,482
Newmont Corp.
4.88%, 3/15/42	20,000	18,371
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	145,000	133,322
NIKE, Inc.
2.40%, 3/27/25	486,000	466,025
2.85%, 3/27/30	17,000	15,321
3.88%, 11/1/45	5,000	4,414
3.38%, 11/1/46	20,000	16,126
NiSource, Inc.
3.49%, 5/15/27	10,000	9,459
5.25%, 2/15/43	20,000	19,152
5.65%, 2/1/45	5,000	4,977
4.38%, 5/15/47	25,000	21,301
3.95%, 3/30/48	18,000	14,220
Norfolk Southern Corp.
2.90%, 6/15/26	100,000	94,165
3.15%, 6/1/27	23,000	21,576
4.05%, 8/15/52	5,000	4,160
3.70%, 3/15/53	25,000	19,332
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(c)(f)	25,000	22,819
Northrop Grumman Corp.
3.20%, 2/1/27	53,000	49,952
NOV, Inc.
3.95%, 12/1/42	25,000	17,954
NSTAR Electric Co.
4.95%, 9/15/52	100,000	98,132
NVIDIA Corp.
2.85%, 4/1/30	10,000	8,844
3.50%, 4/1/50	100,000	78,112
3.70%, 4/1/60	20,000	15,318
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/1/50, Series 2020	60,000	37,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
NYU Langone Hospitals
4.78%, 7/1/44	$235,000	$210,391
3.38%, 7/1/55, Series 2020	25,000	17,365
O’Reilly Automotive, Inc.
3.55%, 3/15/26(d)	25,000	24,200
3.90%, 6/1/29	13,000	12,193
Ohio Power Co.
1.63%, 1/15/31, Series Q(d)	150,000	116,694
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	16,836
4.75%, 1/15/28	23,000	21,293
3.63%, 10/1/29	149,000	123,739
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	25,000	22,277
5.75%, 3/15/29	34,000	35,631
4.55%, 9/15/32(e)	100,000	99,440
ONEOK, Inc.
2.75%, 9/1/24	18,000	17,310
4.00%, 7/13/27	18,000	16,995
4.55%, 7/15/28	50,000	47,564
5.20%, 7/15/48	50,000	42,806
Oracle Corp.
2.50%, 4/1/25	50,000	47,325
2.65%, 7/15/26	186,000	171,557
3.25%, 11/15/27	17,000	15,670
2.30%, 3/25/28	125,000	108,495
2.95%, 4/1/30	96,000	82,497
5.38%, 7/15/40	10,000	9,306
4.50%, 7/8/44	40,000	32,828
4.00%, 11/15/47	403,000	301,521
4.38%, 5/15/55	75,000	57,081
3.85%, 4/1/60	25,000	16,902
Orlando Health Obligated Group
3.33%, 10/1/50	153,000	108,108
Otis Worldwide Corp.
2.06%, 4/5/25	150,000	140,679
Owens Corning
4.30%, 7/15/47	23,000	18,368
Owl Rock Capital Corp.
4.00%, 3/30/25	40,000	37,937
Owl Rock Capital Corp. III
3.13%, 4/13/27	150,000	124,996
Owl Rock Core Income Corp.
5.50%, 3/21/25	300,000	293,043
PACCAR Financial Corp.
1.10%, 5/11/26	50,000	44,955
2.00%, 2/4/27	25,000	22,723
Pacific Gas and Electric Co.
3.45%, 7/1/25	45,000	42,669
2.95%, 3/1/26	20,000	18,316
2.10%, 8/1/27	20,000	17,118
2.50%, 2/1/31	525,000	413,054
4.50%, 7/1/40	25,000	19,999
3.50%, 8/1/50	80,000	52,237
PacifiCorp
4.10%, 2/1/42	50,000	42,237
3.30%, 3/15/51	100,000	73,013
Packaging Corp. of America
3.40%, 12/15/27	25,000	23,239
Paramount Global
3.38%, 2/15/28	5,000	4,457
6.88%, 4/30/36	5,000	4,969
4.85%, 7/1/42	15,000	11,447
4.90%, 8/15/44	5,000	3,746
4.60%, 1/15/45	50,000	36,224
4.95%, 5/19/50	20,000	15,036
Parker-Hannifin Corp.
3.30%, 11/21/24	18,000	17,428
4.25%, 9/15/27	75,000	73,011
3.25%, 6/14/29	13,000	11,769
6.25%, 5/15/38, Series A	15,000	15,848
PayPal Holdings, Inc.
1.65%, 6/1/25	100,000	93,081
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	200,000	171,088
PECO Energy Co.
3.90%, 3/1/48	20,000	16,503
2.80%, 6/15/50	425,000	284,593
PepsiCo, Inc.
3.60%, 3/1/24	40,000	39,518
2.63%, 3/19/27	25,000	23,368
3.00%, 10/15/27	28,000	26,573
2.75%, 3/19/30	30,000	26,750
3.90%, 7/18/32	75,000	72,065
2.63%, 10/21/41	100,000	76,095
3.38%, 7/29/49	20,000	16,363
Pfizer, Inc.
2.95%, 3/15/24	18,000	17,672
3.00%, 12/15/26	10,000	9,584
3.60%, 9/15/28	50,000	48,353
1.75%, 8/18/31	33,000	26,983
4.10%, 9/15/38	50,000	46,492
7.20%, 3/15/39	89,000	110,041
4.30%, 6/15/43	5,000	4,686
4.00%, 3/15/49	57,000	51,288
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/49, Series A-4	100,000	97,369
Philip Morris International, Inc.
3.25%, 11/10/24	21,000	20,299
3.13%, 3/2/28(d)	100,000	90,912
2.10%, 5/1/30	275,000	223,448
1.75%, 11/1/30(d)	100,000	78,472
4.88%, 11/15/43	32,000	27,931
Phillips 66
3.85%, 4/9/25	25,000	24,512
3.90%, 3/15/28(d)	11,000	10,454
4.65%, 11/15/34	50,000	47,811
5.88%, 5/1/42	90,000	95,152
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	25,000	20,654
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/26	15,000	14,496
6.65%, 1/15/37	48,000	48,272
PNC Financial Services Group, Inc.
3.90%, 4/29/24	78,000	77,009
1.15%, 8/13/26	150,000	131,812
3.45%, 4/23/29	50,000	46,086
2.55%, 1/22/30	85,000	72,328
PPG Industries, Inc.
1.20%, 3/15/26	25,000	22,299
Principal Financial Group, Inc.
3.10%, 11/15/26	25,000	23,505
Procter & Gamble Co.
2.80%, 3/25/27	105,000	99,007
3.00%, 3/25/30	50,000	46,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Progressive Corp.
3.00%, 3/15/32	$25,000	$22,100
3.95%, 3/26/50	25,000	20,433
Prologis LP
3.25%, 6/30/26	150,000	142,884
2.25%, 4/15/30	25,000	20,982
1.25%, 10/15/30	60,000	46,063
4.63%, 1/15/33	200,000	196,478
4.38%, 9/15/48	5,000	4,373
3.05%, 3/1/50	46,000	32,156
Prospect Capital Corp.
3.71%, 1/22/26	100,000	87,838
Prudential Financial, Inc.
5.70%, 12/14/36, Series D	5,000	5,174
6.63%, 12/1/37, Series D	44,000	48,588
4.60%, 5/15/44(d)	5,000	4,602
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)(f)	5,000	4,694
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)(f)	5,000	4,690
3.94%, 12/7/49	70,000	55,817
4.35%, 2/25/50	20,000	17,376
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	100,000	92,429
Public Service Co. of Colorado
3.60%, 9/15/42	115,000	92,445
Public Service Electric and Gas Co.
3.00%, 5/15/27	19,000	17,831
3.95%, 5/1/42	30,000	25,558
3.60%, 12/1/47	325,000	253,406
Public Service Enterprise Group, Inc.
2.88%, 6/15/24	25,000	24,168
Public Storage
0.88%, 2/15/26	150,000	132,742
PVH Corp.
4.63%, 7/10/25	25,000	24,400
QUALCOMM, Inc.
2.90%, 5/20/24	22,000	21,479
1.65%, 5/20/32	5,000	3,912
4.65%, 5/20/35	100,000	97,488
4.50%, 5/20/52	100,000	89,487
Quanta Services, Inc.
2.90%, 10/1/30	25,000	20,881
Raymond James Financial, Inc.
4.65%, 4/1/30(d)	25,000	24,521
Raytheon Technologies Corp.
3.95%, 8/16/25	25,000	24,578
3.50%, 3/15/27	50,000	47,850
4.50%, 6/1/42	75,000	69,450
4.80%, 12/15/43	10,000	9,423
3.75%, 11/1/46	48,000	38,354
4.35%, 4/15/47	30,000	26,439
4.05%, 5/4/47	110,000	92,328
Realty Income Corp.
4.60%, 2/6/24	133,000	132,407
3.00%, 1/15/27	5,000	4,633
3.95%, 8/15/27	5,000	4,803
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/50	80,000	51,515
Reliance Steel & Aluminum Co.
1.30%, 8/15/25	25,000	22,540
Rockwell Automation, Inc.
4.20%, 3/1/49	35,000	30,402
Roper Technologies, Inc.
2.35%, 9/15/24	15,000	14,378
3.80%, 12/15/26	30,000	28,963
1.40%, 9/15/27	25,000	21,385
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	19,814
S&P Global, Inc.
2.45%, 3/1/27(e)	250,000	230,365
4.75%, 8/1/28(e)	250,000	249,105
2.90%, 3/1/32(e)	275,000	237,696
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,390
5.00%, 3/15/27	25,000	24,711
4.20%, 3/15/28	75,000	71,154
Sabra Health Care LP
5.13%, 8/15/26	28,000	26,520
3.90%, 10/15/29	10,000	8,261
Salesforce, Inc.
3.70%, 4/11/28(d)	25,000	24,226
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	150,000	120,469
Santander Holdings USA, Inc.
4.40%, 7/13/27	88,000	84,671
Sempra Energy
3.25%, 6/15/27	46,000	42,840
4.00%, 2/1/48	81,000	63,158
Sherwin-Williams Co.
4.05%, 8/8/24	200,000	197,022
4.25%, 8/8/25	200,000	197,224
2.95%, 8/15/29	10,000	8,819
4.00%, 12/15/42	30,000	24,034
4.50%, 6/1/47	5,000	4,363
3.80%, 8/15/49	20,000	15,388
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	82,000	77,324
Simon Property Group LP
3.75%, 2/1/24	5,000	4,931
3.38%, 10/1/24	150,000	146,026
3.30%, 1/15/26	5,000	4,771
3.25%, 11/30/26	23,000	21,661
3.38%, 6/15/27	100,000	93,920
2.45%, 9/13/29	25,000	21,025
SITE Centers Corp.
4.70%, 6/1/27	68,000	64,424
Southern California Edison Co.
0.98%, 8/1/24, Series K	25,000	23,394
2.25%, 6/1/30	75,000	62,343
4.65%, 10/1/43	199,000	176,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
4.88%, 3/1/49, Series B	$8,000	$7,107
3.65%, 2/1/50	20,000	14,941
Southern California Gas Co.
2.60%, 6/15/26, Series TT	69,000	64,265
4.13%, 6/1/48, Series UU	5,000	4,086
Southern Co.
0.60%, 2/26/24, Series 21-A	150,000	142,162
3.25%, 7/1/26	67,000	63,693
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	100,000	94,221
4.40%, 6/1/43	21,000	17,568
Southern Power Co.
0.90%, 1/15/26	50,000	44,213
5.15%, 9/15/41	19,000	17,363
Southwest Airlines Co.
5.13%, 6/15/27	37,000	37,421
Southwest Gas Corp.
3.80%, 9/29/46	50,000	35,580
Southwestern Electric Power Co.
3.25%, 11/1/51	150,000	102,423
Spectra Energy Partners LP
4.75%, 3/15/24	18,000	17,904
3.50%, 3/15/25	5,000	4,824
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	14,550
Stanley Black & Decker, Inc.
2.75%, 11/15/50	10,000	6,439
Starbucks Corp.
2.45%, 6/15/26	5,000	4,680
2.00%, 3/12/27	70,000	63,077
4.00%, 11/15/28	5,000	4,844
3.50%, 11/15/50	50,000	37,709
State Street Corp.
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	50,000	47,361
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month U.S. dollar London Interbank Offered Rate + 1.03% thereafter)(c)(f)	50,000	47,688
2.40%, 1/24/30	62,000	52,990
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	71,782
Steel Dynamics, Inc.
5.00%, 12/15/26	25,000	24,735
3.45%, 4/15/30	90,000	79,372
Stryker Corp.
3.38%, 5/15/24	5,000	4,889
Sutter Health
3.16%, 8/15/40, Series 20A	95,000	70,784
SVB Financial Group
1.80%, 2/2/31(d)	185,000	133,420
Synchrony Financial
3.70%, 8/4/26	5,000	4,567
5.15%, 3/19/29	140,000	134,372
Sysco Corp.
3.30%, 7/15/26	73,000	69,268
6.60%, 4/1/50	25,000	28,348
T-Mobile USA, Inc.
3.50%, 4/15/25	90,000	87,200
3.75%, 4/15/27	20,000	18,956
5.38%, 4/15/27	150,000	149,589
3.38%, 4/15/29	150,000	132,730
5.20%, 1/15/33	200,000	201,296
4.50%, 4/15/50	145,000	122,677
3.30%, 2/15/51	25,000	17,429
3.40%, 10/15/52	150,000	104,923
3.60%, 11/15/60	25,000	17,368
5.80%, 9/15/62	200,000	200,966
Tampa Electric Co.
4.30%, 6/15/48	18,000	15,080
4.45%, 6/15/49	115,000	98,387
Tapestry, Inc.
4.13%, 7/15/27	14,000	13,035
Target Corp.
2.50%, 4/15/26	335,000	316,026
4.00%, 7/1/42	35,000	31,039
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	20,475
Texas Instruments, Inc.
2.90%, 11/3/27	27,000	25,283
4.15%, 5/15/48	164,000	147,958
Time Warner Cable LLC
6.75%, 6/15/39	80,500	78,162
5.50%, 9/1/41	7,000	6,014
4.50%, 9/15/42	157,000	118,610
TJX Cos., Inc.
3.88%, 4/15/30	25,000	23,694
Toll Brothers Finance Corp.
4.88%, 3/15/27	50,000	47,043
Toyota Motor Credit Corp.
0.45%, 1/11/24	32,000	30,528
2.90%, 4/17/24	5,000	4,875
4.55%, 9/20/27	300,000	298,197
3.05%, 1/11/28	15,000	14,061
2.15%, 2/13/30	50,000	42,617
1.65%, 1/10/31	30,000	23,963
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	45,000	42,905
Trane Technologies Luxembourg Finance SA
3.55%, 11/1/24	50,000	48,821
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	13,088
Travelers Cos., Inc.
6.25%, 6/15/37	30,000	33,227
3.75%, 5/15/46	25,000	19,929
4.00%, 5/30/47	48,000	40,016
2.55%, 4/27/50	20,000	12,661
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	40,000	28,161
Truist Bank
4.05%, 11/3/25	25,000	24,642
Truist Financial Corp.
2.85%, 10/26/24	151,000	145,833
1.13%, 8/3/27	56,000	47,544
3.88%, 3/19/29	65,000	60,234
Tucson Electric Power Co.
1.50%, 8/1/30	73,000	56,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	$15,000	$14,324
2.95%, 6/15/27(d)	23,000	21,613
4.38%, 8/16/41	10,000	9,117
3.70%, 12/1/42	5,000	4,140
3.00%, 7/30/46	48,000	34,608
Tyson Foods, Inc.
4.88%, 8/15/34	50,000	49,170
U.S. Bancorp
3.70%, 1/30/24	50,000	49,447
3.60%, 9/11/24, Series W	25,000	24,604
1.45%, 5/12/25	25,000	23,224
2.38%, 7/22/26, Series V	225,000	208,231
5.73%, 10/21/26(c)	150,000	153,283
1.38%, 7/22/30	11,000	8,611
UDR, Inc.
2.10%, 8/1/32	25,000	18,739
Union Electric Co.
2.95%, 6/15/27	18,000	16,842
Union Pacific Corp.
3.75%, 7/15/25	5,000	4,916
3.25%, 8/15/25	5,000	4,836
2.75%, 3/1/26	5,000	4,773
4.00%, 4/15/47	19,000	15,955
3.84%, 3/20/60	258,000	205,293
3.75%, 2/5/70	25,000	18,730
3.80%, 4/6/71	5,000	3,815
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	15,078	14,071
United Parcel Service, Inc.
2.40%, 11/15/26	5,000	4,677
3.05%, 11/15/27(d)	28,000	26,769
6.20%, 1/15/38	15,000	17,008
3.40%, 11/15/46	5,000	3,923
UnitedHealth Group, Inc.
3.70%, 12/15/25	90,000	88,306
3.10%, 3/15/26	34,000	32,584
3.88%, 12/15/28	18,000	17,337
2.30%, 5/15/31	25,000	20,973
4.20%, 5/15/32	100,000	96,645
5.80%, 3/15/36	25,000	26,735
5.95%, 2/15/41	274,000	296,424
3.95%, 10/15/42	5,000	4,305
4.75%, 7/15/45	100,000	95,385
3.75%, 10/15/47	15,000	12,251
4.45%, 12/15/48	25,000	22,692
University of Southern California
3.03%, 10/1/39	24,000	19,296
3.84%, 10/1/47, Series 2017	420,000	354,799
Unum Group
4.50%, 12/15/49	50,000	37,218
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	40,000	37,572
Ventas Realty LP
4.75%, 11/15/30	14,000	13,290
4.38%, 2/1/45	24,000	19,047
VeriSign, Inc.
4.75%, 7/15/27	50,000	48,929
Verisk Analytics, Inc.
4.13%, 3/15/29	347,000	329,976
Verizon Communications, Inc.
0.75%, 3/22/24(d)	20,000	19,021
3.38%, 2/15/25	10,000	9,771
0.85%, 11/20/25	10,000	8,976
2.63%, 8/15/26	100,000	93,131
4.33%, 9/21/28	125,000	121,629
4.02%, 12/3/29	20,000	18,884
1.68%, 10/30/30	76,000	59,818
2.65%, 11/20/40	70,000	48,090
3.40%, 3/22/41	325,000	251,313
2.88%, 11/20/50	85,000	55,277
3.00%, 11/20/60	15,000	9,404
3.70%, 3/22/61	107,000	77,318
Viatris, Inc.
2.70%, 6/22/30	10,000	7,992
3.85%, 6/22/40	30,000	20,775
4.00%, 6/22/50	60,000	39,266
Virginia Electric and Power Co.
8.88%, 11/15/38	15,000	19,932
Visa, Inc.
3.15%, 12/14/25	25,000	24,104
1.90%, 4/15/27	34,000	30,910
2.75%, 9/15/27	138,000	129,397
3.65%, 9/15/47	65,000	55,380
2.00%, 8/15/50	25,000	15,677
VMware, Inc.
1.00%, 8/15/24	103,000	95,791
4.50%, 5/15/25	25,000	24,769
Vulcan Materials Co.
4.50%, 4/1/25	18,000	17,921
3.50%, 6/1/30	31,000	27,751
W.R. Berkley Corp.
3.15%, 9/30/61	25,000	15,503
Wachovia Corp.
5.50%, 8/1/35	5,000	4,944
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	253,000	248,431
Walmart, Inc.
3.55%, 6/26/25	69,000	68,169
3.70%, 6/26/28	15,000	14,696
2.38%, 9/24/29	25,000	22,197
5.25%, 9/1/35	50,000	53,529
4.05%, 6/29/48	40,000	36,497
4.50%, 9/9/52	100,000	97,974
Walt Disney Co.
3.35%, 3/24/25	50,000	48,719
2.20%, 1/13/28(d)	75,000	67,483
2.65%, 1/13/31	115,000	99,147
6.40%, 12/15/35	4,000	4,478
6.65%, 11/15/37	20,000	23,181
3.50%, 5/13/40	60,000	49,615
4.75%, 9/15/44	20,000	18,921
4.95%, 10/15/45	5,000	4,848
3.80%, 5/13/60	15,000	11,990
Warnermedia Holdings, Inc.
4.05%, 3/15/29(e)	250,000	219,247
5.14%, 3/15/52(e)	100,000	77,570
5.39%, 3/15/62(e)	100,000	77,462
Washington University
3.52%, 4/15/54, Series 2022	74,000	60,359
WEC Energy Group, Inc.
5.00%, 9/27/25	200,000	201,192
5.15%, 10/1/27	200,000	203,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Wells Fargo & Co.
3.00%, 4/22/26	$375,000	$352,830
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(c)	100,000	93,138
3.20%, 6/17/27, (3.196% fixed rate until 6/17/26; 3-month U.S. dollar London Interbank Offered Rate + 1.17% thereafter)(c)(f)	25,000	23,285
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)(f)	114,000	105,928
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	165,000	145,933
4.15%, 1/24/29	10,000	9,460
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(c)	25,000	23,767
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	40,000	29,726
5.38%, 11/2/43	47,000	44,827
3.90%, 5/1/45	50,000	40,469
4.75%, 12/7/46	96,000	82,851
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(c)	305,000	287,398
Welltower, Inc.
4.00%, 6/1/25	83,000	81,027
4.25%, 4/1/26	23,000	22,454
4.25%, 4/15/28	15,000	14,223
2.75%, 1/15/31	25,000	20,332
Western Digital Corp.
4.75%, 2/15/26	50,000	47,154
2.85%, 2/1/29	25,000	19,899
Western Union Co.
2.75%, 3/15/31	300,000	230,838
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24	100,000	98,385
3.45%, 11/15/26	50,000	46,551
Westlake Corp.
5.00%, 8/15/46	10,000	8,565
WestRock MWV LLC
7.95%, 2/15/31	14,000	15,840
Weyerhaeuser Co.
4.00%, 11/15/29	100,000	91,999
Whirlpool Corp.
4.50%, 6/1/46	85,000	67,298
4.60%, 5/15/50	100,000	79,439
Williams Cos., Inc.
3.75%, 6/15/27	10,000	9,467
7.50%, 1/15/31, Series A	50,000	55,704
6.30%, 4/15/40	10,000	10,434
5.75%, 6/24/44	50,000	49,014
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	20,000	17,820
Wisconsin Electric Power Co.
4.75%, 9/30/32	100,000	99,325
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	29,779
WRKCo, Inc.
3.75%, 3/15/25	45,000	43,694
4.65%, 3/15/26	125,000	123,212
3.90%, 6/1/28	50,000	46,240
WW Grainger, Inc.
3.75%, 5/15/46	85,000	68,737
Wyeth LLC
5.95%, 4/1/37	10,000	10,977
Xilinx, Inc.
2.95%, 6/1/24	73,000	71,006
2.38%, 6/1/30	25,000	21,330
Xylem, Inc.
3.25%, 11/1/26	5,000	4,720

Total United States		74,989,456

TOTAL CORPORATE BONDS (Cost: $96,741,292)		86,016,806

FOREIGN GOVERNMENT AGENCIES - 0.8%

Canada - 0.2%
Province of Alberta Canada
1.88%, 11/13/24	149,000	141,584
3.30%, 3/15/28	95,000	90,879
1.30%, 7/22/30	75,000	60,914
Province of British Columbia Canada
2.25%, 6/2/26	25,000	23,372
1.30%, 1/29/31	100,000	80,962
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	19,448
Province of Ontario Canada
3.20%, 5/16/24	110,000	107,735
0.63%, 1/21/26	100,000	89,106
1.13%, 10/7/30	50,000	39,894
Province of Quebec Canada
2.88%, 10/16/24, Series QO	55,000	53,351
1.50%, 2/11/25, Series QX	20,000	18,818
2.50%, 4/20/26	50,000	47,205
7.50%, 9/15/29, Series PD	31,000	36,823

Total Canada		810,091

Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
2.63%, 2/28/24	550,000	537,058
2.50%, 11/20/24	38,000	36,594
0.63%, 1/22/26	450,000	403,605
2.88%, 4/3/28	40,000	37,956
5.48%, 4/18/36(a)	50,000	29,433
5.78%, 6/29/37(a)	50,000	28,046
Landwirtschaftliche Rentenbank
1.75%, 7/27/26	490,000	449,864
2.50%, 11/15/27, Series 37	125,000	116,686
0.88%, 9/3/30	180,000	144,043

Total Germany		1,783,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
South Korea - 0.1%
Korea Development Bank
3.00%, 1/13/26	$200,000	$191,044

Sweden - 0.0%
Svensk Exportkredit AB
3.26%, 5/11/37, Series MTN(a)	50,000	25,985

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,003,779)		2,810,405

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%

Chile - 0.0%
Chile Government International Bond
3.50%, 1/25/50	150,000	111,931

Hungary - 0.0%
Hungary Government International Bond
5.38%, 3/25/24	18,000	18,064

Indonesia - 0.0%
Indonesia Government International Bond
3.50%, 2/14/50	165,000	124,502

Italy - 0.2%
Republic of Italy Government International Bond
5.38%, 6/15/33	536,000	526,454

Mexico - 0.2%
Mexico Government International Bond
6.75%, 9/27/34, Series MTNA	25,000	26,888
4.28%, 8/14/41	150,000	122,081
5.75%, 10/12/2110, Series GMTN	368,000	321,242

Total Mexico		470,211

Panama - 0.2%
Panama Government International Bond
7.13%, 1/29/26	200,000	213,762
8.88%, 9/30/27	433,000	506,290
6.70%, 1/26/36	50,000	53,486

Total Panama		773,538

Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	269,000	263,050
2.78%, 1/23/31	50,000	42,421
8.75%, 11/21/33	25,000	31,154
3.00%, 1/15/34	150,000	122,857
5.63%, 11/18/50	50,000	50,229
3.23%, 7/28/2121	50,000	30,462

Total Peru		540,173

Philippines - 0.2%
Philippine Government International Bond
7.75%, 1/14/31	100,000	118,064
3.95%, 1/20/40	200,000	170,148
5.95%, 10/13/47	300,000	325,851

Total Philippines		614,063

Poland - 0.0%
Republic of Poland Government International Bond
3.25%, 4/6/26	72,000	69,193

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	53,000	52,827
4.98%, 4/20/55	324,000	314,889

Total Uruguay		367,716

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,116,663)		3,615,845

SUPRANATIONAL BONDS - 1.5%
Asian Development Bank
2.63%, 1/30/24	25,000	24,444
1.63%, 3/15/24	300,000	289,059
1.50%, 10/18/24	635,000	601,434
2.00%, 1/22/25	5,000	4,767
0.63%, 4/29/25	200,000	183,660
0.50%, 2/4/26	125,000	111,415
2.50%, 11/2/27	20,000	18,682
Asian Infrastructure Investment Bank
2.25%, 5/16/24	500,000	483,045
European Investment Bank
3.25%, 1/29/24	14,000	13,791
1.88%, 2/10/25	25,000	23,766
0.38%, 12/15/25	15,000	13,402
0.38%, 3/26/26(d)	50,000	44,245
2.13%, 4/13/26(d)	25,000	23,443
2.38%, 5/24/27(d)	159,000	149,142
4.88%, 2/15/36	25,000	27,291
Inter-American Development Bank
1.75%, 3/14/25	140,000	132,451
0.63%, 7/15/25	575,000	524,227
2.00%, 7/23/26	25,000	23,198
2.38%, 7/7/27	25,000	23,336
0.63%, 9/16/27	25,000	21,380
3.50%, 9/14/29	200,000	195,022
3.20%, 8/7/42	25,000	21,339
International Bank for Reconstruction & Development
2.50%, 11/25/24, Series GDIF	214,000	206,215
2.13%, 3/3/25, Series GDIF	50,000	47,778
0.63%, 4/22/25	450,000	413,775
2.50%, 7/29/25, Series GDIF	684,000	655,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
0.50%, 10/28/25	$35,000	$31,519
3.13%, 6/15/27	200,000	193,312
2.50%, 11/22/27, Series GDIF	154,000	143,939
1.38%, 4/20/28, Series GDIF	25,000	21,888
0.88%, 5/14/30	118,000	95,204
International Finance Corp.
1.38%, 10/16/24	385,000	363,921
3.63%, 9/15/25, Series GMTN	200,000	197,044

TOTAL SUPRANATIONAL BONDS (Cost: $5,647,091)		5,322,297

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%

United States - 1.9%
Bank
2.85%, 10/17/52, Series 2019-BN21, Class A5	75,000	64,775
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	93,698
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	97,085
2.40%, 1/15/63, Series 2020-BN25, Class A4	150,000	125,755
2.14%, 3/15/63, Series 2020-BN28, Class AS	100,000	77,501
Bank of America Merrill Lynch Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	92,888
Barclays Commercial Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	200,000	183,550
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	48,562
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	56,419
1.95%, 3/15/54, Series 2021-B24, Class A2	200,000	177,016
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	123,331
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	50,000	45,233
Citigroup Commercial Mortgage Trust
3.35%, 2/10/49, Series 2016-GC36, Class A4	500,000	472,761
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	14,175	13,972
3.98%, 5/10/47, Series 2014-CR17, Class A5	200,000	194,811
3.18%, 2/10/48, Series 2015-LC19, Class A4	100,000	94,871
3.21%, 3/10/48, Series 2015-CR22, Class A3	38,935	38,736
3.63%, 10/10/48, Series 2015-CR26, Class A4	250,000	237,130
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	81,214	79,823
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	70,594	67,847
2.48%, 3/25/25, Series K049, Class A1	4,446	4,352
3.75%, 8/25/25, Series K733, Class A2	100,000	97,505
3.00%, 12/25/25, Series K053, Class A2	200,000	191,442
2.67%, 3/25/26, Series K055, Class A2	80,000	75,577
2.62%, 8/25/26, Series K057, Class AM	100,000	93,605
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	67,422
3.19%, 9/25/27, Series K069, Class A2^(c)	340,000	323,574
3.25%, 11/25/27, Series K072, Class A1	297,677	287,195
3.69%, 1/25/29, Series K088, Class A2	115,000	110,934
2.52%, 10/25/29, Series K101, Class A2	50,000	44,642
1.85%, 7/25/31, Series K131, Class A2	400,000	328,741
2.13%, 11/25/31, Series K136, Class A2	100,000	83,500
2.35%, 11/25/31, Series K137, Class A2^(c)	155,000	131,808
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	67,875
1.24%, 1/25/35, Series K1516, Class A1	288,809	227,751
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.40%, 7/25/23, Series 2014-M1, Class A2^(c)	28,985	28,855
2.49%, 5/25/26, Series 2016-M6, Class A2	50,491	47,372
2.55%, 12/25/26, Series 2017-M3, Class A2^(c)	34,133	31,778
3.16%, 3/25/28, Series 2018-M4, Class A2^(c)	22,424	21,245
3.67%, 9/25/28, Series 2019-M1, Class A2^(c)	89,970	86,713
2.44%, 10/25/29, Series 2020-M1, Class A2	100,000	88,655
1.78%, 5/25/30, Series 2020-M14, Class A2	125,000	104,683
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	119,900
3.61%, 2/25/31, Series 2019-M4, Class A2	250,000	235,803
GS Mortgage Securities Trust
3.00%, 9/1/52, Series 2019-GC42, Class A4	50,000	43,623
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	85,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	$50,000	$48,739
Morgan Stanley Bank of America Merrill Lynch Trust
3.60%, 5/15/50, Series 2017-C33, Class A5	250,000	232,162
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	85,697
2.44%, 6/15/54, Series 2021-L6, Class A4^(c)	100,000	80,882
2.57%, 10/15/54, Series 2021-L7, Class A5	100,000	81,210
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	47,536
4.08%, 12/15/51, Series 2018-C15, Class A3	24,417	22,978
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	97,058	92,463
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	63,276
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	77,210
2.63%, 4/15/54, Series 2021-C59, Class A5	100,000	82,537
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	98,231

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $7,232,478)		6,428,444

MUNICIPAL BONDS - 0.6%

United States - 0.6%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	25,000	31,514
California Earthquake Authority
5.60%, 7/1/27, Series A	150,000	150,972
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	50,000	56,501
City of Houston, TX
3.96%, 3/1/47	100,000	87,383
City of Los Angeles Department of Airports Customer Facilities Charge Revenue
4.24%, 5/15/48, Series A	200,000	171,878
Commonwealth of Massachusetts
4.11%, 7/15/31, Series B	150,000	146,055
Dallas Fort Worth International Airport
4.09%, 11/1/51, Series A	100,000	84,054
4.51%, 11/1/51, Series A	100,000	90,058
Louisiana Local Government Environmental Facilities & Community Development Authority
3.62%, 2/1/29, Series A	100,000	97,028
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	45,612
New York City Municipal Water Finance Authority
5.44%, 6/15/43, Series AA	100,000	106,694
Oklahoma Development Finance Authority
3.88%, 5/1/37, Series 2022-ONG, Class A1	200,000	191,585
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	107,356
4.81%, 10/15/65, Series 192	25,000	24,079
Port of Morrow, OR
2.54%, 9/1/40, Series 1	20,000	13,657
Sales Tax Securitization Corp.
3.82%, 1/1/48, Series B	150,000	119,217
State of California
7.55%, 4/1/39	190,000	244,657
State of Mississippi
5.25%, 11/1/34, Series F	75,000	77,608
Texas Transportation Commission
2.56%, 4/1/42	20,000	14,926
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	51,340
4.00%, 10/1/33	20,000	18,139
University of California
3.35%, 7/1/29, Series BD	10,000	9,246
University of Michigan
3.60%, 4/1/47, Series C	100,000	86,104
3.50%, 4/1/52, Series A	100,000	79,089
4.45%, 4/1/2122, Series A	100,000	82,357

TOTAL MUNICIPAL BONDS (Cost: $2,555,238)		2,187,109

ASSET-BACKED SECURITIES - 0.4%

United States - 0.4%
American Express Credit Account Master Trust
0.90%, 11/15/26, Series 2021-1, Class A	265,000	244,944
2.21%, 3/15/27, Series 2022-1, Class A	100,000	94,259
CarMax Auto Owner Trust
0.55%, 6/15/26, Series 2021-3, Class A3	150,000	141,687
Citibank Credit Card Issuance Trust
3.96%, 10/13/30, Series 2018-A7, Class A7	100,000	95,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Discover Card Execution Note Trust
0.58%, 9/15/26, Series 2021-A1, Class A1	$55,000	$50,755
Ford Credit Auto Owner Trust
1.04%, 8/15/24, Series 2020-A, Class A3	15,387	15,206
GM Financial Consumer Automobile Receivables Trust
1.49%, 12/16/24, Series 2020-2, Class A3	16,029	15,793
Honda Auto Receivables Owner Trust
1.83%, 1/18/24, Series 2019-4, Class A3	7,498	7,457
0.82%, 7/15/24, Series 2020-2, Class A3	9,220	9,065
1.88%, 5/15/26, Series 2022-1, Class A3	222,000	209,891
Volkswagen Auto Loan Enhanced Trust
1.26%, 10/20/28, Series 2021-1, Class A4	100,000	91,072
World Omni Auto Receivables Trust
0.82%, 1/15/26, Series 2020-B, Class A4	400,000	376,958

TOTAL ASSET-BACKED SECURITIES (Cost: $1,420,717)		1,352,775

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(g) (Cost: $1,381,543)	1,381,543	1,381,543

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 99.9% (Cost: $364,750,446)		343,242,851

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.1)%

Government National Mortgage Association - (0.0)%
2.00%, 1/23/53(b)	$(100,000)	(84,929)

Uniform Mortgage-Backed Securities - (0.1)%
1.50%, 12/15/37(b)	(50,000)	(43,711)
1.50%, 1/17/38(b)	(50,000)	(43,746)
2.00%, 1/17/38(b)	(50,000)	(44,935)
3.50%, 2/25/49(b)	(50,000)	(45,774)
1.50%, 1/12/53(b)	(50,000)	(38,832)
2.00%, 1/12/53(b)	(100,000)	(82,256)

Total Uniform Mortgage-Backed Securities		(299,254)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $383,078)		(384,183)

Other Assets less Liabilities - 0.2%		599,396

NET ASSETS - 100.0%		$343,458,064

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2022.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of November 30, 2022 on securities with variable or step rates.
(d)

Security, or portion thereof, was on loan at November 30, 2022. At November 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,891,122 and the total market value of the collateral held by the Fund was $1,931,204. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $549,661.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(g)	Rate shown represents annualized 7-day yield as of November 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	372	3/31/23	$(76,393,688)	$(127,876)
5 Year U.S. Treasury Note	2,012	3/31/23	(218,443,470)	(641,792)
U.S. Treasury Ultra Long Term Bond	173	3/22/23	(23,576,656)	243,297
Ultra 10 Year U.S. Treasury Note	663	3/22/23	(79,332,094)	(25,281)

			$(397,745,908)	$(551,652)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$98,264,319	$—	$98,264,319
U.S. Government Obligations	—	135,863,308	—	135,863,308
Corporate Bonds	—	86,016,806	—	86,016,806
Foreign Government Agencies	—	2,810,405	—	2,810,405
Foreign Government Obligations	—	3,615,845	—	3,615,845
Supranational Bonds	—	5,322,297	—	5,322,297
Commercial Mortgage-Backed Securities	—	6,428,444	—	6,428,444
Municipal Bonds	—	2,187,109	—	2,187,109
Asset-Backed Securities	—	1,352,775	—	1,352,775
Investment of Cash Collateral for Securities Loaned	—	1,381,543	—	1,381,543

Total Investments in Securities	$—	$343,242,851	$—	$343,242,851

Financial Derivative Instruments
Futures Contracts[1]	$243,297	$—	$—	$243,297
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(384,183)	$—	$(384,183)
Financial Derivative Instruments
Futures Contracts[1]	$(794,949)	$—	$—	$(794,949)

Total - Net	$(551,652)	$342,858,668	$—	$342,307,016

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2022

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 3.2%

Cayman Islands - 3.2%
Apidos CLO XXXVI
6.24%, 7/20/34, Series 2021-36A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.00%)(a)(b)(c)	$350,000	$330,184
LCM 28 Ltd.
6.39%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)(c)	400,000	372,082

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $737,542)		702,266

COLLATERALIZED MORTGAGE OBLIGATIONS - 56.4%
Federal Home Loan Mortgage Corp. REMIC
7.40%, 5/15/23, Series 1517, Class J	659	659
4.50%, 7/15/25, Series 3000, Class BC	12,503	12,317
4.00%, 5/15/28, Series 4669, Class EV	218,975	210,237
6.00%, 7/15/29, Series 2175, Class TH	35,448	36,048
6.00%, 5/15/32, Series 2448, Class ZQ	44,953	45,803
3.00%, 8/15/32, Series 4092, Class AY	200,000	185,449
6.00%, 8/15/32, Series 2485, Class WG	17,117	17,597
5.50%, 11/15/32, Series 2519, Class ZD	25,787	26,042
5.50%, 11/15/32, Series 2520, Class PH	115,685	118,161
2.50%, 1/15/33, Series 4332, Class CU	24,412	23,972
4.32%, 6/15/34, Series 2812, Class MF, (1-month U.S. dollar London Interbank Offered Rate + 0.45%)^(b)(c)	147,217	146,027
5.50%, 9/15/34, Series 2861, Class Z	15,423	15,689
5.00%, 11/15/34, Series 2893, Class PE	35,462	35,735
6.00%, 11/15/36, Series 3244, Class LZ	246	249
5.00%, 4/15/40, Series 3658, Class CZ, PIK	393,455	399,230
4.50%, 9/15/40, Series 3726, Class QZ, PIK	277,414	274,417
4.00%, 1/15/41, Series 4179, Class AZ	442,806	426,092
3.50%, 5/15/41, Series 4229, Class MA	54,454	53,111
3.00%, 12/15/41, Series 4273, Class GM	59,931	57,014
4.00%, 5/15/42, Series 4048, Class CE	150,000	145,046
4.50%, 9/15/42, Series 4671, Class JM	34,413	33,965
3.00%, 11/15/42, Series 4136, Class ZG, PIK	404,806	365,838
3.00%, 5/15/43, Series 4322, Class DJ	61,197	58,825
3.00%, 6/15/44, Series 4483, Class CA	179,172	168,390
2.25%, 8/15/44, Series 4406, Class AC	64,821	57,962
3.50%, 9/15/46, Series 4774, Class LP	134,685	129,618
3.50%, 12/25/46, Series 2017-SC01, Class 2A	272,298	254,921
3.00%, 4/25/49, Series 4908, Class BD	325,084	289,301
Federal National Mortgage Association REMIC
6.68%, 1/25/23, Series G93-1, Class K	12	12
6.00%, 8/25/23, Series 1996-8, Class C	356	355
6.50%, 9/25/23, Series 1993-169, Class L	3,338	3,341
3.50%, 8/25/26, Series 2011-80, Class HE	143,277	140,059
2.00%, 11/25/30, Series 2015-93, Class AD	130,974	124,305
6.50%, 10/25/31, Series 2001-52, Class YZ	14,492	15,165
3.00%, 6/25/33, Series 2014-36, Class QA	44,293	42,596
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	97,629
4.50%, 10/25/34, Series 2004-75, Class ZG	5,888	5,834
4.27%, 5/25/35, Series 2005-40, Class FB, (1-month U.S. dollar London Interbank Offered Rate + 0.25%)^(b)(c)	73,617	72,923
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	113,271	110,625
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	141,576	160,533
4.50%, 10/25/36, Series 2009-19, Class PW	31,239	30,751
4.27%, 12/25/36, Series 2006-120, Class PF, (1-month U.S. dollar London Interbank Offered Rate + 0.25%)^(b)(c)	65,634	64,869
5.50%, 2/25/37, Series 2007-6, Class PA	7,992	7,854
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	266,304	255,656
5.00%, 4/25/37, Series 2007-26, Class JZ	194,071	195,201
5.00%, 3/25/38, Series 2008-16, Class EA	6,162	6,139
6.00%, 8/25/39, Series 2009-62, Class Z, PIK	286,302	292,819
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	119,095
5.00%, 7/25/40, Series 2010-80, Class PZ, PIK	278,712	280,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2022

Investments	Principal Amount	Value
5.00%, 9/25/40, Series 2010-102, Class PN	$132,977	$133,211
1.75%, 11/25/40, Series 2012-51, Class GU	527,153	496,142
3.00%, 2/25/41, Series 2011-134, Class NJ	57,589	54,918
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	13,776	12,017
5.00%, 6/25/41, Series 2011-52, Class GB	138,508	140,137
2.50%, 9/25/41, Series 2011-127, Class JC	3,873	3,812
5.25%, 9/25/41, Series 2011-84, Class PZ, PIK	360,558	365,172
3.00%, 3/25/42, Series 2016-21, Class BA	29,444	29,003
1.75%, 6/25/42, Series 2013-37, Class JA	127,827	120,185
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	193,070
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	77,669	64,585
3.00%, 3/25/44, Series 2015-42, Class CA	192,583	182,472
3.00%, 4/25/45, Series 2015-23, Class HZ, PIK	503,296	448,043
3.00%, 3/25/46, Series 2016-9, Class D	149,299	137,492
3.00%, 4/25/46, Series 2018-3, Class PA	135,317	128,250
2.50%, 9/25/46, Series 2016-63, Class CA	33,328	28,323
Government National Mortgage Association
5.00%, 7/16/33, Series 2003-60, Class ZG, PIK	129,300	128,008
5.00%, 4/20/34, Series 2004-31, Class ZB	175,556	176,215
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	158,170
5.50%, 4/20/37, Series 2007-24, Class PC	45,266	45,179
5.50%, 5/20/38, Series 2008-42, Class QB	57,746	58,961
2.00%, 8/20/39, Series 2011-52, Class KY	52,099	48,975
4.50%, 9/16/40, Series 2010-125, Class BZ, REMIC	222,976	220,919
3.00%, 7/16/41, Series 2011-135, Class WH	113,835	97,219
3.00%, 3/16/42, Series 2012-39, Class GC, REMIC	145,000	123,579
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	636,089	622,304
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	235,935
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	123,335	105,922
JP Morgan Mortgage Trust
3.61%, 5/25/45, Series 2015-3, Class B3^(a)(b)	114,373	98,648
3.40%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	283,247	223,955
Provident Funding Mortgage Trust
3.26%, 2/25/50, Series 2020-1, Class B1^(a)(b)	375,221	295,070
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	133,869	112,200
Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	667,841	563,263
4.75%, 5/25/57, Series 2018-1, Class M^(b)	290,590	253,487
2.50%, 5/25/60, Series 2020-3, Class M5TU	199,087	176,163
Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	170,399	163,536
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	20,969	19,487
Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	284,948

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $14,083,654)		12,362,540

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%

United States - 4.4%
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	246,084
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	156,006
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.79%, 9/25/45, Series 2021-P011, Class X1^(b)(d)	421,376	53,699
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(d)	6,164,046	318,928
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	180,680

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,134,984)		955,397

U.S. GOVERNMENT AGENCIES - 33.0%

Federal Home Loan Mortgage Corporation - 12.1%
4.00%, 1/1/42	231,404	226,207
3.50%, 8/1/46	229,204	214,748
3.50%, 9/1/47	296,860	277,675
2.00%, 9/1/51	483,748	406,621
2.00%, 1/1/52	950,858	790,203
2.50%, 2/1/52	859,342	740,379

Total Federal Home Loan Mortgage Corporation		2,655,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2022

Investments	Principal Amount	Value
Federal National Mortgage Association - 10.5%
4.00%, 11/1/43	$272,004	$265,947
4.00%, 5/1/47	215,683	209,546
4.00%, 12/1/47	215,093	208,905
2.50%, 11/1/50	490,100	426,971
2.50%, 12/1/51	466,459	403,025
2.50%, 2/1/52	374,518	321,585
4.00%, 4/1/55	412,819	399,271
4.50%, 6/1/56	69,822	69,892

Total Federal National Mortgage Association		2,305,142

Government National Mortgage Association - 10.4%
3.00%, 8/20/44	9,855	9,137
3.00%, 12/20/44	330,149	306,453
3.00%, 3/20/45	173,821	161,156
3.00%, 4/20/45	328,583	304,635
3.00%, 7/20/45	41,100	38,041
3.50%, 7/20/47	425,733	402,258
4.50%, 8/20/47	366,304	364,780
3.50%, 12/20/47	269,786	254,459
4.50%, 5/20/49	62,347	61,720
4.00%, 12/20/52(e)	400,000	381,922

Total Government National Mortgage Association		2,284,561

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,753,065)		7,245,536

TOTAL INVESTMENTS IN SECURITIES - 97.0% (Cost: $23,709,245)		21,265,739
Other Assets less Liabilities - 3.0%		668,752

NET ASSETS - 100.0%		$21,934,491

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of November 30, 2022 on securities with variable or step rates.
(c)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(d)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(e)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	7	3/22/23	$(794,500)	$(4,211)
Long Exposure
2 Year U.S. Treasury Note	5	3/31/23	$1,026,797	$78
5 Year U.S. Treasury Note	11	3/31/23	1,194,273	172
U.S. Treasury Long Bond	6	3/22/23	762,000	3,188
U.S. Treasury Ultra Long Term Bond	4	3/22/23	545,125	2,156

			$3,528,195	$5,594

Total - Net			$2,733,695	$1,383

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$702,266	$—	$702,266
Collateralized Mortgage Obligations	—	12,362,540	—	12,362,540
Commercial Mortgage-Backed Securities	—	955,397	—	955,397
U.S. Government Agencies	—	7,245,536	—	7,245,536

Total Investments in Securities	$—	$21,265,739	$—	$21,265,739

Financial Derivative Instruments
Futures Contracts[1]	$5,594	$—	$—	$5,594
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,211)	$—	$—	$(4,211)

Total - Net	$1,383	$21,265,739	$—	$21,267,122

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 35.6%

Federal Farm Credit Bank - 0.5%
2.02%, 4/1/31	$2,000,000	$1,658,760
1.79%, 6/22/35	500,000	355,540
1.65%, 7/23/35	1,500,000	1,046,505
1.95%, 8/13/40	1,500,000	942,270

Total Federal Farm Credit Bank		4,003,075

Federal Home Loan Bank - 0.9%
3.25%, 11/16/28	900,000	870,921
5.50%, 7/15/36	6,500,000	7,234,695

Total Federal Home Loan Bank		8,105,616

Federal Home Loan Mortgage Corporation - 6.5%
6.75%, 9/15/29, Series GDIF	280,000	326,150
2.50%, 4/1/30	1,488,517	1,411,235
3.00%, 5/1/30	407,384	395,318
6.75%, 3/15/31	2,250,000	2,677,162
6.25%, 7/15/32	1,379,000	1,616,671
3.00%, 1/1/33	1,142,996	1,088,839
3.00%, 5/1/33	1,549,218	1,473,844
4.00%, 11/1/33	20,852	20,553
6.50%, 3/1/36	141,922	147,309
5.00%, 6/1/37	1,221	1,245
5.50%, 2/1/40	5,025	5,230
4.50%, 8/1/40	95,028	95,136
4.00%, 11/1/40	7,468	7,280
5.00%, 3/1/41	154,564	157,658
5.50%, 6/1/41	2,305	2,400
5.00%, 7/1/41	4,274	4,366
5.00%, 2/1/42	194,195	198,712
4.50%, 5/1/42	61,938	62,009
3.50%, 9/1/42	148,366	140,110
3.00%, 3/1/43	222,749	203,463
3.00%, 7/1/43	598,617	549,726
4.00%, 8/1/43	13,831	13,418
3.50%, 1/1/44	818,922	773,448
3.00%, 2/1/44	102,631	93,836
3.50%, 2/1/44	68,588	64,747
4.00%, 3/1/44	25,332	24,562
4.00%, 4/1/44	271,286	263,632
3.50%, 5/1/44	101,009	94,789
4.00%, 5/1/44	92,374	89,569
4.00%, 8/1/44	343,513	335,779
3.50%, 10/1/44	10,719	10,066
3.50%, 12/1/44	136,109	127,824
3.50%, 1/1/45	27,228	25,545
4.00%, 2/1/45	45,138	43,695
4.00%, 3/1/45	6,254	6,054
3.00%, 4/1/45	9,496	8,592
4.00%, 4/1/45	28,120	27,194
3.00%, 5/1/45	39,115	35,427
3.50%, 5/1/45	60,336	56,404
3.50%, 6/1/45	29,663	27,704
4.00%, 6/1/45	84,615	81,910
3.00%, 7/1/45	10,204	9,233
3.00%, 8/1/45	43,558	39,451
3.50%, 8/1/45	417,338	392,500
4.00%, 9/1/45	46,840	45,298
3.50%, 10/1/45	58,193	54,401
4.00%, 10/1/45	49,615	48,028
4.00%, 11/1/45	40,862	39,555
3.00%, 12/1/45	40,108	36,326
4.00%, 12/1/45	85,115	82,313
4.00%, 1/1/46	14,212	13,781
4.00%, 2/1/46	294,428	284,735
4.00%, 3/1/46	50,731	48,872
3.00%, 4/1/46	185,568	167,784
3.50%, 4/1/46	262,877	245,155
4.50%, 4/1/46	317,029	317,098
3.00%, 6/1/46	42,149	38,148
3.00%, 9/1/46	818,150	741,446
3.50%, 9/1/46	72,390	67,577
2.50%, 10/1/46	46,564	40,764
3.00%, 10/1/46	55,447	50,655
3.00%, 11/1/46	52,917	47,846
3.50%, 11/1/46	10,324	9,637
4.50%, 11/1/46	133,778	133,574
3.00%, 12/1/46	175,652	158,817
4.00%, 1/1/47	86,436	83,269
4.50%, 1/1/47	151,421	151,043
3.00%, 2/1/47	87,889	79,547
3.00%, 4/1/47	295,874	267,517
3.50%, 4/1/47	117,824	109,858
4.00%, 4/1/47	62,702	60,380
4.00%, 5/1/47	50,035	48,182
4.50%, 5/1/47	12,236	12,126
4.00%, 6/1/47	74,935	72,161
4.00%, 7/1/47	131,386	126,402
3.50%, 9/1/47	116,649	108,872
4.00%, 10/1/47	226,859	218,254
4.50%, 10/1/47	35,846	35,524
3.50%, 11/1/47	270,265	252,104
4.50%, 2/1/48	52,582	52,110
4.00%, 9/1/48	49,685	47,834
4.00%, 10/1/48	301,188	289,677
3.00%, 12/1/48	58,571	52,924
4.50%, 2/1/49	517,480	511,616
5.00%, 3/1/49	12,704	12,830
4.50%, 5/1/49	60,894	60,135
4.00%, 7/1/49	496,805	479,348
4.50%, 7/1/49	83,741	82,696
3.50%, 8/1/49	313,592	290,206
2.50%, 9/1/49	924,283	797,401
3.00%, 10/1/49	564,203	508,405
5.00%, 10/1/49	479,338	483,527
5.50%, 10/1/49	227,273	233,253
3.00%, 12/1/49	539,232	482,702
4.00%, 12/1/49	316,034	305,723
3.00%, 2/1/50	406,181	362,873
3.00%, 3/1/50	305,042	272,882
3.00%, 4/1/50	472,303	422,382
3.00%, 5/1/50	59,227	52,651
2.50%, 6/1/50	675,247	581,347
2.50%, 7/1/50	261,343	225,241
2.50%, 8/1/50	943,894	812,280
2.00%, 9/1/50	1,395,579	1,154,444
2.00%, 10/1/50	2,356,064	1,947,901
2.00%, 12/1/50	1,423,756	1,176,664
4.50%, 1/1/51	80,555	79,550
1.50%, 2/1/51	457,784	356,013
2.00%, 2/1/51	3,309,587	2,734,183
2.50%, 2/1/51	688,508	591,384
1.50%, 4/1/51	479,944	373,706
2.00%, 4/1/51	1,061,917	873,897
2.00%, 5/1/51	2,404,289	1,979,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
2.50%, 5/1/51	$3,712,765	$3,186,545
1.50%, 6/1/51	1,017,528	791,889
2.50%, 8/1/51	915,272	784,980
2.50%, 9/1/51	1,732,065	1,484,890
2.00%, 10/1/51	1,020,709	841,191
2.50%, 10/1/51	1,800,351	1,543,786
3.50%, 10/1/51	461,419	423,779
1.50%, 11/1/51	1,586,108	1,233,573
2.00%, 11/1/51	3,648,045	3,005,877
3.50%, 12/1/51	380,194	349,013
2.50%, 1/1/52	2,402,481	2,057,589
3.50%, 1/1/52	262,103	240,564
2.50%, 2/1/52	953,944	816,565
2.50%, 4/1/52	1,325,148	1,136,303
3.00%, 5/1/52	577,972	511,402
2.50%, 6/1/52	954,069	814,876
3.00%, 6/1/52	145,077	128,383
4.00%, 7/1/52	72,992	69,003
4.50%, 7/1/52	48,480	47,141
4.50%, 8/1/52	461,281	448,560
3.50%, 9/1/52	247,415	226,554
4.50%, 9/1/52	733,642	713,499
5.00%, 9/1/52	24,671	24,547
4.00%, 10/1/52	523,695	496,783

Total Federal Home Loan Mortgage Corporation		57,591,269

Federal National Mortgage Association - 13.9%
4.00%, 9/1/25	400,490	393,659
1.88%, 9/24/26	60,000	55,496
0.75%, 10/8/27	60,000	51,898
2.50%, 11/1/30	236,877	224,575
6.63%, 11/15/30	395,000	465,231
2.50%, 1/1/32	551,196	522,571
2.50%, 2/1/32	92,906	87,513
3.00%, 5/1/32	156,889	149,460
2.50%, 6/1/32	670,952	632,007
3.00%, 11/1/32	151,859	144,669
6.00%, 12/1/32	214,669	221,179
2.50%, 1/1/33	231,956	220,662
5.50%, 10/1/35	23,448	24,331
5.50%, 4/1/37	114,028	117,463
5.63%, 7/15/37	2,830,000	3,193,796
5.00%, 5/1/38	7,530	7,683
5.50%, 6/1/38	61,424	63,861
6.21%, 8/6/38	500,000	597,200
5.50%, 11/1/38	1,568	1,630
4.50%, 9/1/39	233,772	233,787
5.00%, 9/1/39	127,215	129,944
4.50%, 11/1/39	67,811	67,816
4.50%, 8/1/40	146,162	146,187
4.50%, 9/1/40	92,491	92,506
4.00%, 12/1/40	17,475	17,066
4.00%, 1/1/41	13,201	12,857
4.00%, 2/1/41	43,632	42,493
4.50%, 2/1/41	42,304	42,311
6.00%, 7/1/41	320,903	338,547
4.50%, 8/1/41	115,644	115,665
4.00%, 9/1/41	37,347	36,372
4.50%, 9/1/41	140,207	140,232
4.00%, 10/1/41	528,465	516,553
4.00%, 11/1/41	65,876	64,030
4.00%, 12/1/41	65,364	63,831
4.00%, 1/1/42	115,313	112,083
4.50%, 1/1/42	103,803	103,821
6.00%, 1/1/42	198,057	208,947
4.00%, 3/1/42	20,295	19,726
4.00%, 5/1/42	17,166	16,718
4.00%, 6/1/42	262,792	255,431
4.00%, 9/1/42	190,026	185,745
3.00%, 10/1/42	235,895	215,571
2.50%, 2/1/43	148,407	131,540
2.50%, 3/1/43	12,678	11,237
2.50%, 5/1/43	46,906	41,567
3.00%, 5/1/43	97,079	88,673
3.50%, 5/1/43	22,342	21,070
3.00%, 7/1/43	13,897	12,694
3.50%, 7/1/43	866,705	822,138
3.00%, 8/1/43	925,589	850,584
3.00%, 9/1/43	1,073,400	980,458
4.00%, 9/1/43	23,451	22,750
4.50%, 9/1/43	14,798	14,801
3.50%, 10/1/43	111,545	105,194
4.00%, 11/1/43	220,457	215,288
4.00%, 1/1/44	355,163	345,533
4.00%, 2/1/44	97,409	94,633
4.00%, 3/1/44	3,877	3,759
4.50%, 5/1/44	22,907	22,890
4.00%, 6/1/44	33,618	32,660
4.00%, 7/1/44	410,279	398,174
4.00%, 8/1/44	28,226	27,368
4.00%, 11/1/44	156,182	151,724
5.00%, 11/1/44	96,404	98,542
4.00%, 12/1/44	20,262	19,684
3.50%, 2/1/45	457,972	432,071
4.00%, 2/1/45	352,163	342,239
4.50%, 2/1/45	187,497	187,497
3.50%, 6/1/45	2,894	2,703
4.00%, 6/1/45	415,631	403,060
3.50%, 8/1/45	317,494	296,522
3.50%, 9/1/45	443,805	414,490
4.00%, 9/1/45	36,452	35,252
4.50%, 10/1/45	235,966	236,007
3.00%, 12/1/45	41,697	37,727
3.50%, 12/1/45	12,325	11,511
3.50%, 1/1/46	1,152,742	1,076,598
4.00%, 1/1/46	78,835	76,509
3.50%, 2/1/46	30,776	28,961
4.00%, 3/1/46	24,135	23,341
3.50%, 5/1/46	114,149	106,452
3.00%, 6/1/46	34,963	31,612
4.00%, 7/1/46	33,635	32,372
2.50%, 9/1/46	16,994	14,864
3.00%, 9/1/46	319,770	289,122
4.00%, 9/1/46	469,893	456,005
2.50%, 10/1/46	21,194	18,537
3.00%, 10/1/46	937,463	847,929
2.50%, 11/1/46	17,169	15,016
3.00%, 11/1/46	958,956	867,434
2.50%, 12/1/46	38,585	33,747
3.00%, 12/1/46	106,977	96,724
3.50%, 12/1/46	820,022	769,130
2.50%, 1/1/47	48,771	42,657
3.00%, 1/1/47	160,132	145,870
3.50%, 1/1/47	104,922	97,846
4.00%, 1/1/47	78,267	75,328
5.50%, 1/1/47	217,274	224,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.00%, 2/1/47	$102,145	$92,355
3.50%, 2/1/47	1,420,836	1,339,820
4.00%, 2/1/47	431,027	417,938
4.50%, 3/1/47	43,290	42,859
3.00%, 4/1/47	604,879	546,905
4.00%, 4/1/47	97,631	93,926
3.00%, 5/1/47	538,253	491,939
3.50%, 5/1/47	198,131	184,770
4.00%, 5/1/47	128,805	124,289
4.50%, 5/1/47	653,901	652,869
4.00%, 6/1/47	159,346	153,851
3.50%, 7/1/47	1,067,622	1,007,700
4.00%, 7/1/47	217,171	209,615
4.50%, 7/1/47	134,538	133,199
5.00%, 7/1/47	190,021	193,869
3.50%, 8/1/47	79,092	73,745
4.00%, 8/1/47	607,337	584,499
3.00%, 9/1/47	602,774	548,682
4.00%, 9/1/47	268,542	258,354
4.50%, 9/1/47	106,232	105,175
4.00%, 10/1/47	435,939	419,399
4.50%, 10/1/47	117,650	116,480
3.50%, 12/1/47	93,250	86,962
3.50%, 1/1/48	143,728	134,012
4.50%, 1/1/48	60,655	60,052
3.00%, 2/1/48	90,695	81,950
3.50%, 2/1/48	452,684	422,084
3.50%, 3/1/48	542,597	505,100
4.00%, 5/1/48	210,081	201,944
5.00%, 5/1/48	83,818	84,550
4.00%, 6/1/48	63,232	60,814
4.50%, 6/1/48	18,886	18,672
3.50%, 7/1/48	137,602	128,513
4.00%, 7/1/48	94,507	90,894
3.00%, 8/1/48	373,458	340,660
4.50%, 8/1/48	62,922	62,209
3.00%, 9/1/48	191,631	173,265
4.00%, 9/1/48	312,208	300,700
4.00%, 10/1/48	436,576	423,042
5.00%, 10/1/48	407,289	416,026
3.00%, 11/1/48	938,798	849,424
3.50%, 11/1/48	545,798	508,904
4.00%, 11/1/48	148,425	143,207
4.50%, 11/1/48	101,597	100,445
4.50%, 12/1/48	83,043	82,102
5.00%, 3/1/49	8,847	8,924
4.00%, 4/1/49	12,037	11,557
3.50%, 5/1/49	43,180	39,959
4.00%, 5/1/49	631,009	608,786
4.50%, 5/1/49	131,157	129,522
3.50%, 6/1/49	1,819,575	1,696,782
3.50%, 7/1/49	213,094	197,200
3.50%, 8/1/49	689,825	638,375
3.00%, 9/1/49	449,073	405,181
3.00%, 10/1/49	447,073	399,405
2.50%, 11/1/49	1,433,103	1,236,413
3.00%, 12/1/49	441,374	394,314
3.00%, 1/1/50	965,993	863,451
3.00%, 2/1/50	795,842	712,648
4.50%, 2/1/50	42,112	41,587
3.00%, 3/1/50	1,656,152	1,478,092
4.00%, 3/1/50	145,908	140,331
5.00%, 3/1/50	94,699	95,525
2.50%, 4/1/50	1,366,528	1,178,472
3.50%, 4/1/50	258,418	240,157
4.50%, 4/1/50	508,359	502,597
2.50%, 5/1/50	2,039,065	1,763,542
3.00%, 5/1/50	76,110	67,873
3.50%, 5/1/50	1,139,947	1,061,220
2.50%, 6/1/50	1,455,593	1,253,001
2.00%, 7/1/50	847,071	700,866
3.00%, 7/1/50	484,883	432,216
3.50%, 7/1/50	168,937	156,900
2.50%, 8/1/50	518,846	445,755
3.00%, 8/1/50	664,950	592,597
2.00%, 9/1/50	2,206,353	1,824,474
2.50%, 9/1/50	656,035	564,742
2.00%, 10/1/50	4,884,267	4,042,442
3.00%, 10/1/50	435,954	388,349
1.50%, 11/1/50	270,476	210,336
2.00%, 11/1/50	1,879,232	1,553,389
3.00%, 11/1/50	333,884	300,169
3.50%, 11/1/50	39,312	36,224
4.00%, 11/1/50	386,857	372,273
1.50%, 12/1/50	3,602,717	2,801,653
2.00%, 12/1/50	8,405,538	6,946,163
1.50%, 1/1/51	260,100	202,267
2.00%, 1/1/51	272,143	224,829
2.50%, 1/1/51	948,533	814,971
2.00%, 2/1/51	4,624,343	3,819,351
2.50%, 2/1/51	4,569,275	3,926,273
2.00%, 3/1/51	1,342,070	1,107,631
2.00%, 4/1/51	4,846,043	3,990,740
3.00%, 4/1/51	309,553	274,535
2.00%, 5/1/51	658,651	543,391
2.50%, 5/1/51	2,065,150	1,763,739
1.50%, 6/1/51	45,376	35,314
2.00%, 6/1/51	3,688,028	3,037,044
2.00%, 7/1/51	1,437,703	1,186,112
2.50%, 7/1/51	1,377,379	1,181,953
2.50%, 8/1/51	1,545,877	1,327,097
3.00%, 8/1/51	880,800	781,574
2.00%, 9/1/51	1,932,492	1,592,675
2.50%, 9/1/51	1,431,454	1,227,928
3.00%, 9/1/51	338,227	300,943
2.00%, 10/1/51	3,658,163	3,015,335
2.50%, 10/1/51	2,611,143	2,240,630
2.50%, 11/1/51	2,163,319	1,854,728
3.00%, 11/1/51	842,501	748,899
2.00%, 12/1/51	2,874,745	2,368,987
2.50%, 12/1/51	519,493	445,046
3.00%, 12/1/51	696,305	620,810
2.50%, 1/1/52	1,169,708	1,000,783
3.00%, 1/1/52	234,318	207,704
2.50%, 2/1/52	2,311,570	1,977,649
3.00%, 2/1/52	2,795,571	2,482,203
2.00%, 3/1/52	288,851	237,435
2.50%, 3/1/52	1,298,814	1,110,127
3.00%, 3/1/52	723,451	640,738
1.50%, 4/1/52	169,835	132,139
3.00%, 4/1/52	564,099	499,388
2.50%, 5/1/52	220,878	188,898
3.50%, 5/1/52	679,737	622,085
4.00%, 5/1/52	1,456,351	1,378,211
3.00%, 6/1/52	153,215	135,533
3.50%, 6/1/52	388,337	356,060
4.00%, 8/1/52	246,216	233,841
4.00%, 9/1/52	73,606	69,582
5.00%, 9/1/52	366,052	364,515
5.00%, 10/1/52	148,212	147,465

Total Federal National Mortgage Association		122,653,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Government National Mortgage Association - 8.9%
4.00%, 11/20/40	$966,632	$952,053
3.50%, 12/20/42	877,396	834,711
2.50%, 3/20/43	93,433	82,755
3.50%, 3/20/43	740,367	703,949
3.00%, 2/20/45	603,456	555,621
3.50%, 4/20/45	60,776	57,658
3.50%, 11/20/45	690,203	654,786
3.50%, 12/20/45	869,649	825,024
3.50%, 1/20/46	221,499	210,133
3.00%, 2/20/46	243,152	223,300
3.00%, 9/20/46	504,167	462,845
3.50%, 9/20/46	489,003	462,846
4.00%, 10/20/46	1,609,414	1,565,575
3.00%, 1/20/47	247,561	227,271
2.50%, 2/20/47	57,327	51,204
3.00%, 2/20/47	633,508	581,586
4.00%, 6/20/47	615,160	597,639
4.00%, 7/20/47	483,200	469,437
4.50%, 8/20/47	317,463	315,343
3.00%, 9/20/47	433,731	398,252
3.50%, 10/20/47	62,282	58,863
3.00%, 11/20/47	94,214	86,508
3.00%, 12/20/47	78,666	72,231
3.50%, 1/20/48	1,109,966	1,049,034
4.00%, 1/20/48	167,484	162,714
3.00%, 3/20/48	99,216	91,100
3.50%, 3/20/48	356,723	337,140
3.50%, 4/20/48	151,468	143,154
4.00%, 5/20/48	401,962	389,890
4.50%, 5/20/48	805,381	798,849
4.50%, 6/20/48	854,564	847,301
4.00%, 8/20/48	476,192	461,891
4.50%, 8/20/48	158,435	157,089
5.00%, 8/20/48	58,513	59,173
3.50%, 9/20/48	270,545	255,693
3.50%, 1/20/49	16,238	15,346
4.50%, 2/20/49	76,788	76,135
3.50%, 3/20/49	131,657	124,098
4.00%, 3/20/49	608,296	590,028
4.50%, 3/20/49	29,333	29,084
3.00%, 10/20/49	1,847,778	1,686,741
3.00%, 1/20/50	40,926	37,325
3.50%, 1/20/50	243,429	228,860
5.00%, 1/20/50	19,768	19,994
3.50%, 4/20/50	7,766	7,300
4.00%, 4/20/50	28,526	27,527
2.50%, 5/20/50	349,854	308,491
5.00%, 5/20/50	6,787	6,864
2.50%, 6/20/50	1,589,549	1,401,619
3.00%, 6/20/50	624,244	568,278
3.50%, 6/20/50	244,463	229,227
4.00%, 6/20/50	104,830	101,158
3.00%, 7/20/50	567,055	516,129
2.50%, 8/20/50	346,371	305,420
3.00%, 8/20/50	1,254,732	1,141,853
3.50%, 8/20/50	251,903	236,204
2.50%, 9/20/50	1,874,934	1,653,264
2.50%, 10/20/50	491,492	433,384
2.00%, 11/20/50	2,276,975	1,946,850
2.00%, 12/20/50	359,690	307,541
2.50%, 12/20/50	1,606,291	1,416,382
2.00%, 1/20/51	3,473,491	2,969,890
2.50%, 1/20/51	1,980,449	1,746,304
1.50%, 3/20/51	356,295	288,935
2.00%, 3/20/51	857,160	731,633
2.00%, 4/20/51	1,683,659	1,436,574
2.50%, 4/20/51	486,665	428,620
2.50%, 5/20/51	39,758	35,004
2.50%, 6/20/51	947,096	833,550
2.00%, 7/20/51	2,476,245	2,110,546
2.50%, 7/20/51	1,376,469	1,211,020
3.00%, 7/20/51	910,767	825,278
3.50%, 7/20/51	725,596	679,366
2.00%, 8/20/51	975,586	831,207
2.50%, 8/20/51	1,116,619	982,059
2.50%, 9/20/51	240,897	211,793
2.00%, 10/20/51	1,236,354	1,052,618
2.50%, 10/20/51	2,126,066	1,868,545
3.50%, 10/20/51	867,098	808,468
2.00%, 11/20/51	3,004,137	2,556,680
2.50%, 11/20/51	1,145,306	1,006,349
3.00%, 11/20/51	1,340,067	1,212,790
2.00%, 12/20/51	1,454,812	1,237,672
2.50%, 12/20/51	2,021,082	1,775,869
2.00%, 1/20/52	2,139,499	1,819,504
2.50%, 1/20/52	1,012,608	889,438
3.00%, 1/20/52	1,933,770	1,749,029
2.00%, 2/20/52	591,751	503,010
2.50%, 2/20/52	1,451,411	1,274,417
2.50%, 5/20/52	712,979	624,684
3.00%, 6/20/52	562,539	507,038
3.50%, 6/20/52	73,717	68,314
4.00%, 6/20/52	73,841	70,442
2.50%, 7/20/52	488,276	428,716
3.50%, 7/20/52	913,368	847,190
4.50%, 7/20/52	519,487	508,418
4.00%, 8/20/52	99,238	94,669
4.50%, 8/20/52	333,474	326,368
3.50%, 9/20/52	49,756	46,109
4.50%, 9/20/52	164,287	160,786
3.00%, 10/20/52	571,382	515,628
4.00%, 10/20/52	249,384	237,903
2.00%, 12/20/52(a)	425,000	360,595
2.50%, 12/20/52(a)	400,000	350,454
3.00%, 12/20/52(a)	3,750,000	3,378,270
3.50%, 12/20/52(a)	2,600,000	2,409,434
4.00%, 12/20/52(a)	1,475,000	1,407,040
4.50%, 12/20/52(a)	1,375,000	1,345,477
5.00%, 12/20/52(a)	2,000,000	1,997,134
5.50%, 12/20/52(a)	300,000	303,294
4.00%, 1/23/53(a)	300,000	286,200
4.50%, 1/23/53(a)	500,000	489,323
5.00%, 1/23/53(a)	400,000	399,317

Total Government National Mortgage Association		78,856,691

Tennessee Valley Authority - 3.9%
4.70%, 7/15/33, Series B	3,450,000	3,532,007
4.65%, 6/15/35	2,250,000	2,279,475
5.88%, 4/1/36	4,350,000	4,891,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
6.15%, 1/15/38	$270,000	$312,981
5.50%, 6/15/38	2,000,000	2,230,200
5.25%, 9/15/39	7,131,000	7,616,906
3.50%, 12/15/42	3,519,000	2,959,409
4.88%, 1/15/48	1,995,000	2,009,224
5.38%, 4/1/56	3,297,000	3,561,749
4.63%, 9/15/60	2,760,000	2,661,413
4.25%, 9/15/65	3,000,000	2,683,500

Total Tennessee Valley Authority		34,738,221

Uniform Mortgage-Backed Securities - 1.0%
2.50%, 12/1/52(a)	2,425,000	2,069,319
3.00%, 12/1/52(a)	1,875,000	1,657,508
4.50%, 12/13/52(a)	2,025,000	1,968,726
5.00%, 12/13/52(a)	1,925,000	1,914,849
5.50%, 12/13/52(a)	425,000	429,869
5.50%, 1/12/53(a)	550,000	555,700

Total Uniform Mortgage-Backed Securities		8,595,971

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $358,469,387)		314,544,642

U.S. GOVERNMENT OBLIGATIONS - 21.1%

U.S. Treasury Bonds - 4.1%
7.50%, 11/15/24	175,000	185,394
7.63%, 2/15/25	500,000	534,473
6.25%, 5/15/30	100,000	116,117
5.38%, 2/15/31	980,000	1,094,308
4.50%, 2/15/36	665,000	725,266
4.75%, 2/15/37	350,000	391,262
4.38%, 2/15/38	290,000	311,433
4.50%, 5/15/38	330,000	359,133
3.50%, 2/15/39	85,000	81,879
4.25%, 5/15/39	480,000	506,287
4.50%, 8/15/39	476,000	517,018
4.38%, 11/15/39	525,000	560,889
4.63%, 2/15/40	245,000	269,730
1.13%, 5/15/40	875,000	560,684
4.38%, 5/15/40	375,000	399,844
1.13%, 8/15/40	850,000	540,547
3.88%, 8/15/40	203,000	202,635
1.38%, 11/15/40	860,000	570,959
4.25%, 11/15/40	150,000	157,066
1.88%, 2/15/41	1,300,000	940,469
4.75%, 2/15/41	175,000	195,029
2.25%, 5/15/41	1,875,000	1,442,578
4.38%, 5/15/41	190,000	201,860
1.75%, 8/15/41	1,300,000	907,664
3.75%, 8/15/41	99,000	96,394
2.00%, 11/15/41	1,300,000	947,883
3.13%, 11/15/41	625,000	553,418
2.38%, 2/15/42	2,050,000	1,596,758
3.13%, 2/15/42	265,000	234,401
3.00%, 5/15/42	225,000	194,256
3.25%, 5/15/42	500,000	449,336
2.75%, 8/15/42	178,000	146,753
2.75%, 11/15/42	950,000	781,078
3.13%, 2/15/43	225,000	196,646
2.88%, 5/15/43	64,000	53,565
3.63%, 8/15/43	274,000	258,480
3.75%, 11/15/43	435,000	417,736
3.63%, 2/15/44	240,000	225,862
3.38%, 5/15/44	290,000	261,702
3.13%, 8/15/44	350,000	302,613
3.00%, 11/15/44	500,000	422,852
2.50%, 2/15/45	550,000	424,531
3.00%, 5/15/45	470,000	396,269
2.88%, 8/15/45	305,000	251,291
3.00%, 11/15/45	500,000	421,133
2.50%, 2/15/46	615,000	471,484
2.50%, 5/15/46	560,000	428,487
2.25%, 8/15/46	525,000	381,404
2.88%, 11/15/46	440,000	361,934
3.00%, 2/15/47	390,000	327,661
3.00%, 5/15/47	350,000	294,328
2.75%, 8/15/47	350,000	280,875
2.75%, 11/15/47	460,000	369,258
3.00%, 2/15/48	1,100,000	926,922
3.13%, 5/15/48	625,000	540,137
3.00%, 8/15/48	1,545,000	1,305,887
3.38%, 11/15/48	565,000	512,649
3.00%, 2/15/49	530,000	449,755
2.88%, 5/15/49	550,000	455,941
2.25%, 8/15/49	560,000	407,050
2.38%, 11/15/49	550,000	411,211
2.00%, 2/15/50	855,000	584,406
1.25%, 5/15/50	1,008,000	562,669
1.38%, 8/15/50	1,180,000	680,712
1.63%, 11/15/50	1,100,000	679,680
1.88%, 2/15/51	1,050,000	692,590
2.38%, 5/15/51	1,250,000	930,176
2.00%, 8/15/51	1,170,000	795,691
1.88%, 11/15/51	1,150,000	756,754
2.25%, 2/15/52	1,275,000	921,686
2.88%, 5/15/52	1,050,000	873,715
3.00%, 8/15/52	1,000,000	857,109

Total U.S. Treasury Bonds		36,665,652

U.S. Treasury Notes - 17.0%
0.25%, 11/15/23	600,000	575,027
2.75%, 11/15/23	615,000	603,421
0.50%, 11/30/23	1,000,000	958,848
2.13%, 11/30/23	580,000	565,251
2.88%, 11/30/23	245,000	240,502
0.13%, 12/15/23	845,000	805,919
0.75%, 12/31/23	1,200,000	1,149,961
2.25%, 12/31/23	415,000	404,204
2.63%, 12/31/23	420,000	410,837
0.13%, 1/15/24	890,000	846,247
0.88%, 1/31/24	1,000,000	957,363
2.25%, 1/31/24	490,000	476,870
2.50%, 1/31/24	660,000	643,784
0.13%, 2/15/24	1,590,000	1,505,935
2.75%, 2/15/24	1,285,000	1,256,238
1.50%, 2/29/24	1,800,000	1,732,148
2.38%, 2/29/24	1,000,000	973,027
0.25%, 3/15/24	610,000	576,796
2.13%, 3/31/24	400,000	387,156
2.25%, 3/31/24	1,000,000	969,395
0.38%, 4/15/24	1,000,000	944,004
2.25%, 4/30/24	205,000	198,366
2.50%, 4/30/24	1,450,000	1,408,312
0.25%, 5/15/24	1,100,000	1,032,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
2.50%, 5/15/24	$1,900,000	$1,844,113
2.00%, 5/31/24	1,010,000	972,224
2.50%, 5/31/24	1,150,000	1,115,410
0.25%, 6/15/24	1,500,000	1,404,258
1.75%, 6/30/24	1,000,000	958,086
2.00%, 6/30/24	1,644,000	1,580,777
3.00%, 6/30/24	1,000,000	976,406
0.38%, 7/15/24	1,500,000	1,403,936
1.75%, 7/31/24	1,100,000	1,051,381
2.13%, 7/31/24	576,000	553,928
3.00%, 7/31/24	1,000,000	976,309
0.38%, 8/15/24	1,200,000	1,119,586
2.38%, 8/15/24	1,400,000	1,351,191
1.25%, 8/31/24	1,205,000	1,139,996
1.88%, 8/31/24	1,100,000	1,051,682
3.25%, 8/31/24	600,000	588,000
0.38%, 9/15/24	2,100,000	1,954,764
1.50%, 9/30/24	615,000	583,553
2.13%, 9/30/24	894,000	858,450
4.25%, 9/30/24	1,000,000	997,148
0.63%, 10/15/24	1,355,000	1,264,093
1.50%, 10/31/24	1,100,000	1,042,637
2.25%, 10/31/24	310,000	298,030
0.75%, 11/15/24	1,300,000	1,212,275
2.25%, 11/15/24	1,150,000	1,104,562
1.50%, 11/30/24	865,000	818,016
2.13%, 11/30/24	1,000,000	957,988
1.00%, 12/15/24	2,100,000	1,964,402
1.75%, 12/31/24	525,000	498,545
2.25%, 12/31/24	972,000	932,285
1.13%, 1/15/25	1,345,000	1,258,521
1.38%, 1/31/25	1,204,000	1,132,230
2.50%, 1/31/25	750,000	722,168
1.50%, 2/15/25	1,325,000	1,247,156
2.00%, 2/15/25	1,150,000	1,094,656
1.13%, 2/28/25	850,000	793,355
1.75%, 3/15/25	1,000,000	945,938
0.50%, 3/31/25	1,275,000	1,171,556
2.63%, 3/31/25	702,000	677,896
2.63%, 4/15/25	1,300,000	1,252,773
0.38%, 4/30/25	1,308,000	1,194,265
2.13%, 5/15/25	1,375,000	1,308,560
2.75%, 5/15/25	350,000	338,188
0.25%, 5/31/25	1,920,000	1,742,325
2.88%, 5/31/25	565,000	547,388
0.25%, 6/30/25	1,650,000	1,496,215
2.75%, 6/30/25	311,000	300,650
3.00%, 7/15/25	1,000,000	971,367
0.25%, 7/31/25	1,200,000	1,083,891
2.00%, 8/15/25	500,000	472,695
3.13%, 8/15/25	125,000	121,782
0.25%, 8/31/25	1,715,000	1,543,567
0.25%, 9/30/25	1,972,000	1,774,569
4.25%, 10/15/25	1,000,000	1,003,984
0.25%, 10/31/25	2,000,000	1,792,969
2.25%, 11/15/25	835,000	792,826
0.38%, 11/30/25	1,425,000	1,277,490
0.38%, 12/31/25	1,400,000	1,253,766
0.38%, 1/31/26	1,746,400	1,557,775
1.63%, 2/15/26	700,000	649,168
0.50%, 2/28/26	1,500,000	1,339,570
0.75%, 3/31/26	1,120,000	1,007,563
2.25%, 3/31/26	215,000	203,351
0.75%, 4/30/26	1,400,000	1,255,023
1.63%, 5/15/26	1,170,000	1,080,148
0.75%, 5/31/26	1,500,000	1,341,445
2.13%, 5/31/26	1,000,000	939,063
0.88%, 6/30/26	1,500,000	1,344,902
1.88%, 6/30/26	850,000	790,865
0.63%, 7/31/26	1,000,000	886,328
1.88%, 7/31/26	570,000	529,410
1.50%, 8/15/26	1,624,000	1,486,023
0.75%, 8/31/26	1,000,000	888,438
1.38%, 8/31/26	335,000	304,902
0.88%, 9/30/26	1,000,000	891,016
1.63%, 9/30/26	100,000	91,828
1.13%, 10/31/26	1,000,000	898,320
2.00%, 11/15/26	500,000	464,473
1.25%, 11/30/26	315,000	283,955
1.25%, 12/31/26	1,000,000	899,648
1.75%, 12/31/26	620,000	569,891
1.50%, 1/31/27	2,000,000	1,815,547
2.25%, 2/15/27	500,000	467,871
1.13%, 2/28/27	500,000	446,406
1.88%, 2/28/27	1,250,000	1,151,758
0.63%, 3/31/27	90,000	78,377
2.50%, 3/31/27	500,000	472,422
0.50%, 4/30/27	300,000	259,488
2.75%, 4/30/27	1,250,000	1,193,066
2.38%, 5/15/27	1,000,000	938,359
0.50%, 5/31/27	460,000	396,463
2.63%, 5/31/27	315,000	299,102
0.50%, 6/30/27	615,000	528,900
0.38%, 7/31/27	1,245,000	1,062,238
2.25%, 8/15/27	595,000	554,303
0.50%, 8/31/27	666,700	570,393
0.38%, 9/30/27	800,000	678,844
0.50%, 10/31/27	650,000	553,541
2.25%, 11/15/27	540,000	501,356
0.63%, 11/30/27	862,400	737,285
0.63%, 12/31/27	695,000	592,922
0.75%, 1/31/28	770,000	659,794
2.75%, 2/15/28	650,000	616,535
1.13%, 2/29/28	521,600	455,361
1.25%, 3/31/28	950,000	833,180
2.88%, 5/15/28	1,090,000	1,038,608
1.25%, 5/31/28	2,000,000	1,747,422
1.25%, 6/30/28	1,000,000	871,914
1.00%, 7/31/28	840,000	720,464
2.88%, 8/15/28	1,000,000	951,445
1.13%, 8/31/28	750,000	647,051
1.25%, 9/30/28	500,000	433,711
1.38%, 10/31/28	650,000	566,922
3.13%, 11/15/28	800,000	770,531
1.50%, 11/30/28	1,000,000	877,344
1.38%, 12/31/28	1,000,000	871,289
1.75%, 1/31/29	1,000,000	888,555
2.63%, 2/15/29	1,000,000	935,508
1.88%, 2/28/29	500,000	447,734
2.38%, 3/31/29	1,200,000	1,104,891
2.38%, 5/15/29	1,000,000	920,625
2.75%, 5/31/29	360,000	338,709
1.63%, 8/15/29	1,305,000	1,146,667
3.13%, 8/31/29	1,000,000	962,656
1.75%, 11/15/29	750,000	664,980
1.50%, 2/15/30	1,500,000	1,296,328
0.63%, 5/15/30	1,195,000	960,855
0.63%, 8/15/30	700,000	559,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
0.88%, 11/15/30	$960,000	$780,525
1.13%, 2/15/31	1,595,000	1,322,355
1.63%, 5/15/31	2,250,000	1,925,332
1.25%, 8/15/31	1,870,000	1,540,851
1.38%, 11/15/31	1,735,000	1,436,390
1.88%, 2/15/32	2,000,000	1,723,906
2.88%, 5/15/32	1,715,000	1,608,482
2.75%, 8/15/32	2,190,000	2,029,856
4.13%, 11/15/32	1,000,000	1,039,609

Total U.S. Treasury Notes		150,206,941

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $204,372,290)		186,872,593

CORPORATE BONDS - 34.8%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
6.42%, 3/1/26	100,000	105,075
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	98,000	108,997
Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	315,000	269,190
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(b)	600,000	441,438
2.96%, 11/16/40	323,000	213,761

Total Australia		1,138,461

Austria - 0.1%
Suzano Austria GmbH
6.00%, 1/15/29	200,000	199,056
5.00%, 1/15/30	452,000	423,782
3.75%, 1/15/31	200,000	167,980

Total Austria		790,818

Belgium - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	385,000	370,443
4.90%, 2/1/46	800,000	750,392
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/36	35,000	33,499
4.90%, 2/1/46	31,000	29,133
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	320,000	310,307
4.75%, 1/23/29	612,000	612,502
4.90%, 1/23/31	425,000	432,854
4.38%, 4/15/38	45,000	41,518
8.20%, 1/15/39	155,000	199,063
5.45%, 1/23/39	330,000	337,478
8.00%, 11/15/39	146,000	182,945
4.35%, 6/1/40	100,000	90,727
4.60%, 4/15/48	290,000	264,842
4.44%, 10/6/48	170,000	149,731
5.55%, 1/23/49	165,000	169,323
4.50%, 6/1/50	641,000	583,041

Total Belgium		4,557,798

Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	325,000	296,790
XLIT Ltd.
5.50%, 3/31/45	53,000	50,787

Total Bermuda		347,577

Brazil - 0.1%
Vale Overseas Ltd.
3.75%, 7/8/30	418,000	365,207
6.88%, 11/21/36	127,000	133,954

Total Brazil		499,161

Canada - 1.0%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(b)	369,000	326,535
Bank of Nova Scotia
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(b)	250,000	215,403
Barrick Gold Corp.
5.25%, 4/1/42	200,000	194,588
Barrick North America Finance LLC
5.75%, 5/1/43	82,000	83,500
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	25,000	25,827
Bell Telephone Co. of Canada / Bell Canada
4.30%, 7/29/49	125,000	105,405
3.20%, 2/15/52, Series US-6	160,000	110,019
Canadian National Railway Co.
6.90%, 7/15/28	135,000	150,082
Canadian Natural Resources Ltd.
3.85%, 6/1/27	56,000	53,158
2.95%, 7/15/30	30,000	25,784
6.50%, 2/15/37	104,000	106,310
4.95%, 6/1/47	150,000	136,491
Canadian Pacific Railway Co.
1.35%, 12/2/24	83,000	77,183
7.13%, 10/15/31	313,000	351,815
4.80%, 9/15/35	95,000	90,192
3.00%, 12/2/41	40,000	30,796
3.10%, 12/2/51	186,000	131,041
6.13%, 9/15/2115	85,000	86,335
Cenovus Energy, Inc.
5.25%, 6/15/37	250,000	233,268
3.75%, 2/15/52(c)	90,000	65,015
CI Financial Corp.
3.20%, 12/17/30	260,000	201,583
4.10%, 6/15/51	145,000	89,194
Emera U.S. Finance LP
4.75%, 6/15/46	173,000	138,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Enbridge, Inc.
2.50%, 1/15/25	$450,000	$427,648
4.25%, 12/1/26	25,000	24,288
3.70%, 7/15/27	55,000	51,955
3.13%, 11/15/29	57,000	50,397
4.00%, 11/15/49	200,000	157,166
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	150,020
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(b)	25,000	22,556
Nutrien Ltd.
4.20%, 4/1/29	142,000	134,727
4.13%, 3/15/35	55,000	48,398
5.88%, 12/1/36	60,000	61,713
5.25%, 1/15/45	134,000	124,905
Rogers Communications, Inc.
2.95%, 3/15/25(d)	250,000	236,180
3.20%, 3/15/27(d)	500,000	467,260
4.50%, 3/15/43	170,000	140,782
5.00%, 3/15/44	88,000	77,883
4.30%, 2/15/48	81,000	63,440
4.35%, 5/1/49	222,000	175,011
4.55%, 3/15/52(d)	59,000	48,090
Royal Bank of Canada
1.60%, 1/21/25, Series GMTN	750,000	701,692
Suncor Energy, Inc.
5.95%, 12/1/34	71,000	71,836
6.80%, 5/15/38	93,000	100,377
6.50%, 6/15/38	265,000	276,750
4.00%, 11/15/47	72,000	56,755
TELUS Corp.
3.70%, 9/15/27	130,000	124,199
4.60%, 11/16/48	120,000	106,639
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	85,724
Toronto-Dominion Bank
4.29%, 9/13/24	500,000	494,295
4.46%, 6/8/32	250,000	239,788
TransCanada PipeLines Ltd.
4.25%, 5/15/28	77,000	73,702
4.63%, 3/1/34	445,000	413,374
4.75%, 5/15/38	140,000	127,252
7.25%, 8/15/38	175,000	199,022
6.10%, 6/1/40	50,000	51,810
5.10%, 3/15/49	163,000	153,411

Total Canada		8,767,133

Chile - 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	205,000	188,907
Enel Chile SA
4.88%, 6/12/28	120,000	115,637

Total Chile		304,544

China - 0.1%
NXP BV / NXP Funding LLC
5.35%, 3/1/26	139,000	138,760
5.55%, 12/1/28	57,000	57,226
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 6/18/29	227,000	213,144
3.13%, 2/15/42	500,000	345,875
Tencent Music Entertainment Group
2.00%, 9/3/30	265,000	194,377
Weibo Corp.
3.38%, 7/8/30	225,000	168,341

Total China		1,117,723

France - 0.2%
Lafarge SA
7.13%, 7/15/36	40,000	43,513
Orange SA
9.00%, 3/1/31	382,000	475,434
5.50%, 2/6/44	135,000	136,041
Sanofi
3.63%, 6/19/28	180,000	173,479
TotalEnergies Capital International SA
2.83%, 1/10/30	225,000	201,692
TotalEnergies Capital SA
3.88%, 10/11/28	393,000	383,607

Total France		1,413,766

Germany - 0.2%
Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(b)	500,000	472,610
4.10%, 1/13/26	250,000	239,443
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(b)	585,000	465,461
Deutsche Telekom International Finance BV
8.75%, 6/15/30	336,000	400,764
9.25%, 6/1/32	23,000	29,170
Mercedes-Benz Finance North America LLC
8.50%, 1/18/31	100,000	124,288

Total Germany		1,731,736

Ireland - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/24	475,000	436,933
3.65%, 7/21/27	210,000	189,674
3.00%, 10/29/28	384,000	323,309
3.30%, 1/30/32	645,000	509,802
3.40%, 10/29/33	270,000	207,735

Total Ireland		1,667,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Japan - 0.5%
Mitsubishi UFJ Financial Group, Inc.
3.84%, 4/17/26, (3.837% fixed rate until 4/17/25; 1-year Constant Maturity Treasury Rate + 1.125% thereafter)(b)	$500,000	$482,265
3.74%, 3/7/29	150,000	138,432
3.20%, 7/18/29	235,000	207,343
2.31%, 7/20/32, (2.309% fixed rate until 7/20/31; 1-year Constant Maturity Treasury Rate + 0.95% thereafter)(b)	280,000	218,529
Mizuho Financial Group, Inc.
4.02%, 3/5/28	200,000	186,828
1.98%, 9/8/31, (1.979% fixed rate until 9/8/30; Secured Overnight Financing Rate + 1.532% thereafter)(b)	240,000	184,750
Nomura Holdings, Inc.
2.65%, 1/16/25	386,000	365,287
3.10%, 1/16/30(c)	414,000	346,055
ORIX Corp.
3.70%, 7/18/27	90,000	84,708
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	250,000	239,670
1.47%, 7/8/25	590,000	538,062
3.54%, 1/17/28	105,000	96,850
3.04%, 7/16/29	210,000	183,248
3.20%, 9/17/29	246,000	213,203
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	366,000	365,634
2.05%, 3/31/30	350,000	288,967
3.03%, 7/9/40	200,000	150,558
3.18%, 7/9/50	260,000	182,694

Total Japan		4,473,083

Luxembourg - 0.0%
ArcelorMittal SA
6.75%, 3/1/41	125,000	123,450

Mexico - 0.1%
America Movil SAB de CV
3.63%, 4/22/29	314,000	288,670
6.38%, 3/1/35	40,000	43,333
Grupo Televisa SAB
6.63%, 1/15/40	360,000	363,517

Total Mexico		695,520

Netherlands - 0.1%
Cooperatieve Rabobank UA
3.75%, 7/21/26	425,000	399,373
5.25%, 8/4/45(c)	250,000	227,995
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	40,000	40,894

Total Netherlands		668,262

Norway - 0.1%
Equinor ASA
3.25%, 11/18/49	579,000	437,898
3.70%, 4/6/50	190,000	157,504

Total Norway		595,402

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	210,000	228,654
5.88%, 4/23/45(c)	121,000	121,675

Total Peru		350,329

Spain - 0.2%
Banco Santander SA
5.15%, 8/18/25	800,000	791,528
2.75%, 12/3/30	410,000	308,213
Telefonica Emisiones SA
4.10%, 3/8/27	120,000	114,373
7.05%, 6/20/36	135,000	141,213
4.67%, 3/6/38	170,000	137,525
5.52%, 3/1/49	225,000	192,285
Telefonica Europe BV
8.25%, 9/15/30	150,000	169,598

Total Spain		1,854,735

Switzerland - 0.0%
Credit Suisse Group AG
4.55%, 4/17/26	110,000	96,947
4.88%, 5/15/45	225,000	159,959

Total Switzerland		256,906

United Kingdom - 1.6%
AstraZeneca Finance LLC
0.70%, 5/28/24	500,000	470,780
1.20%, 5/28/26	100,000	89,485
AstraZeneca PLC
4.38%, 8/17/48	20,000	18,444
Barclays PLC
3.93%, 5/7/25, (3.932% fixed rate until 5/7/24; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(b)(e)	500,000	482,460
4.84%, 5/9/28	355,000	328,095
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(b)(e)	830,000	779,237
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(b)(e)	300,000	271,935
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)	360,000	282,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)	$325,000	$310,924
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(b)	250,000	164,548
5.25%, 8/17/45	100,000	89,535
BAT Capital Corp.
3.22%, 8/15/24	250,000	241,167
3.56%, 8/15/27	807,000	736,565
3.46%, 9/6/29	162,000	139,929
4.91%, 4/2/30	53,000	49,252
4.39%, 8/15/37	225,000	178,222
3.73%, 9/25/40	40,000	28,204
4.54%, 8/15/47	155,000	112,594
4.76%, 9/6/49	100,000	75,244
5.28%, 4/2/50	45,000	36,599
3.98%, 9/25/50	185,000	126,131
BAT International Finance PLC
1.67%, 3/25/26	50,000	44,349
BP Capital Markets PLC
3.72%, 11/28/28	70,000	67,025
British Telecommunications PLC
5.13%, 12/4/28	375,000	368,689
9.63%, 12/15/30	281,000	339,041
CNH Industrial NV
3.85%, 11/15/27	89,000	83,482
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	21,000	20,358
HSBC Holdings PLC
4.25%, 8/18/25	375,000	361,384
2.63%, 11/7/25, (2.633% fixed rate until 11/7/24; Secured Overnight Financing Rate + 1.402% thereafter)(b)	500,000	465,900
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month U.S. dollar London Interbank Offered Rate + 1.348% thereafter)(b)(e)	500,000	476,600
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month U.S. dollar London Interbank Offered Rate + 1.535% thereafter)(b)(e)	390,000	358,913
4.95%, 3/31/30	500,000	479,645
2.80%, 5/24/32, (2.804% fixed rate until 5/24/31; Secured Overnight Financing Rate + 1.187% thereafter)(b)	412,000	319,205
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(b)	500,000	431,695
6.50%, 5/2/36	250,000	252,777
6.50%, 9/15/37	100,000	97,167
Lloyds Banking Group PLC
4.50%, 11/4/24	400,000	390,784
3.51%, 3/18/26, (3.511% fixed rate until 3/18/25; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(b)	750,000	708,315
4.34%, 1/9/48	214,000	159,299
NatWest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(b)(e)	211,000	198,515
3.75%, 11/1/29, (3.754% fixed rate until 11/1/24; 5-year Constant Maturity Treasury Rate + 2.10% thereafter)(b)	250,000	230,982
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(b)(e)	340,000	319,413
nVent Finance Sarl
4.55%, 4/15/28	84,000	77,955
Prudential PLC
3.13%, 4/14/30	91,000	79,707
RELX Capital, Inc.
4.00%, 3/18/29	171,000	161,409
3.00%, 5/22/30	195,000	169,574
Reynolds American, Inc.
5.70%, 8/15/35	152,000	140,840
7.25%, 6/15/37	150,000	156,629
5.85%, 8/15/45	126,000	110,893
Santander UK Group Holdings PLC
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(b)(e)	350,000	309,225
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(b)	250,000	193,325
Unilever Capital Corp.
2.90%, 5/5/27	160,000	150,307
Vodafone Group PLC
4.13%, 5/30/25	250,000	247,080
4.38%, 5/30/28	356,000	352,525
7.88%, 2/15/30	164,000	186,420
5.00%, 5/30/38	82,000	76,599
4.38%, 2/19/43	64,000	53,874
5.25%, 5/30/48	306,000	276,624
4.88%, 6/19/49	383,000	331,115

Total United Kingdom		14,259,114

United States - 29.7%
Abbott Laboratories
3.75%, 11/30/26	84,000	82,896
AbbVie, Inc.
3.80%, 3/15/25	700,000	685,573
4.25%, 11/14/28	155,000	151,323
3.20%, 11/21/29	624,000	570,324
4.55%, 3/15/35	640,000	609,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
4.50%, 5/14/35	$234,000	$221,839
4.05%, 11/21/39	40,000	34,999
4.63%, 10/1/42	230,000	209,617
4.75%, 3/15/45	278,000	258,824
4.70%, 5/14/45	230,000	211,676
4.45%, 5/14/46	125,000	110,304
4.25%, 11/21/49	450,000	387,000
Activision Blizzard, Inc.
1.35%, 9/15/30	505,000	399,859
2.50%, 9/15/50	150,000	95,815
Adobe, Inc.
2.30%, 2/1/30	44,000	37,957
Adventist Health System
2.95%, 3/1/29	150,000	130,521
AEP Texas, Inc.
3.95%, 6/1/28	110,000	103,460
3.80%, 10/1/47	25,000	18,589
3.45%, 5/15/51	225,000	160,913
AES Corp.
2.45%, 1/15/31	122,000	97,508
Aetna, Inc.
6.63%, 6/15/36	55,000	59,124
4.50%, 5/15/42	222,000	194,969
4.13%, 11/15/42	45,000	37,285
4.75%, 3/15/44	120,000	107,040
3.88%, 8/15/47	76,000	59,783
Agilent Technologies, Inc.
2.75%, 9/15/29	33,000	28,962
2.30%, 3/12/31	380,000	312,132
Air Lease Corp.
0.80%, 8/18/24	385,000	354,477
3.25%, 3/1/25	100,000	94,866
3.63%, 4/1/27	186,000	170,830
3.63%, 12/1/27	195,000	175,280
4.63%, 10/1/28	586,000	547,910
3.25%, 10/1/29	100,000	85,334
Air Products and Chemicals, Inc.
2.05%, 5/15/30	155,000	130,626
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28(c)	95,000	89,639
4.50%, 7/30/29	42,000	39,874
3.38%, 8/15/31	675,000	594,688
4.00%, 2/1/50	35,000	27,181
3.00%, 5/18/51	150,000	98,334
Allstate Corp.
3.28%, 12/15/26	98,000	93,452
Ally Financial, Inc.
8.00%, 11/1/31	671,000	722,476
Altria Group, Inc.
4.80%, 2/14/29	366,000	352,173
3.40%, 5/6/30	279,000	241,249
5.80%, 2/14/39	184,000	171,265
3.40%, 2/4/41	55,000	37,456
4.50%, 5/2/43	125,000	95,503
5.38%, 1/31/44	300,000	262,182
3.88%, 9/16/46	67,000	45,743
5.95%, 2/14/49	112,000	100,093
4.45%, 5/6/50	75,000	53,987
3.70%, 2/4/51	55,000	35,820
4.00%, 2/4/61	140,000	94,291
Amcor Flexibles North America, Inc.
2.69%, 5/25/31(c)	325,000	264,764
Ameren Corp.
3.65%, 2/15/26	2,000	1,925
1.75%, 3/15/28	88,000	74,847
Ameren Illinois Co.
1.55%, 11/15/30	125,000	99,241
American Airlines Pass-Through Trust
3.15%, 8/15/33, Series 2019-1, Class AA	216,107	180,793
American Electric Power Co., Inc.
1.00%, 11/1/25, Series N(c)	25,000	22,458
4.30%, 12/1/28, Series J	180,000	173,401
3.25%, 3/1/50	40,000	27,578
American Equity Investment Life Holding Co.
5.00%, 6/15/27	50,000	48,051
American Express Co.
2.25%, 3/4/25	750,000	709,072
American Homes 4 Rent LP
4.25%, 2/15/28	87,000	81,250
American Honda Finance Corp.
1.50%, 1/13/25	500,000	468,965
1.80%, 1/13/31	245,000	196,892
American International Group, Inc.
3.88%, 1/15/35	263,000	236,387
4.38%, 6/30/50	156,000	135,279
American Tower Corp.
3.55%, 7/15/27	175,000	162,921
1.50%, 1/31/28	181,000	149,978
3.80%, 8/15/29	479,000	439,224
2.90%, 1/15/30	415,000	356,356
2.30%, 9/15/31	290,000	230,069
3.10%, 6/15/50	220,000	146,639
2.95%, 1/15/51	70,000	44,952
American Water Capital Corp.
3.40%, 3/1/25	100,000	97,470
2.95%, 9/1/27	32,000	29,718
3.75%, 9/1/28	234,000	225,496
4.00%, 12/1/46	78,000	62,830
3.75%, 9/1/47	95,000	75,335
4.20%, 9/1/48	80,000	68,478
3.45%, 5/1/50	75,000	55,993
AmerisourceBergen Corp.
3.45%, 12/15/27	167,000	156,813
2.70%, 3/15/31	410,000	342,555
Amgen, Inc.
1.90%, 2/21/25	850,000	802,519
2.20%, 2/21/27	100,000	91,051
3.20%, 11/2/27	161,000	151,913
2.45%, 2/21/30	421,000	361,563
2.00%, 1/15/32	285,000	227,433
3.15%, 2/21/40	80,000	61,307
2.80%, 8/15/41	220,000	158,110
4.40%, 5/1/45	176,000	152,097
4.56%, 6/15/48	200,000	177,800
3.38%, 2/21/50	500,000	364,805
4.66%, 6/15/51	100,000	90,125
3.00%, 1/15/52	356,000	237,367
2.77%, 9/1/53	70,000	43,509
Amphenol Corp.
2.80%, 2/15/30	220,000	191,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Analog Devices, Inc.
3.50%, 12/5/26	$83,000	$79,707
Aon Corp.
4.50%, 12/15/28	509,000	495,934
Aon Corp. / Aon Global Holdings PLC
2.90%, 8/23/51	160,000	105,747
Aon Global Ltd.
3.88%, 12/15/25	50,000	48,602
4.75%, 5/15/45	25,000	22,133
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	94,459
Aptiv PLC
4.35%, 3/15/29	75,000	70,071
5.40%, 3/15/49(c)	150,000	131,268
3.10%, 12/1/51	44,000	27,504
Arch Capital Group Ltd.
3.64%, 6/30/50	142,000	100,882
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	105,000	95,074
Ares Capital Corp.
2.88%, 6/15/28	631,000	519,067
Arizona Public Service Co.
2.95%, 9/15/27(c)	33,000	30,183
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	195,390
Arthur J Gallagher & Co.
3.50%, 5/20/51	190,000	137,258
Assurant, Inc.
4.90%, 3/27/28(c)	50,000	48,311
Assured Guaranty U.S. Holdings, Inc.
3.60%, 9/15/51	60,000	39,562
AT&T, Inc.
3.88%, 1/15/26	60,000	58,963
2.30%, 6/1/27	125,000	112,772
4.10%, 2/15/28	234,000	226,257
4.35%, 3/1/29	509,000	489,546
4.30%, 2/15/30	267,000	253,874
2.75%, 6/1/31	518,000	436,560
2.25%, 2/1/32	885,000	702,478
2.55%, 12/1/33	834,000	656,800
4.50%, 5/15/35	114,000	104,774
5.25%, 3/1/37	73,000	71,749
4.85%, 3/1/39	135,000	124,277
3.50%, 6/1/41	575,000	441,197
4.30%, 12/15/42	320,000	271,251
5.15%, 11/15/46	22,000	20,450
4.55%, 3/9/49	29,000	24,661
5.15%, 2/15/50	205,000	190,943
3.65%, 6/1/51	200,000	147,212
3.30%, 2/1/52(c)	388,000	272,081
3.50%, 9/15/53	525,000	371,406
3.55%, 9/15/55	659,000	463,330
3.80%, 12/1/57	670,000	487,733
3.65%, 9/15/59	244,000	168,411
3.85%, 6/1/60	296,000	216,515
Athene Holding Ltd.
4.13%, 1/12/28	525,000	481,189
3.95%, 5/25/51	38,000	26,701
Autodesk, Inc.
3.50%, 6/15/27	253,000	238,308
2.40%, 12/15/31	20,000	16,285
AutoNation, Inc.
3.80%, 11/15/27	215,000	194,536
AutoZone, Inc.
3.13%, 4/18/24	50,000	48,774
3.75%, 6/1/27	63,000	60,607
3.75%, 4/18/29	175,000	162,808
1.65%, 1/15/31	245,000	190,549
AvalonBay Communities, Inc.
3.20%, 1/15/28	85,000	78,430
3.30%, 6/1/29	325,000	294,443
Avangrid, Inc.
3.80%, 6/1/29	250,000	229,960
Avery Dennison Corp.
4.88%, 12/6/28	41,000	40,333
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	202,009
AXIS Specialty Finance PLC
4.00%, 12/6/27	195,000	183,945
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	10,000	9,368
3.14%, 11/7/29	245,000	219,050
Baltimore Gas and Electric Co.
2.25%, 6/15/31	795,000	653,927
Bank of America Corp.
4.00%, 1/22/25	241,000	236,419
3.95%, 4/21/25, Series L	200,000	195,616
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)(e)	610,000	582,105
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(b)(e)	400,000	376,456
4.45%, 3/3/26	220,000	216,902
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(b)(e)	250,000	236,042
4.18%, 11/25/27, Series L	230,000	219,825
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(b)	500,000	479,990
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)(e)	150,000	136,873
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(b)	320,000	269,920
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(b)(e)	145,000	123,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)(e)	$320,000	$263,824
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(b)	906,000	736,216
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(b)	934,000	758,249
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(b)	275,000	225,516
2.48%, 9/21/36, (2.482% fixed rate until 9/21/31; 5-year Constant Maturity Treasury Rate + 1.20% thereafter)(b)	594,000	445,815
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(b)(e)	76,000	66,463
7.75%, 5/14/38	260,000	313,534
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(b)(e)	60,000	49,379
BankUnited, Inc.
5.13%, 6/11/30	225,000	209,664
Baxalta, Inc.
5.25%, 6/23/45	14,000	13,495
Baxter International, Inc.
3.95%, 4/1/30	400,000	370,900
1.73%, 4/1/31	310,000	239,401
Becton Dickinson and Co.
1.96%, 2/11/31	434,000	349,591
4.69%, 12/15/44	33,000	30,285
4.67%, 6/6/47	99,000	90,283
3.79%, 5/20/50	112,000	88,657
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	73,000	68,311
Berry Global, Inc.
1.65%, 1/15/27	175,000	148,216
Biogen, Inc.
2.25%, 5/1/30(c)	194,000	160,312
3.15%, 5/1/50	70,000	48,152
3.25%, 2/15/51	157,000	109,716
Black Hills Corp.
2.50%, 6/15/30	50,000	40,421
4.35%, 5/1/33	145,000	129,439
3.88%, 10/15/49	114,000	82,779
Blackstone Private Credit Fund
2.70%, 1/15/25	505,000	470,074
Block Financial LLC
3.88%, 8/15/30	355,000	315,009
Boardwalk Pipelines LP
4.45%, 7/15/27	110,000	105,297
3.40%, 2/15/31	380,000	322,924
Boeing Co.
4.88%, 5/1/25	500,000	495,480
2.80%, 3/1/27	285,000	259,823
3.25%, 3/1/28	649,000	580,388
5.15%, 5/1/30	382,000	372,931
3.63%, 2/1/31	194,000	171,471
3.60%, 5/1/34	169,000	136,261
6.63%, 2/15/38	220,000	229,427
3.55%, 3/1/38	50,000	37,218
6.88%, 3/15/39	70,000	74,581
5.88%, 2/15/40	130,000	125,130
5.71%, 5/1/40	126,000	120,489
3.38%, 6/15/46	35,000	23,347
3.85%, 11/1/48	25,000	17,519
3.75%, 2/1/50	60,000	42,484
5.81%, 5/1/50	408,000	385,254
3.95%, 8/1/59	150,000	104,439
5.93%, 5/1/60	542,000	502,282
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	55,000	49,748
2.10%, 6/1/31, Series 20-2	100,000	79,791
Booking Holdings, Inc.
4.63%, 4/13/30	175,000	171,201
BorgWarner, Inc.
4.38%, 3/15/45	27,000	21,479
Boston Properties LP
4.50%, 12/1/28	50,000	46,700
2.90%, 3/15/30	77,000	63,168
2.45%, 10/1/33	650,000	478,699
Boston Scientific Corp.
6.75%, 11/15/35	165,000	183,049
4.70%, 3/1/49	22,000	20,300
BP Capital Markets America, Inc.
3.02%, 1/16/27	162,000	152,445
4.23%, 11/6/28	35,000	34,190
2.72%, 1/12/32	103,000	87,572
Brandywine Operating Partnership LP
4.55%, 10/1/29	190,000	167,255
Brighthouse Financial, Inc.
5.63%, 5/15/30	415,000	405,978
4.70%, 6/22/47	25,000	18,888
Bristol-Myers Squibb Co.
3.20%, 6/15/26	500,000	480,840
1.45%, 11/13/30	113,000	90,337
4.25%, 10/26/49	25,000	22,308
Brixmor Operating Partnership LP
4.05%, 7/1/30	381,000	336,065
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	105,000	99,522
Broadcom, Inc.
3.63%, 10/15/24	100,000	97,924
3.46%, 9/15/26	148,000	140,044
1.95%, 2/15/28(d)	233,000	199,164
4.75%, 4/15/29	515,000	493,921
5.00%, 4/15/30	250,000	239,792
4.15%, 11/15/30	790,000	711,229
2.60%, 2/15/33(d)	255,000	192,737
3.42%, 4/15/33(d)	650,000	526,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.47%, 4/15/34(d)	$180,000	$143,327
3.50%, 2/15/41(d)	374,000	271,030
3.75%, 2/15/51(d)	110,000	77,857
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	325,000	278,362
Broadstone Net Lease LLC
2.60%, 9/15/31	350,000	265,779
Brown & Brown, Inc.
2.38%, 3/15/31	820,000	637,312
Brunswick Corp.
2.40%, 8/18/31	70,000	51,508
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	114,000	107,150
2.75%, 5/14/31(c)	107,000	88,935
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	100,000	95,364
5.40%, 6/1/41	50,000	51,536
Camden Property Trust
2.80%, 5/15/30	20,000	17,318
Campbell Soup Co.
2.38%, 4/24/30(c)	175,000	146,562
4.80%, 3/15/48	133,000	120,949
Capital One Financial Corp.
3.90%, 1/29/24	246,000	242,817
4.17%, 5/9/25, (4.166% fixed rate until 5/9/24; Secured Overnight Financing Rate + 1.37% thereafter)(b)	500,000	488,480
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(b)	500,000	468,530
3.75%, 3/9/27	350,000	332,185
3.80%, 1/31/28	280,000	262,931
5.27%, 5/10/33, (5.268% fixed rate until 5/10/22; Secured Overnight Financing Rate + 2.37% thereafter)(b)	200,000	190,042
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	173,041
4.60%, 3/15/43	50,000	42,158
4.90%, 9/15/45	75,000	65,766
Carlisle Cos., Inc.
3.75%, 12/1/27	126,000	118,202
2.75%, 3/1/30	27,000	22,668
Carrier Global Corp.
2.70%, 2/15/31	305,000	255,947
3.38%, 4/5/40	175,000	136,684
3.58%, 4/5/50	219,000	160,788
Caterpillar Financial Services Corp.
2.15%, 11/8/24	750,000	716,340
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	90,000	89,922
3.57%, 12/1/31	326,000	269,204
Celanese U.S. Holdings LLC
5.90%, 7/5/24	500,000	497,165
Centene Corp.
2.50%, 3/1/31	500,000	396,470
CenterPoint Energy Resources Corp.
4.00%, 4/1/28	295,000	283,103
CenterPoint Energy, Inc.
1.45%, 6/1/26	100,000	89,545
CF Industries, Inc.
4.95%, 6/1/43	185,000	161,908
Charles Schwab Corp.
4.20%, 3/24/25	130,000	129,642
3.85%, 5/21/25	500,000	492,355
1.95%, 12/1/31	265,000	210,482
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 3/15/28	180,000	167,936
5.05%, 3/30/29	90,000	85,907
2.80%, 4/1/31	455,000	361,739
6.38%, 10/23/35	657,000	649,287
3.50%, 6/1/41	230,000	156,982
3.50%, 3/1/42	443,000	299,946
6.48%, 10/23/45	72,000	68,229
5.38%, 5/1/47	74,000	61,213
5.75%, 4/1/48	47,000	40,373
5.13%, 7/1/49	202,000	160,927
4.80%, 3/1/50	250,000	189,425
3.70%, 4/1/51	380,000	243,838
3.90%, 6/1/52	220,000	145,829
3.85%, 4/1/61	55,000	34,275
4.40%, 12/1/61	310,000	211,098
3.95%, 6/30/62	186,000	117,887
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	425,000	425,901
3.70%, 11/15/29	75,000	68,739
Cheniere Energy Partners LP
3.25%, 1/31/32(d)	250,000	203,662
Chubb INA Holdings, Inc.
1.38%, 9/15/30(c)	505,000	398,304
Church & Dwight Co., Inc.
3.15%, 8/1/27	240,000	226,183
Cigna Corp.
4.13%, 11/15/25	150,000	147,292
3.40%, 3/1/27	130,000	123,001
3.05%, 10/15/27	165,000	152,830
4.38%, 10/15/28	509,000	496,596
2.38%, 3/15/31	127,000	105,345
4.80%, 8/15/38	27,000	25,596
6.13%, 11/15/41	61,000	65,327
4.80%, 7/15/46	93,000	85,054
3.88%, 10/15/47	221,000	175,414
4.90%, 12/15/48	150,000	138,915
3.40%, 3/15/50	230,000	167,859
3.40%, 3/15/51	120,000	87,766
Cintas Corp. No. 2
3.70%, 4/1/27	48,000	46,512
Cisco Systems, Inc.
5.50%, 1/15/40	50,000	52,683
Citigroup, Inc.
4.40%, 6/10/25	500,000	492,025
5.61%, 9/29/26, (5.61% fixed rate until 9/29/25; Secured Overnight Financing Rate + 1.546% thereafter)(b)	750,000	752,730
4.45%, 9/29/27	219,000	211,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(b)(e)	$225,000	$208,170
4.13%, 7/25/28	55,000	52,042
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(b)(e)	500,000	467,680
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(b)	315,000	269,511
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(b)	149,000	124,095
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	262,000	210,100
6.63%, 6/15/32	336,000	358,216
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	257,000	211,537
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(b)	475,000	414,979
6.00%, 10/31/33	50,000	51,800
6.68%, 9/13/43	54,000	59,464
4.75%, 5/18/46	100,000	86,636
Citizens Financial Group, Inc.
2.85%, 7/27/26	284,000	264,319
2.64%, 9/30/32	254,000	191,430
Clorox Co.
3.10%, 10/1/27	125,000	116,801
CMS Energy Corp.
3.45%, 8/15/27	157,000	146,365
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(b)	82,000	69,118
3.75%, 12/1/50, (3.75% fixed rate until 9/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(b)	100,000	74,836
CNA Financial Corp.
2.05%, 8/15/30	460,000	364,407
CNH Industrial Capital LLC
4.20%, 1/15/24	91,000	89,980
Coca-Cola Co.
2.90%, 5/25/27	100,000	95,105
2.00%, 3/5/31	404,000	338,087
1.38%, 3/15/31	143,000	113,306
2.75%, 6/1/60	50,000	34,534
Comcast Corp.
3.95%, 10/15/25	550,000	541,282
2.65%, 2/1/30	206,000	180,011
1.95%, 1/15/31	85,000	69,449
1.50%, 2/15/31(c)	416,000	328,157
2.99%, 11/1/63	46,000	29,258
CommonSpirit Health
4.35%, 11/1/42	80,000	67,085
3.91%, 10/1/50	50,000	37,015
Conagra Brands, Inc.
7.00%, 10/1/28	228,000	245,592
4.85%, 11/1/28	187,000	182,931
8.25%, 9/15/30	335,000	386,041
5.40%, 11/1/48	10,000	9,563
ConocoPhillips
6.95%, 4/15/29	130,000	145,306
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/31	220,000	182,732
4.45%, 3/15/44	10,000	8,788
Constellation Brands, Inc.
3.70%, 12/6/26	190,000	182,561
3.50%, 5/9/27	87,000	82,178
2.88%, 5/1/30	210,000	181,476
4.50%, 5/9/47	145,000	124,713
4.10%, 2/15/48	110,000	89,961
Constellation Energy Generation LLC
6.25%, 10/1/39	20,000	20,869
5.60%, 6/15/42	97,000	94,995
Consumers Energy Co.
3.80%, 11/15/28	233,000	223,214
Continental Airlines Pass-Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	9,126	8,686
Corebridge Financial, Inc.
3.85%, 4/5/29(d)	250,000	228,512
3.90%, 4/5/32(d)	250,000	220,722
Corning, Inc.
4.75%, 3/15/42	75,000	68,264
5.45%, 11/15/79	250,000	224,982
Costco Wholesale Corp.
1.60%, 4/20/30	25,000	20,759
Crown Castle, Inc.
1.35%, 7/15/25	50,000	45,509
4.00%, 3/1/27	270,000	258,387
3.65%, 9/1/27	104,000	97,352
3.80%, 2/15/28	153,000	143,139
4.30%, 2/15/29	305,000	290,964
3.10%, 11/15/29	102,000	89,685
2.25%, 1/15/31	380,000	308,264
4.75%, 5/15/47	190,000	167,287
5.20%, 2/15/49	85,000	78,665
CSX Corp.
3.25%, 6/1/27	99,000	93,522
3.80%, 3/1/28	106,000	102,058
2.40%, 2/15/30	110,000	94,273
4.10%, 11/15/32	19,000	18,079
6.00%, 10/1/36	200,000	212,170
4.10%, 3/15/44	71,000	60,967
3.80%, 11/1/46	130,000	104,672
4.75%, 11/15/48	110,000	101,610
4.50%, 3/15/49	145,000	128,995
3.80%, 4/15/50	75,000	59,626
2.50%, 5/15/51	85,000	53,389
4.65%, 3/1/68	60,000	52,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
CubeSmart LP
2.25%, 12/15/28	$78,000	$64,699
4.38%, 2/15/29	150,000	140,545
2.50%, 2/15/32	200,000	154,242
CVS Health Corp.
3.88%, 7/20/25	434,000	426,757
6.25%, 6/1/27	100,000	105,839
4.30%, 3/25/28	697,000	677,909
3.25%, 8/15/29	616,000	557,591
4.88%, 7/20/35	653,000	627,017
4.78%, 3/25/38	116,000	107,580
6.13%, 9/15/39	35,000	36,927
4.13%, 4/1/40	464,000	391,528
2.70%, 8/21/40	96,000	67,503
5.13%, 7/20/45	103,000	96,374
5.05%, 3/25/48	509,000	472,026
4.25%, 4/1/50	130,000	107,345
Danaher Corp.
2.60%, 10/1/50	45,000	30,029
2.80%, 12/10/51	47,000	32,430
Dayton Power & Light Co.
3.95%, 6/15/49	100,000	80,392
Dell International LLC / EMC Corp.
6.02%, 6/15/26	500,000	510,955
6.10%, 7/15/27	122,000	125,834
5.30%, 10/1/29	345,000	339,880
8.10%, 7/15/36	288,000	332,954
3.45%, 12/15/51(d)	150,000	97,105
Devon Energy Corp.
7.95%, 4/15/32	85,000	98,309
5.00%, 6/15/45	206,000	184,749
DH Europe Finance II Sarl
3.40%, 11/15/49	50,000	38,661
Diamondback Energy, Inc.
3.25%, 12/1/26	220,000	206,393
3.50%, 12/1/29	158,000	141,252
3.13%, 3/24/31	310,000	261,128
4.40%, 3/24/51	77,000	60,907
Digital Realty Trust LP
3.70%, 8/15/27	163,000	152,576
4.45%, 7/15/28	257,000	245,304
3.60%, 7/1/29	50,000	45,388
Discover Bank
4.65%, 9/13/28	418,000	390,370
Discovery Communications LLC
3.95%, 3/20/28	201,000	180,757
4.13%, 5/15/29	425,000	374,633
5.00%, 9/20/37	250,000	207,590
5.30%, 5/15/49	30,000	23,602
4.00%, 9/15/55	512,000	329,165
Dollar General Corp.
3.50%, 4/3/30	368,000	334,725
Dollar Tree, Inc.
2.65%, 12/1/31(c)	440,000	359,986
Dominion Energy, Inc.
4.25%, 6/1/28	75,000	72,023
3.38%, 4/1/30, Series C	566,000	503,083
4.35%, 8/15/32, Series A	99,000	93,766
5.25%, 8/1/33, Series F	45,000	44,551
7.00%, 6/15/38	25,000	27,268
4.60%, 3/15/49, Series A	47,000	40,593
Dow Chemical Co.
4.80%, 11/30/28	272,000	269,171
7.38%, 11/1/29	195,000	215,881
4.25%, 10/1/34	145,000	128,206
5.25%, 11/15/41	217,000	202,227
4.38%, 11/15/42	105,000	88,119
5.55%, 11/30/48	29,000	27,479
6.90%, 5/15/53	200,000	217,694
DTE Electric Co.
2.63%, 3/1/31, Series C	415,000	356,136
DTE Energy Co.
2.85%, 10/1/26	100,000	92,980
Duke Energy Carolinas LLC
3.45%, 4/15/51	50,000	37,671
Duke Energy Corp.
3.40%, 6/15/29	92,000	83,758
2.45%, 6/1/30	260,000	218,091
2.55%, 6/15/31	738,000	610,385
3.30%, 6/15/41	216,000	161,134
4.80%, 12/15/45	10,000	8,906
3.75%, 9/1/46	200,000	151,244
3.95%, 8/15/47	125,000	97,045
4.20%, 6/15/49	300,000	242,313
Duke Energy Progress LLC
3.70%, 9/1/28	60,000	57,304
3.45%, 3/15/29	47,000	43,595
DuPont de Nemours, Inc.
4.73%, 11/15/28	286,000	285,265
5.32%, 11/15/38	56,000	54,906
5.42%, 11/15/48	177,000	171,547
Eastman Chemical Co.
4.50%, 12/1/28	190,000	181,325
4.65%, 10/15/44	45,000	37,207
Eaton Corp.
3.10%, 9/15/27	206,000	193,236
4.00%, 11/2/32	101,000	94,114
4.15%, 11/2/42	100,000	87,900
Eaton Vance Corp.
3.50%, 4/6/27	90,000	84,661
eBay, Inc.
2.60%, 5/10/31(c)	240,000	196,886
4.00%, 7/15/42	140,000	112,571
Ecolab, Inc.
4.80%, 3/24/30	236,000	235,934
Electronic Arts, Inc.
1.85%, 2/15/31	544,000	437,196
Elevance Health, Inc.
2.38%, 1/15/25	485,000	462,705
3.65%, 12/1/27	42,000	39,992
2.25%, 5/15/30	230,000	193,076
2.55%, 3/15/31	340,000	287,443
4.63%, 5/15/42	30,000	27,710
5.10%, 1/15/44	242,000	232,250
4.65%, 8/15/44	26,000	23,735
4.38%, 12/1/47	79,000	68,992
3.13%, 5/15/50	162,000	114,992
3.60%, 3/15/51	262,000	200,608
Eli Lilly & Co.
3.38%, 3/15/29	137,000	130,197
Energy Transfer LP
2.90%, 5/15/25	450,000	425,268
4.40%, 3/15/27	10,000	9,583
5.50%, 6/1/27	125,000	125,201
4.00%, 10/1/27	186,000	175,193
4.95%, 5/15/28	145,000	140,177
4.15%, 9/15/29	259,000	235,131
3.75%, 5/15/30	175,000	155,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
6.63%, 10/15/36	$50,000	$51,039
5.80%, 6/15/38, Series 20Y	125,000	116,187
7.50%, 7/1/38	35,000	38,027
6.10%, 2/15/42	100,000	94,132
4.95%, 1/15/43	54,000	44,744
5.00%, 5/15/44	310,000	259,563
5.35%, 5/15/45	180,000	157,423
5.30%, 4/15/47	85,000	73,060
5.40%, 10/1/47	133,000	115,383
6.25%, 4/15/49	105,000	99,360
5.00%, 5/15/50	218,000	179,881
Enstar Group Ltd.
4.95%, 6/1/29	296,000	272,986
Entergy Corp.
1.90%, 6/15/28	144,000	122,414
2.80%, 6/15/30	335,000	282,613
3.75%, 6/15/50	89,000	67,065
Enterprise Products Operating LLC
4.15%, 10/16/28	372,000	355,212
3.13%, 7/31/29	161,000	143,891
6.65%, 10/15/34, Series H	160,000	172,669
7.55%, 4/15/38	50,000	57,338
5.95%, 2/1/41	175,000	178,647
4.45%, 2/15/43	150,000	129,151
4.85%, 3/15/44	75,000	67,143
5.10%, 2/15/45	325,000	299,494
4.25%, 2/15/48	110,000	89,756
4.95%, 10/15/54	125,000	108,876
3.95%, 1/31/60	252,000	187,385
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(b)(e)	267,000	218,144
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.57% thereafter)(b)(e)	100,000	75,794
EPR Properties
4.75%, 12/15/26	15,000	13,551
3.60%, 11/15/31	94,000	69,121
EQT Corp.
6.13%, 2/1/25	500,000	504,220
Equifax, Inc.
2.60%, 12/15/25	300,000	279,969
Equinix, Inc.
1.80%, 7/15/27	48,000	41,353
3.20%, 11/18/29	430,000	378,396
2.15%, 7/15/30	40,000	32,153
3.90%, 4/15/32	175,000	156,298
3.00%, 7/15/50	134,000	88,126
2.95%, 9/15/51	115,000	74,004
Equitable Holdings, Inc.
4.35%, 4/20/28	294,000	281,161
5.00%, 4/20/48	95,000	83,684
ERP Operating LP
3.50%, 3/1/28	72,000	66,884
4.15%, 12/1/28	183,000	173,568
Essential Properties LP
2.95%, 7/15/31	193,000	141,347
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	332,443
4.28%, 5/1/49	150,000	122,310
Essex Portfolio LP
4.00%, 3/1/29	125,000	114,650
3.00%, 1/15/30	135,000	114,916
1.65%, 1/15/31	256,000	192,330
4.50%, 3/15/48	35,000	28,858
Estee Lauder Cos., Inc.
1.95%, 3/15/31(c)	260,000	211,136
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	150,000	105,294
3.13%, 10/15/52	32,000	20,664
Evergy Metro, Inc.
4.20%, 6/15/47	50,000	41,319
Evergy, Inc.
2.90%, 9/15/29	174,000	150,585
Eversource Energy
4.20%, 6/27/24	500,000	493,450
3.30%, 1/15/28, Series M	78,000	72,130
1.65%, 8/15/30, Series R	325,000	255,476
Exelon Corp.
3.35%, 3/15/32(d)	80,000	70,283
4.95%, 6/15/35	151,000	147,082
4.45%, 4/15/46	280,000	240,114
Expedia Group, Inc.
4.63%, 8/1/27	33,000	31,927
3.25%, 2/15/30	348,000	298,246
2.95%, 3/15/31	129,000	105,070
Extra Space Storage LP
2.55%, 6/1/31	95,000	75,120
Federal Realty Investment Trust
3.20%, 6/15/29	71,000	62,058
4.50%, 12/1/44	130,000	104,975
FedEx Corp.
3.40%, 2/15/28	90,000	83,918
3.10%, 8/5/29	470,000	416,528
4.25%, 5/15/30	50,000	47,007
4.90%, 1/15/34	120,000	115,218
3.25%, 5/15/41	145,000	105,664
4.75%, 11/15/45	250,000	217,980
4.05%, 2/15/48	75,000	57,937
5.25%, 5/15/50(c)	160,000	147,742
Fidelity National Financial, Inc.
4.50%, 8/15/28	200,000	192,126
Fidelity National Information Services, Inc.
0.60%, 3/1/24	175,000	165,569
1.65%, 3/1/28	423,000	355,468
5.10%, 7/15/32(c)	415,000	407,322
Fifth Third Bancorp
3.65%, 1/25/24	210,000	206,812
8.25%, 3/1/38	250,000	308,107
First Republic Bank
4.38%, 8/1/46	75,000	58,415
Fiserv, Inc.
2.75%, 7/1/24	481,000	463,780
2.25%, 6/1/27	100,000	89,300
4.20%, 10/1/28	322,000	307,555
2.65%, 6/1/30	373,000	316,408
4.40%, 7/1/49	188,000	156,745
Flex Ltd.
4.88%, 6/15/29	50,000	46,645
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	7,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
FMC Corp.
3.20%, 10/1/26	$101,000	$94,710
3.45%, 10/1/29	305,000	271,907
Ford Foundation
2.42%, 6/1/50, Series 2020	75,000	47,637
Fox Corp.
4.71%, 1/25/29	360,000	347,537
3.50%, 4/8/30	246,000	216,473
5.48%, 1/25/39	115,000	106,539
5.58%, 1/25/49	37,000	33,509
Freeport-McMoRan, Inc.
4.13%, 3/1/28	445,000	409,008
5.40%, 11/14/34	90,000	85,073
5.45%, 3/15/43	150,000	135,204
FS KKR Capital Corp.
3.40%, 1/15/26	100,000	91,230
3.13%, 10/12/28	240,000	194,542
GATX Corp.
3.25%, 9/15/26	73,000	67,844
3.85%, 3/30/27	35,000	33,122
3.50%, 3/15/28	155,000	141,617
4.55%, 11/7/28	143,000	137,393
4.70%, 4/1/29	146,000	140,689
1.90%, 6/1/31	190,000	142,834
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	462,000	436,548
GE Healthcare Holding LLC
6.38%, 11/22/52(d)	400,000	445,312
General Dynamics Corp.
2.13%, 8/15/26	114,000	105,098
2.63%, 11/15/27	67,000	61,444
General Electric Co.
6.75%, 3/15/32, Series MTNA	213,000	242,194
5.88%, 1/14/38	108,000	113,949
6.88%, 1/10/39, Series GMTN	160,000	181,474
General Mills, Inc.
3.20%, 2/10/27	28,000	26,773
4.20%, 4/17/28	255,000	250,846
2.25%, 10/14/31	160,000	130,218
3.00%, 2/1/51	125,000	86,871
General Motors Co.
6.80%, 10/1/27	500,000	525,350
5.00%, 4/1/35	185,000	164,115
6.60%, 4/1/36	605,000	614,686
5.15%, 4/1/38	110,000	97,311
5.95%, 4/1/49	200,000	186,116
General Motors Financial Co., Inc.
1.05%, 3/8/24	565,000	535,038
1.50%, 6/10/26	784,000	680,779
3.85%, 1/5/28	231,000	211,591
Georgia Power Co.
2.20%, 9/15/24, Series A	50,000	47,780
4.30%, 3/15/43	25,000	21,638
3.25%, 3/15/51, Series A	105,000	74,632
Gilead Sciences, Inc.
3.65%, 3/1/26	200,000	194,134
2.95%, 3/1/27	72,000	67,419
1.65%, 10/1/30	525,000	423,528
2.60%, 10/1/40	210,000	150,801
4.80%, 4/1/44	395,000	372,995
4.50%, 2/1/45	250,000	226,402
2.80%, 10/1/50	153,000	101,268
Global Payments, Inc.
4.45%, 6/1/28	85,000	79,755
3.20%, 8/15/29	572,000	490,473
5.40%, 8/15/32	200,000	192,390
4.15%, 8/15/49	43,000	30,955
Globe Life, Inc.
4.55%, 9/15/28	75,000	73,693
2.15%, 8/15/30	130,000	103,940
GLP Capital LP / GLP Financing II, Inc.
5.75%, 6/1/28	310,000	302,743
4.00%, 1/15/30	495,000	429,724
Goldman Sachs Group, Inc.
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(b)(e)	500,000	481,675
0.86%, 2/12/26, (0.855% fixed rate until 2/12/25; Secured Overnight Financing Rate + 0.609% thereafter)(b)	500,000	450,310
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(b)	400,000	350,760
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(b)(e)	250,000	230,537
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)(e)	210,000	197,316
3.80%, 3/15/30	322,000	293,236
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(b)	350,000	283,122
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	333,000	276,843
6.45%, 5/1/36	160,000	171,026
6.75%, 10/1/37	370,000	402,789
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(b)(e)	136,000	115,127
5.15%, 5/22/45	274,000	260,327
Golub Capital BDC, Inc.
2.05%, 2/15/27	200,000	166,330
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 3/24/24	500,000	485,675
GSK Consumer Healthcare Capital UK PLC
3.13%, 3/24/25	500,000	479,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
GXO Logistics, Inc.
2.65%, 7/15/31	$100,000	$74,895
Halliburton Co.
2.92%, 3/1/30(c)	125,000	108,476
4.85%, 11/15/35	208,000	195,880
6.70%, 9/15/38	56,000	60,889
7.45%, 9/15/39	33,000	38,317
4.75%, 8/1/43	167,000	147,180
5.00%, 11/15/45	117,000	105,475
Harley-Davidson, Inc.
4.63%, 7/28/45(c)	110,000	85,231
Hartford Financial Services Group, Inc.
4.30%, 4/15/43	140,000	115,576
4.40%, 3/15/48	130,000	110,327
3.60%, 8/19/49	75,000	55,962
Hasbro, Inc.
3.50%, 9/15/27	234,000	218,348
6.35%, 3/15/40	91,000	90,220
HCA, Inc.
5.38%, 2/1/25	755,000	754,169
5.88%, 2/15/26	250,000	252,180
4.50%, 2/15/27	152,000	146,378
5.63%, 9/1/28	250,000	250,115
4.13%, 6/15/29	551,000	506,000
2.38%, 7/15/31	420,000	330,889
5.13%, 6/15/39	95,000	85,203
5.50%, 6/15/47	69,000	62,696
5.25%, 6/15/49	263,000	231,687
3.50%, 7/15/51	170,000	114,643
Healthcare Realty Holdings LP
3.63%, 1/15/28	306,000	274,672
3.10%, 2/15/30	125,000	106,157
2.00%, 3/15/31	300,000	230,448
Healthpeak Properties, Inc.
3.25%, 7/15/26	128,000	121,288
2.88%, 1/15/31	280,000	237,205
6.75%, 2/1/41	32,000	33,987
Hershey Co.
1.70%, 6/1/30	50,000	40,557
Hess Corp.
4.30%, 4/1/27	8,000	7,696
7.13%, 3/15/33	200,000	219,584
6.00%, 1/15/40	296,000	300,381
Hewlett Packard Enterprise Co.
1.45%, 4/1/24	815,000	777,624
6.20%, 10/15/35	42,000	44,101
6.35%, 10/15/45	117,000	120,287
Highwoods Realty LP
4.13%, 3/15/28	25,000	22,805
4.20%, 4/15/29	45,000	39,777
3.05%, 2/15/30	105,000	84,705
Home Depot, Inc.
2.70%, 4/15/25	500,000	481,195
2.95%, 6/15/29	170,000	155,414
1.38%, 3/15/31	220,000	172,973
2.38%, 3/15/51	50,000	31,512
Hormel Foods Corp.
1.80%, 6/11/30	150,000	123,096
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	235,000	196,089
HP, Inc.
3.40%, 6/17/30	325,000	279,614
2.65%, 6/17/31	211,000	166,490
4.20%, 4/15/32	315,000	276,494
6.00%, 9/15/41	135,000	131,944
Hubbell, Inc.
3.50%, 2/15/28	161,000	150,727
Hudson Pacific Properties LP
4.65%, 4/1/29	214,000	187,978
3.25%, 1/15/30	100,000	78,593
Humana, Inc.
2.15%, 2/3/32	600,000	475,782
4.95%, 10/1/44	57,000	52,836
4.80%, 3/15/47	200,000	180,394
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(b)	100,000	94,353
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(b)(c)	300,000	287,187
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	120,000	110,040
2.04%, 8/16/28	195,000	163,207
4.20%, 5/1/30	230,000	211,703
Huntsman International LLC
4.50%, 5/1/29	454,000	411,787
Hyatt Hotels Corp.
4.38%, 9/15/28	220,000	201,676
Indiana Michigan Power Co.
3.85%, 5/15/28	242,000	230,810
Ingredion, Inc.
3.20%, 10/1/26	109,000	102,273
Intel Corp.
2.45%, 11/15/29(c)	180,000	155,884
3.90%, 3/25/30	334,000	316,392
2.00%, 8/12/31	270,000	217,723
Intercontinental Exchange, Inc.
3.00%, 9/15/60	25,000	16,516
International Business Machines Corp.
3.00%, 5/15/24	500,000	487,680
3.50%, 5/15/29	400,000	372,744
4.40%, 7/27/32	100,000	96,622
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	200,000	172,914
International Paper Co.
4.80%, 6/15/44	50,000	44,548
4.35%, 8/15/48(c)	234,000	199,445
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	70,065
4.75%, 3/30/30	93,000	88,260
5.40%, 10/1/48	210,000	194,269
Interstate Power and Light Co.
4.10%, 9/26/28	125,000	120,629
6.25%, 7/15/39	10,000	10,553
3.70%, 9/15/46	100,000	74,253
3.10%, 11/30/51	150,000	99,939
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	53,000	39,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
J.M. Smucker Co.
4.25%, 3/15/35	$172,000	$156,859
2.75%, 9/15/41	75,000	51,306
4.38%, 3/15/45	5,000	4,182
Jabil, Inc.
3.95%, 1/12/28	239,000	224,975
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	27,000	26,676
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/27(d)	425,000	375,462
3.63%, 1/15/32(d)	500,000	415,915
6.50%, 12/1/52(d)	250,000	245,427
Jefferies Financial Group, Inc.
4.85%, 1/15/27	102,000	99,622
4.15%, 1/23/30	203,000	181,265
2.75%, 10/15/32	120,000	90,568
6.25%, 1/15/36	318,000	324,350
JetBlue Pass Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	87,454	72,908
John Deere Capital Corp.
4.55%, 10/11/24	500,000	499,495
3.05%, 1/6/28	25,000	23,564
3.45%, 3/7/29	60,000	56,446
2.80%, 7/18/29	273,000	245,716
2.45%, 1/9/30	145,000	126,353
Johnson & Johnson
4.38%, 12/5/33	30,000	30,119
3.40%, 1/15/38	50,000	43,394
Johnson Controls International PLC
6.00%, 1/15/36	212,000	222,078
5.13%, 9/14/45	11,000	10,043
4.50%, 2/15/47	120,000	101,291
JPMorgan Chase & Co.
3.88%, 2/1/24	610,000	604,455
2.30%, 10/15/25, (2.301% fixed rate until 10/15/24; Secured Overnight Financing Rate + 1.16% thereafter)(b)	575,000	542,685
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	500,000	464,585
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(b)	500,000	441,035
8.00%, 4/29/27	101,000	113,980
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(b)(e)	250,000	235,805
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)(e)	360,000	334,573
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(b)(e)	585,000	551,000
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(b)	231,000	191,578
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(b)	500,000	389,035
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(b)	822,000	668,845
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(b)	25,000	18,603
Juniper Networks, Inc.
2.00%, 12/10/30	60,000	45,938
5.95%, 3/15/41	75,000	69,422
Kansas City Southern
2.88%, 11/15/29	120,000	104,827
4.30%, 5/15/43	25,000	21,155
3.50%, 5/1/50	69,000	50,503
4.20%, 11/15/69	65,000	49,803
Kellogg Co.
2.65%, 12/1/23	150,000	146,692
3.40%, 11/15/27	270,000	253,741
7.45%, 4/1/31, Series B	150,000	171,705
Kennametal, Inc.
4.63%, 6/15/28	121,000	114,568
Keurig Dr. Pepper, Inc.
3.13%, 12/15/23	38,000	37,274
0.75%, 3/15/24	229,000	216,607
3.20%, 5/1/30	634,000	558,991
KeyBank NA
3.90%, 4/13/29	400,000	362,396
KeyCorp
4.10%, 4/30/28	307,000	293,962
2.55%, 10/1/29	120,000	101,665
Kilroy Realty LP
4.25%, 8/15/29	50,000	44,623
3.05%, 2/15/30	270,000	219,953
Kimberly-Clark Corp.
3.20%, 4/25/29	97,000	89,354
Kimco Realty Corp.
2.80%, 10/1/26	150,000	138,145
1.90%, 3/1/28	41,000	34,506
2.70%, 10/1/30	50,000	41,333
4.13%, 12/1/46	10,000	7,590
3.70%, 10/1/49	150,000	106,977
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	124,000	136,276
5.80%, 3/15/35	50,000	49,859
6.50%, 2/1/37	25,000	25,580
5.00%, 8/15/42	210,000	184,388
4.70%, 11/1/42	100,000	85,511
5.40%, 9/1/44	105,000	96,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Kinder Morgan, Inc.
4.30%, 3/1/28	$132,000	$127,620
2.00%, 2/15/31(c)	395,000	311,631
7.75%, 1/15/32	247,000	282,877
5.30%, 12/1/34	173,000	165,379
5.55%, 6/1/45	73,000	68,277
5.05%, 2/15/46	55,000	48,787
5.20%, 3/1/48	75,000	67,004
3.25%, 8/1/50	190,000	126,700
Kirby Corp.
4.20%, 3/1/28	106,000	96,812
Kohl’s Corp.
5.55%, 7/17/45	257,000	171,206
Kraft Heinz Foods Co.
4.25%, 3/1/31	525,000	499,427
5.20%, 7/15/45	466,000	440,561
4.38%, 6/1/46	101,000	85,225
4.88%, 10/1/49	296,000	267,469
Kroger Co.
3.70%, 8/1/27(c)	245,000	233,997
5.40%, 7/15/40	50,000	48,495
5.00%, 4/15/42	66,000	60,970
5.15%, 8/1/43	200,000	188,292
4.65%, 1/15/48	119,000	104,804
5.40%, 1/15/49	10,000	9,720
Kyndryl Holdings, Inc.
2.05%, 10/15/26	42,000	34,322
4.10%, 10/15/41	45,000	26,966
L3Harris Technologies, Inc.
4.40%, 6/15/28	56,000	54,359
1.80%, 1/15/31	205,000	159,945
4.85%, 4/27/35	85,000	80,702
Laboratory Corp. of America Holdings
1.55%, 6/1/26	200,000	177,592
3.60%, 9/1/27(c)	335,000	319,208
4.70%, 2/1/45	4,000	3,546
Lam Research Corp.
4.00%, 3/15/29	414,000	399,315
Lear Corp.
4.25%, 5/15/29	298,000	271,654
Leggett & Platt, Inc.
3.50%, 11/15/27	270,000	250,968
3.50%, 11/15/51	175,000	127,634
Leidos, Inc.
2.30%, 2/15/31	320,000	248,406
Lennar Corp.
4.88%, 12/15/23	489,000	487,587
Life Storage LP
3.50%, 7/1/26	35,000	33,087
3.88%, 12/15/27	10,000	9,327
Lincoln National Corp.
3.63%, 12/12/26	88,000	83,115
3.80%, 3/1/28	13,000	12,148
3.05%, 1/15/30	210,000	174,936
4.35%, 3/1/48	178,000	137,706
Linde, Inc.
3.55%, 11/7/42	50,000	41,304
Lowe’s Cos., Inc.
4.00%, 4/15/25	650,000	640,718
3.10%, 5/3/27	70,000	65,792
3.65%, 4/5/29	336,000	314,691
4.50%, 4/15/30	440,000	428,938
2.63%, 4/1/31	195,000	164,192
5.00%, 4/15/40	105,000	99,975
2.80%, 9/15/41	65,000	45,919
4.05%, 5/3/47	141,000	114,372
5.13%, 4/15/50	252,000	238,521
3.00%, 10/15/50	585,000	391,845
LYB International Finance BV
5.25%, 7/15/43	200,000	177,856
LYB International Finance III LLC
2.25%, 10/1/30	100,000	80,110
4.20%, 10/15/49	110,000	82,657
3.80%, 10/1/60	260,000	171,761
LyondellBasell Industries NV
4.63%, 2/26/55	25,000	19,902
Magellan Midstream Partners LP
3.25%, 6/1/30	275,000	242,313
5.15%, 10/15/43	147,000	131,249
4.20%, 10/3/47	100,000	77,813
Marathon Oil Corp.
4.40%, 7/15/27	40,000	38,712
6.60%, 10/1/37	104,000	107,099
Marathon Petroleum Corp.
6.50%, 3/1/41	180,000	189,877
4.75%, 9/15/44	51,000	43,829
4.50%, 4/1/48	10,000	8,122
5.00%, 9/15/54	40,000	34,497
Markel Corp.
3.50%, 11/1/27	141,000	130,503
5.00%, 4/5/46	170,000	150,712
Marriott International, Inc.
4.63%, 6/15/30, Series FF	157,000	147,495
2.85%, 4/15/31, Series HH	361,000	295,525
3.50%, 10/15/32, Series GG	318,000	267,969
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	121,000	118,216
Martin Marietta Materials, Inc.
3.45%, 6/1/27	35,000	32,854
4.25%, 12/15/47	40,000	32,885
3.20%, 7/15/51	146,000	101,496
Marvell Technology, Inc.
2.95%, 4/15/31	450,000	368,968
Masco Corp.
1.50%, 2/15/28	430,000	357,747
Massachusetts Institute of Technology
5.60%, 7/1/2111	60,000	65,280
Mastercard, Inc.
3.50%, 2/26/28	22,000	21,179
2.95%, 6/1/29	209,000	191,722
1.90%, 3/15/31	50,000	41,484
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	56,471
1.85%, 2/15/31	235,000	183,453
McDonald’s Corp.
3.30%, 7/1/25	500,000	486,700
3.80%, 4/1/28	18,000	17,376
2.63%, 9/1/29	71,000	63,027
2.13%, 3/1/30(c)	150,000	127,798
3.60%, 7/1/30	216,000	202,280
4.70%, 12/9/35	146,000	142,334
4.88%, 7/15/40	125,000	119,421
3.70%, 2/15/42	200,000	163,014
4.45%, 3/1/47	44,000	39,233
4.45%, 9/1/48	250,000	222,865
3.63%, 9/1/49	181,000	140,997
4.20%, 4/1/50	43,000	37,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
McKesson Corp.
0.90%, 12/3/25	$70,000	$62,420
MDC Holdings, Inc.
3.85%, 1/15/30	50,000	40,744
3.97%, 8/6/61	180,000	100,285
Merck & Co., Inc.
1.45%, 6/24/30	225,000	182,558
2.15%, 12/10/31	290,000	241,248
Mercury General Corp.
4.40%, 3/15/27	60,000	56,581
MetLife, Inc.
6.40%, 12/15/66	146,000	138,218
10.75%, 8/1/69	25,000	33,339
Micron Technology, Inc.
5.33%, 2/6/29	287,000	279,033
Microsoft Corp.
4.50%, 10/1/40	50,000	50,179
Mid-America Apartments LP
3.95%, 3/15/29	260,000	244,403
1.70%, 2/15/31	150,000	117,921
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	94,639
3.65%, 4/15/29	100,000	94,668
6.75%, 12/30/31	125,000	142,272
Mississippi Power Co.
3.95%, 3/30/28	85,000	79,849
Molson Coors Beverage Co.
5.00%, 5/1/42	45,000	40,699
4.20%, 7/15/46	220,000	177,318
Mondelez International, Inc.
2.75%, 4/13/30	43,000	37,377
1.50%, 2/4/31	475,000	369,540
1.88%, 10/15/32(c)	175,000	135,046
Montefiore Obligated Group
4.29%, 9/1/50	25,000	15,519
Moody’s Corp.
3.25%, 1/15/28	58,000	53,680
2.00%, 8/19/31	200,000	159,924
4.25%, 8/8/32	200,000	188,900
5.25%, 7/15/44	50,000	48,833
3.25%, 5/20/50	305,000	216,349
Morgan Stanley
5.00%, 11/24/25	325,000	325,835
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	500,000	465,200
4.68%, 7/17/26, (4.679% fixed rate until 7/17/25; Secured Overnight Financing Rate + 1.669% thereafter)(b)	560,000	553,834
3.95%, 4/23/27	325,000	313,375
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(b)	500,000	476,715
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)(e)	350,000	331,940
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(b)	356,000	271,475
7.25%, 4/1/32	150,000	172,291
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(b)	225,000	172,575
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	260,000	203,024
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	429,000	352,260
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(b)	308,000	228,816
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(b)	50,000	32,507
Morgan Stanley Domestic Holdings, Inc.
3.80%, 8/24/27	105,000	99,778
Mosaic Co.
4.05%, 11/15/27	123,000	116,424
5.63%, 11/15/43	88,000	83,413
Motorola Solutions, Inc.
4.60%, 5/23/29	153,000	146,499
2.30%, 11/15/30	100,000	79,294
2.75%, 5/24/31	361,000	291,742
5.50%, 9/1/44	25,000	22,658
Mount Sinai Hospitals Group, Inc.
3.74%, 7/1/49, Series 2019	35,000	26,314
MPLX LP
4.25%, 12/1/27	175,000	167,048
4.00%, 3/15/28	130,000	121,884
4.80%, 2/15/29	215,000	207,281
2.65%, 8/15/30	210,000	173,302
4.95%, 9/1/32	250,000	237,785
5.20%, 3/1/47	10,000	8,708
5.20%, 12/1/47	227,000	199,233
4.70%, 4/15/48	275,000	222,871
Mylan, Inc.
4.55%, 4/15/28	191,000	181,036
5.20%, 4/15/48	150,000	116,644
Nasdaq, Inc.
1.65%, 1/15/31	640,000	495,507
2.50%, 12/21/40	50,000	33,355
National Fuel Gas Co.
3.95%, 9/15/27	150,000	138,438
4.75%, 9/1/28	105,000	99,653
National Health Investors, Inc.
3.00%, 2/1/31	365,000	267,501
National Retail Properties, Inc.
3.60%, 12/15/26	90,000	84,542
3.50%, 10/15/27	15,000	13,629
2.50%, 4/15/30	200,000	164,358
3.50%, 4/15/51	150,000	102,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	$40,000	$37,434
3.90%, 11/1/28	198,000	187,809
3.70%, 3/15/29	142,000	131,519
1.65%, 6/15/31	15,000	11,527
2.75%, 4/15/32	45,000	37,684
NewMarket Corp.
2.70%, 3/18/31	279,000	221,275
Newmont Corp.
2.80%, 10/1/29	171,000	147,452
2.60%, 7/15/32	220,000	176,975
6.25%, 10/1/39	98,000	103,646
5.45%, 6/9/44	150,000	144,295
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/25	401,000	399,372
1.90%, 6/15/28	196,000	168,323
3.50%, 4/1/29	267,000	245,496
2.75%, 11/1/29	360,000	314,384
2.44%, 1/15/32	100,000	81,719
3.00%, 1/15/52	85,000	58,345
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(b)(e)	268,000	216,456
NIKE, Inc.
2.85%, 3/27/30	280,000	252,353
NiSource, Inc.
3.60%, 5/1/30	515,000	463,629
5.25%, 2/15/43	25,000	23,940
4.80%, 2/15/44	15,000	13,421
5.65%, 2/1/45	74,000	73,654
4.38%, 5/15/47	131,000	111,616
Norfolk Southern Corp.
3.15%, 6/1/27	60,000	56,286
3.80%, 8/1/28(c)	34,000	32,593
2.55%, 11/1/29	193,000	167,665
4.84%, 10/1/41	120,000	112,826
3.95%, 10/1/42	62,000	52,382
3.94%, 11/1/47	10,000	8,222
4.10%, 5/15/49	83,000	69,401
3.05%, 5/15/50	255,000	177,141
2.90%, 8/25/51	110,000	73,874
3.70%, 3/15/53	45,000	34,797
4.10%, 5/15/2121	120,000	85,804
Northrop Grumman Corp.
2.93%, 1/15/25	450,000	432,823
3.20%, 2/1/27	100,000	94,250
7.75%, 2/15/31	170,000	199,247
5.15%, 5/1/40	275,000	273,823
5.05%, 11/15/40	26,000	25,424
4.03%, 10/15/47	39,000	33,228
5.25%, 5/1/50	205,000	208,415
NOV, Inc.
3.95%, 12/1/42	180,000	129,269
NSTAR Electric Co.
3.20%, 5/15/27	125,000	118,016
Nucor Corp.
5.20%, 8/1/43	225,000	217,676
2.98%, 12/15/55	22,000	13,812
NVIDIA Corp.
2.85%, 4/1/30	515,000	455,456
O’Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	47,593
4.20%, 4/1/30	225,000	213,759
1.75%, 3/15/31	175,000	136,677
Oglethorpe Power Corp.
5.95%, 11/1/39	50,000	48,551
5.25%, 9/1/50	80,000	69,980
Oklahoma Gas and Electric Co.
3.80%, 8/15/28	135,000	127,521
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	50,000	49,409
4.50%, 4/1/27	30,000	28,060
4.75%, 1/15/28	60,000	55,547
3.63%, 10/1/29	112,000	93,012
Omnicom Group, Inc.
2.45%, 4/30/30	380,000	317,026
ONEOK Partners LP
6.13%, 2/1/41	195,000	187,122
ONEOK, Inc.
4.00%, 7/13/27	265,000	250,197
4.55%, 7/15/28	157,000	149,351
3.40%, 9/1/29	259,000	226,192
4.95%, 7/13/47	25,000	20,942
7.15%, 1/15/51	165,000	172,044
Oracle Corp.
2.50%, 4/1/25	800,000	757,200
2.80%, 4/1/27	385,000	352,059
2.30%, 3/25/28	25,000	21,699
2.95%, 4/1/30	635,000	545,681
2.88%, 3/25/31	743,000	622,783
4.30%, 7/8/34	337,000	298,595
3.80%, 11/15/37	240,000	190,538
6.50%, 4/15/38	190,000	198,719
3.60%, 4/1/40	55,000	41,377
5.38%, 7/15/40	560,000	521,108
4.13%, 5/15/45	355,000	271,373
4.00%, 7/15/46	270,000	201,458
4.00%, 11/15/47	270,000	202,011
3.60%, 4/1/50	156,000	108,790
3.95%, 3/25/51	575,000	423,217
4.38%, 5/15/55	173,000	131,667
3.85%, 4/1/60	262,000	177,133
4.10%, 3/25/61	353,000	251,753
Oshkosh Corp.
4.60%, 5/15/28	46,000	44,072
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	382,404
3.11%, 2/15/40	15,000	11,343
Ovintiv, Inc.
7.20%, 11/1/31	248,000	265,561
Owens Corning
7.00%, 12/1/36	32,000	34,874
4.30%, 7/15/47	40,000	31,944
4.40%, 1/30/48	175,000	139,538
Owl Rock Capital Corp.
2.88%, 6/11/28	400,000	321,428
Owl Rock Capital Corp. III
3.13%, 4/13/27	200,000	166,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Pacific Gas and Electric Co.
3.45%, 7/1/25	$250,000	$237,047
2.10%, 8/1/27	50,000	42,795
4.55%, 7/1/30	525,000	481,540
2.50%, 2/1/31	785,000	617,614
4.40%, 3/1/32	45,000	39,842
4.50%, 7/1/40	257,000	205,590
4.20%, 6/1/41	60,000	45,773
3.75%, 8/15/42	350,000	244,020
4.60%, 6/15/43	50,000	38,598
4.75%, 2/15/44	25,000	19,645
4.00%, 12/1/46	100,000	69,888
4.95%, 7/1/50	135,000	107,974
3.50%, 8/1/50	203,000	132,551
Packaging Corp. of America
3.40%, 12/15/27	205,000	190,556
3.00%, 12/15/29	252,000	219,371
4.05%, 12/15/49	26,000	20,579
Paramount Global
2.90%, 1/15/27	92,000	83,157
3.38%, 2/15/28	200,000	178,286
3.70%, 6/1/28	84,000	76,132
7.88%, 7/30/30	232,000	251,739
4.95%, 1/15/31	248,000	223,944
4.20%, 5/19/32	35,000	29,096
4.38%, 3/15/43	173,000	122,131
5.85%, 9/1/43	82,000	69,406
5.25%, 4/1/44	30,000	23,648
4.95%, 5/19/50	190,000	142,846
Parker-Hannifin Corp.
3.65%, 6/15/24	500,000	489,205
3.25%, 3/1/27	145,000	136,355
3.25%, 6/14/29	222,000	200,981
4.10%, 3/1/47(d)	100,000	82,231
4.00%, 6/14/49	105,000	85,231
PayPal Holdings, Inc.
2.30%, 6/1/30	90,000	74,867
Pentair Finance Sarl
4.50%, 7/1/29	293,000	269,123
PepsiCo, Inc.
2.25%, 3/19/25	750,000	717,030
3.00%, 10/15/27	128,000	121,476
3.60%, 2/18/28	100,000	97,015
PerkinElmer, Inc.
2.55%, 3/15/31	200,000	163,334
Pfizer, Inc.
3.60%, 9/15/28	94,000	90,904
3.45%, 3/15/29	92,000	87,260
2.63%, 4/1/30	96,000	85,471
1.70%, 5/28/30	32,000	26,641
1.75%, 8/18/31	175,000	143,094
PG&E Wildfire Recovery Funding LLC
5.10%, 6/1/54, Series A-5	650,000	635,115
Philip Morris International, Inc.
1.75%, 11/1/30	410,000	321,735
Phillips 66
4.65%, 11/15/34	322,000	307,903
5.88%, 5/1/42	155,000	163,874
3.30%, 3/15/52	200,000	143,654
Phillips 66 Co.
3.75%, 3/1/28(d)	220,000	203,381
4.90%, 10/1/46(d)	100,000	90,678
Physicians Realty LP
3.95%, 1/15/28	75,000	69,041
Piedmont Operating Partnership LP
4.45%, 3/15/24	45,000	44,326
Pioneer Natural Resources Co.
1.90%, 8/15/30	278,000	223,053
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/26	171,000	165,258
3.55%, 12/15/29	170,000	148,762
6.65%, 1/15/37	252,000	253,429
4.70%, 6/15/44	42,000	32,616
PNC Financial Services Group, Inc.
5.67%, 10/28/25, (5.671% fixed rate until 10/28/24; Secured Overnight Financing Index + 1.09% thereafter)(b)	500,000	504,590
3.45%, 4/23/29	58,000	53,460
2.55%, 1/22/30	392,000	333,561
PPG Industries, Inc.
2.55%, 6/15/30	25,000	21,252
PPL Capital Funding, Inc.
3.10%, 5/15/26	87,000	81,458
4.13%, 4/15/30	100,000	92,934
President and Fellows of Harvard College
2.52%, 10/15/50	125,000	83,804
Principal Financial Group, Inc.
3.70%, 5/15/29	156,000	146,473
Progress Energy, Inc.
7.75%, 3/1/31	19,000	21,849
Progressive Corp.
6.63%, 3/1/29	105,000	115,739
Prologis LP
3.25%, 6/30/26	41,000	39,055
4.00%, 9/15/28	45,000	43,186
4.38%, 2/1/29	110,000	106,227
1.75%, 2/1/31	260,000	205,145
1.63%, 3/15/31	50,000	38,682
Prudential Financial, Inc.
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(b)(e)	600,000	527,112
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(b)	150,000	138,643
Public Service Co. of Colorado
3.70%, 6/15/28(c)	251,000	240,119
Public Service Electric and Gas Co.
3.20%, 5/15/29	300,000	275,178
Public Service Enterprise Group, Inc.
1.60%, 8/15/30	100,000	78,385
Public Storage
3.09%, 9/15/27	50,000	46,838
2.25%, 11/9/31	185,000	150,246
Puget Energy, Inc.
2.38%, 6/15/28	104,000	89,161
PulteGroup, Inc.
6.00%, 2/15/35	190,000	185,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
QUALCOMM, Inc.
1.30%, 5/20/28	$50,000	$42,644
Quanta Services, Inc.
3.05%, 10/1/41	160,000	109,144
Quest Diagnostics, Inc.
2.95%, 6/30/30	485,000	422,731
4.70%, 3/30/45	25,000	21,360
Raytheon Technologies Corp.
3.20%, 3/15/24	500,000	490,590
3.50%, 3/15/27	190,000	181,830
7.20%, 8/15/27	21,000	23,387
4.13%, 11/16/28	338,000	327,620
2.25%, 7/1/30	175,000	147,448
4.45%, 11/16/38	152,000	140,304
4.88%, 10/15/40	18,000	17,212
4.70%, 12/15/41	50,000	46,354
4.50%, 6/1/42	196,000	181,496
4.15%, 5/15/45	119,000	102,239
3.75%, 11/1/46	31,000	24,771
4.35%, 4/15/47	102,000	89,893
4.05%, 5/4/47	130,000	109,115
4.63%, 11/16/48	30,000	27,629
3.13%, 7/1/50	85,000	61,484
2.82%, 9/1/51	50,000	34,139
3.03%, 3/15/52	84,000	59,226
Realty Income Corp.
4.60%, 2/6/24	50,000	49,777
4.13%, 10/15/26	55,000	53,381
3.00%, 1/15/27	46,000	42,627
3.65%, 1/15/28	236,000	221,491
Regency Centers LP
4.13%, 3/15/28	25,000	23,366
2.95%, 9/15/29	122,000	102,873
4.40%, 2/1/47	38,000	30,115
4.65%, 3/15/49	90,000	73,712
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	224,000	176,234
2.80%, 9/15/50	150,000	96,591
Regions Financial Corp.
7.38%, 12/10/37	40,000	46,181
Reinsurance Group of America, Inc.
3.90%, 5/15/29	75,000	68,954
3.15%, 6/15/30	400,000	343,500
Republic Services, Inc.
3.95%, 5/15/28	34,000	32,698
1.45%, 2/15/31	280,000	218,400
1.75%, 2/15/32(c)	293,000	229,117
Rockwell Automation, Inc.
3.50%, 3/1/29	168,000	158,249
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	135,162
1.40%, 9/15/27	44,000	37,638
2.00%, 6/30/30	500,000	404,315
Ross Stores, Inc.
1.88%, 4/15/31	275,000	217,739
Royalty Pharma PLC
2.20%, 9/2/30	290,000	230,086
3.30%, 9/2/40	101,000	73,004
3.55%, 9/2/50	245,000	164,145
RPM International, Inc.
3.75%, 3/15/27	73,000	68,554
4.55%, 3/1/29	45,000	42,055
4.25%, 1/15/48	23,000	17,628
S&P Global, Inc.
2.95%, 1/22/27	5,000	4,727
4.25%, 5/1/29(d)	210,000	203,146
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	50,000	49,422
4.20%, 3/15/28	232,000	220,103
4.50%, 5/15/30	412,000	390,349
Sabra Health Care LP
5.13%, 8/15/26	163,000	154,382
3.90%, 10/15/29	100,000	82,609
Santander Holdings USA, Inc.
4.40%, 7/13/27	202,000	194,358
Sempra Energy
3.25%, 6/15/27	40,000	37,252
3.40%, 2/1/28	156,000	145,127
3.80%, 2/1/38	213,000	174,749
ServiceNow, Inc.
1.40%, 9/1/30	284,000	221,435
Sherwin-Williams Co.
2.95%, 8/15/29	145,000	127,877
2.30%, 5/15/30	240,000	199,486
4.50%, 6/1/47	220,000	191,992
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	24,000	22,632
Simon Property Group LP
3.38%, 6/15/27	166,000	155,907
1.75%, 2/1/28	25,000	21,361
2.45%, 9/13/29	82,000	68,960
SITE Centers Corp.
4.70%, 6/1/27	115,000	108,952
Skyworks Solutions, Inc.
1.80%, 6/1/26	197,000	173,675
3.00%, 6/1/31	110,000	86,258
Snap-on, Inc.
3.25%, 3/1/27	150,000	143,257
Sonoco Products Co.
2.25%, 2/1/27	50,000	44,953
3.13%, 5/1/30	11,000	9,550
2.85%, 2/1/32	150,000	122,973
Southern California Edison Co.
3.65%, 3/1/28, Series B	125,000	117,449
4.20%, 3/1/29, Series A	180,000	171,761
6.65%, 4/1/29	208,000	216,792
Southern Co.
4.48%, 8/1/24(b)	500,000	492,665
3.70%, 4/30/30, Series A	25,000	22,764
4.25%, 7/1/36	247,000	220,349
4.40%, 7/1/46	80,000	67,950
Southern Co. Gas Capital Corp.
5.88%, 3/15/41	150,000	151,996
4.40%, 5/30/47	3,000	2,444
Southern Power Co.
5.15%, 9/15/41	50,000	45,691
5.25%, 7/15/43	110,000	99,999
4.95%, 12/15/46, Series F	260,000	225,774
Southwest Airlines Co.
5.13%, 6/15/27	225,000	227,563
3.45%, 11/16/27	100,000	92,952
Southwest Gas Corp.
3.80%, 9/29/46	50,000	35,580
4.15%, 6/1/49	150,000	109,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	$408,000	$366,816
4.10%, 9/15/28, Series M	79,000	75,862
3.85%, 2/1/48, Series L	150,000	112,758
3.25%, 11/1/51	150,000	102,423
Spectra Energy Partners LP
5.95%, 9/25/43	100,000	99,415
Spirit Realty LP
3.40%, 1/15/30	45,000	37,606
Stanley Black & Decker, Inc.
4.25%, 11/15/28	159,000	155,138
2.30%, 3/15/30	25,000	20,997
Starbucks Corp.
4.00%, 11/15/28	158,000	153,074
3.55%, 8/15/29	289,000	272,073
4.30%, 6/15/45(c)	50,000	43,671
4.50%, 11/15/48	60,000	53,306
4.45%, 8/15/49	247,000	217,926
3.35%, 3/12/50	10,000	7,306
3.50%, 11/15/50	35,000	26,396
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	540,000	458,892
Steel Dynamics, Inc.
3.45%, 4/15/30	26,000	22,930
3.25%, 1/15/31	270,000	231,169
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	589,000	484,712
Stifel Financial Corp.
4.00%, 5/15/30	175,000	154,191
STORE Capital Corp.
4.50%, 3/15/28	30,000	27,397
4.63%, 3/15/29	25,000	22,959
Stryker Corp.
4.63%, 3/15/46	218,000	198,347
2.90%, 6/15/50(c)	28,000	19,423
Summa Health
3.51%, 11/15/51	110,000	75,386
SVB Financial Group
3.13%, 6/5/30	390,000	319,437
1.80%, 2/2/31(c)	431,000	310,833
Synchrony Financial
3.70%, 8/4/26	119,000	108,684
3.95%, 12/1/27	232,000	208,686
5.15%, 3/19/29	390,000	374,322
Sysco Corp.
3.25%, 7/15/27	109,000	101,580
5.95%, 4/1/30	123,000	129,387
5.38%, 9/21/35	72,000	72,236
4.50%, 4/1/46	25,000	21,459
6.60%, 4/1/50	232,000	263,067
T-Mobile USA, Inc.
3.50%, 4/15/25	750,000	726,667
2.25%, 2/15/26	500,000	458,640
3.75%, 4/15/27	797,000	755,397
3.88%, 4/15/30	703,000	646,141
2.55%, 2/15/31	738,000	611,005
2.25%, 11/15/31	145,000	115,723
2.70%, 3/15/32	75,000	61,878
4.38%, 4/15/40	190,000	165,106
3.00%, 2/15/41	148,000	107,236
4.50%, 4/15/50	580,000	490,709
3.30%, 2/15/51	198,000	138,038
3.40%, 10/15/52	313,000	218,940
3.60%, 11/15/60	85,000	59,050
Targa Resources Corp.
4.95%, 4/15/52	20,000	16,274
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.88%, 2/1/31	940,000	856,810
Target Corp.
2.25%, 4/15/25	500,000	476,120
3.38%, 4/15/29	130,000	121,008
TC PipeLines LP
3.90%, 5/25/27	117,000	111,335
TD SYNNEX Corp.
1.75%, 8/9/26	112,000	95,768
2.65%, 8/9/31	58,000	45,114
Teledyne FLIR LLC
2.50%, 8/1/30	235,000	192,465
Teledyne Technologies, Inc.
2.25%, 4/1/28	178,000	154,232
2.75%, 4/1/31	340,000	280,643
Texas Instruments, Inc.
2.25%, 9/4/29	105,000	91,378
Textron, Inc.
3.65%, 3/15/27	250,000	234,970
3.38%, 3/1/28	205,000	186,101
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(c)	240,000	197,388
2.80%, 10/15/41	45,000	34,037
Time Warner Cable Enterprises LLC
8.38%, 7/15/33	75,000	84,106
Time Warner Cable LLC
6.55%, 5/1/37	201,000	194,281
7.30%, 7/1/38	155,000	158,204
5.50%, 9/1/41	160,000	137,470
4.50%, 9/15/42	125,000	94,435
Timken Co.
4.50%, 12/15/28	206,000	196,823
TJX Cos., Inc.
1.60%, 5/15/31	270,000	212,611
Toledo Hospital
5.33%, 11/15/28, Series B	100,000	82,430
Toll Brothers Finance Corp.
4.88%, 3/15/27	145,000	136,426
3.80%, 11/1/29	100,000	84,742
Toyota Motor Credit Corp.
4.40%, 9/20/24	750,000	746,257
1.90%, 1/13/27	178,000	160,040
2.15%, 2/13/30	110,000	93,756
1.65%, 1/10/31	155,000	123,808
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	58,000	55,300
5.75%, 6/15/43	50,000	50,678
Trane Technologies Luxembourg Finance SA
3.80%, 3/21/29	180,000	167,089
4.50%, 3/21/49	150,000	125,865
Transatlantic Holdings, Inc.
8.00%, 11/30/39	30,000	37,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	$420,000	$398,475
4.60%, 3/15/48	200,000	171,674
Trimble, Inc.
4.90%, 6/15/28	185,000	179,918
Truist Bank
3.30%, 5/15/26	40,000	37,537
Truist Financial Corp.
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(b)	490,000	482,753
Tyson Foods, Inc.
4.35%, 3/1/29	260,000	252,928
4.88%, 8/15/34	126,000	123,908
4.55%, 6/2/47	50,000	44,323
5.10%, 9/28/48	286,000	271,863
U.S. Bancorp
5.73%, 10/21/26(b)	750,000	766,417
2.49%, 11/3/36, (2.491% fixed rate until 11/3/31; 5-year Constant Maturity Treasury Rate + 0.95% thereafter)(b)	327,000	254,128
UDR, Inc.
2.95%, 9/1/26	40,000	37,176
3.50%, 1/15/28	25,000	22,771
4.40%, 1/26/29	129,000	122,489
3.20%, 1/15/30	260,000	226,226
3.00%, 8/15/31	95,000	79,827
Union Pacific Corp.
6.63%, 2/1/29	187,000	206,319
2.38%, 5/20/31	110,000	93,597
4.05%, 3/1/46	49,000	41,471
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	147,761	137,897
4.00%, 10/11/27, Series 2014-1, Class A	54,155	50,094
3.75%, 3/3/28, Series 2014-2, Class A	22,494	20,552
3.45%, 1/7/30, Series 2016-1, Class A	22,085	17,825
United Parcel Service, Inc.
3.05%, 11/15/27(c)	49,000	46,846
3.40%, 3/15/29	110,000	103,672
UnitedHealth Group, Inc.
1.15%, 5/15/26	100,000	90,120
3.45%, 1/15/27	93,000	89,499
3.38%, 4/15/27	95,000	90,994
3.70%, 5/15/27	10,000	9,716
3.85%, 6/15/28	70,000	67,632
3.88%, 12/15/28	40,000	38,528
3.05%, 5/15/41	25,000	19,238
3.25%, 5/15/51	25,000	18,534
Universal Health Services, Inc.
2.65%, 1/15/32(d)	365,000	279,995
University of Notre Dame du Lac
3.39%, 2/15/48, Series 2017	12,000	9,505
Unum Group
5.75%, 8/15/42	122,000	112,016
4.50%, 12/15/49	75,000	55,826
Utah Acquisition Sub, Inc.
5.25%, 6/15/46	110,000	86,230
Valero Energy Corp.
2.15%, 9/15/27	154,000	136,564
4.35%, 6/1/28	132,000	128,812
2.80%, 12/1/31	250,000	207,687
6.63%, 6/15/37	18,000	19,419
4.90%, 3/15/45	93,000	85,713
3.65%, 12/1/51	77,000	56,708
Valero Energy Partners LP
4.50%, 3/15/28	50,000	49,154
Valmont Industries, Inc.
5.00%, 10/1/44	55,000	48,587
Ventas Realty LP
3.50%, 2/1/25	100,000	95,968
4.00%, 3/1/28	115,000	107,517
4.40%, 1/15/29	160,000	150,669
3.00%, 1/15/30	140,000	119,091
2.50%, 9/1/31	370,000	292,359
Verisk Analytics, Inc.
5.50%, 6/15/45	125,000	119,436
3.63%, 5/15/50	45,000	32,235
Verizon Communications, Inc.
0.85%, 11/20/25	295,000	264,792
4.13%, 3/16/27	188,000	184,567
4.33%, 9/21/28	436,000	424,241
3.88%, 2/8/29	587,000	555,255
4.02%, 12/3/29	223,000	210,552
3.15%, 3/22/30	350,000	312,133
1.68%, 10/30/30	204,000	160,564
1.75%, 1/20/31	505,000	396,213
2.55%, 3/21/31	947,000	789,552
2.36%, 3/15/32	675,000	543,564
4.50%, 8/10/33	192,000	182,755
4.40%, 11/1/34	130,000	120,346
2.65%, 11/20/40	630,000	432,810
3.40%, 3/22/41	390,000	301,575
2.85%, 9/3/41	364,000	259,386
4.00%, 3/22/50	502,000	405,631
2.88%, 11/20/50	220,000	143,070
3.55%, 3/22/51	626,000	464,661
2.99%, 10/30/56	256,000	162,465
3.00%, 11/20/60	46,000	28,840
3.70%, 3/22/61	383,000	276,756
VF Corp.
2.80%, 4/23/27	130,000	118,661
2.95%, 4/23/30(c)	160,000	134,491
Viatris, Inc.
2.70%, 6/22/30	200,000	159,830
3.85%, 6/22/40	50,000	34,625
4.00%, 6/22/50	225,000	147,247
VICI Properties LP
4.38%, 5/15/25	500,000	481,900
Virginia Electric and Power Co.
2.40%, 3/30/32	167,000	136,750
6.00%, 1/15/36, Series B	92,000	96,064
4.20%, 5/15/45, Series B	50,000	41,887
VMware, Inc.
4.50%, 5/15/25	500,000	495,375
3.90%, 8/21/27	114,000	107,347
2.20%, 8/15/31	180,000	138,058
Vontier Corp.
2.95%, 4/1/31	225,000	163,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Voya Financial, Inc.
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 2.084% thereafter)(b)(e)	$40,000	$29,950
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,151
4.50%, 6/15/47	80,000	68,723
4.70%, 3/1/48	30,000	26,181
W.R. Berkley Corp.
4.75%, 8/1/44	8,000	7,118
4.00%, 5/12/50	175,000	139,195
3.15%, 9/30/61	35,000	21,704
Walgreens Boots Alliance, Inc.
3.20%, 4/15/30	150,000	130,504
4.50%, 11/18/34	50,000	44,724
4.80%, 11/18/44	52,000	44,822
4.10%, 4/15/50	125,000	94,224
Walt Disney Co.
3.35%, 3/24/25	500,000	487,190
2.00%, 9/1/29	139,000	117,889
3.80%, 3/22/30	25,000	23,542
Warnermedia Holdings, Inc.
3.64%, 3/15/25(d)	500,000	477,950
4.28%, 3/15/32(d)	510,000	433,633
5.05%, 3/15/42(d)	525,000	420,026
5.14%, 3/15/52(d)	250,000	193,925
5.39%, 3/15/62(d)	425,000	329,213
Waste Connections, Inc.
3.50%, 5/1/29	261,000	242,406
2.20%, 1/15/32	531,000	427,986
Waste Management, Inc.
3.15%, 11/15/27	175,000	163,949
1.15%, 3/15/28	121,000	101,560
1.50%, 3/15/31	275,000	218,410
4.15%, 7/15/49	50,000	44,669
2.50%, 11/15/50(c)	50,000	32,179
WEC Energy Group, Inc.
1.38%, 10/15/27	85,000	72,257
Wells Fargo & Co.
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)(e)	650,000	606,053
3.00%, 4/22/26	610,000	573,937
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	500,000	484,480
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(b)	500,000	442,220
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(b)	283,000	269,042
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	424,000	362,825
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(b)	100,000	74,316
5.95%, 12/1/86	100,000	95,274
Welltower, Inc.
4.25%, 4/15/28	50,000	47,412
4.13%, 3/15/29	175,000	162,396
3.10%, 1/15/30	409,000	348,799
2.80%, 6/1/31	225,000	182,243
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	209,000	199,664
Westlake Corp.
5.00%, 8/15/46	85,000	72,804
4.38%, 11/15/47	85,000	65,298
3.13%, 8/15/51	150,000	96,640
WestRock MWV LLC
8.20%, 1/15/30	36,000	40,945
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	81,274
4.00%, 11/15/29	120,000	110,399
4.00%, 4/15/30	50,000	45,662
7.38%, 3/15/32	61,000	68,105
Whirlpool Corp.
2.40%, 5/15/31	165,000	131,099
4.60%, 5/15/50(c)	185,000	146,962
Williams Cos., Inc.
3.75%, 6/15/27	149,000	141,063
2.60%, 3/15/31	560,000	461,832
6.30%, 4/15/40	55,000	57,385
5.75%, 6/24/44	47,000	46,074
5.10%, 9/15/45	195,000	176,091
Willis North America, Inc.
4.65%, 6/15/27	183,000	177,938
4.50%, 9/15/28	100,000	95,249
2.95%, 9/15/29	150,000	127,971
Wisconsin Power and Light Co.
3.00%, 7/1/29	110,000	98,087
Workday, Inc.
3.50%, 4/1/27	489,000	462,711
WRKCo, Inc.
3.00%, 9/15/24	123,000	117,807
4.00%, 3/15/28	74,000	69,241
3.90%, 6/1/28	98,000	90,631
4.90%, 3/15/29	162,000	156,848
3.00%, 6/15/33	155,000	124,758
Xcel Energy, Inc.
1.75%, 3/15/27	150,000	132,564
3.40%, 6/1/30	80,000	71,797
2.35%, 11/15/31	85,000	68,632
6.50%, 7/1/36	100,000	109,179
Xylem, Inc.
1.95%, 1/30/28	95,000	82,668
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	108,000	106,428
Zoetis, Inc.
3.00%, 9/12/27	231,000	213,920
3.90%, 8/20/28	131,000	125,087
4.70%, 2/1/43	25,000	23,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
3.95%, 9/12/47	$100,000	$82,737
4.45%, 8/20/48	75,000	66,291

Total United States		262,248,609

TOTAL CORPORATE BONDS (Cost: $348,111,794)		307,861,580

FOREIGN GOVERNMENT AGENCIES - 0.2%

Canada - 0.0%
Hydro-Quebec
9.38%, 4/15/30, Series HK	10,000	13,228

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(f)	177,000	99,281

Japan - 0.2%
Japan Bank for International Cooperation
1.88%, 7/21/26	250,000	227,805
2.88%, 6/1/27	320,000	300,739
2.88%, 7/21/27	250,000	234,590
1.88%, 4/15/31	910,000	752,106
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	228,717

Total Japan		1,743,957

Panama - 0.0%
Panama Government International Bond
4.50%, 1/19/63	315,000	231,654

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,436,137)		2,088,120

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Chile - 0.1%
Chile Government International Bond
3.24%, 2/6/28	200,000	188,448
2.45%, 1/31/31	200,000	170,154
2.55%, 1/27/32	200,000	168,952

Total Chile		527,554

Hungary - 0.0%
Hungary Government International Bond
7.63%, 3/29/41	138,000	151,244

Indonesia - 0.3%
Indonesia Government International Bond
4.10%, 4/24/28	460,000	451,555
2.85%, 2/14/30	240,000	216,938
3.85%, 10/15/30	300,000	283,473
4.35%, 1/11/48	625,000	539,075
5.35%, 2/11/49	200,000	193,656
4.20%, 10/15/50	220,000	184,701
4.45%, 4/15/70	322,000	271,971

Total Indonesia		2,141,369

Israel - 0.0%
State of Israel
2.50%, 1/15/30	200,000	179,284

Italy - 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	550,000	461,148
5.38%, 6/15/33	153,000	150,275
4.00%, 10/17/49	350,000	255,878

Total Italy		867,301

Mexico - 0.5%
Mexico Government International Bond
3.75%, 1/11/28	260,000	248,373
4.50%, 4/22/29	320,000	312,362
3.25%, 4/16/30	450,000	402,961
2.66%, 5/24/31	860,000	718,220
4.75%, 4/27/32	355,000	343,867
7.50%, 4/8/33, Series MTNA	105,000	118,263
6.75%, 9/27/34, Series MTNA	380,000	408,701
6.05%, 1/11/40	102,000	102,947
4.28%, 8/14/41	275,000	223,814
4.75%, 3/8/44, Series MTN	214,000	181,671
5.55%, 1/21/45	200,000	187,770
4.60%, 1/23/46	500,000	410,200
4.35%, 1/15/47	205,000	162,270
4.60%, 2/10/48	200,000	162,984
4.50%, 1/31/50	200,000	160,698
4.40%, 2/12/52	250,000	193,783
3.77%, 5/24/61	260,000	176,389
5.75%, 10/12/2110, Series GMTN	310,000	270,611

Total Mexico		4,785,884

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	156,000	182,405
9.38%, 4/1/29	285,000	342,576
3.30%, 1/19/33	500,000	416,165
6.70%, 1/26/36	235,000	251,386
4.50%, 5/15/47	200,000	158,186
4.30%, 4/29/53	295,000	221,153
4.50%, 4/1/56	325,000	244,091

Total Panama		1,815,962

Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	104,000	101,699
2.84%, 6/20/30	620,000	536,226
2.78%, 1/23/31	100,000	84,841
8.75%, 11/21/33	240,000	299,074
3.00%, 1/15/34	246,000	201,486
6.55%, 3/14/37	55,000	59,278
5.63%, 11/18/50	70,000	70,321
2.78%, 12/1/60	210,000	127,147
3.60%, 1/15/72	313,000	211,469
3.23%, 7/28/2121	60,000	36,554

Total Peru		1,728,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Philippines - 0.4%
Philippine Government International Bond
3.00%, 2/1/28	$750,000	$698,085
9.50%, 2/2/30	282,000	354,122
2.46%, 5/5/30	200,000	173,614
1.95%, 1/6/32	376,000	306,620
6.38%, 1/15/32	285,000	312,417
5.00%, 1/13/37	500,000	490,375
3.95%, 1/20/40	480,000	408,355
3.70%, 3/1/41	200,000	164,324
3.70%, 2/2/42	325,000	266,529

Total Philippines		3,174,441

Uruguay - 0.1%
Uruguay Government International Bond
4.38%, 1/23/31	255,000	255,490
7.63%, 3/21/36	180,000	229,478
4.13%, 11/20/45	70,000	65,279
5.10%, 6/18/50	165,000	164,462
4.98%, 4/20/55	390,000	379,033

Total Uruguay		1,093,742

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $19,006,695)		16,464,876

SUPRANATIONAL BONDS - 0.1%
European Investment Bank
4.88%, 2/15/36	150,000	163,746
Inter-American Development Bank
3.88%, 10/28/41	100,000	94,513
3.20%, 8/7/42	372,000	317,528
4.38%, 1/24/44	100,000	101,188

TOTAL SUPRANATIONAL BONDS (Cost: $933,751)		676,975

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

United States - 4.6%
Bank
2.04%, 2/15/54, Series 2021-BN31, Class A4	1,000,000	799,665
2.93%, 2/15/55, Series 2022-BNK39, Class A4	325,000	274,634
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	919,224
2.76%, 9/15/62, Series 2019-BN20, Class A2	1,993,333	1,723,287
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1	300,000	282,392
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	935,028
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	309,044
3.79%, 4/15/55, Series 2022-B34, Class A5^(b)	750,000	678,501
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	923,300
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	566,193
2.69%, 8/10/56, Series 2019-GC41, Class A2	244,337	232,499
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	216,572
Commercial Mortgage Trust
3.96%, 3/10/47, Series 2014-UBS2, Class A5	1,000,000	975,358
3.70%, 5/10/47, Series 2014-CR17, Class A4	1,007,225	984,130
3.18%, 2/10/48, Series 2015-LC19, Class A4	1,000,000	948,709
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	238,564
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	117,779	112,846
4.22%, 8/15/51, Series 2018-CX12, Class A4^(b)	779,577	738,792
3.33%, 6/15/52, Series 2019-C16, Class A3	1,000,000	888,961
2.56%, 3/15/53, Series 2020-C19, Class A3	500,000	419,738
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.31%, 9/25/25, Series K051, Class A2	250,000	241,322
2.57%, 7/25/26, Series K057, Class A2	950,000	891,814
3.43%, 1/25/27, Series K063, Class A2^(b)	1,000,000	963,174
3.12%, 6/25/27, Series K066, Class A2	750,000	712,559
3.35%, 1/25/28, Series K073, Class A2	1,750,000	1,675,592
3.93%, 7/25/28, Series K080, Class A2^(b)	1,000,000	980,134
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,824,431
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,723,059
1.66%, 12/25/30, Series K124, Class A2	1,100,000	897,928
2.11%, 1/25/31, Series K127, Class A2	1,600,000	1,351,842
1.89%, 1/25/32, Series K138, Class AM	1,000,000	808,661
2.12%, 4/25/55, Series K749, Class A2^(b)	350,000	308,372
2.58%, 6/25/55, Series K145, Class A2	1,200,000	1,035,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.27%, 2/25/29, Series 2019 -M5, Class A2	$2,000,000	$1,896,309
2.44%, 10/25/29, Series 2020-M1, Class A2	2,600,000	2,305,025
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	119,900
1.52%, 11/25/30, Series 2021-M1G, Class A2^(b)	1,000,000	802,590
2.94%, 7/25/39, Series 2016-M11, Class AL	180,692	175,659
GS Mortgage Securities Trust
2.90%, 2/13/53, Series 2020-GC45, Class A2	630,000	589,427
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4^(b)	132,000	123,482
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	1,000,000	974,780
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	108,046	102,537
3.31%, 4/15/48, Series 2015-C22, Class A4	1,000,000	946,095
3.21%, 10/15/48, Series 2015-C26, Class A3	694,668	673,141
Morgan Stanley Capital I Trust
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	462,210
2.57%, 10/15/54, Series 2021-L7, Class A5	1,000,000	812,096
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	920,000
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	1,525,000	1,393,552
3.72%, 12/15/48, Series 2015-NXS4, Class A4	500,000	474,880
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	774,582
3.75%, 3/15/51, Series 2018-C43, Class A3	555,313	524,119
4.00%, 4/15/55, Series 2022-C62, Class A4^(b)	100,000	90,684

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $43,598,558)		40,743,051

MUNICIPAL BONDS - 0.2%

United States - 0.2%
Alameda County Joint Powers Authority
7.05%, 12/1/44, Series A	150,000	184,555
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	125,964
Los Angeles Department of Water & Power
6.57%, 7/1/45, Series A	70,000	83,275
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	213,000	222,960
Port Authority of New York & New Jersey
5.65%, 11/1/40	130,000	139,563
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	95,000	90,487
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	60,000	51,432
State of Illinois
5.10%, 6/1/33	595,000	574,209
6.63%, 2/1/35	100,000	102,234
University of California
4.86%, 5/15/2112, Series AD	56,000	48,775
University of Virginia
3.23%, 9/1/2119, Series A	150,000	87,786

TOTAL MUNICIPAL BONDS (Cost: $2,010,590)		1,711,240

ASSET-BACKED SECURITIES - 2.9%

United States - 2.9%
American Express Credit Account Master Trust
0.90%, 11/15/26, Series 2021-1, Class A	1,570,000	1,451,175
3.39%, 5/15/27, Series 2022-2, Class A	2,000,000	1,933,305
BA Credit Card Trust
3.53%, 11/15/27, Series 2022-A1, Class A1	1,150,000	1,114,398
Barclays Dryrock Issuance Trust
3.07%, 2/15/28, Series 2022-1, Class A	1,250,000	1,198,970
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27, Series 2022-A2, Class A	1,850,000	1,790,046
2.06%, 8/15/28, Series 2019-A3, Class A3	1,000,000	910,092
1.39%, 7/15/30, Series 2021-A2, Class A2	1,250,000	1,045,459
CarMax Auto Owner Trust
2.03%, 6/16/25, Series 2020-1, Class A4	585,000	562,661
3.97%, 4/15/27, Series 2022-3, Class A3	1,095,000	1,065,828
CNH Equipment Trust
0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	882,480
Discover Card Execution Note Trust
1.96%, 2/15/27, Series 2022-A1, Class A1	350,000	328,572
Ford Credit Auto Owner Trust
3.93%, 8/15/27, Series 2022-B, Class A4	750,000	728,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

Investments in Long Securities	Principal Amount	Value
GM Financial Automobile Leasing Trust
3.42%, 6/20/25, Series 2022-2, Class A3	$500,000	$486,870
4.01%, 9/22/25, Series 2022-3, Class A3	850,000	830,713
GM Financial Consumer Automobile Receivables Trust
0.58%, 1/16/26, Series 2020-3, Class A4	1,000,000	939,944
3.71%, 12/16/27, Series 2022-3, Class A4	1,250,000	1,201,598
Honda Auto Receivables Owner Trust
0.46%, 4/19/27, Series 2020-3, Class A4	250,000	237,581
Hyundai Auto Receivables Trust
0.60%, 2/16/27, Series 2021-B, Class A4	1,000,000	902,759
Toyota Auto Receivables Owner Trust
0.53%, 10/15/26, Series 2021-B, Class A4	1,500,000	1,356,583
3.76%, 4/15/27, Series 2022-C, Class A3	250,000	243,353
3.77%, 2/15/28, Series 2022-C, Class A4	774,000	745,242
Verizon Master Trust
1.53%, 7/20/28, Series 2022-2, Class A	500,000	464,432
Volkswagen Auto Lease Trust
3.65%, 1/20/27, Series 2022-A, Class A4	1,250,000	1,212,174
World Omni Auto Receivables Trust
0.44%, 8/17/26, Series 2021-C, Class A3	990,000	938,940
0.61%, 10/15/26, Series 2020-C, Class A4	400,000	370,441
0.64%, 9/15/27, Series 2021-C, Class A4	1,000,000	913,186
World Omni Automobile Lease Securitization Trust
0.42%, 8/15/24, Series 2021-A, Class A3	650,000	626,603
3.21%, 2/18/25, Series 2022-A, Class A3	1,000,000	971,686

TOTAL ASSET-BACKED SECURITIES (Cost: $26,221,256)		25,453,631

REPURCHASE AGREEMENT - 1.9%

United States - 1.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/22 (tri-party custodian: The Bank of New York Mellon Corp.), 3.80% due 12/1/22; Proceeds at maturity - $16,451,736 (fully collateralized by U.S. Treasury Inflation Indexed Bond, 0.63% due 4/15/32; Market value including accrued interest - $16,779,097) (Cost: $16,450,000)	16,450,000	16,450,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(g) (Cost: $4,029,578)	4,029,578	4,029,578

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 103.8% (Cost: $1,025,640,036)		916,896,286

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (2.8)%

Federal National Mortgage Association - (1.1)%
2.50%, 12/13/52(a)	$(2,875,000)	(2,453,317)
2.50%, 1/12/53(a)	(4,900,000)	(4,185,622)
3.00%, 1/12/53(a)	(3,000,000)	(2,653,911)

Total Federal National Mortgage Association		(9,292,850)

Uniform Mortgage-Backed Securities - (1.7)%
2.50%, 12/16/35(a)	(3,250,000)	(2,997,997)
3.00%, 12/15/37(a)	(3,400,000)	(3,196,342)
4.00%, 12/15/37(a)	(400,000)	(391,301)
3.50%, 2/25/49(a)	(1,000,000)	(915,474)
3.00%, 12/13/52(a)	(3,000,000)	(2,652,012)
1.50%, 1/12/53(a)	(800,000)	(621,312)
2.00%, 1/12/53(a)	(4,400,000)	(3,619,267)
4.00%, 1/12/53(a)	(1,000,000)	(945,442)

Total Uniform Mortgage-Backed Securities		(15,339,147)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $24,288,093)		(24,631,997)
Other Assets less Liabilities - (1.0)%		(8,846,804)

NET ASSETS - 100.0%		$883,417,485

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of November 30, 2022 on securities with variable or step rates.
(c)

Security, or portion thereof, was on loan at November 30, 2022. At November 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,938,337 and the total market value of the collateral held by the Fund was $5,035,604. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,006,026.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(f)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2022.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$314,544,642	$—	$314,544,642
U.S. Government Obligations	—	186,872,593	—	186,872,593
Corporate Bonds	—	307,861,580	—	307,861,580
Foreign Government Agencies	—	2,088,120	—	2,088,120
Foreign Government Obligations	—	16,464,876	—	16,464,876
Supranational Bonds	—	676,975	—	676,975
Commercial Mortgage-Backed Securities	—	40,743,051	—	40,743,051
Municipal Bonds	—	1,711,240	—	1,711,240
Asset-Backed Securities	—	25,453,631	—	25,453,631
Repurchase Agreement	—	16,450,000	—	16,450,000
Investment of Cash Collateral for Securities Loaned	—	4,029,578	—	4,029,578

Total Investments in Securities	$—	$916,896,286	$—	$916,896,286

Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(24,631,997)	$—	$(24,631,997)

Total - Net	$—	$892,264,289	$—	$892,264,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 18.7%

Federal Farm Credit Bank - 2.0%
2.85%, 5/23/25	$511,000	$493,299
3.13%, 8/26/27	1,000,000	964,880

Total Federal Farm Credit Bank		1,458,179

Federal Home Loan Bank - 1.1%
3.66%, 12/1/22(a)	675,000	675,000
0.38%, 9/4/25	200,000	180,656

Total Federal Home Loan Bank		855,656

Federal Home Loan Mortgage Corporation - 4.9%
0.38%, 4/20/23	2,186,000	2,150,740
0.38%, 7/21/25	40,000	36,253
0.38%, 9/23/25	1,643,000	1,478,798

Total Federal Home Loan Mortgage Corporation		3,665,791

Federal National Mortgage Association - 2.6%
2.63%, 9/6/24	1,850,000	1,794,611
1.63%, 1/7/25	175,000	165,286

Total Federal National Mortgage Association		1,959,897

Tennessee Valley Authority - 0.1%
0.75%, 5/15/25	86,000	78,878

Uniform Mortgage-Backed Securities - 8.0%
2.50%, 12/16/35(b)	1,016,000	937,220
3.00%, 12/1/37(b)	5,329,000	5,009,797

Total Uniform Mortgage-Backed Securities		5,947,017

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $14,150,952)		13,965,418

U.S. GOVERNMENT OBLIGATIONS - 42.3%

U.S. Treasury Bills - 7.1%
3.72%, 12/8/22*	725,000	724,493
3.65%, 12/13/22*	500,000	499,413
4.16%, 2/2/23*	4,100,000	4,071,175

Total U.S. Treasury Bills		5,295,081

U.S. Treasury Notes - 35.2%
1.75%, 12/31/24	1,300,000	1,234,492
0.50%, 3/31/25	17,666,000	16,232,708
0.75%, 4/30/26	1,122,900	1,006,618
0.63%, 7/31/26	2,782,900	2,466,562
1.25%, 12/31/26	2,345,000	2,109,676
2.50%, 3/31/27	1,250,000	1,181,055
2.75%, 4/30/27	1,175,000	1,121,482
3.25%, 6/30/27	9,000	8,770
2.75%, 7/31/27	1,044,900	996,002

Total U.S. Treasury Notes		26,357,365

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $33,813,128)		31,652,446

CORPORATE BONDS - 38.5%

Canada - 2.0%
Bank of Montreal
1.85%, 5/1/25	1,000	935
1.25%, 9/15/26	100,000	87,887
Bank of Nova Scotia
2.20%, 2/3/25	206,000	194,336
4.50%, 12/16/25	58,000	57,297
1.05%, 3/2/26	40,000	35,465
Canadian Imperial Bank of Commerce
3.10%, 4/2/24	78,000	76,123
Canadian Natural Resources Ltd.
3.90%, 2/1/25	30,000	29,371
Enbridge, Inc.
2.50%, 1/15/25	42,000	39,914
2.50%, 2/14/25	50,000	47,430
Magna International, Inc.
4.15%, 10/1/25	25,000	24,605
Royal Bank of Canada
1.15%, 6/10/25	457,000	418,804
Toronto-Dominion Bank
1.15%, 6/12/25	343,000	312,740
1.95%, 1/12/27, Series FXD	160,000	143,336
TransCanada PipeLines Ltd.
4.88%, 1/15/26	30,000	29,810

Total Canada		1,498,053

China - 0.3%
Baidu, Inc.
4.13%, 6/30/25	90,000	86,551
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	97,268

Total China		183,819

France - 0.2%
BPCE SA
4.00%, 4/15/24	170,000	167,134

Germany - 0.2%
Deutsche Bank AG
2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(c)	140,000	134,351

Ireland - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 9/15/23	130,000	128,294
6.50%, 7/15/25	150,000	150,968

Total Ireland		279,262

Japan - 1.2%
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	536,000	503,508
1.41%, 7/17/25	50,000	45,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2022

Investments	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	$315,000	$301,984
Toyota Motor Corp.
1.34%, 3/25/26	73,000	65,962

Total Japan		916,914

Netherlands - 0.3%
Cooperatieve Rabobank UA
4.63%, 12/1/23	100,000	99,278
ING Groep NV
3.55%, 4/9/24	140,000	137,003

Total Netherlands		236,281

Spain - 0.3%
Banco Santander SA
2.71%, 6/27/24	200,000	192,328

United Kingdom - 1.7%
BAT Capital Corp.
3.22%, 8/15/24	35,000	33,763
BAT International Finance PLC
1.67%, 3/25/26	100,000	88,697
Diageo Capital PLC
1.38%, 9/29/25	200,000	183,396
HSBC Holdings PLC
4.25%, 3/14/24	213,000	209,824
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(c)	50,000	45,071
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(c)	500,000	453,155
Lloyds Bank PLC
3.50%, 5/14/25	200,000	193,130
Lloyds Banking Group PLC
3.90%, 3/12/24	50,000	49,076
Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(c)	41,000	38,088

Total United Kingdom		1,294,200

United States - 31.9%
3M Co.
2.65%, 4/15/25	50,000	48,023
Abbott Laboratories
3.88%, 9/15/25	600,000	592,338
AbbVie, Inc.
3.80%, 3/15/25	100,000	97,939
3.20%, 5/14/26	125,000	118,971
Adobe, Inc.
1.90%, 2/1/25	112,000	106,410
Aetna, Inc.
3.50%, 11/15/24	7,000	6,827
Air Lease Corp.
3.00%, 9/15/23	50,000	49,026
Air Products and Chemicals, Inc.
1.50%, 10/15/25	104,000	95,556
Ally Financial, Inc.
1.45%, 10/2/23	17,000	16,442
Amazon.com, Inc.
0.80%, 6/3/25	50,000	45,866
American Express Co.
3.00%, 10/30/24	76,000	73,785
3.63%, 12/5/24	143,000	139,888
American Honda Finance Corp.
1.20%, 7/8/25	80,000	73,258
American International Group, Inc.
3.90%, 4/1/26	75,000	72,953
American Tower Corp.
3.65%, 3/15/27	131,000	122,844
Ameriprise Financial, Inc.
3.00%, 4/2/25	50,000	48,136
Amgen, Inc.
2.60%, 8/19/26	75,000	69,890
2.20%, 2/21/27	25,000	22,763
Applied Materials, Inc.
3.30%, 4/1/27	40,000	38,502
Ares Capital Corp.
3.88%, 1/15/26	8,000	7,370
AT&T, Inc.
2.30%, 6/1/27	150,000	135,327
AvalonBay Communities, Inc.
3.35%, 5/15/27	50,000	46,704
Bank of America Corp.
3.88%, 8/1/25	323,000	318,753
0.98%, 9/25/25, (0.981% fixed rate until 9/25/24; Secured Overnight Financing Rate + 0.91% thereafter)(c)	50,000	45,862
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)(d)	207,000	197,534
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(c)(d)	80,000	76,494
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month U.S. dollar London Interbank Offered Rate + 0.64% thereafter)(c)(d)	771,000	715,210
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(c)	100,000	95,226
Bank of New York Mellon Corp.
1.60%, 4/24/25	50,000	46,461
3.35%, 4/25/25	150,000	145,831
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	117,000	116,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2022

Investments	Principal Amount	Value
Berry Global, Inc.
1.57%, 1/15/26	$80,000	$71,614
BGC Partners, Inc.
5.38%, 7/24/23	1,000	994
Blackstone Secured Lending Fund
3.65%, 7/14/23	9,000	8,899
Boeing Co.
2.75%, 2/1/26	357,000	331,564
Boston Properties LP
3.65%, 2/1/26	50,000	47,584
BP Capital Markets America, Inc.
3.41%, 2/11/26	50,000	48,372
3.12%, 5/4/26	25,000	23,908
3.54%, 4/6/27	125,000	119,832
Bristol-Myers Squibb Co.
3.20%, 6/15/26	100,000	96,168
Broadcom, Inc.
3.15%, 11/15/25	17,000	16,202
3.46%, 9/15/26	60,000	56,774
Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(c)	450,000	421,677
Caterpillar Financial Services Corp.
1.70%, 1/8/27	175,000	157,411
Celanese U.S. Holdings LLC
6.05%, 3/15/25	50,000	49,776
Charles Schwab Corp.
3.00%, 3/10/25	91,000	87,722
4.20%, 3/24/25	50,000	49,862
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 7/23/25	75,000	73,829
Cigna Corp.
4.13%, 11/15/25	55,000	54,007
1.25%, 3/15/26	37,000	33,207
Cisco Systems, Inc.
3.50%, 6/15/25	130,000	127,373
Citigroup, Inc.
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(c)	300,000	278,547
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(c)	200,000	190,514
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(c)	78,000	73,994
3.20%, 10/21/26	75,000	70,123
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	251,000	219,133
4.45%, 9/29/27	105,000	101,209
Comcast Corp.
3.38%, 8/15/25	138,000	133,825
3.95%, 10/15/25	42,000	41,334
3.15%, 3/1/26	255,000	244,831
Crown Castle, Inc.
3.20%, 9/1/24	48,000	46,589
CSX Corp.
3.25%, 6/1/27	50,000	47,234
Cummins, Inc.
0.75%, 9/1/25	140,000	126,613
CVS Health Corp.
4.10%, 3/25/25	80,000	79,238
3.88%, 7/20/25	30,000	29,499
Dell International LLC / EMC Corp.
6.02%, 6/15/26	25,000	25,548
Discovery Communications LLC
2.95%, 3/20/23	30,000	30,000
Dominion Energy, Inc.
3.90%, 10/1/25	90,000	87,828
Duke Energy Corp.
0.90%, 9/15/25	100,000	90,391
DuPont de Nemours, Inc.
4.49%, 11/15/25	30,000	29,830
Ecolab, Inc.
1.65%, 2/1/27	30,000	26,721
Edison International
4.70%, 8/15/25	25,000	24,552
Energy Transfer LP
2.90%, 5/15/25	155,000	146,481
Entergy Louisiana LLC
5.59%, 10/1/24	36,000	36,690
Enterprise Products Operating LLC
3.95%, 2/15/27	50,000	48,408
EOG Resources, Inc.
4.15%, 1/15/26	25,000	24,669
Equinix, Inc.
1.25%, 7/15/25	44,000	39,828
ERP Operating LP
3.38%, 6/1/25	12,000	11,567
Evergy Metro, Inc.
3.65%, 8/15/25	160,000	155,630
Exelon Corp.
3.40%, 4/15/26	21,000	20,131
Fidelity National Information Services, Inc.
1.15%, 3/1/26	23,000	20,328
Fifth Third Bancorp
2.38%, 1/28/25	100,000	94,607
Franklin Resources, Inc.
2.85%, 3/30/25	140,000	134,280
FS KKR Capital Corp.
3.40%, 1/15/26	36,000	32,843
General Dynamics Corp.
3.25%, 4/1/25	150,000	145,881
3.50%, 5/15/25	189,000	185,067
General Motors Co.
6.13%, 10/1/25	99,000	100,421
General Motors Financial Co., Inc.
3.80%, 4/7/25	175,000	169,262
1.25%, 1/8/26	125,000	109,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2022

Investments	Principal Amount	Value
Georgia Power Co.
2.20%, 9/15/24, Series A	$78,000	$74,536
Gilead Sciences, Inc.
3.65%, 3/1/26	130,000	126,187
Global Payments, Inc.
4.80%, 4/1/26	20,000	19,600
Goldman Sachs Group, Inc.
3.50%, 4/1/25	209,000	202,594
3.75%, 5/22/25	250,000	243,447
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	680,000	599,685
HCA, Inc.
5.25%, 4/15/25	133,000	133,108
Home Depot, Inc.
2.88%, 4/15/27	200,000	188,020
Honeywell International, Inc.
2.50%, 11/1/26	100,000	93,548
HP, Inc.
2.20%, 6/17/25	142,000	132,719
Humana, Inc.
1.35%, 2/3/27	25,000	21,641
Intel Corp.
3.70%, 7/29/25	100,000	98,215
Intercontinental Exchange, Inc.
3.75%, 12/1/25	50,000	48,965
International Business Machines Corp.
3.00%, 5/15/24	235,000	229,210
Intuit, Inc.
0.95%, 7/15/25	181,000	165,602
John Deere Capital Corp.
3.45%, 3/13/25	139,000	135,992
4.05%, 9/8/25	75,000	74,223
JPMorgan Chase & Co.
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(c)(d)	100,000	98,948
3.88%, 9/10/24	719,000	708,157
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)(d)	55,000	54,341
3.13%, 1/23/25	76,000	73,858
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(c)	444,000	412,551
Juniper Networks, Inc.
1.20%, 12/10/25	45,000	40,243
KeyBank NA
3.30%, 6/1/25	250,000	241,065
Kinder Morgan, Inc.
1.75%, 11/15/26	50,000	44,322
L3Harris Technologies, Inc.
3.85%, 12/15/26	25,000	24,087
Laboratory Corp. of America Holdings
3.60%, 2/1/25	25,000	24,260
Lam Research Corp.
3.75%, 3/15/26	7,000	6,858
Lennox International, Inc.
1.35%, 8/1/25	100,000	90,786
Lockheed Martin Corp.
3.55%, 1/15/26	25,000	24,445
5.10%, 11/15/27	25,000	25,737
Lowe’s Cos., Inc.
3.35%, 4/1/27	80,000	76,067
Marriott International, Inc.
5.00%, 10/15/27	50,000	49,717
Mastercard, Inc.
2.00%, 3/3/25	30,000	28,550
McDonald’s Corp.
3.50%, 7/1/27	75,000	71,877
Merck & Co., Inc.
1.70%, 6/10/27	300,000	268,908
Meta Platforms, Inc.
3.50%, 8/15/27(e)	50,000	47,019
MetLife, Inc.
3.60%, 11/13/25	25,000	24,401
Mondelez International, Inc.
1.50%, 5/4/25	25,000	23,260
Morgan Stanley
3.62%, 4/17/25, (3.62% fixed rate until 4/17/24; Secured Overnight Financing Rate + 1.16% thereafter)(c)	320,000	311,926
4.00%, 7/23/25	284,000	278,246
3.88%, 1/27/26	80,000	77,660
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(c)	306,000	284,702
MPLX LP
1.75%, 3/1/26	100,000	89,715
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	50,000	48,191
NetApp, Inc.
1.88%, 6/22/25	80,000	73,786
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/25	75,000	74,695
NiSource, Inc.
0.95%, 8/15/25	170,000	153,586
Northrop Grumman Corp.
2.93%, 1/15/25	25,000	24,046
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	379,000	337,723
Oracle Corp.
2.50%, 4/1/25	544,000	514,896
Pacific Gas and Electric Co.
4.95%, 6/8/25	100,000	98,464
Parker-Hannifin Corp.
4.25%, 9/15/27	50,000	48,674
PECO Energy Co.
3.15%, 10/15/25	35,000	33,708
PepsiCo, Inc.
2.25%, 3/19/25	40,000	38,242
3.50%, 7/17/25	40,000	39,250
Pfizer, Inc.
3.00%, 12/15/26	380,000	364,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2022

Investments	Principal Amount	Value
Philip Morris International, Inc.
1.50%, 5/1/25	$30,000	$27,778
3.38%, 8/11/25	10,000	9,602
Plains All American Pipeline LP / PAA Finance Corp.
4.65%, 10/15/25	30,000	29,586
PNC Financial Services Group, Inc.
3.90%, 4/29/24	100,000	98,729
Prologis LP
2.13%, 4/15/27	75,000	67,744
Prudential Financial, Inc.
1.50%, 3/10/26	75,000	67,869
Public Service Electric and Gas Co.
0.95%, 3/15/26	467,000	417,307
Public Storage
1.50%, 11/9/26	80,000	71,753
QUALCOMM, Inc.
3.45%, 5/20/25	200,000	195,476
Ralph Lauren Corp.
3.75%, 9/15/25	109,000	106,694
Raytheon Technologies Corp.
3.50%, 3/15/27	50,000	47,850
Realty Income Corp.
3.88%, 7/15/24	88,000	86,367
Ryder System, Inc.
1.75%, 9/1/26	80,000	71,064
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	75,000	75,292
Santander Holdings USA, Inc.
3.45%, 6/2/25	244,000	233,079
Schlumberger Finance Canada Ltd.
1.40%, 9/17/25	15,000	13,770
Simon Property Group LP
3.38%, 6/15/27	50,000	46,960
Southwest Airlines Co.
5.25%, 5/4/25	34,000	34,215
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	80,000	71,925
Starbucks Corp.
3.80%, 8/15/25	8,000	7,896
State Street Corp.
3.55%, 8/18/25	218,000	212,395
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	336,000	318,269
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(c)	50,000	46,607
Stryker Corp.
3.50%, 3/15/26	10,000	9,688
Sysco Corp.
3.75%, 10/1/25	56,000	54,400
T-Mobile USA, Inc.
3.50%, 4/15/25	75,000	72,667
2.25%, 2/15/26	50,000	45,864
Target Corp.
1.95%, 1/15/27	280,000	256,312
Toyota Motor Credit Corp.
3.00%, 4/1/25	50,000	48,200
0.80%, 10/16/25	250,000	224,777
3.05%, 3/22/27	150,000	141,100
Truist Bank
1.50%, 3/10/25	250,000	231,842
Truist Financial Corp.
4.00%, 5/1/25	335,000	329,375
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	350,000	337,242
U.S. Bancorp
2.40%, 7/30/24	50,000	48,329
1.45%, 5/12/25	100,000	92,895
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	75,000	76,642
Union Pacific Corp.
2.15%, 2/5/27	100,000	91,567
UnitedHealth Group, Inc.
3.75%, 7/15/25	150,000	147,409
UPMC
3.60%, 4/3/25, Series D-1	300,000	291,171
Verizon Communications, Inc.
1.45%, 3/20/26	75,000	67,923
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	50,000	47,931
Walt Disney Co.
3.70%, 10/15/25	209,000	204,170
Wells Fargo & Co.
3.00%, 2/19/25	774,000	745,950
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(c)	416,000	392,829
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(c)(d)	322,000	300,230
Welltower, Inc.
3.63%, 3/15/24	50,000	49,015
Williams Cos., Inc.
4.00%, 9/15/25	50,000	48,807
3.75%, 6/15/27	75,000	71,005
Zoetis, Inc.
4.50%, 11/13/25	22,000	21,888

Total United States		23,882,403

TOTAL CORPORATE BONDS (Cost: $30,926,003)		28,784,745

FOREIGN GOVERNMENT AGENCIES - 0.4%

Japan - 0.4%
Japan Bank for International Cooperation
1.75%, 10/17/24, Series DTC	200,000	189,246
2.13%, 2/10/25, Series DTC	140,000	132,920

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $348,918)		322,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2022

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%

Chile - 0.2%
Chile Government International Bond
3.13%, 3/27/25	$110,000	$107,173

Colombia - 0.2%
Colombia Government International Bond
2.63%, 3/15/23	100,000	99,181
4.00%, 2/26/24	78,000	75,934

Total Colombia		175,115

Indonesia - 0.2%
Indonesia Government International Bond
2.95%, 1/11/23	150,000	150,034

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $445,342)		432,322

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%

United States - 6.7%
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	500,000	461,344
2.03%, 10/15/53, Series 2020-B20, Class A5	788,000	633,852
2.58%, 4/15/54, Series 2021-B25, Class A5	2,200,000	1,827,673
Commercial Mortgage Trust
3.42%, 8/10/47, Series 2014-UBS4, Class A4	200,000	193,348
GS Mortgage Securities Trust
5.49%, 11/10/46, Series 2013-GC16, Class C^(c)	200,000	194,275
Morgan Stanley Bank of America Merrill Lynch Trust
2.74%, 4/15/48, Series 2015-C22, Class A2	244,365	244,365
Morgan Stanley Capital I Trust
4.48%, 12/15/50, Series 2017-HR2, Class C^(c)	160,000	137,949
Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	14,599	14,307
2.63%, 4/15/54, Series 2021-C59, Class A5	376,000	310,338
WFRBS Commercial Mortgage Trust
3.50%, 8/15/47, Series 2014-C21, Class D(e)	627,000	535,230
WMRK Commercial Mortgage Trust
6.29%, 11/15/27, Series 2022-WMRK, Class A^(c)(e)	500,000	498,053

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,874,570)		5,050,734

ASSET-BACKED SECURITIES - 0.1%

United States - 0.1%
CarMax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4	62,000	60,767

TOTAL INVESTMENTS IN SECURITIES - 107.3% (Cost: $85,620,890)		80,268,598
Other Assets less Liabilities - (7.3)%		(5,443,072)

NET ASSETS - 100.0%		$74,825,526

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2022.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of November 30, 2022 on securities with variable or step rates.
(d)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$13,965,418	$—	$13,965,418
U.S. Government Obligations	—	31,652,446	—	31,652,446
Corporate Bonds	—	28,784,745	—	28,784,745
Foreign Government Agencies	—	322,166	—	322,166
Foreign Government Obligations	—	432,322	—	432,322
Commercial Mortgage-Backed Securities	—	5,050,734	—	5,050,734
Asset-Backed Securities	—	60,767	—	60,767

Total Investments in Securities	$—	$80,268,598	$—	$80,268,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2022

Investments	Shares	Value
COMMON STOCKS - 70.2%

United States - 70.2%

Capital Markets - 23.5%
Ares Capital Corp.	15,688	$308,269
Blackstone Secured Lending Fund	11,838	283,402
FS KKR Capital Corp.(a)	14,682	291,585
Golub Capital BDC, Inc.	22,045	308,630
Hercules Capital, Inc.(a)	21,612	306,026
Main Street Capital Corp.	7,510	287,182
Owl Rock Capital Corp.(a)	23,962	309,349
Prospect Capital Corp.(a)	40,380	312,541

Total Capital Markets		2,406,984

Mortgage Real Estate Investment Trusts (REITs) - 46.7%
AGNC Investment Corp.	26,399	263,726
Angel Oak Mortgage, Inc.(a)	19,921	145,423
Annaly Capital Management, Inc.	12,059	261,319
Apollo Commercial Real Estate Finance, Inc.	26,221	324,092
Arbor Realty Trust, Inc.(a)	20,245	301,246
Blackstone Mortgage Trust, Inc., Class A	10,216	258,158
Chimera Investment Corp.	38,040	260,574
Claros Mortgage Trust, Inc.	19,579	338,325
Ellington Financial, Inc.	20,638	281,502
Ladder Capital Corp.	26,477	293,895
MFA Financial, Inc.	27,174	303,805
New York Mortgage Trust, Inc.	105,533	296,548
Ready Capital Corp.	23,601	316,254
Redwood Trust, Inc.(a)	40,809	322,391
Rithm Capital Corp.	33,067	299,256
Starwood Property Trust, Inc.	12,718	272,292
Two Harbors Investment Corp.	15,436	253,150

Total Mortgage Real Estate Investment Trusts (REITs)		4,791,956

TOTAL COMMON STOCKS (Cost: $7,964,265)		7,198,940

CLOSED-END MUTUAL FUNDS - 29.3%

United States - 29.3%
BlackRock Corporate High Yield Fund, Inc.	33,704	306,706
Blackstone Strategic Credit Fund	26,548	292,559
Eaton Vance Limited Duration Income Fund	29,940	311,376
Guggenheim Strategic Opportunities Fund	18,213	296,872
Invesco Senior Income Trust	80,216	316,051
Nuveen Credit Strategies Income Fund	57,564	307,968
Nuveen Floating Rate Income Fund	35,856	304,776
Oxford Lane Capital Corp.	52,303	268,838
PIMCO Corporate & Income Opportunity Fund	23,232	306,662
PIMCO Dynamic Income Fund	14,791	293,601
TOTAL CLOSED-END MUTUAL FUNDS (Cost: $3,413,409)		3,005,409

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.9%

United States - 7.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(b) (Cost: $809,837)	809,837	809,837

TOTAL INVESTMENTS IN SECURITIES - 107.4% (Cost: $12,187,511)		11,014,186
Other Assets less Liabilities - (7.4)%		(761,354)

NET ASSETS - 100.0%		$10,252,832

(a)

Security, or portion thereof, was on loan at November 30, 2022. At November 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,307,692 and the total market value of the collateral held by the Fund was $1,336,639. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $526,802.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,198,940	$—	$—	$7,198,940
Closed-End Mutual Funds	3,005,409	—	—	3,005,409
Investment of Cash Collateral for Securities Loaned	—	809,837	—	809,837

Total Investments in Securities	$10,204,349	$809,837	$—	$11,014,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 92.2%

U.S. Treasury Bills - 92.2%
4.23%, 2/16/23*	$46,500,000	$46,090,116
4.31%, 2/23/23*	43,000,000	42,586,564

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $88,667,385)		88,676,680

	Shares
EXCHANGE-TRADED FUND - 4.2%

United States - 4.2%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $4,023,961)	80,246	4,032,361

TOTAL INVESTMENTS IN SECURITIES - 96.4% (Cost: $92,691,346)		92,709,041
Other Assets less Liabilities - 3.6%		3,448,955

NET ASSETS - 100.0%		$96,157,996

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2022 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2022	Dividend Income
WisdomTree Floating Rate Treasury Fund	$4,652,949	$—	$621,075	$(592)	$1,079	$4,032,361	$35,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree PutWrite Strategy Fund (PUTW)

November 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
SPDR S&P 500 ETF Trust	(1,245)	$(49,177,500)	$395	12/16/2022	$(1,174,035)	$760,072	$(413,963)
SPDR S&P 500 ETF Trust	(1,218)	(49,024,500)	402.50	1/6/2023	(1,275,246)	314,244	(961,002)

					$(2,449,281)	$1,074,316	$(1,374,965)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$88,676,680	$—	$88,676,680
Exchange-Traded Fund	4,032,361	—	—	4,032,361

Total Investments in Securities	$4,032,361	$88,676,680	$—	$92,709,041

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,374,965)	$—	$(1,374,965)

Total - Net	$4,032,361	$87,301,715	$—	$91,334,076

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.8%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	5	$4,655

Brazil - 0.0%

Banks - 0.0%
NU Holdings Ltd., Class A*	248	1,104

China - 0.2%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	44	2,425

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	26	4,572

Total China		6,997

Ireland - 0.0%

Technology Hardware, Storage & Peripherals - 0.0%
Seagate Technology Holdings PLC	19	1,007

Israel - 0.0%

Software - 0.0%
Check Point Software Technologies Ltd.*	11	1,461

South Korea - 0.1%

Internet & Direct Marketing Retail - 0.1%
Coupang, Inc.*	113	2,201

United Kingdom - 0.4%

Chemicals - 0.4%
Linde PLC	57	19,179

United States - 98.0%

Aerospace & Defense - 1.6%
Boeing Co.*	67	11,985
General Dynamics Corp.	28	7,067
Howmet Aerospace, Inc.	44	1,657
L3Harris Technologies, Inc.	20	4,542
Lockheed Martin Corp.	27	13,100
Northrop Grumman Corp.	16	8,533
Raytheon Technologies Corp.	160	15,795
Textron, Inc.	21	1,499
TransDigm Group, Inc.	5	3,142

Total Aerospace & Defense		67,320

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	13	1,303
Expeditors International of Washington, Inc.	17	1,973
FedEx Corp.	26	4,738
United Parcel Service, Inc., Class B	79	14,988

Total Air Freight & Logistics		23,002

Airlines - 0.2%
Delta Air Lines, Inc.*	73	2,582
Southwest Airlines Co.*	63	2,514
United Airlines Holdings, Inc.*	40	1,767

Total Airlines		6,863

Auto Components - 0.1%
Aptiv PLC*	32	3,413

Automobiles - 1.7%
Ford Motor Co.	441	6,130
General Motors Co.	155	6,287
Rivian Automotive, Inc., Class A*	45	1,442
Tesla, Inc.*	303	58,994

Total Automobiles		72,853

Banks - 3.5%
Bank of America Corp.	796	30,129
Citigroup, Inc.	220	10,650
Citizens Financial Group, Inc.	59	2,501
Fifth Third Bancorp	73	2,654
First Citizens BancShares, Inc., Class A	2	1,633
First Horizon Corp.	53	1,317
First Republic Bank	19	2,425
Huntington Bancshares, Inc.	157	2,430
JPMorgan Chase & Co.	334	46,152
KeyCorp	108	2,032
M&T Bank Corp.	19	3,230
PNC Financial Services Group, Inc.	47	7,908
Regions Financial Corp.	104	2,414
SVB Financial Group*	5	1,159
Truist Financial Corp.	151	7,068
U.S. Bancorp	159	7,217
Wells Fargo & Co.	432	20,714

Total Banks		151,633

Beverages - 1.7%
Brown-Forman Corp., Class B	33	2,410
Coca-Cola Co.	448	28,497
Constellation Brands, Inc., Class A	19	4,889
Keurig Dr. Pepper, Inc.	95	3,674
Monster Beverage Corp.*	43	4,423
PepsiCo, Inc.	149	27,641

Total Beverages		71,534

Biotechnology - 2.3%
AbbVie, Inc.	201	32,397
Alnylam Pharmaceuticals, Inc.*	8	1,765
Amgen, Inc.	58	16,611
Biogen, Inc.*	14	4,272
Biohaven Ltd.*	3	48
BioMarin Pharmaceutical, Inc.*	17	1,717
Gilead Sciences, Inc.	133	11,681
Horizon Therapeutics PLC*	25	2,507
Incyte Corp.*	24	1,912
Moderna, Inc.*	39	6,861
Regeneron Pharmaceuticals, Inc.*	10	7,517
Seagen, Inc.*	19	2,306
Vertex Pharmaceuticals, Inc.*	25	7,910

Total Biotechnology		97,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2022

Investments	Shares	Value
Building Products - 0.3%
Carlisle Cos., Inc.	5	$1,315
Carrier Global Corp.	72	3,191
Johnson Controls International PLC	74	4,917
Masco Corp.	25	1,269
Trane Technologies PLC	23	4,104

Total Building Products		14,796

Capital Markets - 3.0%
Ameriprise Financial, Inc.	12	3,983
Bank of New York Mellon Corp.	84	3,856
BlackRock, Inc.	17	12,172
Blackstone, Inc.	80	7,322
Charles Schwab Corp.	174	14,362
CME Group, Inc.	37	6,531
Coinbase Global, Inc., Class A*	15	686
FactSet Research Systems, Inc.	4	1,845
Goldman Sachs Group, Inc.	39	15,060
Intercontinental Exchange, Inc.	63	6,824
KKR & Co., Inc.	57	2,959
LPL Financial Holdings, Inc.	9	2,130
Moody’s Corp.	19	5,667
Morgan Stanley	152	14,147
MSCI, Inc.	9	4,570
Nasdaq, Inc.	39	2,670
Northern Trust Corp.	23	2,142
Raymond James Financial, Inc.	19	2,221
S&P Global, Inc.	36	12,701
State Street Corp.	40	3,187
T. Rowe Price Group, Inc.	23	2,873

Total Capital Markets		127,908

Chemicals - 1.2%
Air Products and Chemicals, Inc.	24	7,444
Albemarle Corp.	13	3,614
CF Industries Holdings, Inc.	17	1,839
Corteva, Inc.	78	5,238
Dow, Inc.	82	4,180
DuPont de Nemours, Inc.	57	4,019
Ecolab, Inc.	28	4,195
FMC Corp.	15	1,960
International Flavors & Fragrances, Inc.	24	2,540
LyondellBasell Industries NV, Class A	31	2,635
Mosaic Co.	31	1,590
PPG Industries, Inc.	27	3,651
Sherwin-Williams Co.	27	6,728

Total Chemicals		49,633

Commercial Services & Supplies - 0.5%
Cintas Corp.	10	4,618
Copart, Inc.*	51	3,394
Republic Services, Inc.	24	3,343
Waste Connections, Inc.	28	4,046
Waste Management, Inc.	44	7,380

Total Commercial Services & Supplies		22,781

Communications Equipment - 0.7%
Arista Networks, Inc.*	30	4,179
Cisco Systems, Inc.	444	22,076
Motorola Solutions, Inc.	16	4,355

Total Communications Equipment		30,610

Construction & Engineering - 0.1%
Quanta Services, Inc.	15	2,248

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6	2,199
Vulcan Materials Co.	14	2,567

Total Construction Materials		4,766

Consumer Finance - 0.5%
American Express Co.	68	10,716
Capital One Financial Corp.	41	4,233
Discover Financial Services	28	3,034
Synchrony Financial	40	1,503

Total Consumer Finance		19,486

Containers & Packaging - 0.2%
Amcor PLC	167	2,062
Avery Dennison Corp.	8	1,547
Ball Corp.	33	1,851
International Paper Co.	35	1,299
Packaging Corp. of America	10	1,359

Total Containers & Packaging		8,118

Distributors - 0.1%
Genuine Parts Co.	16	2,933
LKQ Corp.	32	1,738
Pool Corp.	4	1,318

Total Distributors		5,989

Diversified Financial Services - 1.5%
Apollo Global Management, Inc.	40	2,775
Berkshire Hathaway, Inc., Class B*	198	63,083

Total Diversified Financial Services		65,858

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	811	15,636
Verizon Communications, Inc.	478	18,633

Total Diversified Telecommunication Services		34,269

Electric Utilities - 1.6%
Alliant Energy Corp.	32	1,802
American Electric Power Co., Inc.	52	5,034
Constellation Energy Corp.	29	2,787
Duke Energy Corp.	83	8,294
Edison International	38	2,533
Entergy Corp.	20	2,325
Evergy, Inc.	22	1,303
Eversource Energy	35	2,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2022

Investments	Shares	Value
Exelon Corp.	112	$4,633
FirstEnergy Corp.	67	2,763
NextEra Energy, Inc.	224	18,973
PG&E Corp.*	195	3,062
PPL Corp.	85	2,509
Southern Co.	107	7,238
Xcel Energy, Inc.	51	3,581

Total Electric Utilities		69,737

Electrical Equipment - 0.5%
AMETEK, Inc.	26	3,703
Eaton Corp. PLC	45	7,355
Emerson Electric Co.	67	6,416
Generac Holdings, Inc.*	7	739
Hubbell, Inc.	5	1,270
Plug Power, Inc.*	53	846
Rockwell Automation, Inc.	13	3,435

Total Electrical Equipment		23,764

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	58	4,665
CDW Corp.	16	3,018
Corning, Inc.	88	3,003
Keysight Technologies, Inc.*	20	3,618
TE Connectivity Ltd.	31	3,910
Teledyne Technologies, Inc.*	5	2,101
Trimble, Inc.*	23	1,374
Zebra Technologies Corp., Class A*	7	1,892

Total Electronic Equipment, Instruments & Components		23,581

Energy Equipment & Services - 0.3%
Baker Hughes Co.	89	2,583
Halliburton Co.	91	3,448
Schlumberger Ltd.	148	7,629

Total Energy Equipment & Services		13,660

Entertainment - 1.2%
Activision Blizzard, Inc.	79	5,842
Electronic Arts, Inc.	27	3,531
Live Nation Entertainment, Inc.*	19	1,383
Netflix, Inc.*	51	15,582
ROBLOX Corp., Class A*	53	1,684
Take-Two Interactive Software, Inc.*	16	1,691
Walt Disney Co.*	207	20,259
Warner Bros Discovery, Inc.*	255	2,907

Total Entertainment		52,879

Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	16	2,490
American Tower Corp.	53	11,726
AvalonBay Communities, Inc.	15	2,624
Boston Properties, Inc.	16	1,153
Camden Property Trust	12	1,444
Crown Castle, Inc.	47	6,647
Digital Realty Trust, Inc.	32	3,599
Equinix, Inc.	10	6,906
Equity LifeStyle Properties, Inc.	19	1,262
Equity Residential	37	2,400
Essex Property Trust, Inc.	8	1,763
Extra Space Storage, Inc.	14	2,250
Gaming and Leisure Properties, Inc.	25	1,315
Healthpeak Properties, Inc.	65	1,707
Host Hotels & Resorts, Inc.	71	1,345
Invitation Homes, Inc.	55	1,795
Iron Mountain, Inc.	28	1,521
Kimco Realty Corp.	69	1,581
Mid-America Apartment Communities, Inc.	12	1,979
Prologis, Inc.	99	11,661
Public Storage	16	4,767
Realty Income Corp.	67	4,226
SBA Communications Corp.	11	3,292
Simon Property Group, Inc.	36	4,300
Sun Communities, Inc.	15	2,204
UDR, Inc.	33	1,369
Ventas, Inc.	40	1,861
VICI Properties, Inc.	77	2,633
W.P. Carey, Inc.	24	1,891
Welltower, Inc.	49	3,480
Weyerhaeuser Co.	83	2,715

Total Equity Real Estate Investment Trusts (REITs)		99,906

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	50	26,962
Kroger Co.	68	3,345
Sysco Corp.	58	5,018
Walgreens Boots Alliance, Inc.	84	3,486
Walmart, Inc.	164	24,997

Total Food & Staples Retailing		63,808

Food Products - 1.0%
Archer-Daniels-Midland Co.	54	5,265
Bunge Ltd.	16	1,677
Conagra Brands, Inc.	47	1,785
Darling Ingredients, Inc.*	16	1,149
General Mills, Inc.	59	5,033
Hershey Co.	15	3,528
Hormel Foods Corp.	33	1,551
J.M. Smucker Co.	11	1,694
Kellogg Co.	25	1,824
Kraft Heinz Co.	91	3,581
McCormick & Co., Inc., Non-Voting Shares	24	2,044
Mondelez International, Inc., Class A	156	10,547
Tyson Foods, Inc., Class A	31	2,055

Total Food Products		41,733

Gas Utilities - 0.0%
Atmos Energy Corp.	14	1,683

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	199	21,408
Align Technology, Inc.*	9	1,770
Baxter International, Inc.	51	2,883
Becton Dickinson and Co.	29	7,231
Boston Scientific Corp.*	159	7,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2022

Investments	Shares	Value
Cooper Cos., Inc.	5	$1,582
Dexcom, Inc.*	42	4,884
Edwards Lifesciences Corp.*	67	5,175
Hologic, Inc.*	27	2,056
IDEXX Laboratories, Inc.*	9	3,833
Insulet Corp.*	5	1,497
Intuitive Surgical, Inc.*	38	10,275
Medtronic PLC	144	11,382
ResMed, Inc.	15	3,453
STERIS PLC	11	2,043
Stryker Corp.	38	8,888
Zimmer Biomet Holdings, Inc.	23	2,762

Total Health Care Equipment & Supplies		98,320

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	17	2,902
Cardinal Health, Inc.	27	2,164
Centene Corp.*	51	4,439
Cigna Corp.	32	10,524
CVS Health Corp.	149	15,180
Elevance Health, Inc.	27	14,389
HCA Healthcare, Inc.	24	5,765
Humana, Inc.	14	7,699
Laboratory Corp. of America Holdings	11	2,648
McKesson Corp.	16	6,107
Molina Healthcare, Inc.*	5	1,684
Quest Diagnostics, Inc.	12	1,822
UnitedHealth Group, Inc.	101	55,324

Total Health Care Providers & Services		130,647

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	13	2,475

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A*	44	4,494
Booking Holdings, Inc.*	5	10,397
Chipotle Mexican Grill, Inc.*	3	4,881
Darden Restaurants, Inc.	11	1,617
Domino’s Pizza, Inc.	3	1,166
Expedia Group, Inc.*	17	1,816
Hilton Worldwide Holdings, Inc.	31	4,421
Las Vegas Sands Corp.*	36	1,686
Marriott International, Inc., Class A	33	5,457
McDonald’s Corp.	84	22,915
Starbucks Corp.	128	13,082
Yum! Brands, Inc.	32	4,117

Total Hotels, Restaurants & Leisure		76,049

Household Durables - 0.1%
D.R. Horton, Inc.	28	2,408
Garmin Ltd.	16	1,488
Lennar Corp., Class A	25	2,196

Total Household Durables		6,092

Household Products - 1.3%
Church & Dwight Co., Inc.	27	2,211
Clorox Co.	13	1,932
Colgate-Palmolive Co.	95	7,361
Kimberly-Clark Corp.	36	4,883
Procter & Gamble Co.	271	40,422

Total Household Products		56,809

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	63	1,822

Industrial Conglomerates - 0.8%
3M Co.	62	7,810
General Electric Co.	102	8,769
Honeywell International, Inc.	77	16,905

Total Industrial Conglomerates		33,484

Insurance - 2.0%
Aflac, Inc.	63	4,532
Allstate Corp.	28	3,749
American International Group, Inc.	81	5,112
Aon PLC, Class A	22	6,782
Arch Capital Group Ltd.*	35	2,097
Arthur J Gallagher & Co.	23	4,580
Brown & Brown, Inc.	28	1,668
Chubb Ltd.	45	9,882
Cincinnati Financial Corp.	17	1,886
Hartford Financial Services Group, Inc.	31	2,367
Markel Corp.*	2	2,650
Marsh & McLennan Cos., Inc.	53	9,179
MetLife, Inc.	75	5,752
Principal Financial Group, Inc.	24	2,152
Progressive Corp.	65	8,590
Prudential Financial, Inc.	40	4,321
Travelers Cos., Inc.	25	4,745
W.R. Berkley Corp.	21	1,602
Willis Towers Watson PLC	11	2,708

Total Insurance		84,354

Interactive Media & Services - 3.9%
Alphabet, Inc., Class A*	682	68,875
Alphabet, Inc., Class C*	617	62,595
Match Group, Inc.*	29	1,466
Meta Platforms, Inc., Class A*	260	30,706
Pinterest, Inc., Class A*	63	1,601
Snap, Inc., Class A*	135	1,392
ZoomInfo Technologies, Inc.*	33	944

Total Interactive Media & Services		167,579

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc.*	1,043	100,691
DoorDash, Inc., Class A*	28	1,631
eBay, Inc.	63	2,863
Etsy, Inc.*	13	1,717

Total Internet & Direct Marketing Retail		106,902

IT Services - 4.3%
Accenture PLC, Class A	72	21,667
Akamai Technologies, Inc.*	19	1,802
Automatic Data Processing, Inc.	47	12,415
Block, Inc.*	60	4,066
Broadridge Financial Solutions, Inc.	17	2,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2022

Investments	Shares	Value
Cloudflare, Inc., Class A*	24	$1,179
Cognizant Technology Solutions Corp., Class A	59	3,670
EPAM Systems, Inc.*	6	2,212
Fidelity National Information Services, Inc.	65	4,718
Fiserv, Inc.*	67	6,992
FleetCor Technologies, Inc.*	8	1,570
Gartner, Inc.*	8	2,803
Global Payments, Inc.	28	2,906
GoDaddy, Inc., Class A*	16	1,266
International Business Machines Corp.	98	14,592
Jack Henry & Associates, Inc.	7	1,325
MasterCard, Inc., Class A	97	34,571
MongoDB, Inc.*	7	1,069
Paychex, Inc.	35	4,341
PayPal Holdings, Inc.*	132	10,350
Snowflake, Inc., Class A*	33	4,716
SS&C Technologies Holdings, Inc.	28	1,505
Twilio, Inc., Class A*	16	784
VeriSign, Inc.*	11	2,198
Visa, Inc., Class A	186	40,362

Total IT Services		185,614

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	29	4,494
Avantor, Inc.*	75	1,671
Bio-Techne Corp.	16	1,360
Danaher Corp.	78	21,326
Illumina, Inc.*	15	3,271
IQVIA Holdings, Inc.*	19	4,142
Mettler-Toledo International, Inc.*	3	4,409
PerkinElmer, Inc.	13	1,817
Thermo Fisher Scientific, Inc.	44	24,650
Waters Corp.*	5	1,733
West Pharmaceutical Services, Inc.	8	1,877

Total Life Sciences Tools & Services		70,750

Machinery - 1.6%
Caterpillar, Inc.	57	13,475
Cummins, Inc.	16	4,019
Deere & Co.	32	14,112
Dover Corp.	15	2,129
Fortive Corp.	36	2,432
IDEX Corp.	9	2,137
Illinois Tool Works, Inc.	29	6,597
Ingersoll Rand, Inc.	36	1,943
Nordson Corp.	7	1,656
Otis Worldwide Corp.	47	3,670
PACCAR, Inc.	40	4,236
Parker-Hannifin Corp.	15	4,484
Snap-on, Inc.	7	1,684
Stanley Black & Decker, Inc.	13	1,062
Westinghouse Air Brake Technologies Corp.	19	1,921
Xylem, Inc.	20	2,247

Total Machinery		67,804

Media - 0.6%
Charter Communications, Inc., Class A*	11	4,304
Comcast Corp., Class A	501	18,357
Omnicom Group, Inc.	23	1,834
Trade Desk, Inc., Class A*	41	2,138

Total Media		26,633

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	147	5,850
Newmont Corp.	83	3,940
Nucor Corp.	27	4,049
Steel Dynamics, Inc.	16	1,663

Total Metals & Mining		15,502

Multi-Utilities - 0.7%
Ameren Corp.	26	2,322
CenterPoint Energy, Inc.	55	1,711
CMS Energy Corp.	36	2,199
Consolidated Edison, Inc.	35	3,431
Dominion Energy, Inc.	96	5,867
DTE Energy Co.	21	2,436
Public Service Enterprise Group, Inc.	50	3,028
Sempra Energy	28	4,653
WEC Energy Group, Inc.	31	3,073

Total Multi-Utilities		28,720

Multiline Retail - 0.4%
Dollar General Corp.	22	5,625
Dollar Tree, Inc.*	25	3,757
Target Corp.	50	8,354

Total Multiline Retail		17,736

Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	36	1,687
Cheniere Energy, Inc.	28	4,910
Chevron Corp.	205	37,579
ConocoPhillips	145	17,909
Coterra Energy, Inc.	73	2,037
Devon Energy Corp.	71	4,865
Diamondback Energy, Inc.	20	2,960
EOG Resources, Inc.	56	7,948
EQT Corp.	33	1,400
Exxon Mobil Corp.	474	52,775
Hess Corp.	25	3,598
Kinder Morgan, Inc.	224	4,283
Marathon Oil Corp.	72	2,205
Marathon Petroleum Corp.	54	6,578
Occidental Petroleum Corp.	81	5,629
ONEOK, Inc.	47	3,145
Phillips 66	51	5,530
Pioneer Natural Resources Co.	23	5,428
Targa Resources Corp.	23	1,711
Texas Pacific Land Corp.	1	2,593
Valero Energy Corp.	41	5,478
Williams Cos., Inc.	130	4,511

Total Oil, Gas & Consumable Fuels		184,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2022

Investments	Shares	Value
Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	26	$6,131

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	231	18,545
Catalent, Inc.*	20	1,003
Eli Lilly & Co.	91	33,768
Johnson & Johnson	299	53,222
Merck & Co., Inc.	274	30,173
Pfizer, Inc.	607	30,429
Royalty Pharma PLC, Class A	31	1,363
Zoetis, Inc.	53	8,169

Total Pharmaceuticals		176,672

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	13	1,383
CoStar Group, Inc.*	45	3,647
Equifax, Inc.	15	2,961
Jacobs Solutions, Inc.	15	1,898
Leidos Holdings, Inc.	13	1,421
Verisk Analytics, Inc.	17	3,123

Total Professional Services		14,433

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	34	2,706

Road & Rail - 0.9%
CSX Corp.	233	7,617
JB Hunt Transport Services, Inc.	9	1,655
Norfolk Southern Corp.	27	6,925
Old Dominion Freight Line, Inc.	9	2,723
Uber Technologies, Inc.*	225	6,557
Union Pacific Corp.	71	15,438

Total Road & Rail		40,915

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	184	14,284
Analog Devices, Inc.	59	10,143
Applied Materials, Inc.	93	10,193
Broadcom, Inc.	37	20,388
Enphase Energy, Inc.*	15	4,809
Entegris, Inc.	17	1,314
First Solar, Inc.*	11	1,898
Intel Corp.	436	13,110
KLA Corp.	15	5,897
Lam Research Corp.	15	7,086
Marvell Technology, Inc.	83	3,861
Microchip Technology, Inc.	56	4,434
Micron Technology, Inc.	119	6,860
Monolithic Power Systems, Inc.	5	1,910
NVIDIA Corp.	266	45,015
ON Semiconductor Corp.*	41	3,083
QUALCOMM, Inc.	128	16,191
Skyworks Solutions, Inc.	19	1,817
SolarEdge Technologies, Inc.*	5	1,494
Teradyne, Inc.	17	1,589
Texas Instruments, Inc.	98	17,685

Total Semiconductors & Semiconductor Equipment		193,061

Software - 17.0%
Adobe, Inc.*	53	18,281
ANSYS, Inc.*	9	2,289
Atlassian Corp. Ltd., Class A*	13	1,710
Autodesk, Inc.*	24	4,847
Bill.com Holdings, Inc.*	8	963
Cadence Design Systems, Inc.*	29	4,989
Crowdstrike Holdings, Inc., Class A*	25	2,941
Datadog, Inc., Class A*	29	2,198
DocuSign, Inc.*	24	1,130
Fortinet, Inc.*	67	3,562
Gen Digital, Inc.	65	1,492
HubSpot, Inc.*	5	1,515
Intuit, Inc.	30	12,228
Microsoft Corp.	849	598,868
Oracle Corp.	178	14,779
Palantir Technologies, Inc., Class A*	201	1,507
Palo Alto Networks, Inc.*	34	5,777
Paycom Software, Inc.*	6	2,035
PTC, Inc.*	12	1,527
Roper Technologies, Inc.	11	4,828
Salesforce, Inc.*	114	18,268
ServiceNow, Inc.*	21	8,742
Splunk, Inc.*	16	1,243
Synopsys, Inc.*	15	5,093
Tyler Technologies, Inc.*	4	1,371
VMware, Inc., Class A*	25	3,037
Workday, Inc., Class A*	23	3,862
Zoom Video Communications, Inc., Class A*	27	2,037
Zscaler, Inc.*	11	1,468

Total Software		732,587

Specialty Retail - 2.0%
AutoZone, Inc.*	2	5,158
Best Buy Co., Inc.	23	1,962
CarMax, Inc.*	15	1,040
Home Depot, Inc.	117	37,907
Lowe’s Cos., Inc.	71	15,091
O’Reilly Automotive, Inc.*	7	6,052
Ross Stores, Inc.	34	4,001
TJX Cos., Inc.	132	10,567
Tractor Supply Co.	11	2,489
Ulta Beauty, Inc.*	6	2,789

Total Specialty Retail		87,056

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	1,719	254,463
Hewlett Packard Enterprise Co.	155	2,601
HP, Inc.	95	2,854
NetApp, Inc.	21	1,420

Total Technology Hardware, Storage & Peripherals		261,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2022

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.*	11	$4,184
NIKE, Inc., Class B	144	15,795

Total Textiles, Apparel & Luxury Goods		19,979

Tobacco - 0.6%
Altria Group, Inc.	193	8,990
Philip Morris International, Inc.	157	15,648

Total Tobacco		24,638

Trading Companies & Distributors - 0.2%
Fastenal Co.	62	3,194
United Rentals, Inc.*	8	2,824
W.W. Grainger, Inc.	5	3,015

Total Trading Companies & Distributors		9,033

Water Utilities - 0.1%
American Water Works Co., Inc.	20	3,035

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	73	11,057

Total United States		4,216,027

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $4,165,004)		4,252,631
Other Assets less Liabilities - 1.2%		49,937

NET ASSETS - 100.0%		$4,302,568

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	21	2/24/23	$3,695,790	$4,073

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,252,631	$—	$—	$4,252,631

Total Investments in Securities	$4,252,631	$—	$—	$4,252,631

Financial Derivative Instruments
Futures Contracts[1]	$4,073	$—	$—	$4,073

Total - Net	$4,256,704	$—	$—	$4,256,704

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

November 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 22.6%
De Grey Mining Ltd.*	44,909	$38,797
Evolution Mining Ltd.	74,755	134,671
Gold Road Resources Ltd.	34,410	40,328
Newcrest Mining Ltd.	17,892	943,913
Northern Star Resources Ltd.	47,868	339,806
OceanaGold Corp.*	26,353	44,514
Perseus Mining Ltd.	50,300	75,120
Ramelius Resources Ltd.	33,590	19,233
Regis Resources Ltd.	30,892	39,928
Silver Lake Resources Ltd.*	35,279	28,588
St. Barbara Ltd.*	31,650	12,824
West African Resources Ltd.*	35,086	27,139
Westgold Resources Ltd.*	19,266	9,677

Total Australia		1,754,538

Brazil - 3.7%
Wheaton Precious Metals Corp.	7,291	284,568

Canada - 41.8%
Agnico Eagle Mines Ltd.	8,295	417,819
Alamos Gold, Inc., Class A	15,675	152,048
B2Gold Corp.	42,585	148,196
Barrick Gold Corp.	43,393	708,174
Centerra Gold, Inc.	8,631	45,775
Dundee Precious Metals, Inc.	8,207	38,441
Equinox Gold Corp.*	11,365	39,891
Franco-Nevada Corp.	4,389	636,125
GoGold Resources, Inc.*	12,252	17,713
IAMGOLD Corp.*	19,451	39,875
K92 Mining, Inc.*	9,090	51,830
Kinross Gold Corp.	50,602	208,986
Lundin Gold, Inc.	3,189	31,215
New Gold, Inc.*	27,729	30,779
Osisko Gold Royalties Ltd.	6,207	78,270
Pan American Silver Corp.	8,591	140,806
Sandstorm Gold Ltd.	7,659	39,827
SSR Mining, Inc.	8,513	129,057
Torex Gold Resources, Inc.*	3,558	32,675
Wesdome Gold Mines Ltd.*	5,555	37,205
Yamana Gold, Inc.	38,722	211,422

Total Canada		3,236,129

China - 2.4%
Shandong Gold Mining Co. Ltd., Class A	11,200	32,334
Zhaojin Mining Industry Co. Ltd., Class H*	53,500	59,289
Zijin Mining Group Co. Ltd., Class A	66,200	91,867

Total China		183,490

Peru - 1.0%
Cia de Minas Buenaventura SAA, ADR	9,550	77,928

Russia - 0.2%
Petropavlovsk PLC†,*	40,769	0
Polymetal International PLC*	4,821	13,549

Total Russia		13,549

South Africa - 8.9%
AngloGold Ashanti Ltd., ADR	16,829	308,476
Gold Fields Ltd., ADR	27,081	301,953
Harmony Gold Mining Co. Ltd., ADR	21,756	76,363

Total South Africa		686,792

Turkey - 0.7%
Eldorado Gold Corp.*	7,567	57,963

United Kingdom - 3.8%
Centamin PLC	46,460	58,428
Endeavour Mining PLC	7,417	156,196
Fresnillo PLC	7,847	83,881

Total United Kingdom		298,505

United States - 14.6%
Argonaut Gold, Inc.*	14,212	3,984
Coeur Mining, Inc.*	10,684	37,394
Newmont Corp.	17,860	847,814
Royal Gold, Inc.	2,145	240,948

Total United States		1,130,140

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $9,513,353)		7,723,602
Other Assets less Liabilities - 0.3%		20,196

NET ASSETS - 100.0%		$7,743,798

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

November 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	38	2/24/23	$6,687,620	$7,370

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$13,549	$—	$0	*	$13,549
Other	7,710,053	—	—		7,710,053

Total Investments in Securities	$7,723,602	$—	$0		$7,723,602

Financial Derivative Instruments
Futures Contracts[1]	$7,370	$—	$—		$7,370

Total - Net	$7,730,972	$—	$0		$7,730,972

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 145.4%

U.S. Treasury Bills - 145.4%
1.60%, 12/1/22*	$133,000,000	$133,000,000
3.21%, 12/15/22*	22,671,000	22,643,404
4.63%, 5/18/23*	133,000,000	130,223,758

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $285,868,804)		285,867,162

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $8,797,379)	175,148	8,801,187

TOTAL INVESTMENTS IN SECURITIES - 149.9% (Cost: $294,666,183)		294,668,349
Other Assets less Liabilities - (49.9)%		(98,052,466)

NET ASSETS - 100.0%		$196,615,883

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2022 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2022	Dividend Income
WisdomTree Floating Rate Treasury Fund	$13,018,670	$—	$4,217,958	$(1,567)	$2,042	$8,801,187	$91,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	292	12/19/22	$(17,921,500)	$6,473,775
Aluminum	127	1/16/23	(7,824,788)	(430,676)
Copper	292	12/19/22	(60,150,175)	7,312,008
Copper	3	2/13/23	(617,981)	(9,338)
Nickel	27	1/16/23	(4,360,959)	(708,171)
Zinc	146	12/19/22	(11,127,025)	363,670
Zinc	46	1/16/23	(3,500,600)	(124,281)

			$(105,503,028)	$12,876,987

Long Exposure
Aluminum	292	12/19/22	$17,921,500	$(4,277,861)
Aluminum	302	1/16/23	18,606,975	(6,315,015)
Bitcoin	33	12/30/22	2,818,200	143,341
Brent Crude	224	12/29/22	19,481,280	(2,086,040)
Cattle Feeder	9	1/26/23	812,138	17,437
Cocoa	103	5/15/23	2,577,060	26,930
Coffee “C”	63	5/18/23	4,019,794	(644,831)
Copper	292	12/19/22	60,150,175	(5,807,881)
Copper	68	2/13/23	14,007,575	555,475
Corn	424	12/14/23	12,857,800	(834,288)
Cotton No. 2	41	3/09/23	1,734,505	(25,010)
Gasoline RBOB	67	12/30/22	6,710,546	(577,949)
Gold 100 Ounce	91	2/24/23	16,015,090	589,110
HRW Wheat	74	7/14/23	3,269,875	(218,513)
Lean Hogs	99	2/14/23	3,379,860	(146,930)
Live Cattle	63	6/30/23	3,920,490	32,290
Low Sulphur Gasoil	99	12/12/23	8,016,525	(317,400)
Natural Gas	203	3/29/23	10,651,410	1,411,550
Nickel	77	1/16/23	12,436,809	2,438,955
NY Harbor ULSD	67	5/31/23	8,452,130	(244,028)
Platinum	59	1/27/23	3,065,935	540,680
Silver	79	5/26/23	8,662,745	337,425
Soybeans	142	11/14/23	9,932,900	297,888
Sugar No. 11	205	4/28/23	4,261,376	(76,384)
Wheat	207	7/14/23	8,370,562	(202,663)
WTI Crude Oil	231	5/22/23	18,565,470	557,040
Zinc	146	12/19/22	11,127,025	(1,559,225)
Zinc	133	1/16/23	10,121,300	(146,356)

			$301,947,050	$(16,532,253)

Total - Net			$196,444,022	$(3,655,266)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$285,867,162	$—	$285,867,162
Exchange-Traded Fund	8,801,187	—	—	8,801,187

Total Investments in Securities	$8,801,187	$285,867,162	$—	$294,668,349

Financial Derivative Instruments
Futures Contracts[1]	$21,097,574	$—	$—	$21,097,574
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(24,752,840)	$—	$—	$(24,752,840)

Total - Net	$5,145,921	$285,867,162	$—	$291,013,083

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 174.1%

U.S. Treasury Bills - 174.1%
1.43%, 12/1/22*	$109,500,000	$109,500,000
3.26%, 12/15/22*	7,281,000	7,272,137
4.63%, 5/18/23*	109,500,000	107,214,297

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $223,987,626)		223,986,434

	Shares
EXCHANGE-TRADED FUND - 4.4%

United States - 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $5,717,941)	114,030	5,730,008

TOTAL INVESTMENTS IN SECURITIES - 178.5% (Cost: $229,705,567)		229,716,442
Other Assets less Liabilities - (78.5)%		(101,048,729)

NET ASSETS - 100.0%		$128,667,713

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2022 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2022	Dividend Income
WisdomTree Floating Rate Treasury Fund	$6,059,547	$—	$329,500	$91	$(130)	$5,730,008	$49,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	60	3/22/23	$(6,810,000)	$(189,906)
Aluminum	41	12/19/22	(2,516,375)	(102,500)
Cattle Feeder	26	1/26/23	(2,346,175)	(11,375)
Copper	12	12/19/22	(2,471,925)	(31,125)
Gold 100 Ounce	14	2/24/23	(2,463,860)	(161,130)
Lead	47	12/19/22	(2,569,138)	(220,841)
Silver	24	3/29/23	(2,613,720)	(118,940)
Tin	26	12/19/22	(2,999,100)	(545,780)
U.S. Treasury Long Bond	55	3/22/23	(6,985,000)	(423,867)
Wheat	55	3/14/23	(2,187,625)	194,538
Zinc	34	12/19/22	(2,591,225)	(147,088)

			$(36,554,143)	$(1,758,014)

Long Exposure

Bitcoin	19	12/30/22	$1,622,600	$82,529
Brent Crude	24	12/29/22	2,087,280	(146,400)
Corn	67	3/14/23	2,234,450	(66,163)
E-Mini Russell 2000 Index	59	12/16/22	5,568,125	308,825
Gasoline RBOB	21	12/30/22	2,103,306	(174,724)
Lean Hogs	70	12/14/22	2,321,200	(13,300)
Live Cattle	38	2/28/23	2,366,260	19,760
Low Sulphur Gasoil	23	12/12/22	2,132,675	(288,075)
Nikkei 225 Index	29	3/09/23	5,812,885 ^	179,805
NY Harbor ULSD	15	12/30/22	2,119,005	(179,865)
S&P 500 E-Mini Index	28	12/16/22	5,713,750	494,463
Sugar No. 11	112	2/28/23	2,462,387	210,739
U.S. Dollar Index	118	12/19/22	12,495,846	(339,840)

			$49,039,769	$87,754

Total - Net			$12,485,626	$(1,670,260)

^	Notional value has been converted to USD using the relevant foreign exchange rate as of November 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$223,986,434	$—	$223,986,434
Exchange-Traded Fund	5,730,008	—	—	5,730,008

Total Investments in Securities	$5,730,008	$223,986,434	$—	$229,716,442

Financial Derivative Instruments
Futures Contracts[1]	$1,490,659	$—	$—	$1,490,659
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(3,160,919)	$—	$—	$(3,160,919)

Total - Net	$4,059,748	$223,986,434	$—	$228,046,182

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

November 30, 2022

Investments					Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 87.3%

U.S. Treasury Bill - 87.3%
1.98%, 12/1/22* (Cost: $49,300,000)					$49,300,000		$49,300,000

PURCHASED OPTIONS (EXCHANGE-TRADED) - 4.9%
Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Depreciation	Value
iShares MSCI EAFE ETF	1,650	$11,055,000	$67	1/20/23	$1,198,145	$(898,670)	299,475
iShares MSCI Emerging Markets ETF	1,297	5,447,400	42	1/20/23	687,834	(648,924)	38,910
iShares Russell 2000 ETF	622	11,196,000	180	1/20/23	1,543,115	(843,987)	699,128
SPDR S&P 500 ETF Trust	719	28,041,000	390	1/20/23	3,932,985	(2,189,410)	1,743,575

TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $7,362,079)							2,781,088

TOTAL INVESTMENTS IN SECURITIES - 92.2% (Cost: $56,662,079)							52,081,088
Other Assets less Liabilities - 7.8%							4,392,353

NET ASSETS - 100.0%							$56,473,441

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
iShares MSCI EAFE ETF	(1,506)	$(13,554,000)	$90	1/20/2023	$(56,169)	$56,139	$(30)
iShares MSCI Emerging Markets ETF	(1,183)	(6,743,100)	57	1/20/2023	(85,090)	85,078	(12)
iShares Russell 2000 ETF	(568)	(13,632,000)	240	1/20/2023	(206,762)	205,626	(1,136)
SPDR S&P 500 ETF Trust	(656)	(34,440,000)	525	1/20/2023	(223,782)	223,126	(656)

					$(571,803)	$569,969	$(1,834)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$49,300,000	$—	$49,300,000
Purchased Options	2,442,703	338,385	—	2,781,088

Total Investments in Securities	$2,442,703	$49,638,385	$—	$52,081,088

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,834)	$—	$(1,834)

Total - Net	$2,442,703	$49,636,551	$—	$52,079,254

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
HRW	Hard Red Winter
PIK	Payment In Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REMIC	Real Estate Mortgage Investment Conduit
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. For all Funds, except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the bid/ask price as of 4:00 p.m. Eastern time on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s valuation policy. The Board of Trustees has established a valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (concluded)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended November 30, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.